UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
9/30/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (27.9%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.9%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from April 15, 2028 to
August 20, 2037	$6,422,740	$6,566,457
6 1/2s, TBA, October 1, 2037	100,000	102,156
6s, April 15, 2028	136,108	139,204
		6,807,817

U.S. Government Agency Mortgage Obligations (23.0%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from September 1, 2030 to
July 1, 2031	229,181	241,996
7 1/2s, October 1, 2014	34,080	35,638
7s, with due dates from November 1, 2026 to May 1, 2032	1,944,840	2,027,605
6s, with due dates from May 1, 2021 to August 1, 2021	377,666	382,638
5 1/2s, December 1, 2033	555,779	546,726
5 1/2s, October 1, 2018	409,861	412,974
5s, with due dates from May 1, 2018 to November 1, 2018	5,110,205	5,036,745
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2029 to
August 1, 2031	235,353	250,621
7s, with due dates from December 1, 2028 to
December 1, 2035	4,141,123	4,318,605
6 1/2s, with due dates from July 1, 2037 to
August 1, 2037	3,527,042	3,592,346
6 1/2s, TBA, October 1, 2037	1,100,000	1,119,938
6s, July 1, 2021	1,908,988	1,935,087
5 1/2s, with due dates from January 1, 2037 to
August 1, 2037	1,929,940	1,892,204
5 1/2s, with due dates from June 1, 2014 to
January 1, 2021	3,435,262	3,438,339
5s, with due dates from March 1, 2031 to
October 1, 2035	269,433	257,512
5s, TBA, October 1, 2037	3,200,000	3,054,000
4 1/2s, with due dates from October 1, 2020 to
October 1, 2035	2,595,981	2,488,291
4 1/2s, with due dates from August 1, 2020 to
September 1, 2020	755,189	730,440
		31,761,705

Total U.S. government and agency mortgage obligations (cost $38,801,354)		$38,569,522

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.7%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,690,414
Federal Farm Credit Bank 5 3/4s, January 18, 2011	10,000,000	10,366,268

Total U.S. government agency obligations (cost $11,558,216)		$12,056,682

U.S. TREASURY OBLIGATIONS (17.1%)(a)

	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$5,619,206
6 1/4s, May 15, 2030	11,505,000	13,683,759
U.S. Treasury Notes 4 1/4s, August 15, 2013	4,307,000	4,302,289

Total U.S. treasury obligations (cost $22,322,183)		$23,605,254

COLLATERALIZED MORTGAGE OBLIGATIONS (45.3%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	$80,000	$79,913
Ser. 04-3, Class A5, 5.494s, 2039	30,000	30,155
Ser. 06-5, Class A4, 5.414s, 2047	95,000	93,640
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, Interest only (IO), 0.358s, 2034	1,202,686	3,248
Ser. 05-E, Class 2, IO, 0.306s, 2035	3,226,515	16,033
Commercial Mortgage Pass-Through Certificates Ser.
06-C7, Class A4, 5.962s, 2046	186,000	191,115
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 2.355s, 2046	1,219,048	40,762
IFB Ser. 07-23CB, Class A4, IO, 1.369s, 2037	2,572,323	115,554
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	1,511,011	9,916
Countrywide Home Loans Ser. 06-0A5, Class X, IO,
2.281s, 2046	1,008,060	34,022
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.811s, 2039	26,000	26,425
CS First Boston Mortgage Securities Corp. Ser. 04-C2,

Class A2, 5.416s, 2036			40,000	39,898
Fannie Mae
IFB Ser.	07-75,	Class JS, 11.31s, 2037	195,164	233,923
Ser. 03-W6, Class PT1, 9.987s, 2042			288,998	317,579
IFB Ser.	07-75,	Class CS, 9.581s, 2037	124,922	149,351
IFB Ser.	06-62,	Class PS, 9.113s, 2036	231,166	267,199
IFB Ser.	06-76,	Class QB, 8.813s, 2036	291,184	335,371
IFB Ser.	06-63,	Class SP, 8.513s, 2036	316,728	359,779
IFB Ser.	06-49,	Class SE, 8.475s, 2036	199,535	219,235
IFB Ser.	07-W7, Class 1A4, 8.393s, 2037		119,381	127,554
IFB Ser.	06-60,	Class TK, 8.075s, 2036	101,839	110,119
IFB Ser.	06-104, Class GS, 8.024s, 2036		100,480	111,051
IFB Ser.	06-104, Class ES, 7.794s, 2036		120,966	133,643
IFB Ser.	07-1, Class NK, 7.528s, 2037		266,116	295,023
Ser. 04-T3, Class 1A4, 7 1/2s, 2044			160,073	169,709
Ser. 04-T2, Class 1A4, 7 1/2s, 2043			84,421	89,502
Ser. 02-14, Class A2, 7 1/2s, 2042			55,218	57,004
Ser. 01-T10, Class A2, 7 1/2s, 2041			369,271	387,428
Ser. 02-T4, Class A3, 7 1/2s, 2041			108,335	114,246
Ser. 01-T12, Class A2, 7 1/2s, 2041			149,546	157,588
Ser. 01-T3, Class A1, 7 1/2s, 2040			724	757
Ser. 99-T2, Class A1, 7 1/2s, 2039			59,639	63,282
Ser. 03-W10, Class 1A1, 7 1/2s, 2032			199,259	209,245
Ser. 02-T1, Class A3, 7 1/2s, 2031			475,465	500,065
Ser. 00-T6, Class A1, 7 1/2s, 2030			209,071	219,299
Ser. 01-T5, Class A3, 7 1/2s, 2030			2,130	2,231
IFB Ser.	07-81,	Class SC, 7.013s, 2037	117,906	123,308
Ser. 02-26, Class A1, 7s, 2048			285,115	296,669
Ser. 04-W12, Class 1A3, 7s, 2044			153,337	160,507
Ser. 04-T3, Class 1A3, 7s, 2044			325,269	340,164
Ser. 04-T2, Class 1A3, 7s, 2043			111,204	116,318
Ser. 03-W8, Class 2A, 7s, 2042			1,051,839	1,096,853
Ser. 03-W3, Class 1A2, 7s, 2042			107,102	111,560
Ser. 02-T16, Class A2, 7s, 2042			746,678	777,577
Ser. 02-T19, Class A2, 7s, 2042			466,239	485,884
Ser. 02-14, Class A1, 7s, 2042			374,649	389,336
Ser. 01-T10, Class A1, 7s, 2041			205,580	213,165
Ser. 02-T4, Class A2, 7s, 2041			466,597	483,891
Ser. 01-W3, Class A, 7s, 2041			84,760	88,443
Ser. 04-W1, Class 2A2, 7s, 2033			768,248	804,129
IFB Ser.	06-104, Class CS, 6.609s, 2036		148,458	152,602
Ser. 371, Class 2, IO, 6 1/2s, 2036			260,674	69,491
IFB Ser.	07-30,	Class FS, 6.062s, 2037	260,721	265,344
IFB Ser.	06-115, Class ES, 6.035s, 2036		108,422	115,179
Ser. 07-103, Class HB, 6s, 2037 (FWC)			2,210,000	2,210,000
IFB Ser.	05-74,	Class CP, 5.935s, 2035	286,185	298,754
IFB Ser.	05-74,	Class CS, 5.909s, 2035	326,624	334,062
IFB Ser.	06-27,	Class SP, 5.752s, 2036	201,000	210,245
IFB Ser.	06-8, Class HP, 5.752s, 2036		226,351	234,126
IFB Ser.	06-8, Class WK, 5.752s, 2036		355,315	364,958
IFB Ser.	05-106, Class US, 5.752s, 2035		344,265	358,858
IFB Ser.	05-99,	Class SA, 5.752s, 2035	170,334	174,620
IFB Ser.	05-115, Class NQ, 5.695s, 2036		80,046	80,192
IFB Ser.	05-74,	Class DM, 5.569s, 2035	336,717	345,011
IFB Ser.	05-114, Class SP, 5.469s, 2036		97,989	96,299
FRB Ser. 07-95, Class A1, 5.381s, 2036			3,563,765	3,562,696
FRB Ser. 07-95, Class A2, 5.381s, 2036			8,329,000	8,264,034
FRB Ser. 07-95, Class A3, 5.381s, 2036			2,308,000	2,210,602
FRB Ser. 07-101, Class A2, 5.381s, 2036			1,994,000	1,981,238
IFB Ser.	06-60,	Class CS, 5.275s, 2036	143,406	137,974
IFB Ser.	05-106, Class JC, 4.213s, 2035		195,813	182,129
IFB Ser.	05-83,	Class QP, 4.053s, 2034	116,411	109,950
IFB Ser.	05-72,	Class SB, 4.047s, 2035	117,923	113,422
IFB Ser.	05-57,	Class MN, 3.79s, 2035	235,014	231,271
IFB Ser.	07-W6, Class 6A2, IO, 2.669s, 2037		185,224	14,781
IFB Ser.	06-90,	Class SE, IO, 2.669s, 2036	106,631	11,772
IFB Ser.	03-66,	Class SA, IO, 2.519s, 2033	285,104	24,291
IFB Ser.	07-W6, Class 5A2, IO, 2.159s, 2037		245,800	18,488
IFB Ser.	07-W4, Class 4A2, IO, 2.149s, 2037		855,442	60,653
IFB Ser.	07-W2, Class 3A2, IO, 2.149s, 2037		325,148	23,107
IFB Ser.	05-113, Class DI, IO, 2.099s, 2036		3,611,371	270,519
IFB Ser.	06-60,	Class SI, IO, 2.019s, 2036	316,085	27,140
IFB Ser.	06-60,	Class DI, IO, 1.939s, 2035	101,333	6,934
IFB Ser.	05-65,	Class KI, IO, 1.869s, 2035	4,679,264	306,136
IFB Ser.	07-54,	Class CI, IO, 1.629s, 2037	206,205	15,391
IFB Ser.	07-39,	Class PI, IO, 1.629s, 2037	204,627	13,718
IFB Ser.	07-30,	Class WI, IO, 1.629s, 2037	1,122,801	71,348
IFB Ser.	07-W4, Class 3A2, IO, 1.619s, 2037		840,307	49,749
IFB Ser.	07-28,	Class SE, IO, 1.619s, 2037	205,567	14,419
IFB Ser.	07-W2, Class 2A2, IO, 1.619s, 2037		446,218	28,007
IFB Ser.	06-128, Class SH, IO, 1.619s, 2037		263,793	15,524
IFB Ser.	06-56,	Class SM, IO, 1.619s, 2036	256,464	16,966
IFB Ser.	06-12,	Class SD, IO, 1.619s, 2035	1,080,501	80,326
IFB Ser.	05-90,	Class SP, IO, 1.619s, 2035	526,036	33,319
IFB Ser.	07-W5, Class 2A2, IO, 1.609s, 2037		118,046	4,722
IFB Ser.	07-30,	Class IE, IO, 1.609s, 2037	569,088	47,755
IFB Ser.	06-123, Class CI, IO, 1.609s, 2037		470,403	34,003
IFB Ser.	06-123, Class UI, IO, 1.609s, 2037		215,214	15,048
IFB Ser.	05-82,	Class SY, IO, 1.599s, 2035	1,337,268	80,354
IFB Ser.	07-15,	Class BI, IO, 1.569s, 2037	361,899	24,939
IFB Ser.	06-23,	Class SC, IO, 1.569s, 2036	294,901	20,463
IFB Ser.	06-16,	Class SM, IO, 1.569s, 2036	190,552	13,154
IFB Ser.	05-95,	Class CI, IO, 1.569s, 2035	364,030	26,498

IFB Ser.	05-84, Class SG, IO, 1.569s, 2035	606,109	44,776
IFB Ser.	05-104, Class NI, IO, 1.569s, 2035	420,491	29,536
IFB Ser.	05-104, Class SI, IO, 1.569s, 2033	394,498	25,044
IFB Ser.	05-83, Class QI, IO, 1.559s, 2035	97,354	7,808
IFB Ser.	06-128, Class GS, IO, 1.549s, 2037	235,492	17,140
IFB Ser.	05-83, Class SL, IO, 1.539s, 2035	1,075,847	67,828
IFB Ser.	06-128, Class SC, IO, 1.469s, 2037	475,453	28,786
IFB Ser.	07-63, Class SB, IO, 1.519s, 2037	1,421,422	83,188
IFB Ser.	06-114, Class IS, IO, 1.519s, 2036	252,328	15,451
IFB Ser.	06-115, Class IE, IO, 1.509s, 2036	187,617	13,328
IFB Ser.	06-117, Class SA, IO, 1.509s, 2036	284,616	17,999
IFB Ser.	06-121, Class SD, IO, 1.509s, 2036	194,526	13,612
IFB Ser.	06-109, Class SG, IO, 1.499s, 2036	152,519	9,872
IFB Ser.	06-109, Class SH, IO, 1.489s, 2036	229,850	17,721
IFB Ser.	07-W6, Class 4A2, IO, 1.469s, 2037	953,087	56,849
IFB Ser.	06-44, Class IS, IO, 1.469s, 2036	237,610	14,423
IFB Ser.	06-45, Class SM, IO, 1.469s, 2036	446,677	25,247
IFB Ser.	06-8, Class JH, IO, 1.469s, 2036	873,115	62,682
IFB Ser.	05-122, Class SG, IO, 1.469s, 2035	191,493	13,064
IFB Ser.	06-92, Class LI, IO, 1.449s, 2036	277,947	16,621
IFB Ser.	06-96, Class ES, IO, 1.449s, 2036	126,097	7,991
IFB Ser.	06-85, Class TS, IO, 1.429s, 2036	440,386	26,326
IFB Ser.	06-61, Class SE, IO, 1.419s, 2036	334,228	19,382
IFB Ser.	07-76, Class SA, IO, 1.409s, 2037	310,270	16,356
IFB Ser.	07-W7, Class 2A2, IO, 1.399s, 2037	760,355	44,161
IFB Ser.	03-124, Class ST, IO, 1.369s, 2034	195,884	10,262
IFB Ser.	06-70, Class WI, IO, 1.319s, 2036	191,792	8,211
IFB Ser.	07-30, Class JS, IO, 1.309s, 2037	503,576	30,646
IFB Ser.	07-30, Class LI, IO, 1.309s, 2037	312,108	19,882
IFB Ser.	07-W2, Class 1A2, IO, 1.299s, 2037	1,198,773	67,571
IFB Ser.	07-W4, Class 2A2, IO, 1.289s, 2037	964,376	50,425
IFB Ser.	07-54, Class IA, IO, 1.279s, 2037	263,146	16,501
IFB Ser.	07-54, Class IB, IO, 1.279s, 2037	263,146	16,501
IFB Ser.	07-54, Class IC, IO, 1.279s, 2037	263,146	16,501
IFB Ser.	07-54, Class ID, IO, 1.279s, 2037	263,146	16,501
IFB Ser.	07-54, Class IE, IO, 1.279s, 2037	263,146	16,501
IFB Ser.	07-54, Class IF, IO, 1.279s, 2037	391,817	24,569
IFB Ser.	07-54, Class UI, IO, 1.279s, 2037	310,228	20,831
IFB Ser.	07-15, Class CI, IO, 1.249s, 2037	857,483	52,523
IFB Ser.	06-123, Class BI, IO, 1.249s, 2037	1,134,500	67,404
IFB Ser.	06-115, Class JI, IO, 1.249s, 2036	632,595	38,725
IFB Ser.	06-123, Class LI, IO, 1.189s, 2037	424,285	24,400
IFB Ser.	07-39, Class AI, IO, 0.989s, 2037	473,304	24,634
IFB Ser.	07-32, Class SD, IO, 0.979s, 2037	312,442	15,667
IFB Ser.	07-30, Class UI, IO, 0.969s, 2037	258,519	13,708
IFB Ser.	07-32, Class SC, IO, 0.969s, 2037	417,545	20,651
IFB Ser.	07-1, Class CI, IO, 0.969s, 2037	304,271	15,590
IFB Ser.	05-74, Class SE, IO, 0.969s, 2035	1,815,255	78,837
IFB Ser.	05-82, Class SI, IO, 0.969s, 2035	1,278,843	51,234
IFB Ser.	07-W4, Class 1A2, IO, 0.959s, 2037	3,888,875	173,232
IFB Ser.	07-W5, Class 1A2, IO, 0.949s, 2037	596,527	17,896
IFB Ser.	05-74, Class NI, IO, 0.949s, 2035	1,627,707	86,519
IFB Ser.	07-4, Class PS, IO, 0.924s, 2037	1,170,965	54,157
Ser. 03-W10, Class 3A, IO, 0.881s, 2043		9,047,931	150,417
Ser. 03-W10, Class 1A, IO, 0.865s, 2043		7,508,849	106,978
Ser. 03-T2, Class 2, IO, 0.821s, 2042		4,544,947	101,034
IFB Ser.	07-75, Class ID, IO, 0.739s, 2037	252,818	12,187
Ser. 03-W6, Class 51, IO, 0.683s, 2042		1,417,229	23,597
Ser. 372, Class 1, Principal only (PO), zero %, 2036		1,340,574	1,005,372
Ser. 04-38, Class AO, PO, zero %, 2034		199,470	141,125
Ser. 04-61, Class CO, PO, zero %, 2031		442,282	356,034
Ser. 07-31, Class TS, IO, zero %, 2009		763,448	6,946
Ser. 07-15, Class IM, IO, zero %, 2009		298,245	3,311
Ser. 07-16, Class TS, IO, zero %, 2009		1,226,681	11,775
FRB Ser. 06-115, Class SN, zero %, 2036		158,607	171,073
FRB Ser. 05-79, Class FE, zero %, 2035		50,900	53,846
FRB Ser. 05-45, Class FG, zero %, 2035		83,288	79,832
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043		1,055,749	1,115,174
Ser. T-42, Class A5, 7 1/2s, 2042		150,280	157,914
Ser. T-60, Class 1A2, 7s, 2044		199,870	209,055
Ser. T-59, Class 1A2, 7s, 2043		433,861	452,055
Ser. T-55, Class 1A2, 7s, 2043		262,117	272,252
Freddie Mac
FRB Ser. 3030, Class CF, 22.306s, 2035		94,004	89,556
IFB Ser.	3339, Class JS, 5.444s, 2037	110,350	124,865
IFB Ser.	3339, Class WS, 5.092s, 2037	120,562	143,080
IFB Ser.	3202, Class PS, 4.725s, 2036	199,429	223,525
IFB Ser.	3153, Class SX, 4.488s, 2036	473,689	516,705
IFB Ser.	3149, Class SU, 3.843s, 2036	92,599	89,323
IFB Ser.	3114, Class GK, 3.39s, 2036	87,731	89,687
IFB Ser.	3081, Class DC, 3.274s, 2035	135,122	138,664
IFB Ser.	2979, Class AS, 3.181s, 2034	80,106	80,527
IFB Ser.	3153, Class UT, 2.924s, 2036	279,887	272,884
IFB Ser.	3065, Class DC, 2.603s, 2035	214,448	202,925
IFB Ser.	3031, Class BS, 2.344s, 2035	294,560	276,097
IFB Ser.	3184, Class SP, IO, 1.598s, 2033	325,986	24,156
IFB Ser.	3203, Class SH, IO, 1.388s, 2036	185,362	16,557
IFB Ser.	2755, Class SG, IO, 1.348s, 2031	358,373	21,252
IFB Ser.	2594, Class SE, IO, 1.298s, 2030	362,520	20,247
IFB Ser.	2828, Class TI, IO, 1.298s, 2030	193,304	13,293
IFB Ser.	3360, Class SC, 1.285s, 2037	137,824	129,382

IFB Ser.	3012,	Class GP, 1.128s, 2035	148,502	145,064
IFB Ser.	3297,	Class BI, IO, 1.008s, 2037	788,224	57,962
IFB Ser.	3284,	Class IV, IO, 0.998s, 2037	200,021	15,641
IFB Ser.	3287,	Class SD, IO, 0.998s, 2037	299,853	19,547
IFB Ser.	3281,	Class BI, IO, 0.998s, 2037	154,078	10,731
IFB Ser.	3028,	Class ES, IO, 0.998s, 2035	1,006,370	73,004
IFB Ser.	3042,	Class SP, IO, 0.998s, 2035	223,063	15,206
IFB Ser.	3045,	Class DI, IO, 0.978s, 2035	4,449,827	272,569
IFB Ser.	3136,	Class NS, IO, 0.948s, 2036	381,523	24,016
IFB Ser.	3054,	Class CS, IO, 0.948s, 2035	212,418	11,043
IFB Ser.	3107,	Class DC, IO, 0.948s, 2035	513,648	38,441
IFB Ser.	3066,	Class SI, IO, 0.948s, 2035	1,387,191	100,627
IFB Ser.	2950,	Class SM, IO, 0.948s, 2016	117,186	7,159
IFB Ser.	3256,	Class S, IO, 0.938s, 2036	361,427	26,348
IFB Ser.	3031,	Class BI, IO, 0.937s, 2035	196,861	15,599
IFB Ser.	3244,	Class SB, IO, 0.908s, 2036	220,281	14,733
IFB Ser.	3244,	Class SG, IO, 0.908s, 2036	253,984	17,455
IFB Ser.	3326,	Class GS, IO, 0.898s, 2037	1,193,758	68,956
IFB Ser.	3236,	Class IS, IO, 0.898s, 2036	412,827	26,634
IFB Ser.	3147,	Class SH, IO, 0.898s, 2036	759,502	53,985
IFB Ser.	3114, Class TS, IO, 0.898s, 2030		1,336,603	74,820
IFB Ser.	3128,	Class JI, IO, 0.878s, 2036	360,758	25,198
IFB Ser.	3240,	Class S, IO, 0.868s, 2036	725,191	48,523
IFB Ser.	3153,	Class JI, IO, 0.868s, 2036	393,491	23,000
IFB Ser.	3065,	Class DI, IO, 0.868s, 2035	150,441	11,854
IFB Ser.	3145,	Class GI, IO, 0.848s, 2036	294,086	21,607
IFB Ser.	3114, Class GI, IO, 0.848s, 2036		209,772	16,691
IFB Ser.	3218,	Class AS, IO, 0.828s, 2036	286,736	17,356
IFB Ser.	3221,	Class SI, IO, 0.828s, 2036	336,766	20,983
IFB Ser.	3202,	Class PI, IO, 0.788s, 2036	911,675	57,125
IFB Ser.	3201,	Class SG, IO, 0.748s, 2036	423,804	26,284
IFB Ser.	3203,	Class SE, IO, 0.748s, 2036	377,049	23,046
IFB Ser.	3171,	Class PS, IO, 0.733s, 2036	354,723	22,267
IFB Ser.	3152,	Class SY, IO, 0.728s, 2036	339,978	23,292
IFB Ser.	3284,	Class BI, IO, 0.698s, 2037	250,007	14,604
IFB Ser.	3284,	Class LI, IO, 0.688s, 2037	393,421	24,497
IFB Ser.	3281,	Class AI, IO, 0.678s, 2037	864,246	53,946
IFB Ser.	3012,	Class UI, IO, 0.668s, 2035	364,103	21,316
IFB Ser.	3311, Class IA, IO, 0.658s, 2037		370,862	23,955
IFB Ser.	3311, Class IB, IO, 0.658s, 2037		370,862	23,955
IFB Ser.	3311, Class IC, IO, 0.658s, 2037		370,862	23,955
IFB Ser.	3311, Class ID, IO, 0.658s, 2037		370,862	23,955
IFB Ser.	3311, Class IE, IO, 0.658s, 2037		527,990	34,105
IFB Ser.	3274,	Class JS, IO, 0.658s, 2037	720,930	39,882
IFB Ser.	3240,	Class GS, IO, 0.628s, 2036	441,602	26,693
IFB Ser.	3339,	Class TI, IO, 0.388s, 2037	399,237	21,739
IFB Ser.	3288,	Class SJ, IO, 0.378s, 2037	415,770	19,227
IFB Ser.	3284,	Class CI, IO, 0.368s, 2037	661,086	34,591
IFB Ser.	3291,	Class SA, IO, 0.358s, 2037	180,884	7,959
IFB Ser.	3016,	Class SQ, IO, 0.358s, 2035	409,564	15,827
IFB Ser.	3284,	Class WI, IO, 0.348s, 2037	1,098,638	55,718
IFB Ser.	3286,	Class SA, IO, 0.348s, 2037	511,193	21,726
IFB Ser.	3012,	Class IG, IO, 0.328s, 2035	1,342,954	68,686
IFB Ser.	3235,	Class SA, IO, 0.198s, 2036	196,738	7,976
Ser. 246, PO, zero %, 2037			957,369	720,333
Ser. 3300, Class PO, zero %, 2037			133,664	102,253
Ser. 242, Class PO, zero %, 2036			2,432,652	1,832,188
Ser. 236, PO, zero %, 2036			164,871	124,202
FRB Ser. 3349, Class DO, zero %, 2037			114,601	111,280
FRB Ser. 3327, Class YF, zero %, 2037			207,400	213,828
FRB Ser. 3326, Class YF, zero %, 2037			123,519	137,599
FRB Ser. 3239, Class BF, zero %, 2036			218,395	247,195
FRB Ser. 3231, Class XB, zero %, 2036			141,558	144,305
FRB Ser. 3231, Class X, zero %, 2036			96,010	102,971
FRB Ser. 3122, Class GF, zero %, 2036			94,304	96,330
FRB Ser. 3326, Class WF, zero %, 2035			208,350	204,420
Government National Mortgage Association
IFB Ser.	07-26, Class WS, 8.445s, 2037		116,769	157,506
Ser. 07-58, Class PS, IO, 6s, 2037 (FWC)			344,000	24,009
Ser. 07-58, Class SA, IO, 6s, 2037 (FWC)			669,000	33,979
Ser. 07-59, Class PS, IO, 6s, 2037 (FWC)			196,000	12,434
Ser. 07-59, Class SD, IO, 6s, 2037 (FWC)			650,000	32,094
Ser. 07-59, Class SP, IO, 6s, 2037 (FWC)			327,000	20,846
Ser. 07-57, Class QA, 6s, 2037 (FWC)			621,000	31,244
IFB Ser.	07-38, Class AS, 5.66s, 2037		294,457	347,110
IFB Ser.	05-84, Class SB, 3.259s, 2035		108,115	101,476
IFB Ser.	05-68, Class DP, 2.572s, 2035		811,391	775,954
IFB Ser.	05-7, Class NP, 2.064s, 2033		77,428	74,335
IFB Ser.	06-62, Class SI, IO, 1.884s, 2036		330,095	25,208
IFB Ser.	07-1, Class SL, IO, 1.864s, 2037		143,290	11,315
IFB Ser.	07-1, Class SM, IO, 1.854s, 2037		143,290	11,270
IFB Ser.	05-84, Class SL, 1.658s, 2035		561,169	524,195
IFB Ser.	05-66, Class SP, 1.658s, 2035		257,155	239,563
IFB Ser.	07-53, Class ES, IO, 1.4s, 2037		291,000	12,890
IFB Ser.	07-26, Class SG, IO, 1.354s, 2037		419,708	29,892
IFB Ser.	07-9, Class BI, IO, 1.324s, 2037		1,016,524	63,434
IFB Ser.	07-25, Class SA, IO, 1.304s, 2037		350,377	20,377
IFB Ser.	07-25, Class SB, IO, 1.304s, 2037		686,236	39,909
IFB Ser.	07-26, Class LS, IO, 1.304s, 2037		873,012	60,821
IFB Ser.	07-26, Class SA, IO, 1.304s, 2037		982,416	59,486
IFB Ser.	07-22, Class S, IO, 1.304s, 2037		222,086	17,015
IFB Ser.	07-11, Class SA, IO, 1.304s, 2037		236,513	16,327
IFB Ser.	07-14, Class SB, IO, 1.304s, 2037		222,976	15,338

IFB Ser. 06-69, Class SA, IO, 1.304s, 2036	208,258	12,690
IFB Ser. 07-51, Class SJ, IO, 1.254s, 2037	257,317	20,362
IFB Ser. 06-38, Class SG, IO, 1.154s, 2033	985,742	46,979
IFB Ser. 07-51, Class SG, IO, 1.084s, 2037	136,545	7,431
IFB Ser. 07-26, Class SD, IO, 1.048s, 2037	487,989	33,381
IFB Ser. 07-9, Class DI, IO, 1.014s, 2037	515,187	27,680
IFB Ser. 07-48, Class SB, IO, 0.898s, 2037	439,638	24,251
IFB Ser. 05-65, Class SI, IO, 0.854s, 2035	1,763,793	93,256
IFB Ser. 05-68, Class KI, IO, 0.804s, 2035	5,847,954	373,172
IFB Ser. 07-53, Class SG, IO, 0.797s, 2037	186,000	9,912
IFB Ser. 06-14, Class S, IO, 0.754s, 2036	351,356	16,874
IFB Ser. 07-9, Class AI, IO, 0.748s, 2037	367,813	22,153
IFB Ser. 06-11, Class ST, IO, 0.744s, 2036	216,470	10,256
IFB Ser. 07-36, Class SY, IO, 0.718s, 2037	313,494	17,627
IFB Ser. 07-27, Class SD, IO, 0.704s, 2037	250,194	10,958
IFB Ser. 07-19, Class SJ, IO, 0.704s, 2037	423,314	18,807
IFB Ser. 07-23, Class ST, IO, 0.704s, 2037	523,306	21,251
IFB Ser. 07-8, Class SA, IO, 0.704s, 2037	462,520	23,126
IFB Ser. 07-9, Class CI, IO, 0.704s, 2037	670,335	29,293
IFB Ser. 07-7, Class EI, IO, 0.704s, 2037	248,534	10,932
IFB Ser. 07-1, Class S, IO, 0.704s, 2037	562,489	25,211
IFB Ser. 07-3, Class SA, IO, 0.704s, 2037	535,716	23,826
IFB Ser. 07-53, Class SC, IO, 0.703s, 2037	340,000	14,447
IFB Ser. 07-53, Class SE, IO, 0.697s, 2037	700,000	35,342
IFB Ser. 07-21, Class S, IO, 0.448s, 2037	520,258	25,555
IFB Ser. 07-43, Class SC, IO, 0.348s, 2037	342,782	15,464
FRB Ser. 07-49, Class UF, zero %, 2037	85,003	83,622
FRB Ser. 07-35, Class UF, zero %, 2037	89,335	95,981
Greenwich Capital Commercial Funding Corp. Ser.
07-GG9, Class A4, 5.444s, 2039	25,000	24,684
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class AM, 5.799s, 2045	22,000	22,260
Ser. 06-GG8, Class A4, 5.56s, 2039	100,000	99,946
Ser. 04-GG2, Class A6, 5.396s, 2038	405,000	404,534
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.838s, 2035	195,085	192,502
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB19, Class AM, 5.937s, 2049	15,000	14,883
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.063s, 2051	83,000	84,102
FRB Ser. 07-LD12, Class A3, 5.991s, 2051	129,000	130,855
FRB Ser. 07-LD11, Class AM, 5.819s, 2049	24,000	23,903
Ser. 06-CB16, Class A4, 5.552s, 2045	107,000	106,281
Ser. 06-CB14, Class A4, 5.481s, 2044	211,000	209,517
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049	25,000	24,121
Ser. 07-LDPX, Class A3, 5.42s, 2049	146,000	142,989
Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.761s,
2040	712,000	694,311
Key Commerical Mortgage Ser. 07-SL1, Class A1, 5.498s,
2040	553,998	550,817
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class AM, 6.114s, 2017	42,000	42,735
Ser. 07-C6, Class A2, 5.845s, 2012	40,000	40,936
Ser. 04-C7, Class A6, 4.786s, 2029	163,000	156,966
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 9.293s, 2036	178,140	195,113
IFB Ser. 07-4, Class 3A2, IO, 2.069s, 2037	272,770	16,324
IFB Ser. 06-5, Class 2A2, IO, 2.019s, 2036	662,770	36,109
IFB Ser. 07-4, Class 2A2, IO, 1.539s, 2037	1,067,098	61,604
IFB Ser. 06-9, Class 2A2, IO, 1.489s, 2037	799,668	48,969
IFB Ser. 06-7, Class 2A5, IO, 1.419s, 2036	1,246,478	70,772
IFB Ser. 07-5, Class 10A2, IO, 1.209s, 2037	531,074	21,118
IFB Ser. 06-5, Class 1A3, IO, 0.269s, 2036	179,994	1,575
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034 (F)	225,810	3,459
Ser. 05-2, Class 7AX, IO, 0.168s, 2035 (F)	577,696	1,716
Morgan Stanley Capital I
Ser. 07-HQ11, Class A4, 5.447s, 2044	46,000	45,632
Ser. 05-HQ6, Class A4A, 4.989s, 2042	373,000	366,711
Ser. 04-HQ4, Class A7, 4.97s, 2040	193,000	188,161
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.353s, 2035	474,643	471,891
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.419s, 2036	107,091	1,623
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	390,868	373,313
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 05-18, Class 6A1, 5.249s, 2035	253,557	252,243
Wachovia Bank Commercial Mortgage Trust Ser. 04-C15,
Class A4, 4.803s, 2041	288,000	277,092
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class A1, 5.424s, 2049	1,288,251	1,264,549
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.3s, 2036	296,007	292,474
Ser. 05-AR2, Class 2A1, 4.545s, 2035	160,993	157,911
Ser. 04-R, Class 2A1, 4.362s, 2034	164,996	161,800
Ser. 05-AR9, Class 1A2, 4.353s, 2035	336,972	329,580
Ser. 05-AR12, Class 2A5, 4.318s, 2035	2,092,000	2,046,891
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	4,729,000	38,462

Total collateralized mortgage obligations (cost $61,542,797)		$62,546,503

PURCHASED OPTIONS OUTSTANDING (5.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Lehman Brothers
for the right to pay a fixed rate swap of 5.19% versus
the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec-07/5.19	18,099,000	$260,988
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 5.19%
versus the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec-07/5.19	18,099,000	236,554
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.395% versus the three month USD-LIBOR-BBA
maturing on September 23, 2019.	Sept-09/5.395	11,214,700	425,430
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.395% versus the three month
USD-LIBOR-BBA maturing September 23, 2019.	Sept-09/5.395	11,214,700	386,066
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.38% versus the three month USD-LIBOR-BBA maturing
on September 30, 2018.	Sept-08/5.38	9,630,000	295,352
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.38%
versus the three month USD-LIBOR-BBA maturing on
September 30, 2018.	Sept-08/5.38	9,630,000	237,668
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate swap of 5.775% versus the three month
USD-LIBOR-BBA maturing July 1, 2018.	Jun-08/5.775	$17,093,000	820,977
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.685% versus the three month USD-LIBOR-BBA maturing
on July 7, 2018.	Jul-08/5.685	10,544,000	455,817
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 23, 2008.	May-08/5.45	7,986,000	249,083
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235	8,725,000	197,185
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235	8,725,000	191,688
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16	7,657,000	191,195
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate swap of 5.775% versus the three month
USD-LIBOR-BBA maturing July 1, 2018.	Jun-08/5.775	17,093,000	165,631
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate swap of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	4,783,000	157,982
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate swap of 5.385%
versus the three month USD-LIBOR-BBA maturing
April 16, 2019.	Apr-09/5.385	4,783,000	157,791
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.16% versus the three month USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/5.16	7,657,000	145,024
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 23, 2008.	May-08/5.45	7,986,000	128,255
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.685%
versus the three month USD-LIBOR-BBA maturing on
July 7, 2018.	Jul-08/5.685	10,544,000	125,157
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	3,492,000	123,547
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	3,492,000	122,220
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	3,492,000	107,833
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	3,492,000	106,646
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA

maturing on May 14, 2018.	May-08/5.198	996,000	24,362
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22	996,000	23,446
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22	996,000	21,534
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	996,000	20,757
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.115%
versus the three month USD-LIBOR-BBA maturing on
January 9, 2018.	Jan-08/5.115	58,517,000	1,163,903
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.115% versus the three month USD-LIBOR-BBA maturing
on January 9, 2018.	Jan-08/5.115	58,517,000	731,463

Total purchased options outstanding (cost $8,134,286)			$7,273,554

ASSET-BACKED SECURITIES (2.4%)(a)

		Principal amount	Value

Bear Stearns Asset Backed Securities Trust IFB Ser.
07-AC5, Class A6, IO, 1.419s, 2037		1,000,557	$40,022
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 1.519s, 2037		391,211	15,453
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 0.621s, 2035		1,579,392	55,134
IFB Ser. 05-R2, Class 1AS, IO, 0.241s, 2035		4,330,190	147,829
FHLMC Structured Pass Through Securities IFB Ser.
T-56, Class 2ASI, IO, 2.969s, 2043		148,468	12,945
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 5.281s, 2036		25,000	23,861
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035		91,433	95,441
Ser. 05-RP3, Class 1A3, 8s, 2035		294,995	306,394
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035		241,483	247,981
Lehman XS Trust
FRB Ser. 07-6, Class 2A1, 5.341s, 2037 (F)		63,782	62,189
IFB Ser. 07-3, Class 4B, IO, 1.559s, 2037		401,533	22,474
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 5.301s, 2036		509,000	503,910
FRB Ser. 07-RZ1, Class A2, 5.291s, 2037		25,000	23,617
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 5.291s, 2036		25,000	24,147
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 07-8, Class 1A2, 6 1/4s, 2037		913,386	910,828
Structured Asset Securities Corp.
Ser. 07-4, Class 1A4, IO, 1s, 2037		5,849,987	184,812
IFB Ser. 07-4, Class 1A3, IO, 0.93s, 2037		5,849,987	268,595
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 0.489s, 2037		976,675	31,521
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
5.211s, 2037		261,793	259,060

Total asset-backed securities (cost $3,156,304)			$3,236,213

SHORT-TERM INVESTMENTS (0.4%)(a) (cost $523,726)

		Principal amount	Value

U.S. Treasury Bills for an effective yield of 3.97%,
March 27, 2008 (SEG)		$534,000	$523,726

TOTAL INVESTMENTS

Total investments (cost $146,038,866) (b)			$147,811,454

FUTURES CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)
						Unrealized
			Number of		Expiration	appreciation/
			contracts	Value	date	(depreciation)

Euro-Dollar	90	day (Long)	156	$37,237,200	Mar-08	$132,176
Euro-Dollar	90	day (Long)	89	21,225,388	Sep-09	36,458
Euro-Dollar	90	day (Short)	144	34,425,000	Jun-08	(127,367)
Euro-Dollar	90	day (Short)	287	68,657,575	Sep-08	(250,793)
U.S. Treasury Bond 20 yr (Short)			7	779,406	Dec-07	(1,669)
U.S. Treasury Note 2 yr (Short)			261	54,039,234	Dec-07	(35,163)
U.S. Treasury Note 5 yr (Short)			681	72,888,281	Dec-07	(109,444)
U.S. Treasury Note 10 yr (Long)			326	35,625,688	Dec-07	273,547

Total						$(82,255)

WRITTEN OPTIONS OUTSTANDING at 9/30/07 (premiums received $5,308,057) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.84% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	$12,047,000	Jun-08/5.84	$622,589
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.835% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	3,614,000	Jun-08/5.835	185,723
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.84% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	12,047,000	Jun-08/5.84	96,376
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.835 versus the three month
USD-LIBOR-BBA maturing June 18, 2018.	3,614,000	Jun-08/5.835	29,201
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	18,232,000	Jul-09/5.89	976,141
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing on
July 15, 2019.	18,232,000	Jul-09/5.89	374,121
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	1,733,000	May-08/5.7	75,316
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	3,058,000	Mar-08/5.225	59,081
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.225% versus the three month
USD-LIBOR-BBA maturing March 5, 2018.	3,058,000	Mar-08/5.225	58,775
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	1,733,000	May-08/5.7	15,926
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing on
August 28, 2018.	16,781,000	Aug-08/5.395	517,526
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing
on August 28, 2018.	16,781,000	Aug-08/5.395	379,922
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	28,847,000	Jan-12/5.32	1,651,779
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing on
January 9, 2022.	28,847,000	Jan-12/5.32	1,011,030

Total			$6,053,506

TBA SALE COMMITMENTS OUTSTANDING at 9/30/07 (proceeds receivable $8,451,336) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, October 1, 2037	$400,000	10/11/07	$407,250
FNMA, 5 1/2s, October 1, 2037	1,901,000	10/11/07	1,862,980
FNMA, 5s, October 1, 2037	3,440,000	10/11/07	3,283,050
FNMA, 4 1/2s, October 1, 2022	2,900,000	10/16/07	2,795,328
GNMA, 6 1/2s, October 1, 2037	100,000	10/18/07	102,219

Total			$8,450,827

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$26,000,000	8/11/15	4.892%	3 month USD-LIBOR-BBA	$360,450

180,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(8,153)

104,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	(1,315)

9,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	(9,109)

160,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	(6,064)

31,964,000	9/24/09	3 month USD-LIBOR-BBA	4.7375%	47,566

7,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	162,257

Citibank, N.A.
11,500,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(167,696)

30,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(1,013)

41,900,000	4/6/09	3 month USD-LIBOR-BBA	5.264%	882,796

Credit Suisse International
362,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	1,966

158,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	530

26,000	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(177)

Goldman Sachs International
33,067,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(500,492)

7,420,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	37,001

771,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	3,985

110,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(3,498)

100,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(2,516)

7,351,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(46,681)

32,646,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(520,214)

7,336,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(93,747)

4,286,700	9/21/17	5.149%	3 month USD-LIBOR-BBA	17,381

15,381,800	9/21/09	3 month USD-LIBOR-BBA	4.60%	(18,567)

2,600,000	7/25/09	5.327%	3 month USD-LIBOR-BBA	(29,098)

19,020,000	6/12/17	3 month USD-LIBOR-BBA	5.7175%	1,023,536

5,755,800	9/19/09	3 month USD-LIBOR-BBA	4.763%	5,479

JPMorgan Chase Bank, N.A.
7,330,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(42,017)

148,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(601)

9,100,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	239,893

16,600,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	63,615

798,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	3,935

3,137,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(17,794)

3,200,000	10/16/16	5.3345%	3 month USD-LIBOR-BBA	(82,402)

108,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(983)

7,841,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	48,092

100,000	4/17/09	5.12%	3 month USD-LIBOR-BBA	(1,844)

11,000,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(203,167)

996,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(28,943)

7,910,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(128,369)

7,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	89,434

10,723,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	191,159

32,563,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(521,108)

15,406,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(328,914)

8,200,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	7,269

7,800,000	8/13/12	3 month USD-LIBOR-BBA	5.2%	105,434

66,000	8/29/17	5.263%	3 month USD-LIBOR-BBA	(288)

7,199,000	9/11/27	5.27%	3 month USD-LIBOR-BBA	142,992

400,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	14,171

7,330,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	(376,123)

3,300,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	178,971

4,286,700	9/21/17	5.15%	3 month USD-LIBOR-BBA	17,080

15,381,800	9/21/09	3 month USD-LIBOR-BBA	4.6125%	(14,976)

Lehman Brothers Special Financing, Inc.
18,629,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(560,662)

6,175,000	8/3/11	3 month USD-LIBOR-BBA	5.445%	142,450

6,601,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(14,078)

16,667,000	2/1/17	3 month USD-LIBOR-BBA	5.08%	(119,017)

3,224,086	8/29/09	5.005%	3 month USD-LIBOR-BBA	(16,901)

6,361,000	8/29/09	5.001%	3 month USD-LIBOR-BBA	(33,895)

877,000	8/29/17	5.3187%	3 month USD-LIBOR-BBA	(7,736)

700,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	8,167

23,609,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	96,008

1,470,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(7,476)

8,040,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(93,416)

1,900,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(3,993)

13,113,000	9/13/17	5.0275%	3 month USD-LIBOR-BBA	192,470

200,511	8/29/17	3 month USD-LIBOR-BBA	5.32%	1,769

31,419,000	8/31/09	3 month USD-LIBOR-BBA	4.89%	101,144

4,286,700	9/24/17	5.285%	3 month USD-LIBOR-BBA	(28,012)

31,419,000	9/4/09	3 month USD-LIBOR-BBA	4.836%	61,929

6,636,000	9/4/27	5.4475%	3 month USD-LIBOR-BBA	(14,929)

34,083,000	9/11/09	3 month USD-LIBOR-BBA	4.6525%	(55,754)

6,636,000	8/31/27	5.4925%	3 month USD-LIBOR-BBA	(53,738)

3,837,200	9/19/09	3 month USD-LIBOR-BBA	4.755%	3,067

15,381,800	9/24/09	3 month USD-LIBOR-BBA	4.695%	10,457

Morgan Stanley Capital Services, Inc.
46,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	(21)

27,000	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(109)

Total				$96,847

NOTES

(a) Percentages indicated are based on net assets of $137,952,734.

(b) The aggregate identified cost on a tax basis is $146,797,185, resulting in gross unrealized appreciation and depreciation of $3,959,154 and $2,944,885, respectively, or net unrealized appreciation of $1,014,269.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2007.

(FWC) Forward commitments.

(F) Is valued at fair value following procedures approved by the Trustees.

At September 30, 2007, liquid assets totaling $2,573,329 have been designated as collateral for open forward commitments and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at September 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2007.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Appreciation Fund
The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Greenfield Online, Inc. (NON)	920	$14,030
Omnicom Group, Inc.	6,760	325,088
		339,118

Aerospace and Defense (4.3%)
Boeing Co. (The)	4,350	456,706
General Dynamics Corp.	5,380	454,449
Lockheed Martin Corp.	2,570	278,819
United Industrial Corp.	1,140	85,796
United Technologies Corp.	7,640	614,866
		1,890,636

Airlines (0.3%)
Continental Airlines, Inc. Class B (NON)	1,403	46,341
ExpressJet Holdings, Inc. (NON)	17,533	54,177
Midwest Express Holdings, Inc. (NON)	2,760	45,402
		145,920

Automotive (2.0%)
Group 1 Automotive, Inc.	160	5,371
Harley-Davidson, Inc.	7,709	356,233
Johnson Controls, Inc.	3,370	398,031
Tenneco Automotive, Inc. (NON)	3,848	119,326
		878,961

Banking (4.3%)
Bank of America Corp.	18,210	915,417
BankUnited Financial Corp. Class A	700	10,878
Center Financial Corp.	176	2,448
City Bank	650	18,668
City Holding Co.	438	15,948
Corus Bankshares, Inc.	12,090	157,412
FirstFed Financial Corp. (NON)	4,220	209,101
Great Southern Bancorp, Inc.	80	1,987
Lakeland Financial Corp.	200	4,622
Republic Bancorp, Inc. Class A	157	2,487
Southwest Bancorp, Inc.	304	5,721
U.S. Bancorp	12,050	391,987
Wells Fargo & Co.	4,780	170,264
		1,906,940

Basic Materials (--%)
Ameron International Corp.	40	4,231
Foamex International, Inc. (NON)	894	8,270
		12,501

Biotechnology (0.4%)
Albany Molecular Research, Inc. (NON)	2,249	33,960
Applera Corp.- Applied Biosystems Group	1,598	55,355
Immunomedics, Inc. (NON)	3,500	8,015
Quidel Corp. (NON)	3,210	62,788
Savient Pharmaceuticals, Inc. (NON)	2,520	36,666
		196,784

Broadcasting (0.1%)
Sinclair Broadcast Group, Inc. Class A	2,611	31,436

Building Materials (0.9%)
American Standard Cos., Inc.	3,440	122,533
Sherwin-Williams Co. (The)	4,520	297,009
		419,542

Chemicals (0.6%)
Arch Chemicals, Inc.	230	10,782
Cambrex Corp.	2,740	29,839
FMC Corp.	1,708	88,850
Innospec, Inc. (United Kingdom)	134	3,053
NewMarket Corp.	1,360	67,157
OM Group, Inc. (NON)	860	45,417
PolyOne Corp. (NON)	670	5,005
		250,103

Commercial and Consumer Services (1.6%)
Bowne & Co., Inc.	1,778	29,621
Chemed Corp.	1,875	116,550
CPI Corp.	1,570	60,476
Dun & Bradstreet Corp. (The)	2,220	218,914
ICT Group, Inc. (NON)	520	6,973

Jackson Hewitt Tax Service, Inc.	2,688	75,156
Landauer, Inc.	370	18,855
Spherion Corp. (NON)	2,316	19,130
Tech Data Corp. (NON)	3,737	149,928
		695,603

Communications Equipment (2.7%)
Cisco Systems, Inc. (NON)	31,221	1,033,726
Corning, Inc.	7,190	177,234
		1,210,960

Computers (4.8%)
Actuate Corp. (NON)	4,530	29,219
Apple Computer, Inc. (NON)	3,620	555,814
Brocade Communications Systems, Inc. (NON)	39,322	336,596
Catapult Communications Corp. (NON)	610	4,660
Checkpoint Systems, Inc. (NON)	250	6,598
Cognos, Inc. (Canada) (NON)	625	25,956
Dell, Inc. (NON)	7,470	206,172
Emulex Corp. (NON)	15,102	289,505
Hewlett-Packard Co.	8,740	435,165
Magma Design Automation, Inc. (NON)	2,951	41,521
Micros Systems, Inc. (NON)	1,455	94,677
SPSS, Inc. (NON)	788	32,418
Trident Microsystems, Inc. (NON)	3,359	53,375
		2,111,676

Conglomerates (1.0%)
Danaher Corp.	5,410	447,461

Construction (0.2%)
Chicago Bridge & Iron Co., NV (Netherlands)	1,896	81,642

Consumer (0.3%)
CSS Industries, Inc.	845	30,395
Helen of Troy, Ltd. (Bermuda) (NON)	2,340	45,185
Hooker Furniture Corp.	2,455	49,149
		124,729

Consumer Finance (3.6%)
AmeriCredit Corp. (NON)	1,457	25,614
Asta Funding, Inc.	931	35,676
Capital One Financial Corp.	17,300	1,149,238
Countrywide Financial Corp.	15,273	290,340
IndyMac Bancorp, Inc.	2,682	63,322
World Acceptance Corp. (NON)	1,011	33,444
		1,597,634

Consumer Goods (1.4%)
Blyth Industries, Inc.	3,297	67,424
Chattem, Inc. (NON)	3,406	240,191
Clorox Co.	4,850	295,802
		603,417

Consumer Services (0.4%)
Labor Ready, Inc. (NON)	10,162	188,099
Visual Sciences, Inc. (NON)	300	4,332
		192,431

Electric Utilities (0.2%)
UniSource Energy Corp.	3,260	97,441

Electrical Equipment (0.1%)
LoJack Corp. (NON)	1,530	29,009

Electronics (1.5%)
Amphenol Corp. Class A	7,220	287,067
Ansoft Corp. (NON)	1,004	33,112
ASE Test, Ltd. (Taiwan) (NON)	3,830	55,037
Greatbatch, Inc. (NON)	728	19,358
LSI Logic Corp. (NON)	2,366	17,556
Methode Electronics, Inc. Class A	1,897	28,550
Nam Tai Electronics, Inc. (Hong Kong)	2,610	32,834
Stoneridge, Inc. (NON)	865	8,823
Synopsys, Inc. (NON)	3,380	91,530
TriQuint Semiconductor, Inc. (NON)	5,500	27,005
TTM Technologies, Inc. (NON)	1,842	21,312
Zoran Corp. (NON)	1,616	32,643
		654,827

Energy (1.2%)
Grey Wolf, Inc. (NON)	13,010	85,216
NATCO Group, Inc. (NON)	730	37,778
Parker Drilling Co. (NON)	18,825	152,859
Tidewater, Inc.	2,170	136,363
Trico Marine Services, Inc. (NON)	3,790	112,942
		525,158

Energy (Other) (--%)
Verenium Corp. (NON) (S)	653	3,448

Financial (2.8%)
Asset Acceptance Capital Corp.	622	7,215
MGIC Investment Corp.	4,998	161,485
Moody's Corp.	4,930	248,472
PMI Group, Inc. (The)	6,420	209,934
Radian Group, Inc.	26,600	619,247
		1,246,353

Food (0.1%)
Arden Group, Inc.	8	1,116
M&F Worldwide Corp. (NON)	770	38,646
		39,762

Forest Products and Packaging (0.1%)
Buckeye Technologies, Inc. (NON)	1,236	18,713
Neenah Paper, Inc.	170	5,625
Universal Forest Products, Inc.	1,263	37,764
		62,102

Health Care Services (6.0%)
Aetna, Inc.	14,670	796,141
Cardinal Health, Inc.	1,300	81,289
Express Scripts, Inc. (NON)	6,080	339,386
Healthspring, Inc. (NON)	1,590	31,005
Lincare Holdings, Inc. (NON)	5,560	203,774
Medcath Corp. (NON)	1,060	29,108
Medco Health Solutions, Inc. (NON)	2,220	200,666
Odyssey Healthcare, Inc. (NON)	977	9,389
Quest Diagnostics, Inc. (S)	3,520	203,350
Transcend Services, Inc. (NON)	600	9,216
UnitedHealth Group, Inc.	15,390	745,338
		2,648,662

Homebuilding (0.3%)
NVR, Inc. (NON)	290	136,373

Household Furniture and Appliances (0.5%)
American Woodmark Corp.	1,601	39,689
Conn's, Inc. (NON)	290	6,928
Select Comfort Corp. (NON) (S)	12,875	179,606
		226,223

Insurance (6.3%)
American Financial Group, Inc.	493	14,060
American International Group, Inc.	14,690	993,778
American Physicians Capital, Inc.	1,357	52,869
Amerisafe, Inc. (NON)	3,250	53,755
Aspen Insurance Holdings, Ltd. (Bermuda)	2,925	81,637
CNA Surety Corp. (NON)	2,125	37,464
Commerce Group, Inc.	2,528	74,500
Delphi Financial Group Class A	1,733	70,048
Endurance Specialty Holdings, Ltd. (Bermuda)	867	36,024
FBL Financial Group, Inc. Class A	90	3,554
First Mercury Financial Corp. (NON)	510	10,970
FPIC Insurance Group, Inc. (NON)	460	19,803
Hanover Insurance Group, Inc. (The)	514	22,714
Harleysville Group, Inc.	1,128	36,073
HCC Insurance Holdings, Inc.	10,932	313,092
Hilb, Rogal & Hamilton Co.	791	34,274
Horace Mann Educators Corp.	432	8,515
IPC Holdings, Ltd. (Bermuda)	1,000	28,850
Midland Co. (The)	637	35,010
National Interstate Corp.	461	14,194
Odyssey Re Holdings Corp.	834	30,950
Procentury Corp.	990	14,484
RenaissanceRe Holdings, Ltd. (Bermuda)	1,898	124,148
Safety Insurance Group, Inc.	1,420	51,035
SeaBright Insurance Holdings, Inc. (NON)	1,510	25,776
Selective Insurance Group	2,736	58,222
Stancorp Financial Group	1,546	76,542
Triad Guaranty, Inc. (NON)	2,423	45,964
W.R. Berkley Corp.	9,631	285,367
Zenith National Insurance Corp.	3,044	136,645
		2,790,317

Investment Banking/Brokerage (7.6%)
Bear Stearns Cos., Inc. (The)	8,630	1,059,850
Blackstone Group LP (The) (NON)	8,130	203,900
Franklin Resources, Inc.	3,750	478,125
Goldman Sachs Group, Inc. (The)	5,820	1,261,426
Lehman Brothers Holdings, Inc.	6,120	377,788
		3,381,089

Leisure (--%)

Steinway Musical Instruments, Inc.	163	4,828

Lodging/Tourism (0.5%)
Wyndham Worldwide Corp.	7,250	237,510

Machinery (1.9%)
Applied Industrial Technologies, Inc.	1,176	36,256
Cascade Corp.	1,186	77,292
Caterpillar, Inc.	5,300	415,678
Gardner Denver, Inc. (NON)	1,370	53,430
Manitowoc Co., Inc. (The)	3,984	176,412
NACCO Industries, Inc. Class A	200	20,696
Regal-Beloit Corp.	680	32,565
Wabtec Corp.	573	21,465
		833,794

Manufacturing (1.2%)
ITT Corp.	5,500	373,615
Teleflex, Inc.	2,290	178,437
		552,052

Medical Technology (1.2%)
Bausch & Lomb, Inc.	500	32,000
Edwards Lifesciences Corp. (NON)	1,233	60,799
Immucor, Inc. (NON)	4,746	169,670
Mentor Corp.	5,397	248,532
		511,001

Metal Fabricators (--%)
USEC, Inc. (NON)	1,477	15,139

Metals (2.7%)
AK Steel Holding Corp. (NON)	972	42,719
Cleveland-Cliffs, Inc. (S)	4,042	355,575
Freeport-McMoRan Copper & Gold, Inc. Class B	1,740	182,509
North American Galvanizing & Coatings, Inc. (NON)	8,549	64,972
Quanex Corp.	4,573	214,840
Shiloh Industries, Inc.	288	3,047
Steel Dynamics, Inc.	6,702	312,983
		1,176,645

Office Equipment & Supplies (0.3%)
Ennis Inc.	3,140	69,206
Steelcase, Inc.	2,471	44,429
		113,635

Oil & Gas (5.7%)
Apache Corp.	3,270	294,496
Calumet Specialty Products Partners, LP	360	17,698
ConocoPhillips	6,190	543,295
Hess Corp.	4,800	319,344
Marathon Oil Corp.	4,790	273,126
Meridian Resource Corp. (NON)	1,764	4,375
Occidental Petroleum Corp.	8,382	537,119
Tesoro Corp.	1,230	56,605
Valero Energy Corp.	3,920	263,345
XTO Energy, Inc.	3,880	239,939
		2,549,342

Other (0.2%)
iShares Russell 2000 Index Fund	705	56,442
iShares Russell 2000 Value Index Fund	110	16,642
iShares Russell Midcap Growth Index Fund	90	10,454
S&P Midcap 400 Depository Receipts (MidCap SPDR Trust
Series 1)	132	21,239
		104,777

Pharmaceuticals (2.0%)
Alpharma, Inc. Class A (S)	6,289	134,333
Biovail Corp. (Canada)	2,398	41,653
Bradley Pharmaceuticals, Inc. (NON)	3,496	63,627
Endo Pharmaceuticals Holdings, Inc. (NON)	1,650	51,167
King Pharmaceuticals, Inc. (NON)	14,619	171,335
Sciele Pharma, Inc. (NON)	2,423	63,046
Watson Pharmaceuticals, Inc. (NON)	11,679	378,400
		903,561

Publishing (1.6%)
McGraw-Hill Cos., Inc. (The)	11,800	600,738
R. H. Donnelley Corp. (NON)	1,940	108,679
		709,417

Railroads (0.5%)
Burlington Northern Santa Fe Corp.	2,560	207,795

Real Estate (3.8%)

Anthracite Capital, Inc. (R)	8,160	74,256
Ashford Hospitality Trust, Inc. (R)	5,120	51,456
CB Richard Ellis Group, Inc. Class A (NON)	15,370	427,901
CBL & Associates Properties (R)	4,754	166,628
DiamondRock Hospitality Co. (R)	4,161	72,443
Entertainment Properties Trust (R)	334	16,967
Equity Inns, Inc. (R)	7,203	162,644
FelCor Lodging Trust, Inc. (R)	1,736	34,598
First Industrial Realty Trust (R)	380	14,771
Gramercy Capital Corp. (R)	2,575	64,813
Hospitality Properties Trust (R)	4,897	199,063
LTC Properties, Inc. (R)	1,721	40,736
Medical Properties Trust, Inc. (R)	1,006	13,400
National Health Investors, Inc. (R)	2,588	79,995
National Retail Properties, Inc. (R)	1,699	41,422
Nationwide Health Properties, Inc. (R)	1,692	50,980
NorthStar Realty Finance Corp. (R)	9,608	95,407
Omega Healthcare Investors, Inc. (R)	4,897	76,050
RAIT Investment Trust (R)	1,719	14,147
Resource Capital Corp. (R)	7	79
		1,697,756

Regional Bells (--%)
Cincinnati Bell, Inc. (NON)	3,500	17,290

Restaurants (0.7%)
Burger King Holdings, Inc.	8,940	227,881
Denny's Corp. (NON)	1,774	7,096
Domino's Pizza, Inc.	4,576	75,916
		310,893

Retail (9.9%)
Aeropostale, Inc. (NON)	11,488	218,961
AnnTaylor Stores Corp. (NON)	7,093	224,635
Best Buy Co., Inc.	10,180	468,484
Books-A-Million, Inc.	3,320	43,924
Brown Shoe Co., Inc.	1,450	28,130
Buckle, Inc. (The)	1,043	39,571
Cash America International, Inc.	338	12,709
Cato Corp. (The) Class A	6,033	123,315
CSK Auto Corp. (NON)	2,448	26,071
CVS Caremark Corp.	17,790	705,018
Dollar Tree Stores, Inc. (NON)	7,982	323,590
EZCORP, Inc. Class A (NON)	400	5,380
Home Depot, Inc. (The)	11,730	380,521
Ingles Markets, Inc. Class A	337	9,658
JC Penney Co., Inc. (Holding Co.)	3,930	249,044
Jos. A. Bank Clothiers, Inc. (NON)	990	33,086
Nash Finch Co.	750	29,873
Nordstrom, Inc.	6,910	324,010
PC Mall, Inc. (NON)	1,710	26,693
Perry Ellis International, Inc. (NON)	825	22,861
Rent-A-Center, Inc. (NON)	5,879	106,586
Staples, Inc.	15,290	328,582
Systemax, Inc. (S)	3,368	68,842
Toro Co. (The)	3,664	215,553
USANA Health Sciences, Inc. (NON) (S)	2,280	99,750
Wolverine World Wide, Inc.	9,568	262,163
		4,377,010

Schools (0.5%)
Career Education Corp. (NON)	8,361	234,024

Semiconductor (0.1%)
Advanced Energy Industries, Inc. (NON)	1,333	20,128
Brooks Automation, Inc. (NON)	200	2,848
Credence Systems Corp. (NON)	900	2,781
Photronics, Inc. (NON)	620	7,074
		32,831

Shipping (1.0%)
Accuride Corp. (NON)	5,935	71,873
Arkansas Best Corp.	1,117	36,481
Overseas Shipholding Group	4,629	355,646
		464,000

Software (2.6%)
Adobe Systems, Inc. (NON)	4,690	204,765
Epicor Software Corp. (NON)	6,750	92,948
MicroStrategy, Inc. (NON)	3,332	264,361
Oracle Corp. (NON)	24,210	524,147
Websense, Inc. (NON)	3,590	70,831
		1,157,052

Staffing (0.1%)
Heidrick & Struggles International, Inc. (NON)	780	28,431

Technology (0.1%)

Amkor Technologies, Inc. (NON)	3,377	38,903

Technology Services (2.9%)
Acxiom Corp.	7,161	141,716
Asiainfo Holdings, Inc. (China) (NON)	3,000	27,180
Cognizant Technology Solutions Corp. (NON)	2,910	232,131
COMSYS IT Partners, Inc. (NON)	3,020	50,766
CSG Systems International, Inc. (NON)	1,250	26,563
eBay, Inc. (NON)	3,990	155,690
Google, Inc. Class A (NON)	590	334,689
Harris Interactive, Inc. (NON)	3,200	13,792
Pegasystems, Inc.	300	3,570
SonicWall, Inc. (NON)	2,716	23,711
United Online, Inc.	17,761	266,593
		1,276,401

Telecommunications (1.4%)
ADTRAN, Inc.	2,450	56,424
CenturyTel, Inc.	6,531	301,863
j2 Global Communications, Inc. (NON)	5,350	175,106
USA Mobility, Inc. (NON)	3,115	52,550
UTStarcom, Inc. (NON) (S)	9,126	33,401
		619,344

Textiles (0.2%)
Jones Apparel Group, Inc.	575	12,150
Kellwood Co.	2,585	44,074
Maidenform Brands, Inc. (NON)	1,850	29,378
		85,602

Tobacco (0.1%)
Alliance One International, Inc. (NON)	3,512	22,968
Universal Corp.	606	29,664
		52,632

Toys (0.7%)
Hasbro, Inc.	11,427	318,585
Jakks Pacific, Inc. (NON)	609	16,266
		334,851

Transportation Services (0.1%)
HUB Group, Inc. Class A (NON)	1,294	38,859

Trucks & Parts (1.1%)
Autoliv, Inc. (Sweden)	5,849	349,477
Noble International, Ltd.	693	14,754
Standard Motor Products, Inc.	1,040	9,776
WABCO Holdings, Inc.	2,766	129,311
		503,318

Total common stocks (cost $39,932,016)		$44,166,951

SHORT-TERM INVESTMENTS (2.8%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$944,294	$942,774
Putnam Prime Money Market Fund (e)	309,144	309,144

Total short-term investments (cost $1,251,918)		$1,251,918

TOTAL INVESTMENTS

Total investments (cost $41,183,934) (b)		$45,418,869

NOTES

(a) Percentages indicated are based on net assets of $44,380,458.

(b) The aggregate identified cost on a tax basis is $41,220,818 resulting in gross unrealized appreciation and depreciation of $7,171,249 and $2,973,198 respectively, or net unrealized appreciation of $4,198,051.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $903,216.The fund received cash collateral of $942,774 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $14,362 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $6,216,399 and $6,373,934 respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Opportunities Fund

The fund's portfolio 9/30/07 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Advertising and Marketing Services (0.1%)
Greenfield Online, Inc. (NON)	2,442	$37,241

Aerospace and Defense (0.5%)
United Industrial Corp.	2,945	221,641

Airlines (0.8%)
Continental Airlines, Inc. Class B (NON)	3,734	123,334
ExpressJet Holdings, Inc. (NON)	45,044	139,186
Midwest Express Holdings, Inc. (NON)	7,507	123,490
		386,010

Automotive (0.7%)
Group 1 Automotive, Inc.	352	11,817
Tenneco Automotive, Inc. (NON)	10,280	318,783
		330,600

Banking (2.5%)
BankUnited Financial Corp. Class A	1,812	28,158
Center Financial Corp.	259	3,603
City Bank	1,699	48,795
City Holding Co.	1,225	44,602
Corus Bankshares, Inc.	32,073	417,590
FirstFed Financial Corp. (NON)	11,252	557,537
Great Southern Bancorp, Inc.	194	4,819
Lakeland Financial Corp.	200	4,622
Republic Bancorp, Inc. Class A	231	3,659
Southwest Bancorp, Inc.	449	8,450
		1,121,835

Basic Materials (0.1%)
Ameron International Corp.	94	9,942
Foamex International, Inc. (NON)	2,300	21,275
		31,217

Biotechnology (1.1%)
Albany Molecular Research, Inc. (NON)	5,062	76,436
Applera Corp.- Applied Biosystems Group	4,301	148,987
Immunomedics, Inc. (NON)	9,100	20,839
Quidel Corp. (NON)	8,331	162,954
Savient Pharmaceuticals, Inc. (NON)	7,104	103,363
		512,579

Broadcasting (0.2%)
Sinclair Broadcast Group, Inc. Class A	6,698	80,644

Chemicals (1.4%)
Arch Chemicals, Inc.	620	29,066
Cambrex Corp.	5,398	58,784
FMC Corp.	4,556	237,003
Innospec, Inc. (United Kingdom)	352	8,019
NewMarket Corp.	3,701	182,755
OM Group, Inc. (NON)	2,278	120,301
PolyOne Corp. (NON)	1,462	10,921
		646,849

Commercial and Consumer Services (2.8%)
Bowne & Co., Inc.	4,694	78,202
Chemed Corp.	5,008	311,297
CPI Corp.	4,136	159,319
ICT Group, Inc. (NON)	1,993	26,726
Jackson Hewitt Tax Service, Inc.	7,168	200,417
Landauer, Inc.	926	47,189
Spherion Corp. (NON)	6,042	49,907
Tech Data Corp. (NON)	9,955	399,395
		1,272,452

Computers (5.3%)
Actuate Corp. (NON)	11,952	77,090
Brocade Communications Systems, Inc. (NON)	104,555	894,991
Catapult Communications Corp. (NON)	859	6,563
Checkpoint Systems, Inc. (NON)	645	17,022
Cognos, Inc. (Canada) (NON)	1,609	66,822
Emulex Corp. (NON)	39,658	760,244
Magma Design Automation, Inc. (NON)	7,787	109,563
Micros Systems, Inc. (NON)	4,023	261,777
SPSS, Inc. (NON)	2,208	90,837
Trident Microsystems, Inc. (NON)	8,405	133,555
		2,418,464

Construction (0.5%)
Builders FirstSource, Inc. (NON)	1,411	15,211
Chicago Bridge & Iron Co., NV (Netherlands)	4,887	210,434
		225,645

Consumer (0.7%)
CSS Industries, Inc.	2,241	80,609
Helen of Troy, Ltd. (Bermuda) (NON)	6,186	119,452
Hooker Furniture Corp.	6,482	129,770
		329,831

Consumer Finance (0.9%)
AmeriCredit Corp. (NON)	3,719	65,380
Asta Funding, Inc.	2,384	91,355
IndyMac Bancorp, Inc.	7,429	175,399
World Acceptance Corp. (NON)	2,674	88,456
		420,590

Consumer Goods (1.8%)
Blyth Industries, Inc.	8,545	174,745
Chattem, Inc. (NON)	9,100	641,732
		816,477

Consumer Services (1.1%)
Labor Ready, Inc. (NON)	26,745	495,050
Visual Sciences, Inc. (NON)	800	11,552
		506,602

Electric Utilities (0.6%)
UniSource Energy Corp.	8,807	263,241

Electrical Equipment (0.2%)
Insteel Industries, Inc.	1,790	27,477
LoJack Corp. (NON)	4,033	76,466
		103,943

Electronics (2.1%)
Ansoft Corp. (NON)	2,609	86,045
ASE Test, Ltd. (Taiwan) (NON)	10,105	145,209
Greatbatch, Inc. (NON)	1,915	50,920
LSI Logic Corp. (NON)	6,040	44,817
Methode Electronics, Inc. Class A	4,975	74,874
Nam Tai Electronics, Inc. (Hong Kong)	6,538	82,248
Stoneridge, Inc. (NON)	2,423	24,715
Synopsys, Inc. (NON)	8,988	243,395
TriQuint Semiconductor, Inc. (NON)	15,346	75,349
TTM Technologies, Inc. (NON)	4,731	54,738
Zoran Corp. (NON)	4,302	86,900
		969,210

Energy (3.1%)
Grey Wolf, Inc. (NON)	33,987	222,615
Markwest Hydrocarbon, Inc.	200	11,626
NATCO Group, Inc. (NON)	1,933	100,033
Parker Drilling Co. (NON)	50,131	407,064
Tidewater, Inc.	5,807	364,912
Trico Marine Services, Inc. (NON)	10,127	301,785
		1,408,035

Energy (Other) (--%)
Verenium Corp. (NON)	993	5,243

Financial (0.7%)
Asset Acceptance Capital Corp.	1,742	20,207
Radian Group, Inc.	13,713	319,239
		339,446

Food (0.2%)
Arden Group, Inc.	22	3,070
M&F Worldwide Corp. (NON)	1,993	100,029
Village Super Market, Inc. Class A	200	10,400
		113,499

Forest Products and Packaging (0.4%)
Buckeye Technologies, Inc. (NON)	3,179	48,130
Neenah Paper, Inc.	443	14,659
Universal Forest Products, Inc.	3,348	100,105
		162,894

Health Care Services (1.7%)
Healthspring, Inc. (NON)	4,192	81,744
Lincare Holdings, Inc. (NON)	14,853	544,362
Medcath Corp. (NON)	2,805	77,025
Odyssey Healthcare, Inc. (NON)	2,817	27,071
Transcend Services, Inc. (NON)	1,500	23,040

		753,242

Homebuilding (0.8%)
NVR, Inc. (NON)	777	365,384

Household Furniture and Appliances (1.3%)
American Woodmark Corp.	4,136	102,531
Conn's, Inc. (NON)	602	14,382
Select Comfort Corp. (NON)	34,316	478,708
		595,621

Insurance (10.5%)
American Financial Group, Inc.	1,305	37,219
American Physicians Capital, Inc.	3,410	132,854
Amerisafe, Inc. (NON)	7,727	127,805
Aspen Insurance Holdings, Ltd. (Bermuda)	7,725	215,605
CNA Surety Corp. (NON)	5,571	98,217
Commerce Group, Inc.	6,641	195,710
Delphi Financial Group Class A	4,633	187,266
EMC Insurance Group, Inc.	1,480	38,465
Endurance Specialty Holdings, Ltd. (Bermuda)	2,230	92,657
FBL Financial Group, Inc. Class A	206	8,135
First Mercury Financial Corp. (NON)	1,343	28,888
FPIC Insurance Group, Inc. (NON)	1,200	51,660
Hanover Insurance Group, Inc. (The)	1,427	63,059
Harleysville Group, Inc.	2,971	95,013
HCC Insurance Holdings, Inc.	28,735	822,970
Hilb, Rogal & Hamilton Co.	2,020	87,527
Horace Mann Educators Corp.	1,108	21,839
IPC Holdings, Ltd. (Bermuda)	2,700	77,895
Midland Co. (The)	1,393	76,559
National Interstate Corp.	1,209	37,225
Odyssey Re Holdings Corp.	2,129	79,007
Procentury Corp.	2,562	37,482
RenaissanceRe Holdings, Ltd. (Bermuda)	5,129	335,488
Safety Insurance Group, Inc.	3,826	137,506
SeaBright Insurance Holdings, Inc. (NON)	3,789	64,678
Selective Insurance Group	7,351	156,429
Stancorp Financial Group	4,138	204,872
Triad Guaranty, Inc. (NON)	6,430	121,977
W.R. Berkley Corp.	25,598	758,469
Zenith National Insurance Corp.	8,138	365,315
		4,757,791

Leisure (--%)
Steinway Musical Instruments, Inc.	425	12,589

Machinery (2.6%)
Applied Industrial Technologies, Inc.	3,109	95,850
Cascade Corp.	4,199	273,649
Gardner Denver, Inc. (NON)	3,568	139,152
Manitowoc Co., Inc. (The)	10,666	472,290
NACCO Industries, Inc. Class A	511	52,878
Regal-Beloit Corp.	1,745	83,568
Wabtec Corp.	1,462	54,767
		1,172,154

Manufacturing (1.1%)
Lydall, Inc. (NON)	1,360	12,621
Teleflex, Inc.	6,116	476,559
		489,180

Medical Technology (3.0%)
Bausch & Lomb, Inc.	1,323	84,672
Edwards Lifesciences Corp. (NON)	3,170	156,313
Immucor, Inc. (NON)	12,686	453,525
Mentor Corp.	14,422	664,133
		1,358,643

Metal Fabricators (0.1%)
USEC, Inc. (NON)	3,847	39,432

Metals (5.8%)
AK Steel Holding Corp. (NON)	2,434	106,974
Cleveland-Cliffs, Inc.	10,857	955,090
North American Galvanizing & Coatings, Inc. (NON)	23,301	177,088
Quanex Corp.	12,227	574,424
Shiloh Industries, Inc.	424	4,486
Steel Dynamics, Inc.	17,586	821,266
		2,639,328

Office Equipment & Supplies (0.7%)
Ennis Inc.	8,301	182,954
Steelcase, Inc.	6,636	119,315
		302,269

Oil & Gas (0.5%)

Calumet Specialty Products Partners, LP	913	44,883
Meridian Resource Corp. (NON)	3,956	9,811
Tesoro Corp.	3,287	151,268
		205,962

Pharmaceuticals (5.3%)
Alpharma, Inc. Class A	16,552	353,551
Biovail Corp. (Canada)	6,175	107,260
Bradley Pharmaceuticals, Inc. (NON)	9,567	174,119
Endo Pharmaceuticals Holdings, Inc. (NON)	4,440	137,684
King Pharmaceuticals, Inc. (NON)	39,071	457,912
Sciele Pharma, Inc. (NON)	6,640	172,773
Watson Pharmaceuticals, Inc. (NON)	30,836	999,086
		2,402,385

Real Estate (7.4%)
Anthracite Capital, Inc. (R)	20,713	188,488
Ashford Hospitality Trust, Inc. (R)	13,172	132,379
CBL & Associates Properties (R)	12,695	444,960
DiamondRock Hospitality Co. (R)	11,679	203,331
Entertainment Properties Trust (R)	894	45,415
Equity Inns, Inc. (R)	19,016	429,381
FelCor Lodging Trust, Inc. (R)	4,580	91,279
First Industrial Realty Trust (R)	953	37,043
Gramercy Capital Corp. (R)	6,799	171,131
Hospitality Properties Trust (R)	12,883	523,694
LTC Properties, Inc. (R)	4,545	107,580
Medical Properties Trust, Inc. (R)	2,567	34,192
National Health Investors, Inc. (R)	6,999	216,339
National Retail Properties, Inc. (R)	4,229	103,103
Nationwide Health Properties, Inc. (R)	4,431	133,506
NorthStar Realty Finance Corp. (R)	25,607	254,278
Omega Healthcare Investors, Inc. (R)	12,263	190,444
RAIT Investment Trust (R)	4,481	36,879
Resource Capital Corp. (R)	16	180
		3,343,602

Regional Bells (0.1%)
Cincinnati Bell, Inc. (NON)	8,286	40,933

Restaurants (0.5%)
Denny's Corp. (NON)	4,624	18,496
Domino's Pizza, Inc.	12,214	202,630
		221,126

Retail (11.2%)
Aeropostale, Inc. (NON)	30,463	580,625
AnnTaylor Stores Corp. (NON)	18,950	600,147
Books-A-Million, Inc.	8,533	112,892
Brown Shoe Co., Inc.	3,651	70,829
Buckle, Inc. (The)	2,760	104,714
Cash America International, Inc.	890	33,464
Cato Corp. (The) Class A	15,864	324,260
CSK Auto Corp. (NON)	6,741	71,792
Dollar Tree Stores, Inc. (NON)	21,434	868,934
EZCORP, Inc. Class A (NON)	900	12,105
Ingles Markets, Inc. Class A	944	27,055
Jos. A. Bank Clothiers, Inc. (NON)	2,614	87,360
Nash Finch Co.	1,960	78,067
PC Mall, Inc. (NON)	4,508	70,370
Perry Ellis International, Inc. (NON)	2,136	59,189
Rent-A-Center, Inc. (NON)	15,702	284,677
Systemax, Inc.	8,849	180,874
Toro Co. (The)	9,796	576,299
USANA Health Sciences, Inc. (NON)	6,063	265,256
Wolverine World Wide, Inc.	25,453	697,412
		5,106,321

Schools (1.4%)
Career Education Corp. (NON)	22,132	619,475

Semiconductor (0.2%)
Advanced Energy Industries, Inc. (NON)	3,464	52,306
Brooks Automation, Inc. (NON)	530	7,547
Credence Systems Corp. (NON)	2,400	7,416
Photronics, Inc. (NON)	1,593	18,176
		85,445

Shipping (2.7%)
Accuride Corp. (NON)	15,665	189,703
Arkansas Best Corp.	2,817	92,003
Overseas Shipholding Group	12,217	938,632
		1,220,338

Software (2.5%)
Epicor Software Corp. (NON)	18,297	251,950
MicroStrategy, Inc. (NON)	8,852	702,318
Websense, Inc. (NON)	9,586	189,132

		1,143,400

Staffing (0.2%)
Heidrick & Struggles International, Inc. (NON)	2,200	80,190

Technology (0.2%)
Amkor Technologies, Inc. (NON)	8,931	102,885

Technology Services (3.2%)
Acxiom Corp.	18,881	373,655
Asiainfo Holdings, Inc. (China) (NON)	8,100	73,386
COMSYS IT Partners, Inc. (NON)	8,192	137,708
CSG Systems International, Inc. (NON)	3,310	70,338
Harris Interactive, Inc. (NON)	6,600	28,446
Pegasystems, Inc.	900	10,710
SonicWall, Inc. (NON)	7,609	66,427
United Online, Inc.	47,296	709,913
		1,470,583

Telecommunications (3.6%)
ADTRAN, Inc.	6,445	148,428
CenturyTel, Inc.	17,441	806,123
j2 Global Communications, Inc. (NON)	14,018	458,809
Tessco Technologies, Inc. (NON)	816	12,803
USA Mobility, Inc. (NON)	7,919	133,594
UTStarcom, Inc. (NON)	24,096	88,191
		1,647,948

Textiles (0.5%)
Jones Apparel Group, Inc.	1,458	30,808
Kellwood Co.	6,800	115,940
Maidenform Brands, Inc. (NON)	4,829	76,685
		223,433

Tobacco (0.3%)
Alliance One International, Inc. (NON)	9,344	61,110
Universal Corp.	1,604	78,516
		139,626

Toys (1.9%)
Hasbro, Inc.	30,193	841,781
Jakks Pacific, Inc. (NON)	1,608	42,950
		884,731

Transportation Services (0.2%)
HUB Group, Inc. Class A (NON)	3,424	102,823

Trucks & Parts (2.2%)
Autoliv, Inc. (Sweden)	15,668	936,156
Noble International, Ltd.	1,942	41,345
Standard Motor Products, Inc.	2,596	24,402
		1,001,903

TOTAL INVESTMENTS

Total investments (cost $42,327,888) (b)		$45,252,930

NOTES

(a) Percentages indicated are based on net assets of $45,468,191.

(b) The aggregate identified cost on a tax basis is $42,370,869, resulting in gross unrealized appreciation and depreciation of $7,368,596 and $4,486,535, respectively, or net unrealized appreciation of $2,882,061.

(NON) Non-income-producing security.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $11,604 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $9,705,800 and $9,954,418, respectively.

(R) Real Estate Investment Trust.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Discovery Growth Fund

The fund's portfolio 9/30/07 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value

Advertising and Marketing Services (1.2%)
FTD Group, Inc.	22,000	$327,360
Omnicom Group, Inc.	2,100	100,989
		428,349

Aerospace and Defense (4.8%)
Alliant Techsystems, Inc. (NON)	2,550	278,715
Boeing Co. (The)	2,150	225,729
Curtiss-Wright Corp. (S)	4,400	209,000
Goodrich Corp.	3,300	225,159
L-3 Communications Holdings, Inc.	3,750	383,025
Lockheed Martin Corp.	1,900	206,131
United Technologies Corp.	3,000	241,440
		1,769,199

Airlines (0.2%)
US Airways Group, Inc. (NON)	3,100	81,375

Automotive (1.0%)
BorgWarner, Inc.	1,900	173,907
Harley-Davidson, Inc.	2,350	108,594
Tenneco Automotive, Inc. (NON)	2,122	65,803
		348,304

Banking (1.6%)
New York Community Bancorp, Inc.	15,500	295,275
U.S. Bancorp	3,200	104,096
Wells Fargo & Co.	5,300	188,786
		588,157

Basic Materials (0.4%)
Ceradyne, Inc. (NON)	1,700	128,758

Biotechnology (1.0%)
Medicines Co. (NON)	6,300	112,203
PDL BioPharma, Inc. (NON)	12,000	259,320
		371,523

Building Materials (1.0%)
American Standard Cos., Inc.	2,050	73,021
Genlyte Group, Inc. (The) (NON)	1,489	95,683
Sherwin-Williams Co. (The)	3,100	203,701
		372,405

Chemicals (1.9%)
Albemarle Corp.	4,900	216,580
Lubrizol Corp. (The)	2,000	130,120
Sigma-Adrich Corp.	3,200	155,968
Terra Industries, Inc. (NON)	5,600	175,056
		677,724

Commercial and Consumer Services (3.7%)
Chemed Corp.	2,000	124,320
Dun & Bradstreet Corp. (The)	750	73,958
Equifax, Inc.	1,450	55,274
Jackson Hewitt Tax Service, Inc.	10,700	299,172
Morningstar, Inc. (NON)	1,400	85,960
Pre-Paid Legal Services, Inc. (NON)	3,306	183,351
URS Corp. (NON)	4,400	248,380
Watson Wyatt Worldwide, Inc. Class A	6,400	287,616
		1,358,031

Communications Equipment (2.1%)
Cisco Systems, Inc. (NON)	10,750	355,933
Comtech Telecommunications Corp. (NON)	2,600	139,074
F5 Networks, Inc. (NON)	3,300	122,727
Harris Corp.	2,656	153,490
		771,224

Computers (4.9%)
Agilysys, Inc.	4,777	80,731
ANSYS, Inc. (NON)	7,900	269,943
Apple Computer, Inc. (NON)	1,450	222,633
Avocent Corp. (NON)	7,300	212,576
Dell, Inc. (NON)	3,730	102,948
Electronics for Imaging, Inc. (NON)	7,000	188,020
Insight Enterprises, Inc. (NON)	4,800	123,888
Jack Henry & Associates, Inc.	11,000	284,460
National Instruments Corp.	7,700	264,341

Research in Motion, Ltd. (Canada) (NON)	300	29,565
		1,779,105

Conglomerates (0.5%)
Danaher Corp.	2,300	190,233

Construction (0.7%)
Chicago Bridge & Iron Co., NV (Netherlands)	6,300	271,278

Consumer Finance (1.2%)
American Express Co.	1,700	100,929
Capital One Financial Corp.	2,050	136,182
Countrywide Financial Corp.	4,252	80,831
Mastercard, Inc. Class A	750	110,978
		428,920

Consumer Goods (1.1%)
Jarden Corp. (NON)	6,200	191,828
Procter & Gamble Co. (The)	3,200	225,088
		416,916

Consumer Services (1.3%)
Liberty Media Holding Corp. - Interactive Class A (NON)	2,300	44,183
Nutri/System, Inc. (NON) (S)	5,000	234,450
SRA International, Inc. Class A (NON)	4,600	129,168
WebMD Health Corp. Class A (NON)	1,640	85,444
		493,245

Electronics (5.6%)
Altera Corp.	11,300	272,104
Amphenol Corp. Class A	8,150	324,044
Avnet, Inc. (NON)	9,500	378,670
General Cable Corp. (NON)	2,300	154,376
Intermec, Inc. (NON)	4,638	121,145
Mentor Graphics Corp. (NON)	14,200	214,420
Microchip Technology, Inc.	1,550	56,296
Silicon Laboratories, Inc. (NON)	3,100	129,456
Spreadtrum Communications, Inc. ADR (China) (NON) (S)	6,550	93,010
Trimble Navigation, Ltd. (NON)	4,200	164,682
TTM Technologies, Inc. (NON)	12,100	139,997
		2,048,200

Energy (5.1%)
Cameron International Corp. (NON)	3,500	323,015
ENSCO International, Inc.	3,500	196,350
FMC Technologies, Inc. (NON)	3,700	213,342
Grant Prideco, Inc. (NON)	4,560	248,611
Halliburton Co.	3,400	130,560
Helix Energy Solutions Group, Inc. (NON)	2,500	106,150
National-Oilwell Varco, Inc. (NON)	1,700	245,650
Smith International, Inc. (S)	3,300	235,620
Tidewater, Inc.	2,400	150,816
		1,850,114

Energy (Other) (0.7%)
JA Solar Holdings Co., Ltd. ADR (China) (NON)	1,514	68,054
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	5,000	199,500
		267,554

Engineering & Construction (1.2%)
McDermott International, Inc. (NON)	8,300	448,864

Entertainment (0.3%)
Town Sports International Holdings, Inc. (NON)	8,400	127,764

Environmental (1.0%)
Foster Wheeler, Ltd. (NON)	2,700	354,456

Financial (2.5%)
Advanta Corp. Class B	4,050	111,051
Assurant, Inc.	1,150	61,525
FCStone Group, Inc. (NON)	2,122	68,477
Intercontinental Exchange, Inc. (NON)	2,025	307,598
MGIC Investment Corp.	700	22,617
Moody's Corp.	1,350	68,040
Nasdaq Stock Market, Inc. (The) (NON)	7,200	271,296
		910,604

Health Care Services (7.4%)
Aetna, Inc.	2,250	122,108
Amedisys, Inc. (NON)	6,600	253,572
Charles River Laboratories International, Inc. (NON)	3,500	196,525
DaVita, Inc. (NON)	5,800	366,444
Express Scripts, Inc. (NON)	2,200	122,804
Health Net, Inc. (NON)	2,800	151,340
Laboratory Corp. of America Holdings (NON)	5,400	422,442
LifePoint Hospitals, Inc. (NON)	3,533	106,025

Lincare Holdings, Inc. (NON)	7,600	278,540
Medco Health Solutions, Inc. (NON)	1,500	135,585
UnitedHealth Group, Inc.	3,949	191,250
WellCare Health Plans, Inc. (NON)	1,900	200,317
WellPoint, Inc. (NON)	1,950	153,894
		2,700,846

Homebuilding (0.1%)
NVR, Inc. (NON)	84	39,501

Household Furniture and Appliances (0.9%)
Select Comfort Corp. (NON) (S)	5,900	82,305
Whirlpool Corp.	2,900	258,390
		340,695

Insurance (1.4%)
American International Group, Inc.	5,150	348,398
Berkshire Hathaway, Inc. Class B (NON)	16	63,232
Hilb, Rogal & Hamilton Co.	2,400	103,992
		515,622

Investment Banking/Brokerage (3.2%)
Affiliated Managers Group (NON)	1,200	153,012
Bear Stearns Cos., Inc. (The)	1,750	214,918
BlackRock, Inc.	550	95,376
Blackstone Group LP (The) (NON)	2,915	73,108
Franklin Resources, Inc.	550	70,125
Goldman Sachs Group, Inc. (The)	1,450	314,273
MF Global, Ltd. (NON)	6,157	178,553
T. Rowe Price Group, Inc.	1,200	66,828
		1,166,193

Lodging/Tourism (0.9%)
Las Vegas Sands Corp. (NON)	500	66,710
Wyndham Worldwide Corp.	7,650	250,614
		317,324

Machinery (3.5%)
AGCO Corp. (NON)	3,500	177,695
Caterpillar, Inc.	2,300	180,389
Gardner Denver, Inc. (NON)	2,900	113,100
Joy Global, Inc.	800	40,688
Lincoln Electric Holdings, Inc.	4,000	310,440
Manitowoc Co., Inc. (The)	1,637	72,486
Parker-Hannifin Corp.	3,000	335,490
Terex Corp. (NON)	500	44,510
		1,274,798

Manufacturing (0.7%)
Actuant Corp. Class A	4,000	259,880

Media (0.4%)
Walt Disney Co. (The)	4,450	153,036

Medical Technology (4.6%)
Becton, Dickinson and Co.	1,250	102,563
C.R. Bard, Inc.	3,000	264,570
DENTSPLY International, Inc.	5,900	245,676
Hospira, Inc. (NON)	5,850	242,483
Kinetic Concepts, Inc. (NON)	2,270	127,756
Medtronic, Inc.	3,000	169,230
Meridian Bioscience, Inc.	2,500	75,800
Respironics, Inc. (NON)	6,100	292,983
Waters Corp. (NON)	2,500	167,300
		1,688,361

Metals (2.4%)
Cleveland-Cliffs, Inc. (S)	2,400	211,128
Freeport-McMoRan Copper & Gold, Inc. Class B	1,050	110,135
PAN American Silver Corp. (Canada) (NON)	6,200	179,180
Quanex Corp.	3,700	173,826
Steel Dynamics, Inc.	4,000	186,800
		861,069

Oil & Gas (4.1%)
Compagnie Generale de Geophysique-Veritas SA ADR
(France) (NON)	3,200	208,288
ConocoPhillips	2,200	193,094
Devon Energy Corp.	2,000	166,400
EOG Resources, Inc.	1,250	90,413
Helmerich & Payne, Inc.	5,800	190,414
Hess Corp.	1,200	79,836
Occidental Petroleum Corp.	2,100	134,568
Tesoro Corp.	7,500	345,150
Valero Energy Corp.	1,600	107,488
		1,515,651

Pharmaceuticals (3.2%)
Cephalon, Inc. (NON) (S)	5,100	372,606
Johnson & Johnson	3,500	229,950
Salix Pharmaceuticals, Ltd. (NON)	14,717	182,785
Sepracor, Inc. (NON)	6,400	176,000
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	1,100	48,917
Valeant Pharmaceuticals International (NON)	9,200	142,416
		1,152,674

Publishing (0.5%)
McGraw-Hill Cos., Inc. (The)	3,750	190,913

Real Estate (0.3%)
CB Richard Ellis Group, Inc. Class A (NON)	4,022	111,972

Restaurants (1.2%)
Domino's Pizza, Inc.	6,600	109,494
Sonic Corp. (NON)	4,800	112,320
Starbucks Corp. (NON)	4,200	110,040
Yum! Brands, Inc.	3,450	116,714
		448,568

Retail (6.0%)
Abercrombie & Fitch Co. Class A	3,850	310,695
Aeropostale, Inc. (NON)	8,000	152,480
Best Buy Co., Inc.	3,400	156,468
Brown Shoe Co., Inc.	6,100	118,340
CROCS, Inc. (NON)	1,900	127,775
CVS Caremark Corp.	4,800	190,224
Dress Barn, Inc. (NON) (S)	10,000	170,100
Expedia, Inc. (NON)	4,500	143,460
Home Depot, Inc. (The)	2,850	92,454
Lowe's Cos., Inc.	3,750	105,075
Ross Stores, Inc.	2,350	60,254
Staples, Inc.	7,650	164,399
USANA Health Sciences, Inc. (NON) (S)	6,300	275,625
Wolverine World Wide, Inc.	4,800	131,520
		2,198,869

Schools (0.7%)
Apollo Group, Inc. Class A (NON)	2,300	138,345
Career Education Corp. (NON)	3,800	106,362
		244,707

Semiconductor (1.5%)
Advanced Energy Industries, Inc. (NON)	9,200	138,920
Applied Materials, Inc.	4,800	99,360
Brooks Automation, Inc. (NON)	1,480	21,075
KLA-Tencor Corp.	700	39,046
Lam Research Corp. (NON)	3,300	175,758
Mattson Technology, Inc. (NON)	6,865	59,382
		533,541

Shipping (0.4%)
Omega Navigation Enterprises, Inc. (Marshall Islands)	7,600	151,468

Software (3.6%)
Adobe Systems, Inc. (NON)	3,300	144,078
Autodesk, Inc. (NON)	1,550	77,454
BMC Software, Inc. (NON)	4,900	153,027
Cadence Design Systems, Inc. (NON)	7,600	168,644
Informatica Corp. (NON)	11,900	186,830
JDA Software Group, Inc. (NON)	7,400	152,884
Microsoft Corp.	8,900	262,194
Oracle Corp. (NON)	8,850	191,603
		1,336,714

Technology (1.0%)
Affiliated Computer Services, Inc. Class A (NON)	3,600	180,864
ON Semiconductor Corp. (NON)	16,200	203,472
		384,336

Technology Services (2.6%)
Accenture, Ltd. Class A (Bermuda)	2,100	84,525
Automatic Data Processing, Inc.	1,450	66,599
Cognizant Technology Solutions Corp. (NON)	900	71,793
DST Systems, Inc. (NON)	3,100	266,011
eBay, Inc. (NON)	3,950	154,129
Google, Inc. Class A (NON)	573	325,046
		968,103

Telecommunications (0.4%)
j2 Global Communications, Inc. (NON)	4,228	138,382

Textiles (0.6%)
Maidenform Brands, Inc. (NON)	14,326	227,497

Toys (0.3%)
RC2 Corp. (NON)	3,400	94,146

Transportation Services (0.7%)
Expeditors International of Washington, Inc.	850	40,205
Landstar Systems, Inc.	5,000	209,850
		250,055

Trucks & Parts (0.1%)
WABCO Holdings, Inc.	833	38,933

Other (0.2%)
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	500	76,290

Total common stocks (cost $30,673,232)		$35,862,446

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
	Shares	Value

MarketSoft Software Corp. escrow (acquired 2/9/06,
cost $411) (Private)(RES)(NON)(F)	25,369	$1,101
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
7/27/00, cost $42,356) (Private)(RES)(NON)(F)	16,600	2

Total convertible preferred stocks (cost $42,767)		$1,103

SHORT-TERM INVESTMENTS (6.8%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	1,283,531	$1,281,465
Putnam Prime Money Market Fund (e)	$1,223,927	1,223,927

Total short-term investments (cost $2,505,392)		$2,505,392

TOTAL INVESTMENTS

Total investments (cost $33,221,391) (b)		$38,368,941

NOTES

(a) Percentages indicated are based on net assets of $36,638,211.

(b) The aggregate identified cost on a tax basis is $33,326,670, resulting in gross unrealized appreciation and depreciation of $5,915,297 and $873,026, respectively, or net unrealized appreciation of $5,042,271.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2007 was $1,103 or less than 0.1% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $1,224,147. The fund received cash collateral of $1,281,465 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $37,406 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $11,814,685 and $11,192,286, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Diversified Income Fund
The fund's portfolio
9/30/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.1%)(a)
		Principal
		amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.9%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from September 20, 2036 to
September 20, 2037		$8,625,505	$8,817,607

U.S. Government Agency Mortgage Obligations (7.2%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from May 1, 2021 to
September 1, 2021		667,038	675,974
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from October 1, 2033 to
August 1, 2037		6,690,459	6,815,094
6 1/2s, TBA, October 1, 2037		1,000,000	1,018,125
6s, with due dates from May 1, 2035 to
September 1, 2037		6,199,393	6,218,172
6s, May 1, 2021		1,670,615	1,693,456
5 1/2s, with due dates from August 1, 2036 to
July 1, 2037		985,988	966,789
5 1/2s, with due dates from February 1, 2020 to
March 1, 2021		1,283,316	1,282,609
5s, with due dates from December 1, 2019 to
June 1, 2021		484,455	476,088
5s, TBA, October 1, 2037		11,200,000	10,689,000
4 1/2s, with due dates from June 1, 2020 to May 1, 2034		5,100,158	4,838,691
			34,673,998

Total U.S. government and agency mortgage obligations (cost $43,474,781)			$43,491,605

U.S. TREASURY OBLIGATIONS (16.5%)(a)
		Principal
		amount	Value

U.S. Treasury Bonds
6 1/4s, May 15, 2030		$17,389,000	$20,682,042
6 1/4s, August 15, 2023		8,570,000	9,846,126
U.S. Treasury Inflation Index Notes 2 3/8s,
January 15, 2017		2,995,236	3,014,556
U.S. Treasury Notes
4 1/4s, August 15, 2013		16,078,000	16,060,414
3 1/4s, August 15, 2008		12,217,000	12,125,373
U.S. Treasury Strip zero %, November 15, 2024		40,835,000	17,425,961

Total U.S. treasury obligations (cost $75,891,973)			$79,154,472

FOREIGN GOVERNMENT BONDS AND NOTES (23.2%)(a)
		Principal
		amount	Value

Argentina (Republic of) bonds 7s, 2013		$520,000	$454,480
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	4,796,000	1,239,766
Argentina (Republic of) FRB 5.389s, 2012		$5,515,625	4,954,101
Argentina (Republic of) notes Ser. $dis, 8.28s, 2033		917,156	830,027
Brazil (Federal Republic of) bonds 6s, 2017		$1,070,000	1,078,025
Canada (Government of) bonds 5 1/2s, 2010	CAD	1,800,000	1,873,022
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	585,000	692,825
Colombia (Republic of) notes 10s, 2012		$1,439,000	1,671,399
Ecuador (Republic of) bonds 12s, 2012		185,640	185,640
Ecuador (Republic of) regs notes 9 3/8s, 2015		100,000	96,750
France (Government of) bonds 5 3/4s, 2032	EUR	2,945,000	4,864,911
France (Government of) bonds 5 1/2s, 2010	EUR	2,955,000	4,375,030
France (Government of) bonds 4s, 2009	EUR	920,000	1,310,910
Germany (Federal Republic of) bonds Ser. 05, 3 1/4s,
2015	EUR	20,830,000	27,730,874
Ghana (Republic of) bonds 8 1/2s, 2017		$235,000	239,406
Indonesia (Republic of) bonds 14.275s, 2013	IDR	1,874,000,000	251,472
Indonesia (Republic of) bonds 14 1/4s, 2013	IDR	5,565,000,000	748,314
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		$695,000	664,768
Ireland (Republic of) bonds 5s, 2013	EUR	5,700,000	8,412,303
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	274,800,000	2,376,426
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	2,881,915,200	24,623,400
Mexican (Government of) bonds Ser. M 10, 8s, 2015	MXN	12,836,000	1,181,375
Peru (Republic of) bonds 8 3/4s, 2033 (S)		$350,000	459,725
Russia (Federation of) unsub. 5s, 2030		1,186,040	1,325,400
Russia (Federation of) 144A unsub. unsec. bonds 5s,
2030		2,233,352	2,495,771
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		1,375,000	1,349,288
South Africa (Republic of) notes 5 7/8s, 2022		330,000	323,070
Spain (Kingdom of) bonds 5s, 2012	EUR	1,800,000	2,651,354
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	4,754,601
Turkey (Republic of) notes 6 7/8s, 2036		$2,505,000	2,389,770
Turkey (Republic of) unsec. bonds 6 3/4s, 2018 (FWC)		175,000	173,579

Ukraine (Government of) 144A sr. unsub. 6.58s, 2016 (S)		1,075,000	1,090,050
United Mexican States bonds Ser. MTN, 8.3s, 2031		1,810,000	2,319,515
Venezuela (Republic of) notes 10 3/4s, 2013		1,360,000	1,502,800
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		575,000	540,500

Total foreign government bonds and notes (cost $103,476,801)			$111,230,647

COLLATERALIZED MORTGAGE OBLIGATIONS (16.3%)(a)
		Principal
		amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class G, 7s, 2029		$1,065	$1,065
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	116,079
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	242,728
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 7.753s, 2022		476,000	464,997
Bayview Commercial Asset Trust 144A
Ser. 07-5A, Interest only (IO), 1.55s, 2037		1,226,000	194,965
Ser. 07-1, Class S, IO, 1.211s, 2037		3,223,073	367,431
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.452s, 2032		189,000	203,044
Ser. 07-PW17, Class A3, 5.736s, 2050		1,832,000	1,844,523
Ser. 07-PW17, Class A4, 5.64s, 2050		894,000	901,264
Broadgate Financing PLC sec. FRB Ser. D, 7.044s, 2023
(United Kingdom)	GBP	328,375	642,714
Countrywide Alternative Loan Trust IFB Ser. 06-6CB,
Class 1A3, IO, zero %, 2036		$3,775,245	24,775
Countrywide Alternative Loan Trust Ser. 06-OA10,
Class XBI, IO, 2.35s, 2046 (Cayman Islands)		3,725,847	124,583
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.811s, 2039		495,000	503,086
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 5.731s, 2017		179,000	171,583
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 7.603s, 2020		534,000	531,330
FRB Ser. 05-TFLA, Class K, 7.053s, 2020		291,000	289,909
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	1,265,770
Ser. 98-C1, Class F, 6s, 2040		758,000	703,702
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	206,399
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.525s, 2031		7,921,332	90,972
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		226,150	223,918
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		723,280	688,215
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,
Class B2, 8.16s, 2030		125,451	112,906
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.895s, 2014 (Ireland)	GBP	371,000	717,155
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.884s, 2014 (United Kingdom)	GBP	202,819	395,242
Fannie Mae
IFB Ser. 06-70, Class SM, 11.209s, 2036		$177,526	205,952
IFB Ser. 06-62, Class PS, 9.113s, 2036		438,956	507,379
IFB Ser. 06-76, Class QB, 8.813s, 2036		1,224,739	1,410,589
IFB Ser. 06-63, Class SP, 8.513s, 2036		1,333,408	1,514,648
IFB Ser. 07-W7, Class 1A4, 8.393s, 2037		435,741	465,572
IFB Ser. 06-60, Class TK, 8.075s, 2036		386,219	417,623
IFB Ser. 06-104, Class GS, 8.024s, 2036		274,525	303,407
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		216,210	229,223
Ser. 02-T19, Class A3, 7 1/2s, 2042		142,972	150,631
Ser. 02-14, Class A2, 7 1/2s, 2042		1,193	1,232
Ser. 01-T10, Class A2, 7 1/2s, 2041		188,222	197,477
Ser. 02-T4, Class A3, 7 1/2s, 2041		632	666
Ser. 01-T3, Class A1, 7 1/2s, 2040		121,753	127,405
Ser. 01-T1, Class A1, 7 1/2s, 2040		372,885	390,947
Ser. 99-T2, Class A1, 7 1/2s, 2039		150,934	160,155
Ser. 00-T6, Class A1, 7 1/2s, 2030		71,975	75,496
Ser. 01-T4, Class A1, 7 1/2s, 2028		349,581	372,037
Ser. 01-T10, Class A1, 7s, 2041		657,504	681,762
IFB Ser. 05-74, Class CP, 5.935s, 2035		385,728	402,668
IFB Ser. 05-74, Class CS, 5.909s, 2035		440,165	450,189
IFB Ser. 06-27, Class SP, 5.752s, 2036		575,000	601,447
IFB Ser. 06-8, Class HP, 5.752s, 2036		635,492	657,319
IFB Ser. 06-8, Class WK, 5.752s, 2036		1,009,746	1,037,151
IFB Ser. 05-106, Class US, 5.752s, 2035		932,617	972,147
IFB Ser. 05-99, Class SA, 5.752s, 2035		458,028	469,553
IFB Ser. 05-115, Class NQ, 5.695s, 2036		218,505	218,903
IFB Ser. 05-114, Class SP, 5.469s, 2036		268,626	263,993
IFB Ser. 06-60, Class CS, 5.275s, 2036		601,025	578,260
IFB Ser. 05-95, Class OP, 4.506s, 2035		266,000	253,197
IFB Ser. 05-83, Class QP, 4.053s, 2034		156,673	147,977
IFB Ser. 07-W6, Class 6A2, IO, 2.669s, 2037		914,663	72,992
IFB Ser. 06-90, Class SE, IO, 2.669s, 2036		1,609,314	177,659
IFB Ser. 03-66, Class SA, IO, 2.519s, 2033		759,424	64,703
IFB Ser. 07-W6, Class 5A2, IO, 2.159s, 2037		1,210,317	91,034
IFB Ser. 07-W2, Class 3A2, IO, 2.149s, 2037		1,202,956	85,491
IFB Ser. 05-113, Class AI, IO, 2.099s, 2036		522,552	45,717
IFB Ser. 05-113, Class DI, IO, 2.099s, 2036		990,584	74,202
IFB Ser. 06-60, Class SI, IO, 2.019s, 2036		1,192,285	102,373
IFB Ser. 07-W7, Class 3A2, IO, 1.999s, 2037		1,752,168	115,547

IFB Ser. 06-60, Class DI, IO, 1.939s, 2035	1,529,608	104,665
IFB Ser. 07-54, Class CI, IO, 1.629s, 2037	1,131,707	84,472
IFB Ser. 07-39, Class PI, IO, 1.629s, 2037	773,470	51,854
IFB Ser. 07-30, Class WI, IO, 1.629s, 2037	4,566,839	290,200
IFB Ser. 07-22, Class S, IO, 1.619s, 2037	18,482,325	1,217,811
IFB Ser. 07-W2, Class 2A2, IO, 1.619s, 2037	1,647,574	103,409
IFB Ser. 06-128, Class SH, IO, 1.619s, 2037	848,840	49,953
IFB Ser. 06-56, Class SM, IO, 1.619s, 2036	1,173,303	77,619
IFB Ser. 06-12, Class SD, IO, 1.619s, 2035	2,925,258	217,467
IFB Ser. 07-W5, Class 2A2, IO, 1.609s, 2037	442,918	17,717
IFB Ser. 07-30, Class IE, IO, 1.609s, 2037	2,140,764	179,641
IFB Ser. 06-123, Class CI, IO, 1.609s, 2037	1,780,151	128,676
IFB Ser. 06-123, Class UI, IO, 1.609s, 2037	809,954	56,633
IFB Ser. 07-15, Class BI, IO, 1.569s, 2037	1,366,559	94,172
IFB Ser. 06-23, Class SC, IO, 1.569s, 2036	1,112,251	77,179
IFB Ser. 06-16, Class SM, IO, 1.569s, 2036	1,068,824	73,781
IFB Ser. 05-95, Class CI, IO, 1.569s, 2035	981,229	71,426
IFB Ser. 05-84, Class SG, IO, 1.569s, 2035	1,646,080	121,604
IFB Ser. 05-104, Class NI, IO, 1.569s, 2035	1,138,831	79,994
IFB Ser. 05-104, Class SI, IO, 1.569s, 2033	2,178,390	138,289
IFB Ser. 05-83, Class QI, IO, 1.559s, 2035	263,119	21,102
IFB Ser. 06-128, Class GS, IO, 1.549s, 2037	1,295,670	94,306
IFB Ser. 05-83, Class SL, IO, 1.539s, 2035	2,866,754	180,739
IFB Ser. 06-114, Class IS, IO, 1.519s, 2036	933,432	57,157
IFB Ser. 06-115, Class IE, IO, 1.509s, 2036	707,097	50,232
IFB Ser. 06-117, Class SA, IO, 1.509s, 2036	1,074,516	67,951
IFB Ser. 06-109, Class SH, IO, 1.489s, 2036	871,514	67,193
IFB Ser. 07-W6, Class 4A2, IO, 1.469s, 2037	4,703,086	280,527
IFB Ser. 06-128, Class SC, IO, 1.469s, 2037	917,990	55,580
IFB Ser. 06-45, Class SM, IO, 1.469s, 2036	1,292,120	73,033
IFB Ser. 06-8, Class JH, IO, 1.469s, 2036	3,309,862	237,619
IFB Ser. 05-122, Class SG, IO, 1.469s, 2035	1,076,047	73,410
IFB Ser. 05-95, Class OI, IO, 1.459s, 2035	146,867	12,118
IFB Ser. 06-92, Class LI, IO, 1.449s, 2036	1,047,310	62,629
IFB Ser. 06-99, Class AS, IO, 1.449s, 2036	119,294	7,368
IFB Ser. 06-98, Class SQ, IO, 1.439s, 2036	13,378,448	852,748
IFB Ser. 06-85, Class TS, IO, 1.429s, 2036	1,857,691	111,054
IFB Ser. 07-W8, Class 2A2, IO, 1.319s, 2037	2,047,580	105,860
IFB Ser. 06-70, Class WI, IO, 1.319s, 2036	763,997	32,709
IFB Ser. 07-30, Class JS, IO, 1.309s, 2037	1,898,746	115,553
IFB Ser. 07-30, Class LI, IO, 1.309s, 2037	1,426,914	90,898
IFB Ser. 07-W2, Class 1A2, IO, 1.299s, 2037	4,427,757	249,578
IFB Ser. 07-54, Class IA, IO, 1.279s, 2037	986,798	61,879
IFB Ser. 07-54, Class IB, IO, 1.279s, 2037	986,798	61,879
IFB Ser. 07-54, Class IC, IO, 1.279s, 2037	986,798	61,879
IFB Ser. 07-54, Class ID, IO, 1.279s, 2037	986,798	61,879
IFB Ser. 07-54, Class IE, IO, 1.279s, 2037	986,798	61,879
IFB Ser. 07-54, Class IF, IO, 1.279s, 2037	1,468,587	92,090
IFB Ser. 07-54, Class UI, IO, 1.279s, 2037	1,400,903	94,066
IFB Ser. 07-15, Class CI, IO, 1.249s, 2037	3,269,744	200,281
IFB Ser. 06-123, Class BI, IO, 1.249s, 2037	4,325,859	257,014
IFB Ser. 06-115, Class JI, IO, 1.249s, 2036	2,392,858	146,482
IFB Ser. 06-123, Class LI, IO, 1.189s, 2037	1,604,903	92,295
FRB Ser. 03-W17, Class 12, IO, 1.153s, 2033	1,930,287	74,123
IFB Ser. 07-39, Class AI, IO, 0.989s, 2037	1,749,209	91,040
IFB Ser. 07-32, Class SD, IO, 0.979s, 2037	1,179,062	59,121
IFB Ser. 07-30, Class UI, IO, 0.969s, 2037	969,445	51,405
IFB Ser. 07-32, Class SC, IO, 0.969s, 2037	1,561,254	77,216
IFB Ser. 07-1, Class CI, IO, 0.969s, 2037	1,140,783	58,452
IFB Ser. 05-74, Class SE, IO, 0.969s, 2035	1,239,324	53,824
IFB Ser. 07-W5, Class 1A2, IO, 0.949s, 2037	2,234,514	67,035
IFB Ser. 07-4, Class PS, IO, 0.924s, 2037	4,627,914	214,041
Ser. 03-W10, Class 3A, IO, 0.85s, 2043	3,457,472	57,479
Ser. 03-W10, Class 1A, IO, 0.831s, 2043	2,869,362	40,880
Ser. 00-T6, IO, 0.762s, 2030	3,196,711	46,531
IFB Ser. 07-75, Class ID, IO, 0.739s, 2037	1,390,993	67,050
Ser. 02-T18, IO, 0.517s, 2042	5,309,278	69,045
Ser. 06-84, Class OP, Principal only (PO), zero %, 2036	23,048	22,637
Ser. 372, Class 1, PO, zero %, 2036	2,386,239	1,789,575
Ser. 06-56, Class XF, zero %, 2036	82,289	85,684
Ser. 04-38, Class AO, PO, zero %, 2034	326,605	231,073
Ser. 04-61, Class CO, PO, zero %, 2031	340,677	274,242
Ser. 99-51, Class N, PO, zero %, 2029	58,351	48,723
Ser. 07-31, Class TS, IO, zero %, 2009	2,540,747	23,115
Ser. 07-15, Class IM, IO, zero %, 2009	990,699	10,999
Ser. 07-16, Class TS, IO, zero %, 2009	4,036,387	38,745
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	2,754	2,909
Ser. T-60, Class 1A2, 7s, 2044	1,233,978	1,290,685
Ser. T-57, Class 1AX, IO, 0.453s, 2043	1,531,845	17,417
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.348s, 2020	4,678,491	245,578
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	447,000	485,060
Freddie Mac
IFB Ser. 3182, Class PS, 5.59s, 2032	165,970	185,866
IFB Ser. 3149, Class SU, 3.843s, 2036	355,683	343,099
IFB Ser. 3114, Class GK, 3.39s, 2036	248,572	254,113
IFB Ser. 3081, Class DC, 3.274s, 2035	369,277	378,958
IFB Ser. 2979, Class AS, 3.181s, 2034	165,017	165,885
IFB Ser. 3065, Class DC, 2.603s, 2035	581,583	550,333
IFB Ser. 3184, Class SP, IO, 1.598s, 2033	1,791,990	132,786

IFB Ser. 3203, Class SH, IO, 1.388s, 2036	1,017,317	90,867
IFB Ser. 2755, Class SG, IO, 1.348s, 2031	1,416,038	83,971
IFB Ser. 2828, Class TI, IO, 1.298s, 2030	525,166	36,115
IFB Ser. 3297, Class BI, IO, 1.008s, 2037	2,971,219	218,487
IFB Ser. 3284, Class IV, IO, 0.998s, 2037	751,297	58,749
IFB Ser. 3287, Class SD, IO, 0.998s, 2037	1,163,581	75,852
IFB Ser. 3281, Class BI, IO, 0.998s, 2037	580,610	40,437
IFB Ser. 3028, Class ES, IO, 0.998s, 2035	2,727,947	197,890
IFB Ser. 3042, Class SP, IO, 0.998s, 2035	631,311	43,035
IFB Ser. 3045, Class DI, IO, 0.978s, 2035	3,259,019	199,627
IFB Ser. 3054, Class CS, IO, 0.948s, 2035	582,436	30,280
IFB Ser. 3107, Class DC, IO, 0.948s, 2035	2,920,811	218,590
IFB Ser. 3066, Class SI, IO, 0.948s, 2035	1,879,895	136,368
IFB Ser. 2950, Class SM, IO, 0.948s, 2016	433,866	26,504
IFB Ser. 3256, Class S, IO, 0.938s, 2036	1,986,432	144,811
IFB Ser. 3031, Class BI, IO, 0.937s, 2035	524,171	41,536
IFB Ser. 3244, Class SB, IO, 0.908s, 2036	832,586	55,685
IFB Ser. 3244, Class SG, IO, 0.908s, 2036	959,206	65,921
IFB Ser. 3326, Class GS, IO, 0.898s, 2037	5,070,032	292,863
IFB Ser. 3236, Class IS, IO, 0.898s, 2036	1,557,734	100,500
IFB Ser. 3147, Class SH, IO, 0.898s, 2036	2,877,873	204,559
IFB Ser. 3114, Class TS, IO, 0.898s, 2030	3,272,288	183,176
IFB Ser. 3240, Class S, IO, 0.868s, 2036	2,770,600	185,381
IFB Ser. 3153, Class JI, IO, 0.868s, 2036	1,568,575	91,687
IFB Ser. 3065, Class DI, IO, 0.868s, 2035	408,102	32,157
IFB Ser. 3218, Class AS, IO, 0.828s, 2036	1,105,726	66,929
IFB Ser. 3221, Class SI, IO, 0.828s, 2036	1,268,998	79,067
IFB Ser. 3202, Class PI, IO, 0.788s, 2036	3,436,910	215,353
IFB Ser. 3201, Class SG, IO, 0.748s, 2036	1,599,166	99,180
IFB Ser. 3203, Class SE, IO, 0.748s, 2036	1,423,227	86,991
IFB Ser. 3171, Class PS, IO, 0.733s, 2036	1,396,722	87,676
IFB Ser. 3152, Class SY, IO, 0.728s, 2036	2,293,117	157,105
IFB Ser. 3284, Class BI, IO, 0.698s, 2037	943,635	55,124
IFB Ser. 3199, Class S, IO, 0.698s, 2036	1,996,662	119,136
IFB Ser. 3284, Class LI, IO, 0.688s, 2037	1,999,971	124,531
IFB Ser. 3281, Class AI, IO, 0.678s, 2037	3,295,532	205,707
IFB Ser. 3311, Class IA, IO, 0.658s, 2037	1,391,707	89,896
IFB Ser. 3311, Class IB, IO, 0.658s, 2037	1,391,707	89,896
IFB Ser. 3311, Class IC, IO, 0.658s, 2037	1,391,707	89,896
IFB Ser. 3311, Class ID, IO, 0.658s, 2037	1,391,707	89,896
IFB Ser. 3311, Class IE, IO, 0.658s, 2037	2,114,887	136,609
IFB Ser. 3274, Class JS, IO, 0.658s, 2037	2,923,182	161,710
IFB Ser. 3240, Class GS, IO, 0.628s, 2036	1,674,408	101,210
IFB Ser. 3339, Class TI, IO, 0.388s, 2037	2,195,805	119,565
IFB Ser. 3288, Class SJ, IO, 0.378s, 2037	1,537,688	71,110
IFB Ser. 3284, Class CI, IO, 0.368s, 2037	3,862,232	202,090
IFB Ser. 3016, Class SQ, IO, 0.358s, 2035	1,151,580	44,502
IFB Ser. 3284, Class WI, IO, 0.348s, 2037	6,411,738	325,177
IFB Ser. 3286, Class SA, IO, 0.348s, 2037	1,971,880	83,805
IFB Ser. 3235, Class SA, IO, 0.198s, 2036	741,692	30,070
Ser. 246, PO, zero %, 2037	2,434,697	1,831,888
Ser. 3300, PO, zero %, 2037	700,551	535,922
Ser. 236, PO, zero %, 2036	319,235	240,489
FRB Ser. 3326, Class XF, zero %, 2037	143,524	141,684
FRB Ser. 3122, Class GF, zero %, 2036	364,455	372,281
FRB Ser. 3326, Class WF, zero %, 2035	135,427	132,873
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.787s, 2033	134,000	137,501
Ser. 00-1, Class G, 6.131s, 2033	468,000	436,405
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	418,345	424,411
Government National Mortgage Association
IFB Ser. 07-51, Class SP, 6.503s, 2037	109,635	118,334
Ser. 07-58, Class PS, IO, 6s, 2037 (FWC)	823,000	57,440
Ser. 07-58, Class SA, IO, 6s, 2037 (FWC)	1,601,000	81,316
Ser. 07-59, Class PS, IO, 6s, 2037 (FWC)	800,000	50,750
Ser. 07-59, Class SD, IO, 6s, 2037 (FWC)	550,000	27,156
Ser. 07-59, Class SP, IO, 6s, 2037 (FWC)	276,000	17,595
Ser. 07-57, Class QA, 6s, 2037 (FWC)	2,540,000	127,794
IFB Ser. 06-62, Class SI, IO, 1.884s, 2036	1,239,181	94,632
IFB Ser. 07-1, Class SL, IO, 1.864s, 2037	556,413	43,937
IFB Ser. 07-1, Class SM, IO, 1.854s, 2037	556,413	43,762
IFB Ser. 05-66, Class SP, 1.658s, 2035	352,820	328,683
IFB Ser. 07-53, Class ES, IO, 1.4s, 2037	1,176,000	52,093
IFB Ser. 07-26, Class SG, IO, 1.354s, 2037	1,583,039	112,746
IFB Ser. 07-9, Class BI, IO, 1.324s, 2037	3,440,472	214,695
IFB Ser. 07-25, Class SA, IO, 1.304s, 2037	1,318,270	76,665
IFB Ser. 07-25, Class SB, IO, 1.304s, 2037	2,577,498	149,897
IFB Ser. 07-26, Class LS, IO, 1.304s, 2037	3,291,344	229,301
IFB Ser. 07-26, Class SA, IO, 1.304s, 2037	3,685,972	223,189
IFB Ser. 07-22, Class S, IO, 1.304s, 2037	844,124	64,673
IFB Ser. 07-11, Class SA, IO, 1.304s, 2037	912,961	63,022
IFB Ser. 07-14, Class SB, IO, 1.304s, 2037	878,330	60,417
IFB Ser. 07-51, Class SJ, IO, 1.254s, 2037	1,029,269	81,447
IFB Ser. 06-38, Class SG, IO, 1.154s, 2033	3,707,049	176,674
IFB Ser. 07-51, Class SG, IO, 1.084s, 2037	765,449	41,658
IFB Ser. 07-26, Class SD, IO, 1.048s, 2037	1,828,999	125,114
IFB Ser. 07-9, Class DI, IO, 1.014s, 2037	1,743,493	93,676
IFB Ser. 07-48, Class SB, IO, 0.898s, 2037	1,694,624	93,478
IFB Ser. 05-65, Class SI, IO, 0.854s, 2035	1,256,128	66,415
IFB Ser. 07-53, Class SG, IO, 0.797s, 2037	735,000	39,169
IFB Ser. 06-14, Class S, IO, 0.754s, 2036	1,392,472	66,874
IFB Ser. 07-9, Class AI, IO, 0.748s, 2037	1,934,698	116,523

IFB Ser. 06-11, Class ST, IO, 0.744s, 2036		865,882	41,024
IFB Ser. 07-36, Class SY, IO, 0.718s, 2037		1,234,195	69,395
IFB Ser. 07-27, Class SD, IO, 0.704s, 2037		947,301	41,490
IFB Ser. 07-19, Class SJ, IO, 0.704s, 2037		1,591,659	70,712
IFB Ser. 07-23, Class ST, IO, 0.704s, 2037		2,017,122	81,915
IFB Ser. 07-9, Class CI, IO, 0.704s, 2037		2,268,899	99,148
IFB Ser. 07-7, Class EI, IO, 0.704s, 2037		932,931	41,035
IFB Ser. 07-1, Class S, IO, 0.704s, 2037		2,112,317	94,675
IFB Ser. 07-3, Class SA, IO, 0.704s, 2037		2,013,050	89,532
IFB Ser. 07-53, Class SC, IO, 0.703s, 2037		1,332,000	56,598
IFB Ser. 07-43, Class SC, IO, 0.348s, 2037		1,705,388	76,937
Ser. 99-31, Class MP, PO, zero %, 2029		174,984	146,019
FRB Ser. 98-2, Class EA, PO, zero %, 2028		55,642	44,714
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045		295,000	296,506
FRB Ser. 07-GG10, Class AM, 5.993s, 2045		1,026,000	1,038,104
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 9.003s, 2015		178,000	176,220
GSR Mortgage Loan Trust
IFB Ser. 06-4F, Class 4A2, IO, 2.019s, 2036		764,306	38,732
IFB Ser. 06-7F, Class 5A2, IO, 1.969s, 2036		888,674	39,907
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.261s, 2051		1,652,000	1,673,939
FRB Ser. 07-LD12, Class A3, 6.189s, 2051		2,582,000	2,619,129
FRB Ser. 07-LD11, Class A3, 6.007s, 2049		368,000	372,368
FRB Ser. 07-LD11, Class AM, 6.007s, 2049		461,000	459,128
FRB Ser. 07-CB19, Class AM, 5.937s, 2049		1,201,000	1,191,620
Ser. 07-CB20, Class A3, 5.863s, 2051		739,000	744,055
Ser. 07-CB20, Class A4, 5.837s, 2051		887,000	895,728
Ser. 07-CB18, Class AM, 5.466s, 2047		839,000	814,837
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049		469,000	452,510
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.049s, 2051		53,299,000	678,097
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		199,915	208,204
Ser. 98-C4, Class J, 5.6s, 2035		379,000	347,083
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class AM, 6.114s, 2017		844,000	858,770
Ser. 07-C6, Class A2, 5.845s, 2012		804,000	822,814
Lehman Mortgage Trust
IFB Ser. 07-2, Class 2A13, IO, 1.559s, 2037		1,538,553	95,382
IFB Ser. 06-7, Class 2A4, IO, 1.419s, 2036		3,154,126	139,862
IFB Ser. 06-7, Class 2A5, IO, 1.419s, 2036		2,859,622	162,363
IFB Ser. 06-7, Class 1A3, IO, 0.219s, 2036		1,338,712	13,703
IFB Ser. 07-5, Class 4A3, 9.293s, 2036		618,802	677,760
IFB Ser. 07-5, Class 8A2, IO, 2.589s, 2036		1,128,088	70,393
IFB Ser. 07-4, Class 3A2, IO, 2.069s, 2037		951,794	56,959
IFB Ser. 06-5, Class 2A2, IO, 2.019s, 2036		2,018,899	109,995
IFB Ser. 06-9, Class 2A2, IO, 1.489s, 2037		1,831,589	112,162
IFB Ser. 06-6, Class 5A2, IO, 1.369s, 2036		1,218,334	35,324
IFB Ser. 06-6, Class 1A2, IO, 1.369s, 2036		1,183,414	52,765
IFB Ser. 06-6, Class 1A3, IO, 1.369s, 2036		1,633,573	83,087
IFB Ser. 06-5, Class 1A3, IO, 0.269s, 2036		544,186	4,771
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)		463,000	377,110
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)		167,000	126,750
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)		76,000	53,743
MASTR Adjustable Rate Mortgages Trust Ser. 04-13,
Class 3A6, 3.786s, 2034		190,000	184,528
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049		43,665,638	631,105
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.279s, 2035		321,039	317,628
Ser. 96-C2, Class JS, IO, 2.264s, 2028		972,970	77,534
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class AM,
6.022s, 2050		162,000	162,933
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049		358,000	364,868
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		915,000	856,970
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049		218,000	216,760
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039		1,380,000	911,339
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.353s, 2035		1,033,077	1,027,087
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 1.328s, 2012		203,217	300
Permanent Financing PLC FRB Ser. 8, Class 2C, 6.124s,
2042 (United Kingdom)		433,000	430,160
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		157,000	136,522
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.419s, 2036		320,308	4,855
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		222,000	221,128
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		133,000	119,258
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		158,000	135,695
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		143,000	126,739
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		137,000	113,565
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	165,399	328,754
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	361,418	717,003
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012

(Ireland)	GBP	180,261	355,364
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 9.053s, 2018		$363,000	360,851
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		8,711,866	116,359

Total collateralized mortgage obligations (cost $73,790,170)			$78,005,588

CORPORATE BONDS AND NOTES (15.1%)(a)
		Principal
		amount	Value

Basic Materials (1.3%)
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		$105,000	$93,450
Builders FirstSource, Inc. company guaranty FRN
9.808s, 2012		220,000	211,750
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		240,000	241,800
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		650,000	672,750
Domtar, Inc. notes 7 7/8s, 2011 (Canada)		90,000	92,475
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		619,000	676,258
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.564s, 2015		110,000	114,263
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		311,000	335,102
Georgia-Pacific Corp. debs. 9 1/2s, 2011		75,000	79,125
Georgia-Pacific Corp. notes 8 1/8s, 2011		40,000	40,600
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		305,000	320,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		445,000	489,500
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		409,000	461,148
Lyondell Chemical Co. company guaranty 6 7/8s, 2017		340,000	369,750
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		196,000	194,040
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		165,000	175,931
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		100,000	105,000
NewPage Corp. company guaranty 10s, 2012		37,000	38,943
NewPage Holding Corp. sr. notes FRN 12.36s, 2013 (PIK)		60,000	58,800
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		9,000	7,020
Novelis, Inc. company guaranty 7 1/4s, 2015		86,000	82,990
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	200,000	280,814
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		$393,000	379,245
Stone Container Corp. sr. notes 8 3/8s, 2012		310,000	310,000
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		175,000	167,125
			5,998,129

Capital Goods (0.9%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		340,000	336,600
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014		177,000	180,983
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		235,000	246,163
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		483,000	495,679
General Cable Corp. company guaranty FRN 7.735s, 2015		155,000	150,350
L-3 Communications Corp. company guaranty 6 1/8s, 2013		529,000	519,743
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		408,000	391,680
Legrand SA debs. 8 1/2s, 2025 (France)		858,000	1,003,860
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		26,000	24,440
Owens-Illinois, Inc. debs. 7 1/2s, 2010		79,000	79,593
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		585,000	605,475
TD Funding Corp. company guaranty 7 3/4s, 2014		75,000	75,750
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		100,000	107,500
			4,217,816

Communication Services (0.8%)
American Cellular Corp. company guaranty 9 1/2s, 2009		170,000	172,975
American Tower Corp. 144A sr. notes 7s, 2017		325,000	326,219
Cincinnati Bell, Inc. company guaranty 7s, 2015		442,000	426,530
Cricket Communications, Inc. 144A company guaranty
9 3/8s, 2014		195,000	197,925
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		581,000	556,308
iPCS, Inc. 144A sec. FRN 7.481s, 2013		105,000	101,850
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014		70,000	71,400
PAETEC Holding Corp. 144A sr. notes 9 1/2s, 2015		110,000	110,000
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		273,000	276,413
Qwest Corp. debs. 7 1/4s, 2025		148,000	145,410
Qwest Corp. notes 8 7/8s, 2012		947,000	1,033,414
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	57,200
Rural Cellular Corp. 144A sr. sub. notes FRN 8.621s,
2013		145,000	148,625
West Corp. company guaranty 9 1/2s, 2014		95,000	98,088
			3,722,357

Consumer Cyclicals (2.1%)
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	130,000	133,575
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	121,000	118,580
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	238,256	233,491
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	427,000	450,485
Ford Motor Co. notes 7.45s, 2031	183,000	143,655
Ford Motor Credit Corp. notes 7 7/8s, 2010	175,000	171,067
Ford Motor Credit Corp. notes 7 3/8s, 2009	139,000	136,297
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	503,000	510,557
Ford Motor Credit Corp. sr. unsec. 9 3/4s, 2010	316,000	322,379
General Motors Corp. debs. 9.4s, 2021	65,000	61,750
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.36s, 2012	30,000	29,700
Hanesbrands, Inc. company guaranty FRN Ser. B, 8.784s,
2014	230,000	228,850
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	615,000	619,613
Jostens IH Corp. company guaranty 7 5/8s, 2012	454,000	461,945
Levi Strauss & Co. sr. notes 9 3/4s, 2015	502,000	527,100
Levi Strauss & Co. sr. notes 8 7/8s, 2016	205,000	211,150
Meritage Homes Corp. company guaranty 6 1/4s, 2015	261,000	205,864
Meritage Homes Corp. sr. notes 7s, 2014	32,000	25,600
Meritor Automotive, Inc. notes 6.8s, 2009	60,000	58,950
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	395,000	412,775
MGM Mirage, Inc. company guaranty 6s, 2009	881,000	874,393
NTK Holdings, Inc. sr. disc. notes zero %, 2014	87,000	53,505
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	390,000	393,900
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	251,000	254,138
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	240,000	227,100
Quebecor Media notes 7 3/4s, 2016 (Canada) (FWC)	60,000	57,600
Scientific Games Corp. company guaranty 6 1/4s, 2012	499,000	480,911
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	230,000	231,725
Standard Pacific Corp. sr. notes 7 3/4s, 2013	44,000	33,880
Station Casinos, Inc. sr. notes 6s, 2012	290,000	275,500
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	74,000	74,555
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	312,000	311,220
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	214,000	185,645
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	217,000	180,653
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	469,000	453,758
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	121,000	89,540
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	730,000	565,750
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	428,000	419,440
		10,226,596

Consumer Staples (1.8%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	445,000	453,900
AMC Entertainment, Inc. company guaranty 11s, 2016	208,000	221,520
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	171,000	162,878
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	79,400	4,149
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	205,000	200,900
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	15,000	14,025
CCH, LLC/Capital Corp. unsec. sr. notes 10 1/4s, 2010	64,000	65,440
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	338,000	342,225
CCH II, LLC/Capital Corp. unsec. sr. notes Ser. B,
10 1/4s, 2010	883,000	918,320
Church & Dwight Co., Inc. company guaranty 6s, 2012	349,000	335,913
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	370,000	349,650
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	394,000	379,225
Del Monte Corp. company guaranty 6 3/4s, 2015	250,000	240,000
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	470,000	477,050
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	526,000	499,043
Echostar DBS Corp. company guaranty 6 5/8s, 2014	1,637,000	1,645,185
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	89,000	79,655
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	137,000	144,878
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	103,000	72,100
Playtex Products, Inc. company guaranty 8s, 2011	380,000	399,950
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	302,000	305,020
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	342,000	354,825
Rental Services Corp. company guaranty 9 1/2s, 2014	194,000	185,270
Rite Aid Corp. company guaranty 9 3/8s, 2015	240,000	223,200
Rite Aid Corp. sec. notes 7 1/2s, 2017	230,000	216,488
United Rentals NA, Inc. sr. sub. notes 7s, 2014	208,000	212,160
Young Broadcasting, Inc. company guaranty 10s, 2011	177,000	163,283
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	61,000	51,240
		8,717,492

Energy (2.1%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	1,110,000	1,087,800
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	235,000	220,313
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	620,000	589,000

Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		903,000	927,833
Complete Production Services, Inc. company guaranty
8s, 2016		380,000	375,725
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		420,000	404,250
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		235,000	240,875
EXCO Resources, Inc. company guaranty 7 1/4s, 2011		350,000	348,250
Forest Oil Corp. sr. notes 8s, 2011		465,000	482,438
Gaz Capital for Gazprom 144A sr. unsec. 7.288s, 2037
(Luxembourg)		240,000	255,240
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		456,000	441,180
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		395,000	369,325
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Netherlands)		200,000	189,220
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)		400,000	384,000
Massey Energy Co. sr. notes 6 5/8s, 2010		225,000	219,938
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		294,000	288,855
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		555,000	538,350
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		324,218	335,050
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		290,000	297,372
Peabody Energy Corp. sr. notes 5 7/8s, 2016		620,000	606,050
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		220,000	232,100
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec
6s, 2022 (Trinidad)		650,000	653,686
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		60,000	58,800
Plains Exploration & Production Co. company guaranty
7s, 2017		60,000	56,100
Pride International, Inc. sr. notes 7 3/8s, 2014		675,000	691,875
			10,293,625

Financial (3.3%)
Banco Do Brasil 144A sr. unsec. 9 3/4s, 2017 (Cayman
Islands)		393,000	200,576
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 7.358s, 2012 (Cayman Islands)		1,087,000	1,076,184
Finova Group, Inc. notes 7 1/2s, 2009		314,396	61,307
General Motors Acceptance Corp. notes 7 3/4s, 2010		66,000	65,463
General Motors Acceptance Corp. notes 7s, 2012		70,000	66,532
General Motors Acceptance Corp. notes 6 7/8s, 2012		471,000	441,790
General Motors Acceptance Corp. notes 6 7/8s, 2011		70,000	66,616
General Motors Acceptance Corp. notes 6 3/4s, 2014		934,000	846,556
General Motors Acceptance Corp. notes FRN 7.821s, 2014		250,000	230,475
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		67,000	65,576
GMAC LLC unsub. notes 6 5/8s, 2012		510,000	477,281
Goldman Sachs Group, Inc (The) sub. notes 6 3/4s, 2037		215,000	216,082
HUB International Holdings, Inc. 144A sr. notes 9s,
2014		50,000	48,000
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		70,000	65,100
JPMorgan Chase & Co. 144A 0.195s, 2012	INR	14,000,000	372,490
Lehman Brothers Holdings, Inc. sr. unsec 6.2s, 2014		$885,000	888,505
Leucadia National Corp. sr. unsec. 8 1/8s, 2015		105,000	105,656
Leucadia National Corp. sr. unsec. 7 1/8s, 2017		184,000	175,260
Liberty Mutual Insurance 144A notes 7.697s, 2097		480,000	465,300
Morgan Stanley sr. unsec. bonds 5.182s, 2017	BRL	1,360,000	724,742
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		$308,000	321,916
Pemex Project Funding Master Trust company guaranty
9 1/2s, 2027		1,000,000	1,359,000
Pemex Project Funding Master Trust company guaranty
5 3/4s, 2015		2,788,000	2,789,712
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		270,000	259,200
Realogy Corp. 144A sr. notes 10 1/2s, 2014		510,000	434,775
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Luxembourg)		705,000	663,687
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)		1,040,000	1,041,560
USI Holdings Corp. 144A sr. notes FRN 9.433s, 2014		45,000	42,750
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)		695,000	680,336
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)		400,000	391,560
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		1,000,000	1,043,900
			15,687,887

Health Care (1.1%)
Community Health Systems, Inc. 144A sr. notes 8 7/8s,
2015		605,000	621,638
DaVita, Inc. company guaranty 6 5/8s, 2013		119,000	118,108
HCA, Inc. notes 6 3/8s, 2015		164,000	139,810
HCA, Inc. notes 5 3/4s, 2014		202,000	169,428
HCA, Inc. 144A sec. notes 9 1/4s, 2016		460,000	488,750
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)		400,000	427,000
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		630,000	584,325
Service Corporation International debs. 7 7/8s, 2013		63,000	64,973
Service Corporation International sr. notes 7s, 2017		127,000	124,778
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		542,000	527,095
Surgical Care Affiliates, Inc. 144A sr. notes 8 7/8s,

2015 (PIK)	75,000	71,250
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	75,000	72,000
Tenet Healthcare Corp. notes 7 3/8s, 2013	325,000	275,438
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	197,000	180,255
US Oncology, Inc. company guaranty 9s, 2012	395,000	397,963
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	372,000	360,840
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	260,000	282,750
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	153,000	154,913
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	135,000	134,663
		5,195,977

Technology (0.4%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	253,000	232,760
CHR Intermediate Holding Corp. 144A sr. notes 12.871s,
2013 (PIK)	130,000	132,275
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	125,000	121,875
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016 (S)	278,000	258,540
Freescale Semiconductor, Inc. sr. unsec. 9 1/8s, 2014
(PIK)	276,000	255,300
Freescale Semiconductor, Inc. sr. unsec. 8 7/8s, 2014	378,000	364,770
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	160,000	162,000
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	140,000	130,900
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	11,000	8,250
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	256,000	266,240
		1,932,910

Utilities & Power (1.3%)
AES Corp. (The) sr. notes 8 7/8s, 2011	48,000	50,160
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	350,000	366,625
CMS Energy Corp. sr. notes 7 3/4s, 2010	155,000	162,140
Colorado Interstate Gas Co. debs. 6.85s, 2037	290,000	286,766
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	78,000	76,715
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	109,000	112,815
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	122,000	125,050
Edison Mission Energy 144A sr. notes 7.2s, 2019	205,000	201,925
Edison Mission Energy 144A sr. notes 7s, 2017	140,000	137,900
El Paso Natural Gas Co. debs. 8 5/8s, 2022	160,000	185,781
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	395,000	385,125
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	1,450,000	1,437,313
NRG Energy, Inc. sr. notes 7 3/8s, 2016	170,000	170,425
Orion Power Holdings, Inc. sr. notes 12s, 2010	550,000	602,250
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	434,000	442,815
Teco Energy, Inc. notes 7.2s, 2011	150,000	156,491
Teco Energy, Inc. notes 7s, 2012	255,000	264,523
Teco Energy, Inc. sr. notes 6 3/4s, 2015	24,000	24,563
Tennessee Gas Pipeline Co. debs. 7s, 2028	65,000	66,163
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	127,000	137,022
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	350,000	370,563
Utilicorp United, Inc. sr. notes 9.95s, 2011	15,000	16,339
Williams Cos., Inc. (The) notes 7 5/8s, 2019	320,000	342,800
Williams Partners LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017	105,000	107,100
		6,229,369

Total corporate bonds and notes (cost $72,842,498)		$72,222,158

ASSET-BACKED SECURITIES (10.1%)(a)
	Principal
	amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
5.281s, 2036	$100,000	$95,662
Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)	45,788	22,894
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	326,000	332,834
Ser. 04-1A, Class E, 6.42s, 2039	175,000	171,346
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
5.291s, 2036	178,000	172,660
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.631s, 2036	43,000	9,484
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 5.321s, 2036	49,000	47,678
FRB Ser. 06-HE4, Class A5, 5.291s, 2036	129,000	123,831
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M10, 7.631s, 2036	124,000	18,600
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.196s, 2033	229,855	229,855
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.783s, 2011	270,000	269,578
Bear Stearns Asset Backed Securities Trust IFB Ser.
07-AC5, Class A6, IO, 1.419s, 2037	4,436,285	177,451
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.381s, 2034	223,000	167,250

FRB Ser. 06-PC1, Class M9, 6.881s, 2035		135,000	32,400
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.381s, 2036		216,000	51,840
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		403,572	277,393
Ser. 00-A, Class A2, 7.575s, 2030		109,893	77,132
Ser. 99-B, Class A4, 7.3s, 2016		532,923	344,128
Ser. 99-B, Class A3, 7.18s, 2015		777,945	490,348
FRB Ser. 00-A, Class A1, 5.913s, 2030		117,023	66,703
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.833s, 2010		110,000	110,067
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.631s, 2035		222,000	66,600
FRB Ser. 05-HE4, Class M12, 7.181s, 2035		333,000	66,600
FRB Ser. 05-OPT1, Class M1, 5.551s, 2035		46,000	43,678
IFB Ser. 07-6, Class 2A5, IO, 1.519s, 2037		1,428,309	56,418
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		542,590	501,409
Ser. 00-4, Class A6, 8.31s, 2032		2,655,992	2,197,002
Ser. 00-5, Class A7, 8.2s, 2032		154,000	137,500
Ser. 00-1, Class A5, 8.06s, 2031		751,329	603,763
Ser. 00-4, Class A5, 7.97s, 2032		160,688	139,091
Ser. 00-5, Class A6, 7.96s, 2032		493,000	453,347
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	11,812
FRB Ser. 02-1, Class M1A, 7.715s, 2033		1,609,000	1,530,425
Ser. 01-3, Class M2, 7.44s, 2033		51,569	2,836
FRB Ser. 01-4, Class M1, 7.415s, 2033		241,000	121,098
Ser. 01-4, Class A4, 7.36s, 2033		183,193	191,393
Ser. 00-6, Class A5, 7.27s, 2031		65,122	65,490
Ser. 01-1, Class A5, 6.99s, 2032		103,001	96,486
Ser. 01-3, Class A4, 6.91s, 2033		2,269,406	2,262,700
Ser. 02-1, Class A, 6.681s, 2033		957,852	977,813
Countrywide Asset Backed Certificates FRB Ser. 05-14,
Class 3A2, 5.371s, 2036		34,000	33,173
Countrywide Asset Backed NIM Certificates 144A Ser.
04-BC1N, Class Note, 5 1/2s, 2035		194	78
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.366s, 2046		2,884,626	97,356
Ser. 05-2, Class 2X, IO, zero %, 2035		2,846,408	60,486
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 0.621s, 2035		1,898,782	66,284
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		361,000	289,703
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		197,000	196,576
FHLMC Structured Pass Through Securities IFB Ser.
T-56, Class 2ASI, IO, 2.969s, 2043		660,765	57,610
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
8.094s, 2039		539,476	547,906
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 5.281s, 2036		154,000	146,637
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 5.461s, 2036		217,000	206,150
FRB Ser. 06-2, Class 2A3, 5.301s, 2036		309,000	299,730
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034		32,623	261
Ser. 04-3, Class A, 4 1/2s, 2034		753	11
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		502,000	499,481
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (United Kingdom)	GBP	878,500	1,817,190
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,225,000	1,736,940
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$673,275	702,680
Ser. 94-4, Class B2, 8.6s, 2019		297,289	234,785
Ser. 93-1, Class B, 8.45s, 2018		361,992	345,766
Ser. 99-5, Class A5, 7.86s, 2030		3,350,600	3,065,799
Ser. 96-8, Class M1, 7.85s, 2027		304,000	283,598
Ser. 95-8, Class B1, 7.3s, 2026		285,417	265,887
Ser. 95-4, Class B1, 7.3s, 2025		289,077	298,832
Ser. 97-6, Class M1, 7.21s, 2029		182,000	174,622
Ser. 95-F, Class B2, 7.1s, 2021		38,863	38,474
Ser. 99-3, Class A7, 6.74s, 2031		541,000	547,086
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		2,020,700	1,959,285
Ser. 99-5, Class M1A, 8.3s, 2026		119,000	110,027
Ser. 99-5, Class A4, 7.59s, 2028		53,451	54,629
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		298,512	298,261
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 5.281s, 2036		460,000	439,051
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 7.131s, 2030 (Cayman Islands)		289,000	257,066
FRB Ser. 05-1A, Class E, 6.931s, 2030 (Cayman Islands)		63,536	57,119
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)		139,128	94,607
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
5.461s, 2036		108,000	102,111
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 5.341s, 2037
(F)		1,222,336	1,191,807
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.136s, 2036 (Cayman
Islands)		660,000	645,769
FRB Ser. 02-1A, Class FFL, 7.886s, 2037 (Cayman
Islands)		1,135,000	1,059,863

Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 5.391s, 2036		103,000	94,966
FRB Ser. 06-1, Class 2A3, 5.321s, 2036		141,000	136,770
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.839s, 2039 (United Kingdom)	GBP	700,000	1,380,101
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.381s, 2032		$925,076	721,559
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		1,954	1,172
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 5.281s, 2036		54,000	52,076
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.933s, 2010		110,000	110,137
Merrill Lynch Mortgage Investors, Inc. 144A Ser.
04-FM1N, Class N1, 5s, 2035 (Cayman Islands) (In
default) (NON)		4,455	4,388
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		102,674	98,830
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.331s, 2034		181,000	108,600
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		16,331	16,280
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 7.129s, 2039 (Cayman Islands)		500,000	505,469
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		114,267	110,413
Ser. 04-B, Class C, 3.93s, 2012		50,141	48,119
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 5.291s, 2036		130,000	124,592
FRB Ser. 06-2, Class A2C, 5.281s, 2036		130,000	123,263
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		1,168,192	801,519
Ser. 99-D, Class A1, 7.84s, 2029		766,630	600,530
Ser. 00-A, Class A2, 7.765s, 2017		108,950	96,976
Ser. 95-B, Class B1, 7.55s, 2021		150,000	97,500
Ser. 00-D, Class A4, 7.4s, 2030		709,000	458,200
Ser. 02-B, Class A4, 7.09s, 2032		316,502	305,837
Ser. 99-B, Class A4, 6.99s, 2026		844,878	802,634
Ser. 01-D, Class A4, 6.93s, 2031		419,267	326,529
Ser. 01-E, Class A4, 6.81s, 2031		689,744	612,024
Ser. 01-C, Class A2, 5.92s, 2017		896,033	451,009
Ser. 02-C, Class A1, 5.41s, 2032		1,042,787	960,998
Ser. 01-E, Class A2, 5.05s, 2019		675,650	513,494
Ser. 02-A, Class A2, 5.01s, 2020		97,270	88,696
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		157,211	140,317
FRB Ser. 01-B, Class A2, 6.128s, 2018		59,167	54,070
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 12s, 2018 (Ireland)		627,000	532,950
FRB Ser. 05-A, Class E, 10.1s, 2012 (Ireland)		176,000	163,698
FRB Ser. 05-A, Class D, 7s, 2012 (Ireland)		175,000	168,875
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.631s, 2035		290,000	92,800
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.631s, 2034		111,000	61,050
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		5,093	4,838
Permanent Financing PLC
FRB Ser. 6, Class 3C, 7.576s, 2042 (United Kingdom)	GBP	686,000	1,393,467
FRB Ser. 3, Class 3C, 6.874s, 2042 (United Kingdom)		$280,000	274,708
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 5.321s, 2036		169,000	164,479
FRB Ser. 07-RZ1, Class A2, 5.291s, 2037		154,000	145,483
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 7.881s, 2035		288,000	60,480
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.559s, 2037		3,618,047	219,490
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 7.01s, 2038 (United Kingdom)	GBP	100,000	200,430
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$17,898	18,034
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)		14,931	45
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)
(In default) (NON)		59,661	1,790
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)
(In default) (NON)		42,232	4
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands) (In
default) (NON)		10,568	211
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		6,190	25
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		8,174	8
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		2,820	48
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		17,748	71
Sasco Net Interest Margin Trust 144A Ser. 03-BC1,
Class B, zero %, 2033 (Cayman Islands) (In default)
(NON)		233,642	23
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 5.271s, 2037		144,000	139,680
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 5.341s, 2036		219,000	205,181

Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 5.301s, 2036	104,000	101,010
FRB Ser. 06-3, Class A3, 5.291s, 2036	461,000	445,262
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.631s, 2036	284,000	42,600
South Coast Funding 144A FRB Ser. 3A, Class A2, 6.58s,
2038 (Cayman Islands)	120,000	78,000
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 5.391s, 2036	104,000	96,459
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.631s, 2035	319,000	31,900
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015	1,327,674	1,306,099
Structured Asset Securities Corp.
Ser. 07-4, Class 1A4, IO, 1s, 2037	3,554,459	112,292
IFB Ser. 07-4, Class 1A3, IO, 1.121s, 2037	3,554,459	163,199
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 0.303s, 2037	4,345,825	140,255
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	395,000	337,563
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)	351,000	300,639
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.26s, 2044 (United Kingdom)	421,087	413,381

Total asset-backed securities (cost $50,094,017)		$48,460,886

SENIOR LOANS (7.2%)(a)(c)
	Principal
	amount	Value

Basic Materials (0.7%)
Aleris International, Inc. bank term loan FRN Ser. B,
7.565s, 2013	$199,499	$189,923
Celanese Corp. bank term loan FRN Ser. B, 7.11s, 2014	249,375	244,271
Domtar Corp. bank term loan FRN 7.185s, 2014 (Canada)	295,000	287,109
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.424s, 2013	589,500	576,633
Georgia-Pacific Corp. bank term loan FRN Ser. B2,
7.402s, 2012	199,000	194,656
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C, 7 5/8s, 2013	15,000	14,756
Innophos, Inc. bank term loan FRN 7.38s, 2010	126,794	124,892
Lyondell Chemical Co. bank term loan FRN Ser. B,
6.63s, 2013	99,000	98,273
Momentive Performance Materials, Inc. bank term loan
FRN 7.813s, 2013	148,875	145,184
Novelis, Inc. bank term loan FRN Ser. B, 7.2s, 2014	171,445	166,230
Novelis, Inc. bank term loan FRN Ser. B, 7.2s, 2014	377,180	365,707
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 6.858s, 2012	876,279	851,086
		3,258,720

Capital Goods (0.2%)
Berry Plastics Holding Corp. bank term loan FRN 7.36s,
2015	99,500	96,995
Graham Packaging Co., LP bank term loan FRN 7.732s,
2011	99,500	97,883
Hexcel Corp. bank term loan FRN Ser. B, 7.193s, 2012	216,121	209,637
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 7.108s, 2014	263,675	258,402
Polypore, Inc. bank term loan FRN Ser. B, 7.38s, 2014	75,000	72,188
Terex Corp. bank term loan FRN Ser. D, 6.948s, 2013	49,375	48,881
Transdigm, Inc. bank term loan FRN 7.2s, 2013	150,000	146,750
		930,736

Communication Services (0.4%)
American Cellular Corp. bank term loan FRN 7.36s, 2014	124,688	123,856
Consolidated Communications Holdings, Inc. bank term
loan FRN Ser. D, 6.948s, 2011	107,615	106,337
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 7.45s, 2014	428,925	414,896
Intelsat, Ltd. bank term loan FRN Ser. B, 7.36s, 2013
(Bermuda)	397,000	392,137
MetroPCS Wireless, Inc. bank term loan FRN 7.579s, 2013	148,500	145,827
PanAmSat Corp. bank term loan FRN Ser. B, 7.36s, 2013	446,625	440,484
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
7.13s, 2013	114,138	111,969
		1,735,506

Consumer Cyclicals (1.6%)
Adesa, Inc. bank term loan FRN 7.45s, 2013	399,000	383,895
CCM Merger, Inc. bank term loan FRN Ser. B, 7.417s,
2012	67,831	65,711
Cenveo, Inc. bank term loan FRN 6.988s, 2014	178,201	173,078
Cenveo, Inc. bank term loan FRN 6.988s, 2014	5,938	5,767
Claire's Stores, Inc. bank term loan FRN 7.948s, 2014	433,913	404,623
Coinmach Corp. bank term loan FRN Ser. B-1, 8.043s,
2012	148,941	148,196
Dex Media West, LLC bank term loan FRN Ser. B1,
7.041s, 2010	294,215	291,181
GateHouse Media, Inc. bank term loan FRN 7.51s, 2014	440,598	403,147

GateHouse Media, Inc. bank term loan FRN 7.372s, 2014	164,402	150,428
GateHouse Media, Inc. bank term loan FRN Ser. B,
7.72s, 2014	160,000	146,400
Golden Nugget, Inc. bank term loan FRN Ser. B, 7.46s,
2014	73,182	71,078
Golden Nugget, Inc. bank term loan FRN Ser. DD,
7 1/2s, 2014 (U)	41,818	40,616
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.1s, 2010	1,175,000	1,136,568
Isle of Capri Casinos, Inc. bank term loan FRN 6.886s,
2014	152,941	146,671
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
7.11s, 2014 (U)	45,882	44,001
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
6.886s, 2014	61,024	58,522
Lear Corp bank term loan FRN 7.789s, 2013	415,000	404,567
Michaels Stores, Inc. bank term loan FRN Ser. B,
7.638s, 2013	239,397	231,856
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.448s, 2013	338,564	332,911
R.H. Donnelley, Inc. bank term loan FRN 7.032s, 2011	527,527	520,859
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
7.045s, 2011	278,894	274,501
Reader's Digest Association, Inc. (The) bank term loan
FRN 7.347s, 2014	297,754	281,377
Standard-Pacific Corp. bank term loan FRN Ser. B,
7.02s, 2013	67,500	62,128
Sun Media Corp. bank term loan FRN Ser. B, 7.108s,
2009 (Canada)	136,690	133,956
Tribune Co. bank term loan FRN Ser. B, 8.359s, 2014	703,238	637,797
Trump Hotel & Casino Resort, Inc. bank term loan FRN
7.862s, 2012	122,500	120,356
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.9s, 2012	122,500	120,356
TRW Automotive, Inc. bank term loan FRN Ser. B,
6 7/8s, 2014	135,000	133,385
United Components, Inc. bank term loan FRN Ser. D,
7.8s, 2012	375,000	365,625
Visant Holding Corp. bank term loan FRN Ser. C,
7.198s, 2010	227,564	225,288
		7,514,844

Consumer Staples (2.1%)
Affinion Group, Inc. bank term loan FRN Ser. B,
7.987s, 2013	638,206	623,315
Cablevision Systems Corp. bank term loan FRN 7.569s,
2013	790,000	778,216
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.377s, 2013	523,064	501,946
Charter Communications, Inc. bank term loan FRN 7.85s,
2014	150,000	143,250
Charter Communications, Inc. bank term loan FRN 7.36s,
2014	1,460,446	1,408,679
Cinemark, Inc. bank term loan FRN 7.271s, 2013	216,502	210,337
Citadel Communications bank term loan FRN Ser. B,
6.794s, 2014	315,000	299,742
Dean Foods Co. bank term loan FRN Ser. B, 6.7s, 2014	547,250	533,090
Gray Television, Inc. bank term loan FRN Ser. B,
6.86s, 2014	150,000	144,000
Idearc, Inc. bank term loan FRN Ser. B, 7.2s, 2014	815,000	801,841
Insight Midwest, LP bank term loan FRN 7.35s, 2014	143,075	140,012
Jarden Corp. bank term loan FRN Ser. B1, 6.948s, 2012	198,977	193,101
Jarden Corp. bank term loan FRN Ser. B2, 6.948s, 2012	99,491	96,553
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.32s, 2015	586,826	563,562
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 7.16s, 2015	89,550	86,192
MGM Studios, Inc. bank term loan FRN Ser. B, 8.61s,
2011	691,250	660,536
National Cinimedia, Inc. bank term loan FRN 7.46s, 2015	185,000	176,993
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 7.948s, 2014	603,488	579,977
Rental Service Corp. bank term loan FRN 8.872s, 2013	165,000	160,050
Six Flags Theme Parks bank term loan FRN 7 3/4s, 2015	478,800	456,581
Spanish Broadcasting Systems, Inc. bank term loan FRN
6.95s, 2012	337,218	319,725
Spectrum Brands, Inc. bank term loan FRN 5.515s, 2013	14,286	14,018
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
9.371s, 2013	285,714	279,643
Universal City Development Partners bank term loan FRN
Ser. B, 7.419s, 2011	462,727	450,002
Univision Communications, Inc. bank term loan FRN Ser.
B, 7.61s, 2014	380,537	361,510
Univision Communications, Inc. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (U)	24,463	23,240
Warner Music Group bank term loan FRN Ser. B, 7.484s,
2011	141,488	137,833
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7 7/8s, 2012	208,031	193,469
		10,337,413

Energy (0.5%)

Hercules Offshore, Inc. bank term loan FRN Ser. B,
7.11s, 2013	50,000	49,063
Key Energy Services, Inc. bank term loan FRN 8s, 2010	50,000	49,750
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.773s, 2012	633,476	630,308
Meg Energy Corp. bank term loan FRN 7.2s, 2013 (Canada)	73,875	71,807
Meg Energy Corp. bank term loan FRN Ser. DD, 6 1/2s,
2013 (Canada) (U)	75,000	72,188
Niska Gas Storage bank term loan FRN 7.323s, 2013	35,965	35,335
Niska Gas Storage bank term loan FRN 7.11s, 2013
(Canada)	221,663	217,599
Niska Gas Storage bank term loan FRN 7.07s, 2013	41,025	40,273
Niska Gas Storage bank term loan FRN Ser. DD, 7.325s,
2013	24,363	23,915
Petroleum Geo-Services ASA bank term loan FRN 6.95s,
2015 (Norway)	109,725	107,119
Targa Resources, Inc. bank term loan FRN 7.537s, 2012	470,242	464,129
Targa Resources, Inc. bank term loan FRN 5.043s, 2012	115,161	113,664
Western Refining, Inc. bank term loan FRN Ser. B,
6.879s, 2014	510,714	500,500
		2,375,650

Financial (0.2%)
Hub International, Ltd. bank term loan FRN Ser. B,
8.203s, 2014	106,209	103,620
Hub International, Ltd. bank term loan FRN Ser. DD,
6.885s, 2014 (U)	23,772	23,193
Landsource, Inc. bank term loan FRN 8.252s, 2013	80,000	70,357
Realogy Corp. bank term loan FRN 5.32s, 2013	161,212	150,653
Realogy Corp. bank term loan FRN Ser. B, 8.36s, 2013	597,291	558,168
		905,991

Health Care (0.7%)
Carestream Health, Inc. bank term loan FRN 7.275s, 2013	288,000	276,480
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.756s, 2014	445,611	437,144
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (U)	29,722	29,158
Concentra, Inc. bank term loan FRN Ser. B, 7.61s, 2014	175,000	168,875
Davita, Inc. bank term loan FRN Ser. B, 6.845s, 2012	200,000	195,932
Health Management Associates, Inc. bank term loan FRN
6.947s, 2014	872,615	828,030
Healthsouth Corp. bank term loan FRN Ser. B, 7.859s,
2013	505,753	490,454
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 10.606s, 2014	250,000	236,250
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.22s, 2014	12,719	12,099
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 7.36s, 2014	139,238	132,450
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 7.703s, 2014 (U)	47,695	45,370
LifePoint, Inc. bank term loan FRN Ser. B, 7.165s, 2012	158,330	154,042
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
7.129s, 2012	130,000	126,588
Surgical Care Affiliates, Inc. bank term loan FRN Ser.
B, 7.448s, 2015	140,000	133,000
		3,265,872

Technology (0.3%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 7.378s, 2013	135,000	128,588
AMI Semiconductor, Inc. bank term loan FRN 6.629s, 2012	448,564	432,865
Compucom Systems, Inc. bank term loan FRN 8.86s, 2014	165,000	160,050
First Data Corp. bank term loan FRN Ser. B1, 8.11s,
2014	155,000	148,638
First Data Corp. bank term loan FRN Ser. B3, 8.11s,
2014	155,000	149,381
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.61s, 2013	28,571	28,357
Sabre Holdings Corp. bank term loan FRN 7.608s, 2014	194,362	184,546
SunGard Data Systems, Inc. bank term loan FRN 7.356s,
2014	447,750	439,355
Travelport bank term loan FRN 7.698s, 2013	4,550	4,429
Travelport bank term loan FRN Ser. B, 7.448s, 2013	22,678	22,073
		1,698,282

Transportation (0.2%)
Delta Airlines, Inc. bank term loan FRN 7.36s, 2012	47,250	45,744
Navistar International Corp. bank term loan FRN 8.61s,
2012	240,000	234,750
United Airlines Corp. bank term loan FRN Ser. B,
7.063s, 2014	597,000	565,098
		845,592

Utilities & Power (0.3%)
Dynegy, Inc. bank term loan FRN 6.629s, 2013	565,000	539,575
Mirant North America, LLC. bank term loan FRN 7.32s,
2013	44,087	43,253
NRG Energy, Inc. bank term loan FRN 8s, 2014 (U)	135,000	132,075
NRG Energy, Inc. bank term loan FRN 7.11s, 2014	162,527	159,226

NRG Energy, Inc. bank term loan FRN 7.11s, 2014			390,510	382,578
Reliant Energy, Inc. bank term loan FRN 5.59s, 2014			335,000	322,438
				1,579,145

Total senior loans (cost $35,565,736)				$34,447,751

PURCHASED OPTIONS OUTSTANDING (2.0%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 1.03% versus
the six-month JPY-LIBOR-BBA maturing on
January 26, 2009.	Jan-08/1.03	JPY	5,138,000,000	$88,682
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.0625% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 25, 2011.	Mar-09/4.063	EUR	6,500,000	91,914
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.16% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2014.	Mar-12/4.16	EUR	4,540,000	82,985
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.0625% versus the six month EUR-EURIBOR-Telerate
maturing March 25, 2011.	Mar-09/4.063	EUR	6,500,000	24,022
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.16% versus the six month EUR-EURIBOR-Telerate
maturing March 26, 2014.	Mar-12/4.16	EUR	4,540,000	28,633
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.5943% versus the six month EUR-EURIBOR-Telerate
maturing on May 18, 2019.	May-09/4.594	EUR	3,800,000	163,588
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		$18,205,000	445,294
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16		1,272,000	31,762
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 4.5943% versus the six month EUR-EURIBOR-Telerate
maturing on May 18, 2019.	May-09/4.594	EUR	3,800,000	85,400
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		$18,205,000	379,392
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.16% versus the three month USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/5.16		1,272,000	24,092
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215		39,357,000	934,729
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22		18,205,000	428,546
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235		13,192,000	298,139
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08/5.39		23,499,000	257,314
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 23, 2008.	May-08/5.45		22,813,000	366,377
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215		39,357,000	844,208
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22		18,205,000	393,592
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235		13,192,000	289,828
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.39% versus the three month USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/5.39		23,499,000	574,551
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 23, 2008.	May-08/5.45		22,813,000	711,537

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.20		19,678,000	478,963
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.21		7,871,000	188,510
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan-08/5.348		49,052,000	622,960
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.20		19,678,000	411,664
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.21		7,871,000	167,416
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08/5.348		49,052,000	1,114,461

Total purchased options outstanding (cost $8,936,394)				$9,528,559

COMMON STOCKS (--%)(a)
			Shares	Value

Bohai Bay Litigation, LLC (Units) (F)			842	$11,914
Contifinancial Corp. Liquidating Trust Units (F)			2,490,242	249
VFB LLC (acquired various dates from 6/22/99 to
12/8/03, cost $535,954) (F)(RES)(NON)			815,601	16,872
XCL Warranty Escrow (F)			842	120,187

Total common stocks (cost $1,758,108)				$149,222

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $92,973)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			2,026	$80,027

WARRANTS (--%)(a)(NON)
	Expiration	Strike
	date	Price	Warrants	Value

Dayton Superior Corp. 144A (F)	6/15/09	$0.01	890	$9,373
MDP Acquisitions PLC 144A (Ireland)	10/1/13	EUR 0.001	422	11,816

Total warrants (cost $32,807)				$21,189

SHORT-TERM INVESTMENTS (2.3%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			5,409,920	$5,409,920
Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)			$1,705,130	1,702,385
U.S. Treasury Bills for an effective yield of 3.891%,
March 27, 2008 (SEG)			4,001,000	3,924,025

Total short-term investments (cost $11,036,330)				$11,036,330

TOTAL INVESTMENTS

Total investments (cost $476,992,588) (b)				$487,828,434

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/07 (aggregate face value $74,734,162) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$22,362,930	$20,941,001	10/17/07	$1,421,929
British Pound	4,263,709	4,205,556	12/19/07	58,153
Canadian Dollar	3,594,233	3,549,802	10/17/07	44,431
Danish Krone	339,477	328,336	12/19/07	11,141
Euro	9,822,632	9,624,527	12/19/07	198,105
Indian Rupee	1,339,918	1,315,879	11/21/07	24,039
Indonesian Rupiah	1,185,565	1,159,655	11/21/07	25,910
Japanese Yen	563,064	563,307	11/21/07	(243)
Malaysian Ringgit	1,291,663	1,277,388	11/21/07	14,275
Mexican Peso	2,402,361	2,424,542	10/17/07	(22,181)
Norwegian Krone	24,286,687	22,857,278	12/19/07	1,429,409
Polish Zloty	2,840,076	2,709,876	12/19/07	130,200
Swiss Franc	3,863,234	3,766,450	12/19/07	96,784
Taiwan Dollar	10,659	10,565	11/21/07	94

Total				$3,432,046

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/07 (aggregate face value $134,956,935) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$670,285	$615,495	10/17/07	$(54,790)
British Pound	17,791,187	17,528,895	12/19/07	(262,292)
Canadian Dollar	18,169,811	17,202,669	10/17/07	(967,142)
Euro	43,375,099	41,675,531	12/19/07	(1,699,568)
Hungarian Forint	2,675,421	2,527,963	12/19/07	(147,458)
Japanese Yen	22,269,049	21,995,532	11/21/07	(273,517)
Norwegian Krone	1,964,550	1,823,150	12/19/07	(141,400)
South African Rand	2,458,403	2,355,910	10/17/07	(102,493)
Swedish Krona	20,377,609	19,407,178	12/19/07	(970,431)
Swiss Franc	10,086,105	9,824,612	12/19/07	(261,493)

Total				$(4,880,584)

FUTURES CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	8	$905,416	Dec-07	$3,236
Euro-Bobl 5 yr (Short)	38	5,838,647	Dec-07	8,305
Euro-Bund 10 yr (Short)	82	13,184,214	Dec-07	28,037
Euro-Dollar 90 day (Long)	595	141,900,063	Sep-09	236,045
Euro-Dollar 90 day (Short)	1,001	239,301,563	Jun-08	(755,942)
Euro-Dollar 90 day (Short)	595	142,338,875	Sep-08	(489,343)
Euro-Euribor Interest Rate 90 day (Long)	296	100,728,153	Dec-07	(213,395)
Euro-Euribor Interest Rate 90 day (Long)	399	136,134,661	Mar-08	(151,902)
Euro-Euribor Interest Rate 90 day (Short)	695	237,411,903	Sep-08	(42,862)
Euro-Schatz 2 yr (Long)	630	92,915,162	Dec-07	(2,610)
Japanese Government Bond 10 yr (Long)	46	54,107,741	Dec-07	(152,551)
Sterling Interest Rate 90 day (Long)	183	43,958,199	Dec-07	46,383
U.K. Gilt 10 yr (Short)	21	4,592,987	Dec-07	(10,363)
U.S. Treasury Bond 20 yr (Long)	395	43,980,781	Dec-07	(367,019)
U.S. Treasury Note 10 yr (Short)	1,009	110,264,781	Dec-07	78,853
U.S. Treasury Note 5 yr (Short)	1,381	147,810,156	Dec-07	(521,284)
U.S. Treasury Note 2 yr (Short)	665	137,686,172	Dec-07	(332,965)

Total				$(2,639,377)

WRITTEN OPTIONS OUTSTANDING at 9/30/07 (premiums received $3,854,235) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	950,000	Mar-17/4.56	$28,046
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 28, 2022.	EUR	1,060,000	Mar-12/4.40	24,291
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	950,000	Mar-17/4.56	69,377
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2022.	EUR	1,060,000	Mar-12/4.40	81,767
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		$19,678,500	May-12/5.51	785,609
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		19,678,500	May-12/5.51	1,015,804
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		3,935,500	May-12/5.52	159,439
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		9,839,000	May-12/5.515	397,220
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		3,935,500	May-12/5.52	201,773
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		9,839,000	May-12/5.515	504,062
Option on an interest rate swap with Merrill Lynch Capital Services, Inc. for the obligation to pay a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.		23,186,000	Jul-08/5.83	1,171,821
Option on an interest rate swap with Merrill Lynch Capital Services, Inc. for the obligation to receive a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.		23,186,000	Jul-08/5.83	202,182

Total				$4,641,391

TBA SALE COMMITMENTS OUTSTANDING at 9/30/07 (proceeds receivable $14,701,767) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, October 1, 2037	$1,000,000	10/11/07	$1,018,125
FNMA, 5 1/2s, October 1, 2037	469,000	10/11/07	459,620
FNMA, 5s, October 1, 2037	11,200,000	10/11/07	10,689,000
FNMA, 4 1/2s, October 1, 2022	2,600,000	10/16/07	2,506,156

Total			$14,672,901

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$40,786,000		9/24/09	3 month USD-LIBOR-BBA	4.7375%	$60,695

	13,700,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	317,561

	1,800,000		1/27/14	4.35%	3 month USD-LIBOR-BBA	65,667

	400,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	(15,159)

Citibank, N.A.
JPY	812,000,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(69,465)

	$15,860,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(231,274)

	10,850,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	(67,891)

Citibank, N.A., London
GBP	2,000,000		8/3/17	6 month GBP-LIBOR-BBA	5.749%	89,930

GBP	2,000,000		8/2/17	6 month GBP-LIBOR-BBA	5.79833%	105,412

AUD	49,930,000		6/18/09	6.79%	3 month AUD-BBR-BBSW	112,288

AUD	12,910,000		6/19/17	6.8095%	6 month AUD-BBR-BBSW	(11,832)

AUD	44,460,000		6/18/12	6 month AUD-BBR-BBSW	6.915%	(43,694)

JPY	960,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	47,517

JPY	9,439,464,000		4/3/08	1.165%	6 month JPY-LIBOR-BBA	(267,535)

EUR	5,800,000		8/28/17	4.649%	6 month EUR-EURIBOR-Reuters	33,878

EUR	24,360,000		8/28/09	6 month EUR-EURIBOR-Reuters	4.535%	(13,388)

NZD	11,120,000		9/22/09	7.915%	3 month NZD-BBR-FRA	7,066

AUD	8,860,000	(E)	7/23/18	6.845%	6 month AUD-BBR-BBSW	(41,458)

AUD	35,500,000	(E)	7/23/10	3 month AUD-BBR-BBSW	6.92%	(21,194)

EUR	10,700,000		8/2/17	6 month EUR-EURIBOR-
				Telerate	4.7476%	85,521

Credit Suisse First Boston International
	$4,835,700		7/9/14	4.945%	3 month USD-LIBOR-BBA	25,789

Credit Suisse International
GBP	2,220,000		8/28/37	5.00%	6 month GBP-LIBOR-BBA	(31,779)

GBP	18,020,000		8/28/09	6 month GBP-LIBOR-BBA	6.145%	249,197

GBP	4,457,000	(F)	12/20/09	6 month GBP-LIBOR-BBA	5.695%	9,981

	$496,000		8/29/12	5.04556%	3 month USD-LIBOR-BBA	(3,382)

EUR	20,540,000		7/4/15	3.93163%	6 month
					EUR-EURIBOR-Telerate	1,273,693

GBP	1,066,000		4/3/36	2,685,500 GBP at maturity	6 month GBP-LIBOR-BBA	337,221

Deutsche Bank AG
ZAR	8,620,000		7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(19,124)

Goldman Sachs International
	$21,423,400		9/21/17	5.149%	3 month USD-LIBOR-BBA	86,863

	76,832,600		9/21/09	3 month USD-LIBOR-BBA	4.60%	(92,743)

	894,000		9/14/17	5.0625%	3 month USD-LIBOR-BBA	10,686

	1,832,000		9/14/14	4.906%	3 month USD-LIBOR-BBA	15,584

GBP	13,370,000		6/13/09	6 month GBP-LIBOR-BBA	6.24125%	260,998

	$4,200,000		7/25/09	5.327%	3 month USD-LIBOR-BBA	(47,005)

GBP	2,700,000		6/13/37	5.1875%	6 month GBP-LIBOR-BBA	(194,423)

	$40,090,500		9/19/09	3 month USD-LIBOR-BBA	4.763%	38,159

AUD	4,430,000	(E)	7/23/19	6.84%	6 month AUD-BBR-BBSW	(33,956)

AUD	4,430,000	(E)	7/20/19	6.79%	6 month AUD-BBR-BBSW	(21,424)

JPY	549,700,000		6/10/16	1.953%	6 month JPY-LIBOR-BBA	(104,132)

AUD	17,750,000	(E)	7/23/11	3 month AUD-BBR-BBSW	6.994%	10,391

AUD	17,750,000	(E)	7/20/11	3 month AUD-BBR-BBSW	6.954%	(30)

	$53,800,000	(E)	3/10/10	4.779%	3 month USD-LIBOR-BBA	(231,878)

	59,200,000	(E)	3/8/12	3 month USD-LIBOR-BBA	4.99%	(59,792)

JPMorgan Chase Bank, N.A.
	4,100,000		8/13/12	3 month USD-LIBOR-BBA	5.2%	55,421

	2,959,000		8/29/17	5.2925%	3 month USD-LIBOR-BBA	(24,612)

	1,127,000		8/29/17	5.263%	3 month USD-LIBOR-BBA	(4,915)

	14,538,000		9/11/27	5.27%	3 month USD-LIBOR-BBA	288,765

	700,000		7/25/17	3 month USD-LIBOR-BBA	5.652%	24,799

	1,364,000		9/27/17	5.2335%	3 month USD-LIBOR-BBA	(3,415)

	21,423,400		9/21/17	5.15%	3 month USD-LIBOR-BBA	85,357

	76,832,600		9/21/09	3 month USD-LIBOR-BBA	4.6125%	(74,805)

	5,000,000		5/10/35	5.062%	3 month USD-LIBOR-BBA	214,275

	8,600,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	226,712

	50,460,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	772,006

	16,339,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(797,929)

	15,400,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	59,016

JPY	3,880,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(795,108)

	$6,920,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	(127,810)

	23,000,000		3/6/16	3 month USD-LIBOR-BBA	5.176%	55,934

	111,794,000		4/27/09	5.034%	3 month USD-LIBOR-BBA	(1,899,119)

	11,000,000		5/10/15	3 month USD-LIBOR-BBA	4.687%	(150,411)

	4,970,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	(80,657)

Lehman Brothers Special Financing, Inc.
EUR	5,800,000		10/1/17	4.375%	6 month
					EUR-EURIBOR-Telerate	(27,118)

EUR	24,360,000		10/1/09	6 month EUR-EURIBOR-
				Telerate	4.565%	26,307

	$87,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(2,618)

	9,049,000		8/3/11	3 month USD-LIBOR-BBA	5.445%	208,750

	223,000		10/23/16	5.325%	3 month USD-LIBOR-BBA	(5,617)

	223,000		10/23/16	3 month USD-LIBOR-BBA	5.3275%	5,660

	554,000		10/23/08	3 month USD-LIBOR-BBA	5.26%	9,564

	554,000		10/23/08	5.255%	3 month USD-LIBOR-BBA	(9,524)

	25,107,000		3/15/09	4.9298%	3 month USD-LIBOR-BBA	(53,545)

	2,284,000		9/11/17	5.0525%	3 month USD-LIBOR-BBA	29,175

	63,445,000		8/31/09	3 month USD-LIBOR-BBA	4.89%	204,242

	21,423,400		9/24/17	5.285%	3 month USD-LIBOR-BBA	(139,993)

	63,445,000		9/4/09	3 month USD-LIBOR-BBA	4.836%	125,054

	13,401,000		9/4/27	5.4475%	3 month USD-LIBOR-BBA	(30,148)

	68,824,000		9/11/09	3 month USD-LIBOR-BBA	4.6525%	(112,585)

	13,401,000		8/31/27	5.4925%	3 month USD-LIBOR-BBA	(108,522)

	54,156,000		6/12/17	3 month USD-LIBOR-BBA	5.717%	2,912,544

	26,727,000		9/19/09	3 month USD-LIBOR-BBA	4.755%	21,359

	76,832,600		9/24/09	3 month USD-LIBOR-BBA	4.695%	52,236

JPY	1,700,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	12,511

	$38,817,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	157,853

GBP	990,000		3/15/36	2,396,625 GBP at maturity	6 month GBP-LIBOR-BBA	374,551

	$32,862,000		6/14/17	3 month USD-LIBOR-BBA	5.8725%	2,166,632

EUR	3,440,000		8/1/17	6 month EUR-EURIBOR-
				Telerate	4.719%	16,695

JPY	991,400,000		6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(60,749)

Merrill Lynch Capital Services, Inc.
JPY	549,700,000		6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(121,609)

Merrill Lynch Derivative Products AG
JPY	274,800,000		6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(62,009)

Morgan Stanley Capital Services, Inc.
	$416,000		8/29/17	5.26021%	3 month USD-LIBOR-BBA	(1,722)

GBP	13,300,000		7/9/09	6 month GBP-LIBOR-BBA	6.305%	284,088

GBP	1,600,000	(F)	7/9/37	5.28375%	6 month GBP-LIBOR-BBA	(153,656)

Total						$5,162,849

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$4,420,000		5/2/08	10 bp plus	Banc of America	$(46,517)
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
	4,160,000	(F)	5/2/08	12.5 bp plus	Banc of America	(20,738)
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	21,000,000	(F)	10/1/07	(7.5 bp plus	The spread	409,451
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	31,120,000	(F)	10/31/07	10 bp plus	Banc of America	(176,622)
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Credit Suisse International
GBP	1,066,000		4/3/36	1,615,391 GBP at	GBP Non-revised	(174,933)
				maturity	Retail Price
Index

GBP	3,320,000		9/25/12	561,297.25 GBP	GBP Non-revised	(14,135)
				at maturity	Retail Price
Index

Deutsche Bank AG
	$5,627,000	(F)	2/1/08	(75 bp minus	The spread	(80,039)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	5,627,000	(F)	2/1/08	30 bp plus	The spread	107,937
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	34,085,000	(F)	2/1/08	30 bp plus	The spread	286,450
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
GBP	3,320,000		9/20/12	3.170%	GBP Non-revised	(7,470)
UK Retail Price
Index excluding
tobacco

GBP	3,320,000		9/13/12	3.110%	GBP Non-revised	(25,031)
UK Retail Price
Index excluding
tobacco

	$2,110,000		5/1/08	10 bp plus	Banc of America	--
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index

multiplied by
the modified
duration factor

	2,110,000		5/2/08	10 bp plus	Banc of America	19,473
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	30,300,000	(F)	2/1/08	125 bp plus	The spread	439,374
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

EUR	16,470,000		7/16/12	2.1675%	French Consumer	80,040
Price Index
excluding tobacco

EUR	16,470,000		7/16/12	(2.24%)	Eurostat	(18,042)
Eurozone HICP
excluding tobacco

	$10,370,000		1/1/08	(10 bp plus	The spread	186,472
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	988,000		9/15/11	678 bp (1 month	Ford Credit Auto	20,141
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

EUR	1,928,000		6/12/37	(2.4775%)	Eurostat	(9,616)
Eurozone HICP
excluding tobacco

JPMorgan Chase Bank, N.A.
	$4,239,000	(F)	3/1/08	(115 bp minus	The spread	(66,841)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	1,652,000		2/1/08	(50 bp minus	The spread	(11,894)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	1,652,000		2/1/08	25 bp plus	The spread	21,476
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	6,218,000		10/1/07	17.5 bp plus	The spread	(124,360)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	6,650,700	(F)	8/1/08	17.5 bp minus	The spread	56,155
				change in spread	return of Lehman
				of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor

EUR	13,960,000		7/25/13	2.1800%	French Consumer	39,839
Price Index
excluding tobacco

EUR	13,960,000		7/25/13	(2.23%)	Eurostat	--
Eurozone HICP

excluding tobacco

Lehman Brothers Special Financing, Inc.
$3,621,000	(F)	3/1/08	(2.5 bp plus	The spread	(37,790)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

14,150,000	(F)	3/1/08	70 bp minus	The spread	213,311
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

6,475,000	(F)	2/1/08	(45 bp minus	The spread	(101,404)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

11,184,000	(F)	2/1/08	57.5 bp plus	The spread	149,365
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

324,000	(F)	1/1/08	(5 bp plus	The spread	6,338
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

10,370,000	(F)	1/1/08	(Beginning	The spread	145,419
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

10,370,000	(F)	1/1/08	(10 bp plus	The spread	139,912
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

13,801,000	(F)	10/1/07	10 bp plus	The spread	(268,429)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

3,179,000	(F)	3/1/08	(120 bp minus	The spread	(42,415)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

6,475,000	(F)	2/1/08	30 bp plus	The spread	119,777
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

5,625,000	(F)	2/1/08	50 bp minus	The spread	91,596
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

GBP	990,000	3/15/36	1,498,412 GBP at	GBP Non-revised	(174,533)
			maturity	Retail Price
Index

Morgan Stanley Capital Services, Inc.
	$16,330,000	10/31/07	10 bp plus	Banc of America	(146,687)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	86,620,000	1/31/08	25 bp minus	The spread	(1,295,506)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

	26,086,000	1/31/08	110 bp minus	The spread	229,612
			change in spread	return of Lehman
			of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

	4,802,000	1/31/08	80 bp minus	Banc of America	65,659
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	4,802,000	1/31/08	70 bp minus	The spread	51,422
			change in spread	return of Lehman
			of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Total					$36,217

(F) Is valued at fair value following procedures approved by the Trustees.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$96	$140,000	10/12/52	(134 bp)	$10,755

DJ CDX NA HY Series 8
Index	28,271	6,462,000	6/20/12	(275 bp)	194,795

DJ CDX NA HY Series 8
Index	13,500	3,600,000	6/20/12	(275 bp)	106,271

Ford Motor Co., 7.45%,
7/16/31	--	340,000	3/20/12	(525 bp)	4,694

Ford Motor Credit Co.,
7%, 10/1/13	--	1,020,000	3/20/12	285 bp	(33,282)

Idearc, Inc, T/L B	--	400,000	6/20/12	(152 bp)	1,628

Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	1,450,000	6/20/12	(89 bp)	34,072

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	165,000	6/20/11	(101 bp)	46

Nalco, Co.
7.75%,11/15/11	--	65,000	9/20/12	350 bp	1,810

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--	50,000	6/20/12	230 bp	(2,580)

Bear Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	811	167,546	10/12/52	(134 bp)	13,567

Citibank, N.A.
First Data Corp., 4.7%,
8/1/13	--	155,000	12/20/12	(505 bp)	533

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	180,000	9/20/12	495 bp	(356)

Idearc, Inc, 8%,
11/15/16	--	415,000	12/20/12	(215 bp)	1,150

Credit Suisse First Boston International
Ukraine Government,
7.65%, 6/11/13	--	795,000	10/20/11	194 bp	14,207

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--	160,000	6/20/09	(165 bp)	(3,673)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	110,000	6/20/17	297 bp	(7,315)

Freeport-McMoRan Copper
& Gold, Inc.	--	441,600	3/20/12	(82 bp)	(5,794)

Freeport-McMoRan Copper
& Gold, Inc.	--	440,000	3/20/12	41 bp	(1,384)

Nalco, Co. 7.75%,
11/15/11	--	65,000	9/20/12	320bp	1,000

Neiman Marcus Group,
Inc., 9%, 10/15/15	--	275,000	3/20/12	(64 bp)	7,828

Republic of Peru,
8 3/4%, 11/21/33	--	455,000	4/20/17	125 bp	3,676

Sungard Data Systems,
Inc., 4 7/8%, 1/15/14	--	450,000	3/20/10	(48 bp)	8,633

Deutsche Bank AG
DJ CDX NA IG Series 8
Index 7-10% tranche	--	2,668,000	6/20/12	22 bp	(40,694)

Nalco, Co. 7.75%,
11/15/11	--	60,000	12/20/12	363 bp	1,981

Republic of Argentina,
8.28%, 12/31/33	--	490,000	8/20/12	(380 bp)	(1,511)

Republic of Indonesia,
6.75%, 2014	--	435,000	9/20/16	292 bp	31,647

Republic of Peru,
8 3/4%, 11/21/33	--	455,000	4/20/17	126 bp	4,316

Republic of Turkey,
11 7/8%, 1/15/30	--	680,000	6/20/14	195 bp	733

Republic of Venezuela,
9 1/4%, 9/15/27	--	440,000	6/20/14	220 bp	(32,140)

Russian Federation,
7 1/2%, 3/31/30	--	825,000	6/20/17	61 bp	(16,071)

Russian Federation,
7.5%, 3/31/30	--	550,000	8/20/17	86 bp	(1,229)

United Mexican States,
7.5%, 4/8/33	--	405,000	4/20/17	66 bp	1,631

United Mexican States,
7.5%, 4/8/33	--	1,095,000	3/20/14	56 bp	910

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	3,016,000	(a)	2.461%	185,861

DJ CDX NA HY Series 5
Index	(67,772)	3,876,480	12/20/10	(395 bp)	(233,106)

DJ CDX NA HY Series 8
Index	(1,726)	81,232	6/20/10	(275 bp)	(2,018)

DJ CDX NA HY Series 8
Index	15,000	3,000,000	6/20/12	(275 bp)	92,309

DJ CDX NA HY Series 8
Index	1,500	300,000	6/20/12	(275 bp)	9,231

DJ CDX NA IG Series 8
Index 30-100% tranche	--	17,856,000	6/20/12	(2.75 bp)	35,336

General Motors Corp.,
7 1/8%, 7/15/13	--	990,000	9/20/08	620 bp	31,744

General Motors Corp.,
7 1/8%, 7/15/13	--	210,000	9/20/08	620 bp	6,734

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	885,000	9/20/17	(67.8 bp)	11,207

Merrill Lynch & Co.,
5%, 1/15/15	--	885,000	9/20/12	48 bp	(4,437)

Merrill Lynch & Co.,
5%, 1/15/15	--	885,000	9/20/17	(59.8 bp)	(38)

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--	6,218,000	3/15/49	(7 bp)	39,929

First Data Corp., 4.7%,
8/1/13	--	155,000	12/20/12	(507 bp)	409

Freeport-McMoRan Copper
& Gold, Inc.	--	883,300	3/20/12	(85 bp)	(12,640)

General Motors Corp.,
7 1/8%, 7/15/13	--	165,000	9/20/08	500 bp	3,351

Idearc, Inc T/L B L	--	400,000	6/20/12	79 bp	(12,616)

Republic of Argentina,
8.28%, 12/31/33	--	520,000	6/20/14	235 bp	(46,318)

Republic of Indonesia,
6.75%, 3/10/14	--	700,000	6/20/17	171.5 bp	(10,168)

Republic of Turkey,
11 7/8%, 1/15/30	--	725,000	5/20/17	230 bp	924

Republic of Turkey,
11 7/8%, 1/15/30	--	535,000	5/20/17	244 bp	5,806

Russian Federation,
7 1/2%, 3/31/30	--	590,000	5/20/17	60 bp	(11,236)

Russian Federation,
7.5%, 3/31/30	--	550,000	8/20/17	85 bp	(1,649)

Russian Federation,
7.5%, 3/31/30	--	825,000	8/20/12	65 bp	(432)

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	885,000	9/20/12	63.5 bp	(9,970)

Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	885,000	9/20/17	(77 bp)	8,359

DJ ABX NA CMBX BBB Index	173	41,886	10/12/52	(134 bp)	3,644

DJ CDX NA CMBX AA Index	(2,060)	65,000	3/15/49	(15 bp)	(846)

DJ CDX NA CMBX AAA Index	--	13,801,000	3/15/49	(7 bp)	75,346

DJ CDX NA HY Series 8
Index	(105,980)	3,028,000	6/20/10	(275 bp)	(116,851)

DJ CDX NA HY Series 8
Index 35-60% tranche	--	15,044,000	6/20/12	104 bp	(210,479)

DJ CDX NA HY Series 8
Index 35-60% tranche	--	32,486,000	6/20/12	95 bp	(381,901)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	9,600,000	12/20/10	104.5 bp	--

DJ CDX NA IG Series 8
Index	6,282	402,000	6/20/12	35 bp	1,879

DJ CDX NA IG Series 8
Index	82,725	2,363,577	6/20/10	275 bp	91,211

DJ CDX NA IG Series 8
Index 30-100% tranche	--	9,052,450	6/20/12	(3.125 bp)	24,810

DJ CDX NA IG Series 8
Index 30-100% tranche	--	34,411,550	6/20/12	(8 bp)	21,635

DJ CDX NA IG Series 8
Index 7-10% tranche	--	340,000	6/20/14	(152 bp)	(7,696)

Fed Republic of Brazil,

12.25%, 3/6/30	--	95,000	8/20/12	113 bp	1,420

Fed Republic of Brazil,
12.25%, 3/6/30	--	95,000	8/20/12	120 bp	1,701

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	439,000	6/20/10	(228 bp)	9,607

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	439,000	6/20/12	355 bp	(21,294)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	670,000	9/20/12	45.5 bp	495

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	885,000	9/20/17	(58 bp)	(5,777)

Morgan Stanley Dean
Witter, 6.6% 4/1/12	--	885,000	9/20/12	48 bp	(2,180)

Morgan Stanley Dean
Witter, 6.6% 4/1/12	--	885,000	9/20/17	(60.5 bp)	(3,898)

Nalco, Co. 7.75%,
11/15/11	--	65,000	9/20/12	340 bp	1,540

Republic of Argentina,
8.28%, 12/31/33	--	735,000	5/20/17	296 bp	(73,430)

Republic of Argentina,
8.28%, 12/31/33	--	245,000	9/20/12	(469 bp)	(8,069)

Republic of Ecuador,
10%, 8/15/30	--	415,000	5/20/12	540 bp	(13,272)

Republic of Ecuador,
10%, 8/15/30	--	415,000	6/20/12	600 bp	(6,958)

Republic of Ecuador,
10%, 8/15/30	--	250,000	5/20/12	540 bp	(8,220)

Republic of Peru,
8 3/4%, 11/21/33	--	850,000	10/20/16	215 bp	65,454

Republic of Turkey,
11 7/8%, 1/15/30	--	1,040,000	5/20/17	228 bp	(402)

Republic of Venezuela,
9 1/4%, 9/15/27	--	875,000	5/20/08	(130 bp)	(2,354)

Republic of Venezuela,
9 1/4%, 9/15/27	--	875,000	5/20/12	183 bp	(49,355)

Solectron Corp., 0%,
5/8/20	--	366,000	3/20/12	(180 bp)	(20,020)

Solectron Corp., 0%,
5/8/20	--	262,000	3/20/12	(175 bp)	(13,798)

Solectron Corp., 0%,
5/8/20	--	157,000	3/20/12	(175 bp)	(8,268)

Solectron Global
Finance Ltd, 8%, 3/15/16	--	71,000	3/20/12	380 bp	8,036

United Mexican States,
7.5%, 4/8/33	--	490,000	4/20/17	67 bp	3,138

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	680,000	9/20/08	500 bp	13,809

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	110,000	6/20/17	295 bp	(7,443)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--	350,000	6/20/09	190 bp	(6,587)

Aramark Services, Inc.,
8.5%, 2/1/15	--	105,000	12/20/12	355 bp	1,019

DJ ABX NA CMBX BBB Index	42	58,279	10/12/52	(134 bp)	4,479

DJ CDX NA HY Series 7
Index	45,600	960,000	12/20/09	(325 bp)	24,275

DJ CDX NA HY Series 8
Index	(12,117)	745,655	6/20/10	275 bp	(9,440)

DJ CDX NA IG Series 7
Index 10-15% tranche	38,400	960,000	12/20/09	0 bp	(18,029)

DJ CDX NA IG Series 8
Index	(158,065)	14,634,000	6/20/12	(35 bp)	2,222

DJ CDX NA IG Series 8
Index	43,283	3,600,000	6/20/12	35 bp	3,852

DJ CDX NA IG Series 8
Index 7-10% tranche	(10,988)	340,000	6/20/14	95 bp	(14,433)

Dominican Republic,
8 5/8%, 4/20/27	--	850,000	11/20/11	(170 bp)	(5,712)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	110,000	6/20/12	225 bp	(3,776)

Freeport-McMoRan Copper
& Gold, Inc.	--	441,600	3/20/12	(83 bp)	(5,968)

Freeport-McMoRan Copper
& Gold, Inc.	--	1,326,500	3/20/12	44 bp	(2,594)

General Motors Corp.,
7 1/8%, 7/15/13	--	165,000	9/20/08	500 bp	3,351

Nalco, Co. 7.75%,
11/15/11	--	65,000	9/20/12	330 bp	1,269

Total					$(278,432)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $479,663,999.

(b) The aggregate identified cost on a tax basis is $477,848,062, resulting in gross unrealized appreciation and depreciation of $21,344,621 and $11,364,249, respectively, or net unrealized appreciation of $9,980,372.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2007 was $16,872 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2007.

(FWC) Forward commitments.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at September 30, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $1,662,534. The fund received cash collateral of $1,702,385 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,041,449 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $136,780,693 and $163,841,955, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

(U) A portion of the position represents unfunded loan commitments. As of September 30, 2007, the fund had unfunded loan commitments of $380,624, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc.	$29,722
Golden Nugget, Inc.	41,818
Hub International, Ltd.	16,338
IASIS Healthcare, LLC/IASIS Capital Corp.	12,401
Isle of Capri Casinos, Inc.	45,882
Meg Energy Corp.	75,000
NRG Energy, Inc.	135,000
Univision Communications, Inc.	24,463

Totals	$380,624

At September 30, 2007, liquid assets totaling $87,786,610 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2007: (as a percentage of Portfolio Value)

Argentina	1.5%
Canada	1.3
Cayman Islands	1.2
France	2.4
Germany	5.7
Ireland	2.4
Japan	5.6
Luxembourg	0.8
Mexico	0.7
Russia	1.1
Spain	0.5
Sweden	1.0
Turkey	0.5
United Kingdom	1.9
United States	71.2
Other	2.2

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Equity Income Fund
The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value

Aerospace and Defense (2.8%)
L-3 Communications Holdings, Inc.	16,300	$1,664,882
Lockheed Martin Corp.	23,650	2,565,789
Raytheon Co.	44,980	2,870,624
		7,101,295

Airlines (0.1%)
Northwest Airlines Corp. (NON)	10,521	187,274
UAL Corp. (NON)	3,100	144,243
		331,517

Banking (5.2%)
Bank of America Corp.	147,190	7,399,241
Bank of New York Mellon Corp. (The)	10,520	464,353
PNC Financial Services Group	58,650	3,994,065
Wachovia Corp.	28,720	1,440,308
		13,297,967

Building Materials (1.6%)
American Standard Cos., Inc.	27,510	979,906
Sherwin-Williams Co. (The)	45,920	3,017,403
		3,997,309

Capital Goods (0.2%)
Eaton Corp.	5,420	536,797

Chemicals (3.1%)
Celanese Corp. (Ser. A)	19,860	774,143
E.I. du Pont de Nemours & Co.	12,530	620,987
Lubrizol Corp. (The)	26,030	1,693,512
PPG Industries, Inc.	8,510	642,931
Rohm & Haas Co.	73,780	4,107,333
		7,838,906

Computers (4.4%)
EMC Corp. (NON)	130,990	2,724,592
Hewlett-Packard Co.	20,200	1,005,758
IBM Corp.	62,808	7,398,782
		11,129,132

Conglomerates (3.5%)
General Electric Co.	120,110	4,972,554
Honeywell International, Inc.	34,050	2,024,954
Tyco International, Ltd. (Bermuda)	45,717	2,027,092
		9,024,600

Consumer Finance (0.7%)
AmeriCredit Corp. (NON)	99,810	1,754,660

Consumer Goods (3.7%)
Clorox Co.	27,390	1,670,516
Newell Rubbermaid, Inc.	37,810	1,089,684
Procter & Gamble Co. (The)	95,140	6,692,148
		9,452,348

Electric Utilities (4.6%)
Edison International	113,740	6,306,883
FirstEnergy Corp.	72,560	4,595,950
Pepco Holdings, Inc.	19,540	529,143
Westar Energy, Inc.	9,550	234,548
		11,666,524

Electronics (0.8%)
Atmel Corp. (NON)	221,470	1,142,785
QLogic Corp. (NON)	26,400	355,080
Tyco Electronics, Ltd.	15,627	553,665
		2,051,530

Financial (10.1%)
Assurant, Inc.	46,890	2,508,615
CIT Group, Inc.	72,030	2,895,606
Citigroup, Inc.	204,160	9,528,147
Freddie Mac	58,350	3,443,234
JPMorgan Chase & Co.	159,200	7,294,544
		25,670,146

Food (0.5%)
General Mills, Inc.	24,880	1,443,289

Forest Products and Packaging (0.6%)
International Paper Co.	4,343	155,783
Packaging Corp. of America	47,350	1,376,465
		1,532,248

Health Care Services (1.9%)
Cardinal Health, Inc.	13,850	866,041
IMS Health, Inc.	26,540	813,186
McKesson Corp.	31,650	1,860,704
WellPoint, Inc. (NON)	16,450	1,298,234
		4,838,165

Household Furniture and Appliances (0.1%)
Whirlpool Corp.	4,340	386,694

Insurance (5.2%)
ACE, Ltd. (Bermuda)	55,320	3,350,732
Allstate Corp. (The)	21,650	1,238,164
Aspen Insurance Holdings, Ltd. (Bermuda)	64,070	1,788,194
Axis Capital Holdings, Ltd. (Bermuda)	7,850	305,444
Chubb Corp. (The)	44,190	2,370,352
Endurance Specialty Holdings, Ltd. (Bermuda)	13,080	543,474
PartnerRe, Ltd. (Bermuda)	19,350	1,528,457
Protective Life Corp.	9,510	403,604
Travelers Cos., Inc. (The)	35,780	1,801,165
		13,329,586

Investment Banking/Brokerage (4.4%)
Allied Capital Corp.	31,008	911,325
Apollo Investment Corp.	92,404	1,922,003
Goldman Sachs Group, Inc. (The)	11,960	2,592,210
Merrill Lynch & Co., Inc.	14,620	1,042,114
Morgan Stanley	74,199	4,674,537
		11,142,189

Lodging/Tourism (0.4%)
Wyndham Worldwide Corp.	27,960	915,970

Machinery (2.2%)
Cummins, Inc.	13,190	1,686,869
Parker-Hannifin Corp.	34,560	3,864,845
		5,551,714

Manufacturing (0.8%)
Dover Corp.	23,030	1,173,379
Teleflex, Inc.	10,520	819,718
		1,993,097

Media (0.8%)
Walt Disney Co. (The)	55,620	1,912,772

Medical Technology (1.5%)
Becton, Dickinson and Co.	12,493	1,025,051
Covidien, Ltd. (Bermuda) (NON)	69,277	2,874,996
		3,900,047

Metals (0.6%)
Steel Dynamics, Inc.	20,100	938,670
United States Steel Corp.	6,400	678,016
		1,616,686

Oil & Gas (14.2%)
BP PLC ADR (United Kingdom)	12,580	872,423
ConocoPhillips	68,020	5,970,115
Exxon Mobil Corp.	150,810	13,958,964
Marathon Oil Corp.	85,660	4,884,333
Occidental Petroleum Corp.	43,740	2,802,859
Sunoco, Inc.	12,690	898,198
Total SA (France)	44,400	3,612,466
Total SA ADR (France)	10	810
Valero Energy Corp.	45,290	3,042,582
		36,042,750

Pharmaceuticals (5.0%)
Bristol-Myers Squibb Co.	49,180	1,417,368
Eli Lilly Co.	52,450	2,985,979
Johnson & Johnson	56,090	3,685,113
Pfizer, Inc.	143,694	3,510,444
Wyeth	27,520	1,226,016
		12,824,920

Power Producers (0.5%)
Mirant Corp. (NON)	29,960	1,218,773

Publishing (0.2%)

R. R. Donnelley & Sons Co.	12,460	455,538

Railroads (0.1%)
Norfolk Southern Corp.	4,790	248,649

Regional Bells (4.1%)
Qwest Communications International, Inc. (NON)	43,550	398,918
Verizon Communications, Inc.	226,740	10,040,047
		10,438,965

Retail (2.0%)
Office Depot, Inc. (NON)	48,970	1,009,761
Staples, Inc.	103,650	2,227,439
Supervalu, Inc.	21,030	820,380
TJX Cos., Inc. (The)	19,170	557,272
Wal-Mart Stores, Inc.	8,660	378,009
		4,992,861

Semiconductor (1.7%)
Applied Materials, Inc.	131,290	2,717,703
Novellus Systems, Inc. (NON)	61,660	1,680,852
		4,398,555

Software (0.3%)
Oracle Corp. (NON)	37,950	821,618

Technology Services (1.6%)
Automatic Data Processing, Inc.	26,650	1,224,035
Computer Sciences Corp. (NON)	22,950	1,282,905
Symantec Corp. (NON)	80,340	1,556,989
		4,063,929

Telecommunications (2.0%)
Embarq Corp.	93,260	5,185,256

Telephone (2.1%)
AT&T, Inc.	126,950	5,371,255

Tobacco (3.2%)
Altria Group, Inc.	99,770	6,937,008
Loews Corp. - Carolina Group	14,980	1,231,805
		8,168,813

Trucks & Parts (0.1%)
Autoliv, Inc. (Sweden)	4,130	246,768

Waste Management (0.5%)
Waste Management, Inc.	32,089	1,211,039

Total common stocks (cost $210,187,296)		$248,104,877

CONVERTIBLE PREFERRED STOCKS (1.3%)(a)

	Shares	Value

Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	8,197	$1,268,486
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)	62,450	2,053,044

Total convertible preferred stocks (cost $2,670,346)		$3,321,530

CONVERTIBLE BONDS AND NOTES (0.4%)(a) (cost $700,000)

	Principal
	amount	Value

EMC Corp. 144A cv. sr. notes 1 3/4s, 2013	$700,000	$1,000,125

SHORT-TERM INVESTMENTS (0.9%)(a) (cost $2,342,869)

	Shares	Value

Putnam Prime Money Market Fund (e)	2,342,869	$2,342,869

TOTAL INVESTMENTS

Total investments (cost $215,900,511) (b)		$254,769,401

NOTES

(a) Percentages indicated are based on net assets of $254,597,985.

(b) The aggregate identified cost on a tax basis is $216,583,941, resulting in gross unrealized appreciation and depreciation of $41,136,974 and $2,951,514, respectively, or net unrealized appreciation of $38,185,460.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $72,381 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $32,291,435 and $35,632,551, respectively.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT The George Putnam Fund of Boston
The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (58.6%)(a)
	Shares	Value

Banking (6.1%)
Bank of America Corp.	264,930	$13,318,031
BB&T Corp.	17,600	710,864
Marshall & Ilsley Corp.	15,600	682,812
National City Corp.	37,100	930,839
PNC Financial Services Group	64,300	4,378,830
U.S. Bancorp	38,000	1,236,140
Wachovia Corp.	129,400	6,489,410
Washington Mutual, Inc.	16,800	593,208
Wells Fargo & Co.	138,900	4,947,618
		33,287,752

Basic Materials (4.1%)
Bemis Co., Inc.	21,000	611,310
Cabot Corp.	19,400	689,282
Dow Chemical Co. (The)	70,200	3,022,812
E.I. du Pont de Nemours & Co.	24,700	1,224,132
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	22,322	2,341,355
Lubrizol Corp. (The)	23,600	1,535,416
Nucor Corp.	51,800	3,080,546
Packaging Corp. of America	40,800	1,186,056
PPG Industries, Inc.	28,400	2,145,620
Rohm & Haas Co.	21,300	1,185,771
Sonoco Products Co.	88,600	2,673,948
United States Steel Corp.	29,500	3,125,230
		22,821,478

Capital Goods (4.4%)
Autoliv, Inc. (Sweden)	6,100	364,475
Ball Corp.	12,800	688,000
Boeing Co. (The)	19,850	2,084,052
Caterpillar, Inc.	33,900	2,658,777
Cummins, Inc.	6,100	780,129
Eaton Corp.	7,800	772,512
General Dynamics Corp.	11,500	971,405
L-3 Communications Holdings, Inc.	19,100	1,950,874
Lockheed Martin Corp.	45,100	4,892,899
Northrop Grumman Corp.	30,100	2,347,800
Pactiv Corp. (NON)	63,200	1,811,312
Parker-Hannifin Corp.	13,300	1,487,339
Raytheon Co.	31,700	2,023,094
Waste Management, Inc.	32,200	1,215,228
		24,047,896

Communication Services (4.2%)
ALLTEL Corp.	22,100	1,539,928
AT&T, Inc.	244,700	10,353,257
CenturyTel, Inc.	42,000	1,941,240
Embarq Corp.	31,100	1,729,160
Qwest Communications International, Inc. (NON) (S)	94,500	865,620
Verizon Communications, Inc.	148,540	6,577,351
		23,006,556

Conglomerates (2.8%)
Danaher Corp. (S)	20,000	1,654,200
General Electric Co.	227,400	9,414,360
Honeywell International, Inc.	40,400	2,402,588
Tyco International, Ltd. (Bermuda)	39,225	1,739,237
		15,210,385

Consumer Cyclicals (3.6%)
AutoZone, Inc. (NON)	5,700	661,998
Barnes & Noble, Inc. (S)	33,900	1,195,314
Big Lots, Inc. (NON) (S)	52,400	1,563,616
Black & Decker Manufacturing Co.	7,000	583,100
Carnival Corp.	21,800	1,055,774
Circuit City Stores-Circuit City Group (S)	94,700	749,077
Gannett Co., Inc.	34,200	1,494,540
Gap, Inc. (The)	39,100	721,004
Lennar Corp.	52,300	1,184,595
Lowe's Cos., Inc.	38,500	1,078,770
Macy's, Inc.	30,600	988,992
Mattel, Inc.	27,500	645,150
NVR, Inc. (NON) (S)	2,073	974,828
Regal Entertainment Group Class A (S)	115,800	2,541,810
Sears Holdings Corp. (NON) (S)	3,100	394,320
Walt Disney Co. (The)	80,700	2,775,273
Whirlpool Corp.	15,400	1,372,140
		19,980,301

Consumer Staples (4.3%)
Altria Group, Inc. (SEG)	43,380	3,016,211
Anheuser-Busch Cos., Inc.	8,600	429,914
Clorox Co.	21,600	1,317,384
Colgate-Palmolive Co.	27,700	1,975,564
General Mills, Inc.	42,500	2,465,425

H.J. Heinz Co.	35,100	1,621,620
Kimberly-Clark Corp.	10,400	730,704
Kraft Foods, Inc. Class A	38,808	1,339,264
Kroger Co.	31,200	889,824
Loews Corp. - Carolina Group	5,600	460,488
McDonald's Corp.	8,800	479,336
Newell Rubbermaid, Inc.	59,600	1,717,672
Pepsi Bottling Group, Inc. (The)	56,300	2,092,671
Procter & Gamble Co. (The)	32,700	2,300,118
Safeway, Inc.	34,200	1,132,362
Time Warner, Inc. (S)	87,700	1,610,172
		23,578,729

Energy (4.1%)
Chevron Corp.	37,300	3,490,534
ConocoPhillips	89,000	7,811,530
Devon Energy Corp.	10,000	832,000
ENSCO International, Inc.	13,700	768,570
Exxon Mobil Corp.	16,900	1,564,264
Marathon Oil Corp.	35,000	1,995,700
Pride International, Inc. (NON)	36,200	1,323,110
Sunoco, Inc.	8,100	573,318
Tesoro Corp.	15,400	708,708
Valero Energy Corp.	50,500	3,392,590
		22,460,324

Financial (5.2%)
AMBAC Financial Group, Inc.	5,600	352,296
Bear Stearns Cos., Inc. (The)	2,800	343,868
Chubb Corp. (The)	20,400	1,094,256
Citigroup, Inc. (SEG)	281,600	13,142,272
Hospitality Properties Trust (R)	24,900	1,012,185
HRPT Properties Trust (R)	94,300	932,627
JPMorgan Chase & Co.	203,500	9,324,370
Lehman Brothers Holdings, Inc.	18,000	1,111,140
Travelers Cos., Inc. (The)	21,800	1,097,412
		28,410,426

Health Care (4.6%)
Aetna, Inc.	15,300	830,331
AmerisourceBergen Corp.	38,700	1,754,271
Boston Scientific Corp. (NON)	79,000	1,102,050
Bristol-Myers Squibb Co.	23,800	685,916
Coventry Health Care, Inc. (NON)	16,700	1,038,907
Covidien, Ltd. (Bermuda) (NON)	39,225	1,627,838
King Pharmaceuticals, Inc. (NON)	54,800	642,256
McKesson Corp.	54,800	3,221,692
Merck & Co., Inc.	98,600	5,096,634
Pfizer, Inc.	178,100	4,350,983
WellCare Health Plans, Inc. (NON)	16,400	1,729,052
WellPoint, Inc. (NON)	40,000	3,156,800
		25,236,730

Insurance (1.8%)
Allstate Corp. (The)	30,300	1,732,857
Axis Capital Holdings, Ltd. (Bermuda)	38,262	1,488,774
Everest Re Group, Ltd. (Barbados)	5,400	595,296
Genworth Financial, Inc. Class A	44,580	1,369,943
Hartford Financial Services Group, Inc. (The)	6,127	567,054
Prudential Financial, Inc.	16,900	1,649,102
RenaissanceRe Holdings, Ltd. (Bermuda)	28,200	1,844,562
W.R. Berkley Corp.	23,400	693,342
		9,940,930

Investment Banking/Brokerage (1.5%)
Goldman Sachs Group, Inc. (The)	9,900	2,145,726
Merrill Lynch & Co., Inc.	39,700	2,829,816
Morgan Stanley	51,400	3,238,200
		8,213,742

Real Estate (0.8%)
CB Richard Ellis Group, Inc. Class A (NON)	43,800	1,219,392
CBL & Associates Properties (R)	47,400	1,661,370
General Growth Properties, Inc. (R)	22,400	1,201,088
Taubman Centers, Inc. (R)	8,700	476,325
		4,558,175

Technology (6.2%)
Accenture, Ltd. Class A (Bermuda)	73,200	2,946,300
Apple Computer, Inc. (NON)	14,400	2,210,976
Applied Materials, Inc.	103,100	2,134,170
Atmel Corp. (NON)	201,200	1,038,192
Computer Sciences Corp. (NON)	35,900	2,006,810
Convergys Corp. (NON)	71,800	1,246,448
Electronic Data Systems Corp.	90,000	1,965,600
Hewlett-Packard Co.	177,000	8,812,830
IBM Corp.	17,100	2,014,380
Intel Corp.	48,600	1,256,796
Lexmark International, Inc. Class A (NON)	24,800	1,029,944
Microsoft Corp.	170,600	5,025,876
Sun Microsystems, Inc. (NON) (S)	212,400	1,191,564
Xerox Corp. (NON)	60,300	1,045,602
		33,925,488

Transportation (1.8%)
AMR Corp. (NON) (S)	61,400	1,368,606
Con-way, Inc.	13,400	616,400
UAL Corp. (NON) (S)	40,800	1,898,424
Union Pacific Corp.	26,900	3,041,314
US Airways Group, Inc. (NON)	119,100	3,126,375
		10,051,119

Utilities & Power (3.1%)
DTE Energy Co. (S)	18,200	881,608
Duke Energy Corp.	90,200	1,685,838
Edison International	41,100	2,278,995
Entergy Corp.	6,820	738,538
FirstEnergy Corp.	57,800	3,661,052
FPL Group, Inc.	11,900	724,472
NiSource, Inc.	68,700	1,314,918
PG&E Corp.	67,340	3,218,852
Progress Energy, Inc.	15,100	707,435
Sempra Energy	11,500	668,380
Wisconsin Energy Corp.	29,300	1,319,379
		17,199,467

Total common stocks (cost $273,800,251)		$321,929,498

COLLATERALIZED MORTGAGE OBLIGATIONS (19.4%)(a)

	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A
Ser. 97-C1, Class G, 7s, 2029	$530	$530
Ser. 97-C1, Class H, 7s, 2029	108,000	107,725
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.146s, 2029	250,000	265,981
FRB Ser. 97-D5, Class A5, 6.925s, 2043	73,000	77,621
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	160,000	166,917
Ser. 06-4, Class A4, 5.634s, 2046	400,000	399,567
Ser. 04-3, Class A5, 5.494s, 2039	580,000	582,993
Ser. 06-5, Class A4, 5.414s, 2047	440,000	433,702
Ser. 07-1, Class XW, Interest Only (IO), 0.292s, 2049	2,496,474	53,065
Ser. 06-1, Class XC, IO, 0.053s, 2045	3,795,846	25,878
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	100,000	100,008
Ser. 02-PB2, Class XC, IO, 0.186s, 2035	2,566,334	45,913
Ser. 04-4, Class XC, IO, 0.121s, 2042	4,142,904	63,191
Ser. 04-5, Class XC, IO, 0.105s, 2041	6,247,127	78,136
Ser. 05-1, Class XW, IO, 0.087s, 2042	44,836,371	159,915
Ser. 06-4, Class XC, IO, 0.069s, 2046	6,399,314	78,072
Ser. 05-4, Class XC, IO, 0.06s, 2045	11,116,035	77,970
Ser. 06-5, Class XC, IO, 0.049s, 2016	13,215,644	196,991
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.703s, 2018	26,000	25,993
FRB Ser. 04-BBA4, Class G, 6.453s, 2018	61,000	60,999
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.753s, 2022	111,000	108,434
FRB Ser. 05-MIB1, Class J, 6.803s, 2022	244,000	237,596
Ser. 03-BBA2, Class X1A, IO, zero%, 2015 (F)	521,855	--
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.34s, 2034	1,679,553	4,535
Ser. 05-E, Class 2, IO, 0.306s, 2035	4,506,312	22,393
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	226,666	225,943
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.431s, 2035	181,176	178,911
Ser. 04-2, IO, 1.72s, 2034	1,242,470	78,625
Ser. 05-1A, IO, 1.6s, 2035	792,952	53,524
Ser. 04-3, IO, 1.6s, 2035	588,912	38,187
Ser. 07-5A, IO, 1.55s, 2037	1,739,000	276,546
Ser. 07-2A, IO, 1.3s, 2037	2,060,197	266,795
Ser. 07-1, Class S, IO, 1.211s, 2037	1,712,596	195,236
Ser. 06-2A, IO, 0.879s, 2036	426,557	37,704
Ser. 05-3A, IO, 0.775s, 2035	2,390,367	177,866
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
7.222s, 2034	33,769	33,790
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.184s, 2032	151,000	162,220
Ser. 07-PW17, Class A3, 5.736s, 2050	1,905,000	1,918,022
Ser. 07-PW17, Class A4, 5.64s, 2050	929,000	936,548
Ser. 04-PR3I, Class X1, IO, 0.092s, 2041	1,019,493	19,547
Ser. 05-PWR9, Class X1, IO, 0.079s, 2042	6,915,894	65,202
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-BBA7, Class X1A, IO, 1.791s, 2019	3,713,143	9,372
Ser. 06-PW14, Class XW, IO, 0.691s, 2038	2,143,645	102,408
Ser. 06-PW14, Class X1, IO, 0.047s, 2038	2,306,088	39,639
Ser. 07-PW15, Class X1, IO, 0.043s, 2044	8,892,648	106,971
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	17,410,069	75,029
Ser. 07-PW16, Class X, IO, 0.022s, 2040	18,364,725	20,220
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	1,169,000	18,021
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	73,000	76,263
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	580,000	585,387
Ser. 98-1, Class G, 6.56s, 2030	148,000	152,212
Ser. 98-1, Class H, 6.34s, 2030	227,000	196,519
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.094s, 2043	15,487,322	159,108

Ser. 06-C5, Class XC, IO, 0.049s, 2049	14,361,156	205,881
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.378s, 2049	3,589,000	93,090
Ser. 06-CD2, Class X, IO, 0.087s, 2046	10,708,204	58,563
Ser. 07-CD4, Class XC, IO, 0.041s, 2049	12,004,000	113,006
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	260,000	263,692
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 6.253s, 2034	211,000	209,945
Ser. 06-CN2A, Class H, 5.756s, 2019	131,000	129,388
Ser. 06-CN2A, Class J, 5.756s, 2019	105,000	102,941
Ser. 03-LB1A, Class X1, IO, 0.425s, 2038	1,242,833	50,296
Ser. 05-C6, Class XC, IO, 0.059s, 2044	12,357,785	82,068
Ser. 05-LP5, Class XC, IO, 0.057s, 2043	10,841,923	100,797
Ser. 06-C8, Class XS, IO, 0.045s, 2046	6,470,450	82,395
Countrywide Alternative Loan Trust
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	2,419,444	15,878
IFB Ser. 07-23CB, Class A4, IO, 1.369s, 2037	4,000,621	179,715
Ser. 06-OA10, Class XBI, IO, 2.45s, 2046	894,807	29,920
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039	515,000	523,413
Ser. 06-C5, Class AX, IO, 0.066s, 2039	4,116,194	69,300
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.11s, 2049	16,092,610	171,612
Ser. 06-C4, Class AX, IO, 0.092s, 2039	9,871,761	164,617
Ser. 07-C1, Class AX, IO, 0.052s, 2040	11,242,088	116,817
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	385,000	377,571
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	216,000	235,701
Ser. 04-C2, Class A2, 5.416s, 2036	650,000	648,349
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.703s, 2020	25,000	24,813
FRB Ser. 04-TF2A, Class J, 6.703s, 2016	189,000	186,638
FRB Ser. 05-TF2A, Class J, 6.653s, 2020	277,000	275,615
FRB Ser. 04-TF2A, Class H, 6.453s, 2019	81,000	80,190
Ser. 01-CK1, Class AY, IO, 0.775s, 2035	9,013,000	167,233
Ser. 03-C3, Class AX, IO, 0.747s, 2038	10,496,363	402,269
Ser. 02-CP3, Class AX, IO, 0.358s, 2035	2,330,177	88,481
Ser. 04-C4, Class AX, IO, 0.189s, 2039	1,540,449	34,660
Ser. 05-C2, Class AX, IO, 0.114s, 2037	9,173,037	136,165
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	285,503	300,088
Ser. 99-CG2, Class B3, 6.1s, 2032	207,000	207,183
Ser. 99-CG2, Class B4, 6.1s, 2032	370,000	362,474
Fannie Mae
IFB Ser. 07-75, Class JS, 11.31s, 2037	292,746	350,885
Ser. 03-W6, Class PT1, 9.987s, 2042	60,952	66,980
IFB Ser. 07-75, Class CS, 9.581s, 2037	198,288	237,066
Ser. 02-T12, Class A4, 9 1/2s, 2042	26,675	29,059
Ser. 02-T4, Class A4, 9 1/2s, 2041	220,741	240,100
Ser. 02-T6, Class A3, 9 1/2s, 2041	54,215	58,802
Ser. 04-T3, Class PT1, 9.163s, 2044	126,971	138,056
IFB Ser. 06-62, Class PS, 9.113s, 2036	206,058	238,178
IFB Ser. 07-60, Class SB, 8.813s, 2037	113,643	124,101
IFB Ser. 06-76, Class QB, 8.813s, 2036	202,064	232,727
IFB Ser. 06-79, Class PS, 8.813s, 2036	109,691	129,354
IFB Ser. 06-48, Class TQ, 8.813s, 2036	407,201	458,959
IFB Ser. 05-37, Class SU, 8.675s, 2035	342,119	379,140
IFB Ser. 06-63, Class SP, 8.513s, 2036	220,485	250,454
IFB Ser. 06-49, Class SE, 8.475s, 2036	337,744	371,090
IFB Ser. 07-W7, Class 1A4, 8.393s, 2037	189,020	201,960
IFB Ser. 06-60, Class AK, 8.275s, 2036	170,252	185,845
IFB Ser. 06-60, Class TK, 8.075s, 2036	98,957	107,003
IFB Ser. 06-104, Class GS, 8.024s, 2036	144,440	159,636
IFB Ser. 06-104, Class ES, 7.794s, 2036	254,477	281,146
IFB Ser. 07-1, Class NK, 7.528s, 2037	538,589	597,095
Ser. 02-26, Class A2, 7 1/2s, 2048	187,397	196,978
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	114,981	121,901
Ser. 03-W1, Class 2A, 7 1/2s, 2042	217,869	229,017
Ser. 02-T12, Class A3, 7 1/2s, 2042	124,732	131,201
Ser. 02-14, Class A2, 7 1/2s, 2042	53,586	55,320
Ser. 01-T10, Class A2, 7 1/2s, 2041	177,893	186,640
Ser. 02-T4, Class A3, 7 1/2s, 2041	70,691	74,548
Ser. 01-T12, Class A2, 7 1/2s, 2041	179,271	188,912
Ser. 01-T3, Class A1, 7 1/2s, 2040	34,600	36,207
Ser. 01-T1, Class A1, 7 1/2s, 2040	82,680	86,685
Ser. 99-T2, Class A1, 7 1/2s, 2039	17,503	18,572
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	115,752	121,553
Ser. 02-T1, Class A3, 7 1/2s, 2031	119,583	125,771
Ser. 00-T6, Class A1, 7 1/2s, 2030	131,823	138,272
Ser. 01-T5, Class A3, 7 1/2s, 2030	20,233	21,196
Ser. 01-T4, Class A1, 7 1/2s, 2028	365,144	388,600
IFB Ser. 07-81, Class SC, 7.013s, 2037	204,106	213,457
Ser. 02-26, Class A1, 7s, 2048	162,133	168,703
Ser. 04-T3, Class 1A3, 7s, 2044	207,886	217,406
Ser. 03-W3, Class 1A2, 7s, 2042	75,786	78,940
Ser. 02-T16, Class A2, 7s, 2042	155,891	162,342
Ser. 02-14, Class A1, 7s, 2042	56,007	58,202
Ser. 02-T4, Class A2, 7s, 2041	29,465	30,557
Ser. 01-W3, Class A, 7s, 2041	53,390	55,710
Ser. 05-W4, Class 1A3, 7s, 2035	91,378	95,344
Ser. 04-W1, Class 2A2, 7s, 2033	690,001	722,227
IFB Ser. 06-104, Class CS, 6.609s, 2036	240,669	247,385
Ser. 381, Class 14, IO, 6 1/2s, 2037	223,114	56,162
Ser. 381, Class 15, IO, 6 1/2s, 2037	96,567	24,594
Ser. 371, Class 2, IO, 6 1/2s, 2036	1,449,725	386,473

IFB Ser. 07-30, Class FS, 6.062s, 2037	527,213	536,562
IFB Ser. 06-115, Class ES, 6.035s, 2036	217,786	231,360
IFB Ser. 05-74, Class SK, 6.019s, 2035	377,951	388,124
IFB Ser. 05-74, Class CP, 5.935s, 2035	204,529	213,512
IFB Ser. 05-74, Class CS, 5.909s, 2035	232,525	237,821
IFB Ser. 05-57, Class CD, 5.883s, 2035	182,400	188,855
IFB Ser. 06-8, Class PK, 5 7/8s, 2036	387,525	389,166
IFB Ser. 06-27, Class SP, 5.752s, 2036	299,000	312,753
IFB Ser. 06-8, Class HP, 5.752s, 2036	333,975	345,446
IFB Ser. 06-8, Class WK, 5.752s, 2036	526,627	540,920
IFB Ser. 05-106, Class US, 5.752s, 2035	493,739	514,666
IFB Ser. 05-99, Class SA, 5.752s, 2035	242,869	248,980
IFB Ser. 05-115, Class NQ, 5.695s, 2036	115,382	115,592
IFB Ser. 05-45, Class DA, 5.605s, 2035	369,869	380,141
IFB Ser. 05-74, Class DM, 5.569s, 2035	470,773	482,369
IFB Ser. 05-45, Class DC, 5.495s, 2035	308,224	315,496
IFB Ser. 05-114, Class SP, 5.469s, 2036	141,916	139,468
IFB Ser. 06-60, Class CS, 5.275s, 2036	98,649	94,912
IFB Ser. 05-57, Class DC, 5.098s, 2034	313,844	320,699
IFB Ser. 05-45, Class PC, 4.856s, 2034	153,166	155,215
IFB Ser. 05-95, Class OP, 4.506s, 2035	141,000	134,214
IFB Ser. 05-106, Class JC, 4.213s, 2035	96,991	90,213
IFB Ser. 05-83, Class QP, 4.053s, 2034	87,527	82,669
IFB Ser. 05-72, Class SB, 4.047s, 2035	241,817	232,588
IFB Ser. 07-W6, Class 6A2, IO, 2.669s, 2037	280,700	22,401
IFB Ser. 06-90, Class SE, IO, 2.669s, 2036	270,680	29,882
IFB Ser. 03-66, Class SA, IO, 2.519s, 2033	405,126	34,517
Ser. 03-W12, Class 2, IO, 2.231s, 2043	1,007,470	59,977
IFB Ser. 07-W6, Class 5A2, IO, 2.159s, 2037	370,666	27,880
IFB Ser. 07-W4, Class 4A2, IO, 2.149s, 2037	1,917,037	135,923
IFB Ser. 07-W2, Class 3A2, IO, 2.149s, 2037	538,843	38,294
IFB Ser. 05-113, Class AI, IO, 2.099s, 2036	88,023	7,701
IFB Ser. 05-113, Class DI, IO, 2.099s, 2036	3,046,415	228,200
IFB Ser. 05-52, Class DC, IO, 2.069s, 2035	216,207	21,866
IFB Ser. 06-60, Class SI, IO, 2.019s, 2036	517,842	44,463
IFB Ser. 04-24, Class CS, IO, 2.019s, 2034	560,141	43,340
IFB Ser. 07-W7, Class 3A2, IO, 1.999s, 2037	665,666	43,898
IFB Ser. 03-122, Class SA, IO, 1.969s, 2028	732,462	41,834
IFB Ser. 03-122, Class SJ, IO, 1.969s, 2028	773,988	44,833
IFB Ser. 06-60, Class DI, IO, 1.939s, 2035	257,400	17,613
Ser. 03-W10, Class 1, IO, 1.928s, 2043	3,450,668	172,945
Ser. 03-W10, Class 3, IO, 1.931s, 2043	631,287	32,173
IFB Ser. 04-60, Class SW, IO, 1.919s, 2034	1,029,246	87,860
IFB Ser. 05-65, Class KI, IO, 1.869s, 2035	1,912,954	125,153
Ser. 03-W8, Class 12, IO, 1.637s, 2042	2,417,089	113,354
IFB Ser. 07-54, Class CI, IO, 1.629s, 2037	291,398	21,750
IFB Ser. 07-39, Class PI, IO, 1.629s, 2037	334,844	22,448
IFB Ser. 07-30, Class WI, IO, 1.629s, 2037	2,865,079	182,062
IFB Ser. 07-W4, Class 3A2, IO, 1.619s, 2037	1,882,564	111,454
IFB Ser. 07-28, Class SE, IO, 1.619s, 2037	354,984	24,899
IFB Ser. 07-W2, Class 2A2, IO, 1.619s, 2037	738,466	46,349
IFB Ser. 06-128, Class SH, IO, 1.619s, 2037	410,620	24,165
IFB Ser. 06-56, Class SM, IO, 1.619s, 2036	1,031,345	68,228
IFB Ser. 06-12, Class SD, IO, 1.619s, 2035	1,546,082	114,937
IFB Ser. 05-73, Class SI, IO, 1.619s, 2035	225,760	13,720
IFB Ser. 05-17, Class ES, IO, 1.619s, 2035	460,167	31,603
IFB Ser. 05-17, Class SY, IO, 1.619s, 2035	212,966	14,613
IFB Ser. 07-W5, Class 2A2, IO, 1.609s, 2037	193,167	7,727
IFB Ser. 07-30, Class IE, IO, 1.609s, 2037	941,478	79,004
IFB Ser. 06-123, Class CI, IO, 1.609s, 2037	802,451	58,004
IFB Ser. 06-123, Class UI, IO, 1.609s, 2037	351,843	24,601
IFB Ser. 05-82, Class SY, IO, 1.599s, 2035	933,635	56,100
IFB Ser. 05-45, Class SR, IO, 1.589s, 2035	1,261,121	75,330
IFB Ser. 07-15, Class BI, IO, 1.569s, 2037	593,035	40,867
IFB Ser. 06-23, Class SC, IO, 1.569s, 2036	482,400	33,474
IFB Ser. 06-16, Class SM, IO, 1.569s, 2036	281,497	19,432
IFB Ser. 05-95, Class CI, IO, 1.569s, 2035	518,919	37,773
IFB Ser. 05-84, Class SG, IO, 1.569s, 2035	872,768	64,476
IFB Ser. 05-54, Class SA, IO, 1.569s, 2035	902,182	52,298
IFB Ser. 05-23, Class SG, IO, 1.569s, 2035	685,695	47,693
IFB Ser. 05-104, Class NI, IO, 1.569s, 2035	604,456	42,458
IFB Ser. 05-17, Class SA, IO, 1.569s, 2035	592,922	46,116
IFB Ser. 05-17, Class SE, IO, 1.569s, 2035	645,614	49,649
IFB Ser. 05-57, Class DI, IO, 1.569s, 2035	1,394,273	87,635
IFB Ser. 05-104, Class SI, IO, 1.569s, 2033	570,119	36,192
IFB Ser. 05-83, Class QI, IO, 1.559s, 2035	139,453	11,184
IFB Ser. 06-128, Class GS, IO, 1.549s, 2037	333,383	24,266
IFB Ser. 05-83, Class SL, IO, 1.539s, 2035	1,529,109	96,405
IFB Ser. 07-63, Class SB, IO, 1.519s, 2037	2,369,365	138,666
IFB Ser. 06-114, Class IS, IO, 1.519s, 2036	417,805	25,583
IFB Ser. 06-115, Class GI, IO, 1.509s, 2036	363,690	25,560
IFB Ser. 06-115, Class IE, IO, 1.509s, 2036	307,352	21,834
IFB Ser. 06-117, Class SA, IO, 1.509s, 2036	466,554	29,504
IFB Ser. 06-121, Class SD, IO, 1.509s, 2036	791,738	55,403
IFB Ser. 06-109, Class SG, IO, 1.499s, 2036	558,938	36,177
IFB Ser. 06-104, Class SY, IO, 1.489s, 2036	218,360	13,226
IFB Ser. 06-109, Class SH, IO, 1.489s, 2036	392,660	30,274
IFB Ser. 07-W6, Class 4A2, IO, 1.469s, 2037	1,441,013	85,953
IFB Ser. 06-128, Class SC, IO, 1.469s, 2037	1,342,240	81,266
IFB Ser. 06-44, Class IS, IO, 1.469s, 2036	670,246	40,683
IFB Ser. 06-45, Class SM, IO, 1.469s, 2036	670,753	37,912
IFB Ser. 06-8, Class JH, IO, 1.469s, 2036	1,437,649	103,210
IFB Ser. 05-122, Class SG, IO, 1.469s, 2035	282,847	19,296
IFB Ser. 05-95, Class OI, IO, 1.459s, 2035	87,945	7,257
IFB Ser. 06-92, Class JI, IO, 1.449s, 2036	255,844	16,567
IFB Ser. 06-92, Class LI, IO, 1.449s, 2036	454,822	27,198
IFB Ser. 06-96, Class ES, IO, 1.449s, 2036	512,438	32,474

IFB Ser. 06-99, Class AS, IO, 1.449s, 2036	280,081	17,299
IFB Ser. 06-85, Class TS, IO, 1.429s, 2036	764,022	45,674
IFB Ser. 06-61, Class SE, IO, 1.419s, 2036	815,849	47,312
IFB Ser. 07-76, Class SA, IO, 1.409s, 2037	517,117	27,261
IFB Ser. 07-W7, Class 2A2, IO, 1.399s, 2037	1,201,083	69,758
Ser. 06-116, Class ES, IO, 1.52s, 2036	202,317	12,265
IFB Ser. 07-W8, Class 2A2, IO, 1.319s, 2037	778,320	40,239
IFB Ser. 06-70, Class WI, IO, 1.319s, 2036	292,443	12,520
IFB Ser. 07-30, Class JS, IO, 1.309s, 2037	824,888	50,201
IFB Ser. 07-30, Class LI, IO, 1.309s, 2037	1,254,158	79,893
IFB Ser. 07-W2, Class 1A2, IO, 1.299s, 2037	1,984,789	111,876
IFB Ser. 07-W4, Class 2A2, IO, 1.289s, 2037	2,160,242	112,954
Ser. 06-104, Class SG, IO, 1.47s, 2036	404,760	25,415
IFB Ser. 07-54, Class IA, IO, 1.279s, 2037	433,417	27,178
IFB Ser. 07-54, Class IB, IO, 1.279s, 2037	433,417	27,178
IFB Ser. 07-54, Class IC, IO, 1.279s, 2037	433,417	27,178
IFB Ser. 07-54, Class ID, IO, 1.279s, 2037	433,417	27,178
IFB Ser. 07-54, Class IE, IO, 1.279s, 2037	433,417	27,178
IFB Ser. 07-54, Class IF, IO, 1.279s, 2037	644,321	40,403
IFB Ser. 07-54, Class UI, IO, 1.279s, 2037	484,853	32,556
IFB Ser. 07-15, Class CI, IO, 1.249s, 2037	1,479,394	90,617
IFB Ser. 06-123, Class BI, IO, 1.249s, 2037	1,955,399	116,177
IFB Ser. 06-115, Class JI, IO, 1.249s, 2036	1,081,829	66,226
IFB Ser. 06-123, Class LI, IO, 1.189s, 2037	719,439	41,373
Ser. 06-94, Class NI, IO, 1.37s, 2036	197,459	11,914
FRB Ser. 03-W17, Class 12, IO, 1.153s, 2033	935,045	35,906
IFB Ser. 07-39, Class AI, IO, 0.989s, 2037	782,440	40,723
IFB Ser. 07-32, Class SD, IO, 0.979s, 2037	515,959	25,872
IFB Ser. 07-33, Class SD, IO, 0.979s, 2037	1,464,746	69,633
IFB Ser. 07-30, Class UI, IO, 0.969s, 2037	425,796	22,578
IFB Ser. 07-32, Class SC, IO, 0.969s, 2037	685,079	33,882
IFB Ser. 07-1, Class CI, IO, 0.969s, 2037	500,605	25,650
IFB Ser. 05-74, Class SE, IO, 0.969s, 2035	1,842,840	80,035
IFB Ser. 05-82, Class SI, IO, 0.969s, 2035	1,786,107	71,556
IFB Ser. 07-W4, Class 1A2, IO, 0.959s, 2037	5,989,204	266,792
IFB Ser. 07-W5, Class 1A2, IO, 0.949s, 2037	973,539	29,206
IFB Ser. 07-4, Class PS, IO, 0.924s, 2037	1,802,089	83,347
IFB Ser. 05-58, Class IK, IO, 0.869s, 2035	573,971	33,303
Ser. 03-T2, Class 2, IO, 0.821s, 2042	3,492,668	77,642
IFB Ser. 07-75, Class ID, IO, 0.739s, 2037	357,911	17,252
Ser. 03-W6, Class 51, IO, 0.683s, 2042	1,076,201	17,919
Ser. 03-W3, Class 2IO1, IO, 0.683s, 2042	344,991	6,560
Ser. 06-W3, Class 1AS, IO, 0.859s, 2046	1,708,419	67,269
Ser. 01-T12, Class IO, 0.564s, 2041	1,690,054	20,841
Ser. 03-W2, Class 1, IO, 0.47s, 2042	1,833,454	21,023
Ser. 03-W3, Class 1, IO, 0.442s, 2042	3,653,366	49,086
Ser. 02-T1, Class IO, IO, 0.425s, 2031	1,517,538	12,184
Ser. 03-W6, Class 3, IO, 0.366s, 2042	1,444,892	14,551
Ser. 03-W6, Class 23, IO, 0.352s, 2042	1,553,669	15,080
Ser. 03-W4, Class 3A, IO, 0.344s, 2042	1,415,330	13,767
Ser. 372, Class 1, Principal Only (PO), zero %, 2036	2,190,503	1,642,781
Ser. 04-38, Class AO, PO, zero %, 2034	584,162	413,295
Ser. 04-61, Class CO, PO, zero %, 2031	418,375	336,789
Ser. 07-31, Class TS, IO, zero %, 2009	1,267,079	11,528
Ser. 07-15, Class IM, IO, zero %, 2009	494,879	5,494
Ser. 07-16, Class TS, IO, zero %, 2009	2,026,123	19,449
FRB Ser. 06-115, Class SN, zero %, 2036	187,028	201,727
FRB Ser. 05-65, Class ER, zero %, 2035	347,281	339,753
FRB Ser. 05-57, Class UL, zero %, 2035	329,892	332,877
FRB Ser. 05-36, Class QA, zero %, 2035	64,134	59,876
FRB Ser. 05-65, Class CU, zero %, 2034	56,443	69,534
FRB Ser. 05-81, Class DF, zero %, 2033	37,948	40,284
IFB Ser. 06-75, Class FY, zero %, 2036	90,786	93,963
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	27,869	30,358
Ser. T-58, Class 4A, 7 1/2s, 2043	144,539	152,675
Ser. T-51, Class 2A, 7 1/2s, 2042	185,254	194,489
Ser. T-42, Class A5, 7 1/2s, 2042	80,149	84,221
Ser. T-60, Class 1A2, 7s, 2044	522,094	546,087
Ser. T-41, Class 2A, 7s, 2032	23,564	24,462
Ser. T-56, Class A, IO, 0.524s, 2043	1,466,934	20,995
Ser. T-56, Class 3, IO, 0.376s, 2043	1,060,890	2,440
Ser. T-56, Class 1, IO, 0.284s, 2043	1,334,167	1,868
Ser. T-56, Class 2, IO, 0.031s, 2043	1,224,174	979
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	325,456	349,980
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.685s, 2033	3,795,910	171,969
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	346,000	372,688
Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	125,877
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	443,000	465,199
Freddie Mac
IFB Ser. 3182, Class PS, 5.59s, 2032	275,766	308,824
IFB Ser. 3339, Class JS, 5.444s, 2037	175,205	198,250
IFB Ser. 3339, Class WS, 5.092s, 2037	191,713	227,521
IFB Ser. 3202, Class PS, 4.725s, 2036	94,966	106,440
IFB Ser. 3153, Class SX, 4.488s, 2036	89,456	97,579
IFB Ser. 3349, Class SA, 4.485s, 2037	653,085	714,958
IFB Ser. 3331, Class SE, 4.485s, 2037	164,604	177,254
IFB Ser. 3149, Class SU, 3.843s, 2036	141,927	136,906
IFB Ser. 3114, Class GK, 3.39s, 2036	129,877	132,772
IFB Ser. 2976, Class KL, 3.291s, 2035	353,604	358,505
IFB Ser. 3081, Class DC, 3.274s, 2035	194,710	199,814

IFB Ser. 2990, Class DP, 3.181s, 2034	303,034	305,660
IFB Ser. 2979, Class AS, 3.181s, 2034	87,315	87,774
IFB Ser. 2927, Class SI, IO, 2.748s, 2035	508,797	59,933
IFB Ser. 3065, Class DC, 2.603s, 2035	307,947	291,400
IFB Ser. 2990, Class LB, 2.243s, 2034	373,420	347,680
IFB Ser. 2990, Class WP, 2.187s, 2035	225,667	219,779
IFB Ser. 2828, Class GI, IO, 1.748s, 2034	582,329	54,186
IFB Ser. 3184, Class SP, IO, 1.598s, 2033	461,968	34,232
IFB Ser. 2869, Class SH, IO, 1.548s, 2034	282,624	18,449
IFB Ser. 2869, Class JS, IO, 1.498s, 2034	1,338,393	85,688
IFB Ser. 3203, Class SH, IO, 1.388s, 2036	261,944	23,397
Ser. 3236, Class ES, IO, 0.948s, 2036	458,998	27,274
IFB Ser. 2755, Class SG, IO, 1.348s, 2031	551,522	32,705
IFB Ser. 2815, Class PT, IO, 1.298s, 2032	583,156	42,794
IFB Ser. 2828, Class TI, IO, 1.298s, 2030	278,466	19,150
IFB Ser. 3360, Class SC, 1.285s, 2037	277,631	260,626
IFB Ser. 3297, Class BI, IO, 1.008s, 2037	1,289,995	94,859
IFB Ser. 3284, Class IV, IO, 0.998s, 2037	330,766	25,865
IFB Ser. 3287, Class SD, IO, 0.998s, 2037	516,728	33,684
IFB Ser. 3281, Class BI, IO, 0.998s, 2037	251,785	17,536
IFB Ser. 3028, Class ES, IO, 0.998s, 2035	1,443,958	104,747
IFB Ser. 2922, Class SE, IO, 0.998s, 2035	720,977	44,836
IFB Ser. 3045, Class DI, IO, 0.978s, 2035	3,790,207	232,165
IFB Ser. 3136, Class NS, IO, 0.948s, 2036	931,814	58,656
IFB Ser. 3118, Class SD, IO, 0.948s, 2036	1,156,705	66,828
IFB Ser. 3054, Class CS, IO, 0.948s, 2035	306,826	15,952
IFB Ser. 3107, Class DC, IO, 0.948s, 2035	1,522,151	113,916
IFB Ser. 3129, Class SP, IO, 0.948s, 2035	613,763	33,748
IFB Ser. 3066, Class SI, IO, 0.948s, 2035	994,067	72,110
IFB Ser. 2927, Class ES, IO, 0.948s, 2035	403,708	22,018
IFB Ser. 2950, Class SM, IO, 0.948s, 2016	775,377	47,366
IFB Ser. 3256, Class S, IO, 0.938s, 2036	511,471	37,286
IFB Ser. 3031, Class BI, IO, 0.937s, 2035	279,874	22,177
IFB Ser. 3244, Class SB, IO, 0.908s, 2036	361,223	24,159
IFB Ser. 3244, Class SG, IO, 0.908s, 2036	416,325	28,612
IFB Ser. 3326, Class GS, IO, 0.898s, 2037	1,860,454	107,466
IFB Ser. 3236, Class IS, IO, 0.898s, 2036	676,119	43,621
IFB Ser. 3147, Class SH, IO, 0.898s, 2036	1,244,486	88,458
IFB Ser. 2962, Class BS, IO, 0.898s, 2035	1,691,309	98,500
IFB Ser. 3114, Class TS, IO, 0.898s, 2030	1,893,940	106,019
IFB Ser. 3128, Class JI, IO, 0.878s, 2036	1,009,784	70,532
IFB Ser. 2990, Class LI, IO, 0.878s, 2034	544,307	38,856
IFB Ser. 3240, Class S, IO, 0.868s, 2036	1,255,137	83,982
IFB Ser. 3153, Class JI, IO, 0.868s, 2036	601,403	35,153
IFB Ser. 3065, Class DI, IO, 0.868s, 2035	216,103	17,028
IFB Ser. 3145, Class GI, IO, 0.848s, 2036	823,270	60,487
IFB Ser. 3114, Class GI, IO, 0.848s, 2036	310,529	24,708
IFB Ser. 3218, Class AS, IO, 0.828s, 2036	439,961	26,630
IFB Ser. 3221, Class SI, IO, 0.828s, 2036	550,989	34,330
IFB Ser. 3153, Class UI, IO, 0.818s, 2036	1,453,068	113,341
IFB Ser. 3202, Class PI, IO, 0.788s, 2036	1,492,695	93,531
IFB Ser. 3201, Class SG, IO, 0.748s, 2036	694,264	43,058
IFB Ser. 3203, Class SE, IO, 0.748s, 2036	617,794	37,761
IFB Ser. 3171, Class PS, IO, 0.733s, 2036	549,636	34,502
IFB Ser. 3152, Class SY, IO, 0.728s, 2036	655,672	44,921
IFB Ser. 3284, Class BI, IO, 0.698s, 2037	409,786	23,938
IFB Ser. 3199, Class S, IO, 0.698s, 2036	330,228	19,704
IFB Ser. 3284, Class LI, IO, 0.688s, 2037	1,579,320	98,339
IFB Ser. 3281, Class AI, IO, 0.678s, 2037	1,491,062	93,072
IFB Ser. 3311, Class IA, IO, 0.658s, 2037	610,946	39,463
IFB Ser. 3311, Class IB, IO, 0.658s, 2037	610,946	39,463
IFB Ser. 3311, Class IC, IO, 0.658s, 2037	610,946	39,463
IFB Ser. 3311, Class ID, IO, 0.658s, 2037	610,946	39,463
IFB Ser. 3311, Class IE, IO, 0.658s, 2037	863,717	55,791
IFB Ser. 3274, Class JS, IO, 0.658s, 2037	1,104,976	61,127
IFB Ser. 3240, Class GS, IO, 0.628s, 2036	754,404	45,600
IFB Ser. 3339, Class TI, IO, 0.388s, 2037	565,257	30,779
IFB Ser. 3288, Class SJ, IO, 0.378s, 2037	688,236	31,827
IFB Ser. 3284, Class CI, IO, 0.368s, 2037	1,145,180	59,921
IFB Ser. 3291, Class SA, IO, 0.358s, 2037	737,308	32,444
IFB Ser. 3016, Class SQ, IO, 0.358s, 2035	604,525	23,361
IFB Ser. 3284, Class WI, IO, 0.348s, 2037	1,900,939	96,408
IFB Ser. 3286, Class SA, IO, 0.348s, 2037	785,491	33,383
IFB Ser. 3235, Class SA, IO, 0.198s, 2036	322,354	13,069
Ser. 246, PO, zero %, 2037	1,552,285	1,167,953
Ser. 3300, Class PO, zero %, 2037	216,138	165,345
Ser. 242, Class PO, PO, zero %, 2036	5,999,551	4,518,652
Ser. 239, PO, zero %, 2036	1,150,713	856,871
Ser. 236, PO, zero %, 2036	644,935	485,849
FRB Ser. 3349, Class DO, zero %, 2037	136,524	132,568
FRB Ser. 3327, Class YF, zero %, 2037	251,163	258,948
FRB Ser. 3326, Class YF, zero %, 2037	158,405	176,463
FRB Ser. 3239, Class BF, zero %, 2036	279,791	316,688
FRB Ser. 3231, Class XB, zero %, 2036	181,321	184,840
FRB Ser. 3149, Class XF, zero %, 2036	85,438	89,039
FRB Ser. 3147, Class SF, zero %, 2036	243,473	250,454
FRB Ser. 3122, Class GF, zero %, 2036	145,356	148,478
FRB Ser. 3326, Class WF, zero %, 2035	143,004	140,306
FRB Ser. 3003, Class XF, zero %, 2035	281,257	278,225
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.054s, 2043	6,524,025	47,256
Ser. 05-C3, Class XC, IO, 0.059s, 2045	30,953,826	158,391
Ser. 07-C1, Class XC, IO, 0.042s, 2019	24,581,467	174,301
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.082s, 2036	131,000	136,099
Ser. 97-C1, Class X, IO, 1.315s, 2029	200,980	11,431
Ser. 05-C1, Class X1, IO, 0.166s, 2043	11,967,166	155,202

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,000	203,915
Ser. 06-C1, Class XC, IO, 0.056s, 2045	17,853,994	129,031
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 8.445s, 2037	413,639	557,947
IFB Ser. 07-44, Class SP, 7.741s, 2036	198,896	229,791
Ser. 07-58, Class PS, IO, 6s, 2037 (FWC)	211,000	14,727
Ser. 07-58, Class SA, IO, 6s, 2037 (FWC)	410,000	20,824
Ser. 07-59, Class PS, IO, 6s, 2037 (FWC)	303,000	19,222
Ser. 07-59, Class SD, IO, 6s, 2037 (FWC)	900,000	44,438
Ser. 07-59, Class SP, IO, 6s, 2037 (FWC)	452,000	28,815
Ser. 07-57, Class QA, 6s, 2037 (FWC)	959,000	48,250
IFB Ser. 07-38, Class AS, 5.66s, 2037	392,609	462,813
IFB Ser. 05-7, Class JM, 4.065s, 2034	364,243	363,029
IFB Ser. 06-62, Class SI, IO, 1.884s, 2036	534,860	40,845
IFB Ser. 07-1, Class SL, IO, 1.864s, 2037	248,432	19,617
IFB Ser. 07-1, Class SM, IO, 1.854s, 2037	248,432	19,539
IFB Ser. 05-66, Class SP, 1.658s, 2035	186,064	173,335
IFB Ser. 07-53, Class SC, IO, 0.68s, 2037	524,000	22,265
IFB Ser. 07-53, Class ES, IO, 1.4s, 2037	446,000	19,756
IFB Ser. 07-26, Class SG, IO, 1.354s, 2037	687,333	48,953
IFB Ser. 07-9, Class BI, IO, 1.324s, 2037	1,648,696	102,883
IFB Ser. 07-25, Class SA, IO, 1.304s, 2037	579,768	33,717
IFB Ser. 07-25, Class SB, IO, 1.304s, 2037	1,131,466	65,802
IFB Ser. 07-26, Class LS, IO, 1.304s, 2037	1,429,644	99,600
IFB Ser. 07-26, Class SA, IO, 1.304s, 2037	1,616,973	97,909
IFB Ser. 07-22, Class S, IO, 1.304s, 2037	365,558	28,007
IFB Ser. 07-11, Class SA, IO, 1.304s, 2037	364,016	25,128
IFB Ser. 07-14, Class SB, IO, 1.304s, 2037	345,128	23,740
IFB Ser. 06-69, Class SA, IO, 1.304s, 2036	847,211	51,624
IFB Ser. 07-51, Class SJ, IO, 1.254s, 2037	393,955	31,174
IFB Ser. 06-38, Class SG, IO, 1.154s, 2033	1,632,236	77,791
IFB Ser. 07-51, Class SG, IO, 1.084s, 2037	136,545	7,431
IFB Ser. 07-26, Class SD, IO, 1.048s, 2037	802,108	54,869
IFB Ser. 07-9, Class DI, IO, 1.014s, 2037	835,285	44,879
IFB Ser. 06-28, Class GI, IO, 1.004s, 2035	576,982	31,120
IFB Ser. 07-48, Class SB, IO, 0.898s, 2037	674,702	37,217
IFB Ser. 05-65, Class SI, IO, 0.854s, 2035	664,767	35,148
IFB Ser. 07-53, Class SG, IO, 0.797s, 2037	284,000	15,135
IFB Ser. 06-14, Class S, IO, 0.754s, 2036	537,559	25,816
IFB Ser. 07-9, Class AI, IO, 0.748s, 2037	628,961	37,881
IFB Ser. 06-11, Class ST, IO, 0.744s, 2036	331,366	15,699
IFB Ser. 07-36, Class SY, IO, 0.718s, 2037	478,646	26,913
IFB Ser. 07-27, Class SD, IO, 0.704s, 2037	409,669	17,943
IFB Ser. 07-19, Class SJ, IO, 0.704s, 2037	700,819	31,135
IFB Ser. 07-23, Class ST, IO, 0.704s, 2037	803,279	32,621
IFB Ser. 07-8, Class SA, IO, 0.704s, 2037	1,794,579	89,729
IFB Ser. 07-9, Class CI, IO, 0.704s, 2037	1,087,517	47,523
IFB Ser. 07-7, Class EI, IO, 0.704s, 2037	713,145	31,368
IFB Ser. 07-1, Class S, IO, 0.704s, 2037	913,013	40,922
IFB Ser. 07-3, Class SA, IO, 0.704s, 2037	870,310	38,708
IFB Ser. 07-53, Class SE, IO, 0.697s, 2037	1,600,000	80,781
IFB Ser. 07-21, Class S, IO, 0.448s, 2037	855,387	42,016
IFB Ser. 07-43, Class SC, IO, 0.348s, 2037	521,748	23,538
FRB Ser. 07-49, Class UF, zero %, 2037	99,830	98,207
FRB Ser. 07-35, Class UF, zero %, 2037	110,697	118,933
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.857s, 2039	3,394,443	130,341
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039	300,000	296,204
Ser. 05-GG5, Class XC, IO, 0.051s, 2037	24,893,289	99,184
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.324s, 2039	4,304,560	99,543
Ser. 05-GG3, Class XC, IO, 0.142s, 2042	20,717,804	326,953
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	300,000	301,531
FRB Ser. 07-GG10, Class AM, 5.799s, 2045	1,071,000	1,083,634
Ser. 06-GG8, Class A4, 5.56s, 2039	433,000	432,766
Ser. 04-GG2, Class A6, 5.396s, 2038	575,000	574,339
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 9.003s, 2015	75,000	74,250
Ser. 98-C1, Class F, 6s, 2030	173,000	172,974
Ser. 03-C1, Class X1, IO, 0.529s, 2040	2,400,435	41,411
Ser. 05-GG4, Class XC, IO, 0.179s, 2039	14,295,560	232,303
Ser. 04-C1, Class X1, IO, 0.16s, 2028	5,900,975	35,037
Ser. 06-GG6, Class XC, IO, 0.035s, 2038	14,800,890	45,675
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.838s, 2035	263,629	260,138
JPMorgan FRB Ser. 07-CB19, Class AM, 5.747s, 2049	1,253,000	1,243,214
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-CB20, Class A3, 5.863s, 2051	751,000	756,137
Ser. 07-CB18, Class AM, 5.466s, 2047	876,000	850,771
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	123,000	131,793
FRB Ser. 07-LD12, Class AM, 6.063s, 2051	2,214,000	2,243,402
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	3,461,000	3,510,769
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	375,000	379,451
FRB Ser. 07-LD11, Class AM, 5.819s, 2049	479,000	477,055
Ser. 07-CB20, Class A4, 5.837s, 2051	901,000	909,866
Ser. 06-CB15, Class A4, 5.814s, 2043	575,000	583,825
Ser. 06-CB14, Class AM, 5.629s, 2044	684,000	673,220
Ser. 06-CB16, Class A4, 5.552s, 2045	495,000	491,674
Ser. 06-CB14, Class A4, 5.481s, 2044	636,000	631,529
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049	487,000	469,877
Ser. 05-LDP2, Class AM, 4.78s, 2042	250,000	232,940
Ser. 06-LDP8, Class X, IO, 0.574s, 2045	4,503,737	177,447
Ser. 06-CB17, Class X, IO, 0.514s, 2043	5,061,075	187,412

Ser. 06-LDP9, Class X, IO, 0.456s, 2047	1,274,960	39,843
Ser. 07-LDPX, Class X, IO, 0.344s, 2049	7,202,104	162,047
Ser. 06-CB16, Class X1, IO, 0.057s, 2045	5,139,484	78,634
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	29,859,252	27,993
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	152,000	153,097
Ser. 06-FL2A, Class X1, IO, 0.855s, 2018	2,687,274	4,031
Ser. 03-ML1A, Class X1, IO, 0.616s, 2039	6,607,404	217,580
Ser. 05-LDP2, Class X1, IO, 0.113s, 2042	20,456,592	335,616
Ser. 05-LDP1, Class X1, IO, 0.096s, 2046	7,313,522	66,279
Ser. 05-CB12, Class X1, IO, 0.096s, 2037	7,372,284	70,267
Ser. 05-LDP3, Class X1, IO, 0.062s, 2042	10,996,277	82,472
Ser. 07-CB20, Class X1, IO, 0.049s, 2051	11,162,000	142,009
Ser. 05-LDP5, Class X1, IO, 0.044s, 2044	46,797,623	212,052
Ser. 06-LDP6, Class X1, IO, 0.05s, 2043	4,768,530	24,588
Ser. 06-CB14, Class X1, IO, 0.06s, 2044	7,663,533	33,528
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	91,143
Ser. 99-C1, Class G, 6.41s, 2031	97,000	101,022
Ser. 98-C4, Class G, 5.6s, 2035	84,000	84,699
Ser. 98-C4, Class H, 5.6s, 2035	143,000	135,698
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class AM, 6.114s, 2017	1,132,000	1,151,810
Ser. 07-C6, Class A2, 5.845s, 2012	1,078,000	1,103,225
Ser. 04-C7, Class A6, 4.786s, 2029	242,000	233,042
Ser. 07-C2, Class XW, IO, 0.536s, 2040	1,561,499	60,850
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.908s, 2037	3,535,474	55,080
Ser. 06-C7, Class XW, IO, 0.719s, 2038	3,561,555	160,049
Ser. 05-C3, Class XCL, IO, 0.176s, 2040	7,613,471	156,284
Ser. 05-C2, Class XCL, IO, 0.146s, 2040	30,289,660	326,494
Ser. 05-C5, Class XCL, IO, 0.12s, 2020	9,408,496	128,272
Ser. 06-C1, Class XCL, IO, 0.068s, 2041	13,996,850	147,549
Ser. 05-C7, Class XCL, IO, 0.081s, 2040	16,967,327	145,458
Ser. 07-C2, Class XCL, IO, 0.065s, 2040	13,420,695	214,800
Ser. 06-C7, Class XCL, IO, 0.064s, 2038	5,790,772	100,059
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 6.703s, 2017	137,000	137,150
FRB Ser. 05-LLFA, 6.553s, 2018	57,000	56,858
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 10.133s, 2036	167,742	188,805
IFB Ser. 06-7, Class 2A4, IO, 1.419s, 2036	1,830,854	81,185
IFB Ser. 06-7, Class 2A5, IO, 1.419s, 2036	1,659,794	94,239
IFB Ser. 07-5, Class 4A3, 9.293s, 2036	292,525	320,396
IFB Ser. 07-5, Class 8A2, IO, 2.589s, 2036	936,950	58,466
IFB Ser. 07-4, Class 3A2, IO, 2.069s, 2037	428,501	25,643
IFB Ser. 06-5, Class 2A2, IO, 2.019s, 2036	1,054,484	57,451
Ser. 07-1, Class 3A2, IO, 2.118s, 2037	727,614	54,609
IFB Ser. 07-4, Class 2A2, IO, 1.539s, 2037	1,686,291	97,351
IFB Ser. 07-1, Class 2A3, IO, 1.499s, 2037	1,243,350	79,816
IFB Ser. 06-9, Class 2A2, IO, 1.489s, 2037	1,050,463	64,328
IFB Ser. 06-6, Class 5A2, IO, 1.369s, 2036	678,360	19,668
IFB Ser. 07-5, Class 10A2, IO, 1.209s, 2037	838,589	33,347
Ser. 06-9, Class 2A3, IO, 1.488s, 2036	1,507,578	92,379
IFB Ser. 06-5, Class 1A3, IO, 0.269s, 2036	283,224	2,483
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 7.286s, 2034	29,262	28,957
FRB Ser. 04-13, Class 3A6, 3.786s, 2034	461,000	447,723
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	315,470	4,832
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	807,023	2,398
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049	10,686,068	154,447
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 6.253s, 2022	99,966	100,516
Ser. 06-1, Class X1TM, IO, zero%, 2022	1,001,000	112
Ser. 06-1, Class X1A, IO, 1.844s, 2022	1,456,517	21,988
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.108s, 2030	82,000	88,455
FRB Ser. 05-A9, Class 3A1, 5.279s, 2035	778,759	770,484
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A4, 5.83s, 2050	230,000	234,221
FRB Ser. 07-C1, Class AM, 5.83s, 2050	217,000	218,250
Ser. 05-MCP1, Class XC, IO, 0.091s, 2043	9,337,347	121,094
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.236s, 2044	4,986,462	41,684
Ser. 04-KEY2, Class XC, IO, 0.247s, 2039	1,142,179	24,137
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049	365,000	372,003
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-3, Class XC, IO, 0.055s, 2046	6,828,227	109,934
Ser. 07-7, Class X, IO, 0.02s, 2050	25,237,000	97,596
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	324,827	94,301
Ser. 05-C3, Class X, IO, 5.555s, 2044	386,329	108,776
Ser. 06-C4, Class X, IO, 5.095s, 2016	1,141,000	378,587
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.622s, 2043	1,411,890	56,972
Morgan Stanley Capital I
FRB Ser. 06-IQ11, Class A4, 5.774s, 2042	575,000	580,900
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	228,000	226,703
Ser. 07-HQ11, Class A4, 5.447s, 2044	522,000	517,820
Ser. 05-HQ6, Class A4A, 4.989s, 2042	553,000	543,676
Ser. 04-HQ4, Class A7, 4.97s, 2040	286,000	278,830
Morgan Stanley Capital I 144A

Ser. 98-HF1, Class F, 7.18s, 2030	74,000	74,262
Ser. 04-RR, Class F5, 6s, 2039	220,000	182,402
Ser. 04-RR, Class F6, 6s, 2039	230,000	177,655
Ser. 05-HQ5, Class X1, IO, 0.097s, 2042	3,028,617	22,833
Ser. 05-HQ6, Class X1, IO, 0.1s, 2042	11,981,900	121,048
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.353s, 2035	685,422	681,447
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.085s, 2030	124,000	125,842
Permanent Financing PLC FRB Ser. 8, Class 2C, 6.124s,
2042 (United Kingdom)	319,000	316,907
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	490,000	502,348
Ser. 00-C1, Class J, 6 5/8s, 2010	146,000	126,957
Ser. 00-C2, Class J, 6.22s, 2033	127,000	127,951
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.419s, 2036	170,767	2,588
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	688,224	657,314
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.771s, 2036	2,971,974	141,594
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	100,000	92,875
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	62,000	55,594
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	41,000	37,582
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 7.209s, 2034	7,826	7,947
FRB Ser. 05-18, Class 6A1, 5.242s, 2035	308,622	307,023
Wachovia Bank Commercial Mortgage Trust
Ser. 04-C15, Class A4, 4.803s, 2041	426,000	409,865
Ser. 06-C28, Class XC, IO, 0.381s, 2048	2,219,760	55,871
Ser. 06-C29, Class IO, 0.372s, 2048	10,621,265	293,784
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 9.053s, 2018	100,000	99,408
Ser. 03-C3, Class IOI, IO, 0.504s, 2035	2,284,327	69,315
Ser. 07-C31, IO, 0.261s, 2047	12,157,308	236,338
Ser. 06-C27, Class XC, IO, 0.063s, 2045	5,868,063	56,920
Ser. 06-C23, Class XC, IO, 0.05s, 2045	8,402,257	50,750
Ser. 06-C26, Class XC, IO, 0.041s, 2045	3,352,395	12,437
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class X, IO, 1.077s, 2049	2,067,591	91,669
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.955s, 2043	899,043	44,847
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036	30,000	27,592
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.184s, 2031 (Cayman Islands)	186,000	175,852
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.3s, 2036	391,449	386,777
Ser. 05-AR2, Class 2A1, 4.545s, 2035	194,815	191,086
Ser. 04-R, Class 2A1, 4.362s, 2034	199,154	195,295
Ser. 05-AR9, Class 1A2, 4.353s, 2035	175,786	171,930
Ser. 05-AR12, Class 2A5, 4.318s, 2035	2,803,000	2,742,560
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	6,075,000	49,409

Total collateralized mortgage obligations (cost $105,510,944)		$106,503,761

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.3%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.3%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from May 20, 2037 to
August 20, 2037	$7,023,903	$7,180,021

U.S. Government Agency Mortgage Obligations (9.0%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
5 1/2s, November 1, 2036	224,015	219,491
5 1/2s, with due dates from March 1, 2020 to
April 1, 2020	127,643	127,573
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, September 1, 2022	93,764	99,501
7s, with due dates from April 1, 2032 to
December 1, 2035	1,245,430	1,290,797
7s, with due dates from October 1, 2007 to
November 1, 2014	71,608	73,939
6 1/2s, with due dates from April 1, 2033 to
August 1, 2037	2,561,204	2,610,430
6 1/2s, TBA, October 1, 2037	5,900,000	6,006,938
6s, with due dates from December 1, 2032 to
August 1, 2037	4,353,180	4,361,498
6s, with due dates from February 1, 2009 to
September 1, 2019	2,374,050	2,407,049
5 1/2s, with due dates from June 1, 2022 to
June 1, 2037	6,904,797	6,852,377
5 1/2s, with due dates from August 1, 2019 to
May 1, 2022	6,704,563	6,694,339
5s, with due dates from September 1, 2035 to
January 1, 2036	7,935,352	7,585,079
5s, TBA, October 1, 2037	5,200,000	4,962,750
4 1/2s, with due dates from November 1, 2020 to
November 1, 2035	3,959,532	3,782,478

4 1/2s, with due dates from June 1, 2020 to
September 1, 2020	2,148,234	2,077,828
		49,152,067

Total U.S. government and agency mortgage obligations (cost $56,265,050)		$56,332,088

U.S. TREASURY OBLIGATIONS (0.2%)(a) (cost $968,840)

	Principal amount	Value

U.S. Treasury Notes 3 1/4s, August 15, 2008	$967,000	$959,748

ASSET-BACKED SECURITIES (6.1%)(a)

	Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
5.281s, 2036	134,000	$128,187
Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.964s, 2035	311,337	303,990
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.546s, 2013	217,000	210,970
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	9,111	8,644
Ser. 04-6N, Class Note, 4 3/4s, 2035	7,977	7,568
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
5.915s, 2029	255,315	255,968
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 6.253s, 2012	346,992	345,113
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.631s, 2036	157,000	47,100
Arcap REIT, Inc. 144A Ser. 04-1A, Class E, 6.42s, 2039	137,110	134,247
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
5.291s, 2036	239,000	231,830
Asset Backed Funding Certificates FRB Ser. 05-WMC1,
Class M1, 5.571s, 2035	108,000	101,520
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.631s, 2036	33,000	7,279
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.631s, 2035	71,000	26,229
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 5.321s, 2036	66,000	64,219
FRB Ser. 06-HE4, Class A5, 5.291s, 2036	177,000	169,908
FRB Ser. 06-HE7, Class A4, 5.271s, 2036	70,000	66,940
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.196s, 2033	96,035	96,035
Banc of America Mortgage Securities FRB Ser. 03-F,
Class 2A1, 3.734s, 2033	50,751	50,156
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.783s, 2011	130,000	129,797
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	114,000	111,257
Bayview Commercial Asset Trust 144A Ser. 06-4A,
Class IO, IO, 1.14s, 2036	157,244	19,383
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 6.005s, 2039	683,452	683,450
FRB Ser. 04-D, Class A, 5.519s, 2044	192,302	169,226
Ser. 05-B, Class AIO, IO, 4.464s, 2039	1,277,280	125
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.481s, 2038	73,026	72,500
FRB Ser. 03-SSRA, Class A, 5.831s, 2038	73,026	73,026
FRB Ser. 04-SSRA, Class A1, 5.731s, 2039	146,409	146,043
Bear Stearns Asset Backed Securities Trust IFB Ser.
07-AC5, Class A6, IO, 1.419s, 2037	1,566,089	62,644
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.131s, 2035	100,000	19,500
FRB Ser. 06-PC1, Class M9, 6.881s, 2035	100,000	24,000
FRB Ser. 03-3, Class A2, 5.721s, 2043	234,634	230,821
FRB Ser. 03-1, Class A1, 5.631s, 2042	74,387	73,179
FRB Ser. 05-3, Class A1, 5.581s, 2035	125,001	122,970
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	15,876	15,685
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	16,072	14,786
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.44s, 2010	130,000	129,939
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1, 5.551s, 2035	47,000	44,627
IFB Ser. 07-6, Class 2A5, IO, 1.519s, 2037	619,741	24,480
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	524,316	91,412
Ser. 00-4, Class A6, 8.31s, 2032	1,086,182	898,475
Ser. 00-5, Class A6, 7.96s, 2032	217,000	199,546
Ser. 01-4, Class A4, 7.36s, 2033	684,563	715,204
Ser. 00-6, Class A5, 7.27s, 2031	184,513	185,554
Ser. 01-1, Class A5, 6.99s, 2032	1,066,795	999,317
Ser. 01-3, Class A4, 6.91s, 2033	681,197	679,184
Ser. 02-1, Class A, 6.681s, 2033	589,572	601,859
Countrywide Alternative Loan Trust
Ser. 07-25, Class 1A3, 6 1/2s, 2037	3,469,000	3,432,142
Ser. 05-24, Class IIAX, IO, 1.158s, 2035	1,390,836	36,845
Ser. 05-24, Class 1AX, IO, 1.195s, 2035	2,301,459	45,260
Countrywide Asset Backed Certificates
FRB Ser. 04-6, Class 2A5, 5.521s, 2034	113,937	111,018
FRB Ser. 05-14, Class 3A2, 5.371s, 2036	34,000	33,173
Countrywide Asset Backed NIM Certificates 144A
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	128	51
Ser. 04-14, 5s, 2036	5,072	4,768
Countrywide Home Loans

Ser. 06-0A5, Class X, IO, 2.435s, 2046	1,498,446	50,573
Ser. 05-9, Class 1X, IO, 1.839s, 2035	1,276,342	23,533
Ser. 05-2, Class 2X, IO, zero%, 2035	1,499,216	31,858
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	145,704	150,075
IFB Ser. 05-R1, Class 1AS, IO, 0.621s, 2035	1,238,050	43,218
IFB Ser. 05-R2, Class 1AS, IO, 0.241s, 2035	738,435	25,209
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	188,000	165,609
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	36,238	21,743
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	131,000	130,718
FHLMC Structured Pass Through Securities IFB Ser.
T-56, Class 2ASI, IO, 2.969s, 2043	236,104	20,585
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.671s, 2035	93,000	84,630
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	11,013	10
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 5.281s, 2036	158,000	150,446
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.761s, 2035	208,748	206,974
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	26,886	26,903
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	270,000	266,414
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 5.461s, 2036	221,000	209,950
FRB Ser. 06-2, Class 2A3, 5.301s, 2036	414,000	401,580
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	26,226	210
Ser. 04-3, Class A, 4 1/2s, 2034	546	8
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.431s, 2019	169,000	169,000
Ser. 04-1A, Class B, 6.355s, 2018	23,070	23,088
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	266,000	264,665
GEBL 144A
Ser. 04-2, Class D, 8.503s, 2032	102,437	83,998
Ser. 04-2, Class C, 6.603s, 2032	102,437	87,071
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.76s, 2041 (United Kingdom)	149,259	148,804
FRB Ser. 02-2, Class 1C, 6.61s, 2043 (United Kingdom)	103,409	102,892
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	1,403,194	1,283,923
Ser. 97-6, Class A9, 7.55s, 2029	87,777	91,472
Ser. 97-4, Class A7, 7.36s, 2029	156,902	162,993
Ser. 97-6, Class A8, 7.07s, 2029	34,204	35,136
Ser. 98-4, Class A7, 6.87s, 2030	55,508	54,121
Ser. 97-7, Class A8, 6.86s, 2029	106,960	109,444
Ser. 99-3, Class A7, 6.74s, 2031	285,000	288,206
Ser. 99-3, Class A6, 6 1/2s, 2031	121,390	121,390
Ser. 99-1, Class A6, 6.37s, 2025	195,000	195,975
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	525,770	509,790
Ser. 99-5, Class M1A, 8.3s, 2026	70,000	64,722
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045	938,303	22,871
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	140,731	140,613
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 5.281s, 2036	616,000	587,947
GSAMP Trust 144A Ser. 05-NC1, Class N, 5s, 2035	228	193
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	43,311	45,209
Ser. 05-RP3, Class 1A3, 8s, 2035	139,271	144,652
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	113,742	116,803
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	135,866	141,105
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	155,298	159,572
IFB Ser. 04-4, Class 1AS, IO, 0.6s, 2034	6,930,665	301,482
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.681s, 2030 (Cayman Islands)	250,000	223,500
FRB Ser. 05-1A, Class D, 6.661s, 2030 (Cayman Islands)	65,797	59,999
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	102,300	69,564
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.856s, 2036 (Cayman Islands)	298,272	268,445
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
5.461s, 2036	111,000	102,147
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	35,857	35,506
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	5,000	4,813
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	1,670,354	1,649,475
FRB Ser. 07-6, Class 2A1, 5.341s, 2037	1,266,127	1,234,504
IFB Ser. 07-3, Class 4B, IO, 1.559s, 2037	634,533	35,516
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.136s, 2036 (Cayman
Islands)	270,000	264,178
FRB Ser. 02-1A, Class FFL, 7.886s, 2037 (Cayman
Islands)	460,000	429,548
Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 5.391s, 2036	106,000	97,732
FRB Ser. 06-1, Class 2A3, 5.321s, 2036	189,000	183,330
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 8.381s, 2032	338,443	263,986

Ser. 02-A IO, 0.3s, 2032	11,416,124	119,682
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	28,572	27,590
FRB Ser. 02-1A, Class A1, 6.196s, 2024	106,461	106,369
MASTR Adjustable Rate Mortgages Trust Ser. 06-OA1,
Class X, IO, 2.09s, 2046	694,170	21,476
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	972	583
Mastr Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 5.281s, 2036	56,000	54,005
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	106,680	111,534
Ser. 05-1, Class 1A4, 7 1/2s, 2034	189,587	198,262
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.749s, 2027	494,558	464,885
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035	41,538	34,048
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	1,688	1,429
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands) (In
default) (NON)	3,701	3,646
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands) (In
default) (NON)	1,450	1,428
Ser. 04-WM3N, Class N1, 4 1/2s, 2035 (In default) (NON)	5,538	1,586
Ser. 04-WM1N, Class N1, 4 1/2s, 2034 (In default) (NON)	2,097	84
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	51,337	49,415
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012	7,922	7,897
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
6.048s, 2015 (Cayman Islands)	70,693	70,622
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	61,651	59,572
Ser. 04-B, Class C, 3.93s, 2012	25,982	24,934
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	174,746	165,185
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.759s, 2035	65,451	65,817
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	60,875	62,324
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 5.291s, 2036	132,000	126,509
FRB Ser. 06-2, Class A2C, 5.281s, 2036	132,000	125,160
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	181,067	163,022
Ser. 95-B, Class B1, 7.55s, 2021	78,000	50,700
Ser. 01-D, Class A3, 5.9s, 2022	27,377	21,902
Ser. 02-C, Class A1, 5.41s, 2032	470,965	434,026
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	75,918	67,760
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.8s, 2018 (Ireland)	79,000	71,100
FRB Ser. 05-A, Class D, 7s, 2012 (Ireland)	92,000	88,780
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.631s, 2035	30,000	9,600
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	31,520	31,170
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.631s, 2034	58,000	31,900
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034	3,183	3,024
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.874s,
2042 (United Kingdom)	160,000	156,976
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.694s, 2011 (United Kingdom)	275,000	264,346
FRB Ser. 04-2A, Class C, 6.574s, 2011 (United Kingdom)	109,000	103,955
Providian Gateway Master Trust 144A FRB Ser. 04-EA,
Class D, 6.683s, 2011	100,000	100,009
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 5.321s, 2036	227,000	220,928
FRB Ser. 07-RZ1, Class A2, 5.291s, 2037	206,000	194,607
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.881s, 2035	150,000	31,500
Ser. 04-NT12, Class Note, 4.7s, 2035	749	723
Ser. 04-NT, Class Note, 4 1/2s, 2034	18,537	927
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.559s, 2037	1,772,678	107,540
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.391s, 2033	198,113	178,302
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)	783	2
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)
(In default) (NON)	13,839	415
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)	36,851	4
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands) (In
default) (NON)	674	13
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	5,185	21
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	7,266	7
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	1,340	23
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	3,137	13
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 5.271s, 2037	193,000	187,210
SG Mortgage Securities Trust FRB Ser. 06-OPT2,

Class A3D, PO, 5.341s, 2036	226,000	211,739
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands) (In
default) (NON)	21,568	--
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 5.301s, 2036	107,000	103,924
FRB Ser. 06-3, Class A3, 5.291s, 2036	619,000	597,868
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.631s, 2035	82,000	28,700
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	1,388,268	1,384,381
Ser. 05-9, Class AX, IO, 1.113s, 2035	3,180,581	49,697
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.855s, 2034	108,554	108,544
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 5.391s, 2036	107,000	99,241
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.631s, 2035	166,000	16,600
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015	706,981	695,493
Structured Asset Securities Corp.
Ser. 07-4, Class 1A4, IO, 1s, 2037	8,131,077	256,875
IFB Ser. 07-4, Class 1A3, IO, 1.121s, 2037	8,131,077	373,329
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 0.3033s, 2037	1,553,027	50,122
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	184,000	157,245
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	45,518	44,814
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	120,437	20,187
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012	53,280	52,709
Ser. 04-3, Class D, 4.07s, 2012	29,951	29,689
Ser. 04-4, Class D, 3.58s, 2012	13,629	13,467
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.26s, 2044 (United Kingdom)	200,036	196,375

Total asset-backed securities (cost $34,966,514)		$33,762,321

CORPORATE BONDS AND NOTES (6.0%)(a)

	Principal amount	Value

Basic Materials (0.1%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$200,000	$196,548
Georgia-Pacific Corp. debs. 9 1/2s, 2011	72,000	75,960
Georgia-Pacific Corp. notes 8 1/8s, 2011	85,000	86,275
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	60,000	57,935
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)	105,000	95,810
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015	129,000	124,485
Westvaco Corp. unsec. notes 7 1/2s, 2027	25,000	26,425
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	95,000	94,469
		757,907

Capital Goods (0.1%)
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017	205,000	206,867
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	80,000	78,600
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	65,000	62,400
Legrand SA debs. 8 1/2s, 2025 (France)	120,000	140,400
		488,267

Communication Services (0.7%)
American Tower Corp. 144A sr. notes 7s, 2017	160,000	160,600
Ameritech Capital Funding company guaranty 6 1/4s, 2009	65,000	66,300
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	159,000	201,302
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	375,000	433,452
France Telecom notes 8 1/2s, 2031 (France)	50,000	64,266
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	85,000	85,340
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014	350,000	334,149
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	105,000	106,068
Southwestern Bell Telephone debs. 7s, 2027	180,000	183,853
Sprint Capital Corp. company guaranty 6.9s, 2019	120,000	120,475
Sprint Capital Corp. company guaranty 6 7/8s, 2028	235,000	226,798
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	45,000	47,556
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	135,000	128,159
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	55,000	53,377
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	15,000	14,602
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	175,000	187,529
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	55,000	55,562
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	30,000	35,857
Telus Corp. notes 8s, 2011 (Canada)	140,000	151,511

Verizon Communications, Inc. sr. unsec 5.55s, 2016	435,000	430,701
Verizon Communications, Inc. sr. unsec. bonds 5 1/2s,
2017	145,000	142,075
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	125,567
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	135,000	161,234
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	50,000	47,606
		3,563,939

Conglomerates (--%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	100,000	100,845

Consumer Cyclicals (0.3%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	80,000	77,536
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	90,000	80,632
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	125,000	129,481
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	155,000	160,301
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	235,000	237,185
Ford Motor Credit Corp. notes 6 3/8s, 2008	135,000	131,810
JC Penney Co., Inc. debs. 7.65s, 2016	10,000	10,884
JC Penney Co., Inc. notes 6 7/8s, 2015	130,000	134,818
JC Penney Co., Inc. sr. notes 6 3/8s, 2036	73,000	68,305
Marriott International, Inc. notes 6 3/8s, 2017	125,000	125,583
Office Depot, Inc. notes 6 1/4s, 2013	79,000	79,632
Omnicom Group, Inc. sr. notes 5.9s, 2016	90,000	89,522
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec
6 1/4s, 2013	195,000	195,712
Wyndham Worldwide Corp. sr. unsec. 6s, 2016	100,000	96,846
		1,618,247

Consumer Staples (0.7%)
Campbell Soup Co. debs. 8 7/8s, 2021	110,000	139,912
Cox Communications, Inc. notes 7 1/8s, 2012	145,000	153,674
Cox Communications, Inc. 144A notes 5 7/8s, 2016	135,000	132,152
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	125,000	133,737
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	235,000	228,389
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	261,364	262,828
Delhaize Group 144A notes 6 1/2s, 2017 (Belgium)	75,000	77,840
Diageo PLC company guaranty 8s, 2022	230,000	272,245
Estee Lauder Cos., Inc. (The) sr. unsec. 6s, 2037	140,000	135,476
Estee Lauder Cos., Inc. (The) sr. unsec. 5.55s, 2017	35,000	34,410
General Mills, Inc. sr. unsub. 5.65s, 2012	200,000	201,781
Kroger Co. company guaranty 6 3/4s, 2012	60,000	63,094
Kroger Co. company guaranty 6.4s, 2017	110,000	112,164
News America Holdings, Inc. company guaranty 7 3/4s,
2024	135,000	147,856
News America Holdings, Inc. debs. 7 3/4s, 2045	340,000	376,404
TCI Communications, Inc. company guaranty 7 7/8s, 2026	355,000	391,079
TCI Communications, Inc. debs. 9.8s, 2012	95,000	109,958
TCI Communications, Inc. debs. 7 7/8s, 2013	265,000	290,016
Time Warner Cable, Inc. 144A sr. unsec. 6.55s, 2037	95,000	93,037
Time Warner Cable, Inc. 144A sr. unsec. 5.85s, 2017	60,000	58,417
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	20,000	23,155
Time Warner, Inc. debs. 9.15s, 2023	85,000	103,654
Time Warner, Inc. debs. 9 1/8s, 2013	300,000	343,925
Viacom, Inc. sr. notes 5 3/4s, 2011	85,000	85,822
		3,971,025

Energy (0.4%)
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	92,000	91,389
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	48,000	47,577
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	140,000	146,300
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	25,000	22,901
Enterprise Products Operating LP company guaranty FRN
8 3/8s, 2066	240,000	246,660
EOG Resources, Inc. sr. unsec 5 7/8s, 2017	85,000	84,971
Forest Oil Corp. sr. notes 8s, 2011	80,000	83,000
Hess Corp. bonds 7 7/8s, 2029	165,000	189,654
Marathon Oil Corp. unsub. notes 6s, 2017	30,000	30,120
Marathon Oil Corp. unsub. bonds 6.6s, 2037	70,000	71,900
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	30,000	30,054
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	90,000	88,425
Nexen, Inc. bonds 6.4s, 2037 (Canada)	170,000	165,198
Peabody Energy Corp. sr. notes 5 7/8s, 2016	110,000	107,525
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	215,000	224,104
Sunoco, Inc. notes 4 7/8s, 2014	75,000	71,163
Tesoro Corp. 144A sr. notes 6 1/2s, 2017	135,000	134,325
Valero Energy Corp. sr. unsec. notes 7 1/2s, 2032	100,000	109,694
Weatherford International, Inc. 144A company guaranty
6.8s, 2037	30,000	30,813
Weatherford International, Inc. 144A company guaranty
6.35s, 2017	35,000	35,604
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	115,000	113,221
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	65,000	62,757
		2,187,355

Electronics (--%)
Tyco Electronics Group S 144A company guaranty 6s,
2012 (Luxembourg)	150,000	151,112

Financial (2.2%)
AGFC Capital Trust I company guaranty 6s, 2067	100,000	92,829
American Express Co. sr. unsec. notes 6.15s, 2017	175,000	176,601
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	280,000	264,193
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	235,000	240,799
Amvescap PLC company guaranty 5 5/8s, 2012 (United
Kingdom)	70,000	68,839
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	150,000	130,714
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	205,000	203,085
Block Financial Corp. notes 5 1/8s, 2014	100,000	91,315
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 7.358s, 2012 (Cayman Islands)	399,000	395,030
Brandywine Operating Partnership LP sr. unsec. 5.7s,
2017 (R)	110,000	102,828
Camden Property Trust notes 5.7s, 2017 (R)	105,000	98,838
Capital One Capital III company guaranty 7.686s, 2036	230,000	225,987
Chubb Corp. (The) sr. notes 6s, 2037	95,000	91,302
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	445,000	369,479
CIT Group, Inc. sr. notes 5.4s, 2013	20,000	18,756
CIT Group, Inc. sr. notes 5s, 2015	15,000	13,624
CIT Group, Inc. sr. notes 5s, 2014	160,000	144,472
Citigroup, Inc. sub. notes 5s, 2014	37,000	35,665
CNA Financial Corp. unsec. notes 6 1/2s, 2016	100,000	101,473
CNA Financial Corp. unsec. notes 6s, 2011	100,000	101,093
Colonial Properties Trust notes 6 1/4s, 2014 (R)	100,000	99,827
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	110,000	94,600
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	184,000	174,042
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	160,000	148,656
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	50,000	48,704
Dresdner Funding Trust I 144A bonds 8.151s, 2031	190,000	206,082
Duke Realty LP sr. unsec 6 1/2s, 2018	60,000	59,354
Equity One, Inc. notes 5 3/8s, 2015 (R)	90,000	83,932
ERP Operating, LP notes 5 3/4s, 2017	110,000	105,111
Fleet Capital Trust V bank guaranty FRN 6.646s, 2028	135,000	127,505
Fund American Cos., Inc. notes 5 7/8s, 2013	185,000	183,140
GATX Financial Corp. notes 5.8s, 2016	80,000	77,522
General Electric Capital Corp. sr. unsec 5 5/8s, 2017	465,000	464,873
General Motors Acceptance Corp. bonds 8s, 2031	115,000	112,824
General Motors Acceptance Corp. notes 7s, 2012	115,000	109,303
GMAC LLC unsub. notes FRN 6.808s, 2009	385,000	370,776
Goldman Sachs Group, Inc (The) sub. notes 6 3/4s, 2037	205,000	206,032
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	55,000	54,781
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	135,000	127,930
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	105,000	108,476
Hospitality Properties Trust sr. unsec. 6.7s, 2018 ®	70,000	69,593
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	55,000	53,911
HRPT Properties Trust notes 6 1/4s, 2016 (R)	80,000	77,313
HSBC Finance Capital Trust IX FRN 5.911s, 2035	500,000	474,588
HSBC Holdings PLC. sub. notes 6 1/2s, 2037 (United
Kingdom)	285,000	286,862
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	340,000	327,732
iStar Financial, Inc. sr. unsec. notes 5 7/8s, 2016 (R)	225,000	201,369
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	72,000	70,778
JPMorgan Chase Capital XXV bonds 6.8s, 2037	280,000	280,426
Kimco Realty Corp. sr. sub. notes 5.7s, 2017 (R)	80,000	77,332
Lehman Brothers Holdings, Inc. sr. unsec 6.2s, 2014	215,000	215,852
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	20,000	19,221
Liberty Mutual Insurance 144A notes 7.697s, 2097	300,000	290,813
Lincoln National Corp. FRB 7s, 2066	103,000	106,150
Loews Corp. notes 5 1/4s, 2016	70,000	67,319
MetLife, Inc. jr. sub. FRN 6.4s, 2036	200,000	190,170
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	50,000	49,233
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	90,000	93,706
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	72,282
NB Capital Trust IV company guaranty 8 1/4s, 2027	395,000	411,088
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	70,000	59,108
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	165,000	166,179
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	125,000	120,521
Prudential Holdings LLC 144A bonds 8.695s, 2023	210,000	257,800
RBS Capital Trust IV company guaranty FRN 5.998s, 2049	170,000	161,574
Regency Centers LP sr. unsec. 5 7/8s, 2017	85,000	82,030
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	95,000	93,189
Rouse Co. (The) notes 7.2s, 2012 (R)	85,000	85,741
Royal Bank of Scotland Group PLC 7.64s, 2049 (United
Kingdom)	100,000	100,000
Royal Bank of Scotland Group PLC FRB 7.648s, 2049
(United Kingdom)	50,000	52,314
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	50,000	48,852
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	170,000	159,142
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	100,000	97,698
Swiss Re Capital I LP 144A FRN 6.854s, 2049 (United
Kingdom)	120,000	118,645
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	95,000	91,989
UBS AG/Jersey Branch FRN 8.588s, 2008 (Jersey)	310,000	314,650
Unitrin, Inc. sr. notes 6s, 2017	100,000	97,237
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	250,000	246,788

Westfield Group sr. notes 5.7s, 2016 (Australia)	115,000	111,242
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	140,000	131,888
Willis Group North America, Inc. company guaranty
6.2s, 2017	80,000	79,378
		12,042,095

Health Care (0.1%)
Astrazeneca PLC sr. unsub. 5.9s, 2017 (United Kingdom)	235,000	238,541
Bayer Corp. 144A FRB 6.2s, 2008	85,000	85,164
Hospira, Inc. sr. notes 6.05s, 2017	75,000	73,780
Hospira, Inc. sr. notes 5.55s, 2012	105,000	104,876
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	60,000	59,850
		562,211

Technology (0.1%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	105,000	110,037
Avnet, Inc. notes 6s, 2015	105,000	102,643
IBM Corp. sr. unsec 5.7s, 2017	245,000	246,680
Xerox Corp. sr. notes 6.4s, 2016	145,000	146,794
		606,154

Transportation (0.1%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	5,000	4,863
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	75,000	79,125
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	3,386	3,454
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	73,275	73,275
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	180,000	179,550
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	211,216	217,552
Southwest Airlines Co. pass-through certificates
6.15s, 2022	120,000	120,150
United AirLines, Inc. pass-through certificates
6.636s, 2022	95,000	93,100
		771,069

Utilities & Power (1.2%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	135,000	132,956
Appalachian Power Co. sr. notes 5.8s, 2035	55,000	50,474
Arizona Public Services Co. notes 6 1/2s, 2012	140,000	145,038
Atmos Energy Corp. sr. unsub. 6.35s, 2017	120,000	121,904
Beaver Valley II Funding debs. 9s, 2017	211,000	233,957
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	240,000	237,259
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	220,000	223,506
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	25,000	24,986
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	140,000	148,810
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	70,000	79,675
CMS Energy Corp. unsub. notes 6.55s, 2017	5,000	4,875
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	30,000	30,402
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	155,000	145,132
Consolidated Natural Gas Co. sr. notes 5s, 2014	70,000	66,244
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	105,000	102,599
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	405,000	401,253
El Paso Natural Gas Co. 144A sr. unsec. bond 5.95s,
2017	15,000	14,650
Enbridge Energy Partners LP sr. unsec. notes 5 7/8s,
2016	100,000	98,223
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	135,000	127,244
Florida Power Corp. 1st mtge. 6.35s, 2037	135,000	137,587
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	60,000	61,709
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	100,000	116,484
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	45,000	45,900
ITC Holdings Corp. 144A notes 5 7/8s, 2016	145,000	143,962
Kansas Gas & Electric bonds 5.647s, 2021	55,000	52,527
Kinder Morgan, Inc. notes 6s, 2017	70,000	68,873
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	95,000	94,169
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	335,000	325,213
MidAmerican Energy Holdings Co. 144A bonds 6 1/2s, 2037	20,000	20,216
National Fuel Gas Co. notes 5 1/4s, 2013	55,000	55,233
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	95,000	92,773
Northwestern Corp. sec. notes 5 7/8s, 2014	145,000	141,363
Oncor Electric Delivery Co. debs. 7s, 2022	190,000	193,725
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	20,000	20,736
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	105,000	99,332
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	65,000	64,919
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	145,000	147,971
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	105,465	108,603
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	90,000	87,966
Progress Energy, Inc. sr. unsec. notes 5 5/8s, 2016	135,000	131,900
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	60,000	61,880
Public Service Co. of New Mexico sr. notes 4.4s, 2008	60,000	59,388
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,

2067		155,000	154,930
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037		210,000	211,101
Southern California Edison Co. notes 6.65s, 2029		135,000	141,043
Southern California Edison Co. Ser. 06-E 1st mtge.
5.55s, 2037		115,000	106,140
Southern Natural Gas. Co. 144A notes 5.9s, 2017		60,000	58,061
Spectra Energy Capital, LLC sr. notes 8s, 2019		100,000	112,107
Teco Energy, Inc. notes 7.2s, 2011		150,000	156,491
TEPPCO Partners LP company guaranty FRB 7s, 2067		80,000	72,044
TransAlta Corp. notes 5 3/4s, 2013 (Canada)		95,000	94,216
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)		70,000	67,182
TXU Energy Co. 144A sr. unsec. FRN 6.194s, 2008		335,000	335,310
Westar Energy, Inc. 1st mtge. 5.15s, 2017		15,000	14,227
Westar Energy, Inc. 1st mtge. 5.1s, 2020		110,000	101,433
			6,345,901

Total corporate bonds and notes (cost $33,684,561)			$33,166,127

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.34% versus the three month USD-LIBOR-BBA maturing
on February 15, 2018.	Feb-08/5.34	$2,295,000	$52,808
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.34%
versus the three month USD-LIBOR-BBA maturing on
February 15, 2018.	Feb-08/5.34	2,295,000	31,648
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2013.	Apr-08/4.965	21,000,000	312,900
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.175%
versus the three month USD-LIBOR-BBA maturing on
April 29, 2018.	Apr-08/5.175	11,000,000	267,080
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2013.	Apr-08/4.965	21,000,000	256,620
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	7,048,000	249,358
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	7,048,000	246,680
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	7,048,000	217,642
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.175% versus the three month USD-LIBOR-BBA maturing
on April 29, 2018.	Apr-08/5.175	11,000,000	215,270
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	7,048,000	215,246
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215	7,744,000	183,920
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate swap of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	5,560,000	183,647
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate swap of 5.385%
versus the three month USD-LIBOR-BBA maturing
April 16, 2019.	Apr-09/5.385	5,560,000	183,424
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215	7,744,000	166,109
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235	5,222,000	118,017
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235	5,222,000	114,727
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.20	3,872,000	94,244
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.20	3,872,000	81,002
Option on an interest rate swap with Goldman Sachs

International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		2,721,000	66,556
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22		2,721,000	64,052
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22		2,721,000	58,828
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		2,721,000	56,706
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.21		1,549,000	37,099
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.21		1,549,000	32,947
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.39% versus the three month USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/5.39		13,664,000	334,085
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08/5.39		13,664,000	149,621
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08/5.348		5,836,000	132,594
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan-08/5.348		5,836,000	74,117

Total purchased options outstanding (cost $3,934,828)				$4,196,947

CONVERTIBLE BONDS AND NOTES (0.1%)(a) (cost $598,000)

			Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036			$598,000	$698,913

MUNICIPAL BONDS AND NOTES (0.1%)(a)

	Rating(RAT)		Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3		$140,000	$138,345
WV Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.467s, 6/1/47	Baa3		185,000	182,131

Total municipal bonds and notes (cost $324,985)				$320,476

WARRANTS (--%)(a)(NON) (cost $45,008)
	Expiration	Strike
	date	Price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	3,993	$110,287

SHORT-TERM INVESTMENTS (3.5%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)			$12,258,751	$12,239,014
Putnam Prime Money Market Fund (e)			6,750,336	6,750,337

Total short-term investments (cost $18,989,351)				$18,989,351

TOTAL INVESTMENTS

Total investments (cost $529,088,332) (b)				$576,969,517

FUTURES CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 10 yr (Long)	500	$54,640,625	Dec-07	$415,693
U.S. Treasury Bond 20 yr (Long)	71	7,905,406	Dec-07	62,538
Euro-Dollar 90 day (Long)	245	58,481,500	Mar-08	207,584
Euro-Dollar 90 day (Long)	107	25,518,163	Sep-09	43,972
U.S. Treasury Note 2 yr (Short)	547	113,254,641	Dec-07	(532,528)
U.S. Treasury Note 5 yr (Short)	164	17,553,125	Dec-07	(90,902)
Euro-Dollar 90 day (Short)	234	55,940,625	Jun-08	(206,986)
Euro-Dollar 90 day (Short)	418	99,996,050	Sep-08	(373,042)
S&P 500 Index E-Mini (Short)	81	6,228,900	Dec-07	(199,049)

Total				$(672,720)

WRITTEN OPTIONS OUTSTANDING at 9/30/07 (premiums received $3,605,828) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 5.79% versus the three month USD-LIBOR-BBA
maturing on January 16, 2018.	$27,362,000	Jan-08/5.79	$1,287,929
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	23,167,000	Jun-08/5.95	143,404
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 5.79% versus the three month USD-LIBOR-BBA
maturing on January 16, 2018.	27,362,000	Jan-08/5.79	76,340
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	23,167,000	Jun-08/5.95	1,348,088
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	17,456,000	Aug-08/5.31	481,087
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	17,456,000	Aug-08/5.31	448,619
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	4,567,000	Mar-08/5.225	88,234
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.225% versus the three month
USD-LIBOR-BBA maturing March 5, 2018.	4,567,000	Mar-08/5.225	87,778
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	3,872,000	May-12/5.51	199,873
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	3,872,000	May-12/5.51	154,579
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	1,936,000	May-12/5.515	99,183
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	1,936,000	May-12/5.515	78,160
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	774,500	May-12/5.52	31,377
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	774,500	May-12/5.52	39,709

Total			$4,564,360

TBA SALE COMMITMENTS OUTSTANDING at 9/30/07 (proceeds receivable $6,827,720) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, October 1, 2037	$300,000		$305,438
FNMA, 5 1/2s, October 1, 2037	1,580,000		1,548,400
FNMA, 5s, October 1, 2037	5,200,000		4,962,750

Total			$6,816,588

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$13,480,000		12/22/09	3.965%	3 month USD-LIBOR-BBA	$62,942

482,000		10/2/16	5.15631%	3 month USD-LIBOR-BBA	(6,092)

500,000		6/24/15	4.39%	3 month USD-LIBOR-BBA	16,573

13,300,000		4/6/10	4.6375%	3 month USD-LIBOR-BBA	(118,088)

2,740,000		6/17/15	4.555%	3 month USD-LIBOR-BBA	64,040

7,400,000		10/21/15	4.943%	3 month USD-LIBOR-BBA	(7,489)

410,000		6/23/15	4.45%	3 month USD-LIBOR-BBA	11,950

990,000		6/23/15	4.466%	3 month USD-LIBOR-BBA	27,803

5,000,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	(189,492)

14,400,000		1/14/10	3 month USD-LIBOR-BBA	4.106%	(216,580)

4,247,000		1/28/24	3 month USD-LIBOR-BBA	5.2125%	(80,683)

3,900,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	90,401

Bear Stearns Bank plc
4,300,000		4/24/12	5.027%	3 month USD-LIBOR-BBA	(82,646)

Citibank, N.A.
12,130,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(176,882)

570,000		4/7/14	5.377%	3 month USD-LIBOR-BBA	(19,242)

Credit Suisse First Boston International
1,590,000		10/7/14	3 month USD-LIBOR-BBA	4.624%	(23,282)

10,700,000		11/17/09	3.947%	3 month USD-LIBOR-BBA	72,315

Credit Suisse International
536,000		3/21/16	3 month USD-LIBOR-BBA	5.20497%	2,911

711,000		9/28/16	5.10886%	3 month USD-LIBOR-BBA	2,384

516,000		8/29/12	5.04556%	3 month USD-LIBOR-BBA	(3,518)

Goldman Sachs International
20,449,000		11/21/08	5.0925%	3 month USD-LIBOR-BBA	(309,510)

2,890,000		1/8/12	3 month USD-LIBOR-BBA	4.98%	14,411

2,392,000		12/20/16	3 month USD-LIBOR-BBA	5.074%	12,362

1,720,000		4/7/14	5.33842%	3 month USD-LIBOR-BBA	(54,697)

618,000		5/3/16	5.565%	3 month USD-LIBOR-BBA	(27,337)

1,750,000		9/29/16	3 month USD-LIBOR-BBA	5.1275%	(2,798)

434,000		10/19/16	5.32413%	3 month USD-LIBOR-BBA	(10,920)

5,434,000		9/29/08	5.085%	3 month USD-LIBOR-BBA	(13,628)

4,715,000		11/20/26	3 month USD-LIBOR-BBA	5.261%	(29,942)

20,959,000		11/20/08	5.16%	3 month USD-LIBOR-BBA	(333,982)

4,531,000		11/21/26	3 month USD-LIBOR-BBA	5.2075%	(57,902)

4,189,200		9/21/17	5.149%	3 month USD-LIBOR-BBA	16,985

15,048,200		9/21/09	3 month USD-LIBOR-BBA	4.60%	(18,164)

929,000		9/14/17	5.0625%	3 month USD-LIBOR-BBA	11,104

1,905,000		9/14/14	4.906%	3 month USD-LIBOR-BBA	16,205

4,000,000		7/25/09	5.327%	3 month USD-LIBOR-BBA	(44,767)

2,000,000	(E)	10/1/17	3 month USD-LIBOR-BBA	5.253%	7,840

9,407,000		9/19/09	3 month USD-LIBOR-BBA	4.763%	8,954

JPMorgan Chase Bank, N.A.
2,380,000		6/16/15	4.538%	3 month USD-LIBOR-BBA	58,264

1,386,000		9/27/17	5.2335%	3 month USD-LIBOR-BBA	(3,470)

4,702,000		11/20/26	3 month USD-LIBOR-BBA	5.266%	(26,953)

435,000		12/19/16	5.0595%	3 month USD-LIBOR-BBA	(1,766)

11,300,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	297,889

20,400,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	78,177

1,351,000		1/19/17	3 month USD-LIBOR-BBA	5.249%	6,662

5,311,000		1/19/09	5.24%	3 month USD-LIBOR-BBA	(30,125)

4,900,000		4/23/17	5.186%	3 month USD-LIBOR-BBA	(62,272)

497,000		9/18/16	5.291%	3 month USD-LIBOR-BBA	(4,525)

11,932,000		3/8/17	3 month USD-LIBOR-BBA	5.28%	73,184

2,050,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(4,351)

9,880,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(182,481)

590,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	19,673

12,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(517,777)

1,659,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(48,209)

7,100,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(115,224)

8,280,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(325,215)

20,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	255,525

6,147,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	109,583

20,905,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(334,544)

12,000,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(211,136)

14,320,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(305,728)

6,700,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	5,939

6,366,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(16,353)

24,000,000	8/13/12	3 month USD-LIBOR-BBA	5.2%	324,413

4,145,000	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(34,477)

1,154,000	8/29/17	5.263%	3 month USD-LIBOR-BBA	(5,033)

700,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	24,799

12,220,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	(627,042)

9,100,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	493,525

4,189,200	9/21/17	5.15%	3 month USD-LIBOR-BBA	16,691

15,048,200	9/21/09	3 month USD-LIBOR-BBA	4.6125%	(14,651)

Lehman Brothers Special Financing, Inc.
9,007,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(207,781)

29,597,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(890,757)

12,020,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	(81,229)

2,523,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(63,551)

2,523,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	64,033

6,276,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	108,345

6,276,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(107,893)

11,342,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(24,189)

5,093,682	8/29/09	5.005%	3 month USD-LIBOR-BBA	(26,701)

9,360,000	8/29/09	5.001%	3 month USD-LIBOR-BBA	(49,875)

1,295,000	8/29/17	5.3187%	3 month USD-LIBOR-BBA	(11,423)

1,161,000	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(7,751)

1,309,271	8/29/12	5.075%	3 month USD-LIBOR-BBA	(10,912)

23,574,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	95,866

16,520,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(84,011)

17,860,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(207,513)

2,340,000	4/12/12	3 month USD-LIBOR-BBA	5.087%	51,201

2,386,000	9/11/17	5.0525%	3 month USD-LIBOR-BBA	30,478

316,782	8/29/17	3 month USD-LIBOR-BBA	5.32%	2,795

2,450,000	8/24/12	5.085%	3 month USD-LIBOR-BBA	(20,683)

4,189,200	9/24/17	5.285%	3 month USD-LIBOR-BBA	(27,375)

9,700,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	(295,913)

6,271,300	9/19/09	3 month USD-LIBOR-BBA	4.755%	5,012

15,048,200	9/24/09	3 month USD-LIBOR-BBA	4.695%	10,231

Morgan Stanley Capital Services, Inc.
522,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	(238)

409,000	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(1,693)

Total				$(4,246,996)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$2,730,000		5/2/08	5 bp plus change	Banc of America	$25,195
			in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

6,970,000		5/2/08	5 bp plus change	Banc of America	(79,002)
			in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

2,270,000		5/2/08	10 bp plus	Banc of America	(23,890)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
2,130,000	(F)	5/2/08	12.5 bp plus	Banc of America	(10,618)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

4,893,000	(F)	10/1/07	(7.5 bp plus	The spread	95,402
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

2,440,000	(F)	10/31/07	10 bp plus	Banc of America	(13,848)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

2,320,000		11/2/07	15 bp plus	Banc of America	(13,738)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Deutsche Bank AG
1,632,000	(F)	2/1/08	30 bp plus	The spread	31,305
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

7,350,000	(F)	2/1/08	30 bp plus	The spread	61,769
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor

Securities Index

Goldman Sachs International
519,000		9/15/11	678 bp (1 month	Ford Credit Auto	10,580
			USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

4,500,000		1/1/08	(10 bp plus	The spread	80,919
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

JPMorgan Chase Bank, N.A.
8,440,000	(F)	3/1/08	(115 bp minus	The spread	(133,084)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

2,426,000		2/1/08	25 bp plus	The spread	31,538
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

1,520,000		10/1/07	17.5 bp plus	The spread	(30,400)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

1,911,000	(F)	8/1/08	17.5 bp minus	The spread	16,136
			change in spread	return of Lehman
			of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Lehman Brothers Special Financing, Inc.
8,000,000		4/1/08	(175 bp minus	The spread	(47,814)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

8,000,000		9/1/08	Beginning	The spread	104,916
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

7,173,000	(F)	3/1/08	(2.5 bp plus	The spread	(74,860)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

4,164,000	(F)	3/1/08	70 bp minus	The spread	62,772
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

193,000	(F)	2/1/08	(45 bp minus	The spread	(3,023)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by

			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

3,217,000	(F)	2/1/08	57.5 bp plus	The spread	42,964
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

3,924,000	(F)	1/1/08	(5 bp plus	The spread	76,761
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

4,500,000	(F)	1/1/08	(Beginning	The spread	63,104
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

4,500,000	(F)	1/1/08	(10 bp plus	The spread	60,714
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

3,373,000	(F)	10/1/07	10 bp plus	The spread	(65,605)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

6,327,000	(F)	3/1/08	(120 bp minus	The spread	(84,416)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

9,508,000	(F)	2/1/08	30 bp plus	The spread	175,883
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

1,633,000	(F)	2/1/08	50 bp minus	The spread	26,591
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

7,130,000		12/2/07	8 bp plus	The spread	(119,962)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Morgan Stanley Capital Services Inc.
1,230,000		10/31/07	10 bp plus	Banc of America	(11,049)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified

duration factor

	7,660,000	1/31/08	110 bp minus	The spread	67,424
			change in spread	return of Lehman
			of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

	1,386,000	1/31/08	80 bp minus	Banc of America	18,951
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	1,386,000	1/31/08	70 bp minus	The spread	14,842
			change in spread	return of Lehman
			of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

	1,780,000	11/30/07	7.5 bp plus	The spread	(27,394)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Total					$329,063

(F) Is valued at fair value following procedures approved by the Trustees.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$785	$1,142,000	10/12/52	(134 bp)	$87,730

DJ CDX NA IG Series 8
Index	(2,227)	3,840,000	6/20/17	(60 bp)	54,784

DJ CDX NA IG Series 8
Index	(30,862)	8,475,000	6/20/17	(60 bp)	94,964

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	40,000	6/20/11	(101 bp)	11

Bear, Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	6,639	1,370,835	10/12/52	(134 bp)	111,007

Citibank, N.A.
CMS Energy Corp.,
6.875%, 12/15/15	--	205,000	6/20/12	57 bp	(4,198)

Credit Suisse International
Sprint Capital Corp,
8 3/8%, 3/15/12	--	350,000	6/20/12	(59 bp)	553

Deutsche Bank AG
DJ CDX NA IG Series 8
Index 30-100% tranche	--	17,500,000	6/20/12	(8.5 bp)	(4,781)

DJ CDX NA IG Series 8
Index 7-10% tranche	--	437,000	6/20/12	22 bp	(6,665)

France Telecom, 7.25%,
1/28/13	--	250,000	6/20/16	70 bp	4,238

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	1,087,000	(a)	2.461%	66,986

DJ CDX NA HY Series 8
Index	181,182	12,050,000	6/20/12	35 bp	49,198

DJ CDX NA IG Series 8
Index	(3)	3,840,000	6/20/17	(60 bp)	57,008

DJ CDX NA IG Series 8
Index	(33,504)	7,960,000	6/20/17	(60 bp)	84,675

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	205,000	9/20/17	(67.8 bp)	2,596

Merrill Lynch & Co.,
5%, 1/15/15	--	205,000	9/20/12	48 bp	(1,028)

Merrill Lynch & Co.,
5%, 1/15/15	--	205,000	9/20/17	(59.8 bp)	(9)

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--	1,520,000	3/15/49	(7 bp)	9,761

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	205,000	9/20/12	63.5 bp	(2,310)

Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	205,000	9/20/17	(77 bp)	1,936

CMS Energy Corp.,
6.875%, 12/15/15	--	50,000	6/20/12	62 bp	(919)

DJ ABX NA CMBX BBB Index	1,401	340,000	10/12/52	(134 bp)	29,575

DJ CDX NA CMBX AA Index	(7,256)	229,000	3/15/49	(15 bp)	(2,981)

DJ CDX NA CMBX AAA Index	--	3,373,000	3/15/49	(7 bp)	18,415

DJ CDX NA HY Series 8
Index 35-60% tranche	--	17,500,000	6/20/12	275 bp	1,127,423

DJ CDX NA HY Series 8
Index 35-60% tranche	--	4,925,000	6/20/12	104 bp	(68,905)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	4,400,000	12/20/10	104.5 bp	--

DJ CDX NA IG Series 8
Index	32,255	2,064,000	6/20/12	35 bp	9,647

DJ CDX NA IG Series 8
Index	80,199	5,210,000	6/20/12	35 bp	23,134

DJ CDX NA IG Series 8
Index 30-100% tranche	--	6,278,250	6/20/12	(3.125 bp)	17,207

DJ CDX NA IG Series 8
Index 30-100% tranche	--	5,136,750	6/20/12	(8 bp)	3,230

DJ CDX NA IG Series 8
Index 7-10% tranche	--	167,000	6/20/14	(152 bp)	(3,780)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	205,000	9/20/17	(58 bp)	(1,338)

Morgan Stanley Dean
Witter, 6.6% 4/1/12	--	205,000	9/20/12	48 bp	(505)

Morgan Stanley Dean
Witter, 6.6% 4/1/12	--	205,000	9/20/17	(60.5 bp)	(903)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	347	476,827	10/12/52	(134 bp)	36,649

DJ CDX NA IG Series 8
Index	87,769	7,300,000	6/20/12	35 bp	7,812

DJ CDX NA IG Series 8
Index	--	3,830,000	6/20/17	(60 bp)	56,863

DJ CDX NA IG Series 8
Index 7-10% tranche	--	167,000	6/20/14	95 bp	(1,692)

Total					$1,855,388

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $549,349,457.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $532,847,754, resulting in gross unrealized appreciation and depreciation of $62,175,861 and $18,054,098, respectively, or net unrealized appreciation of $44,121,763.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2007.

(FWC) Forward commitments.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $11,829,427. The fund received cash collateral of $12,239,014 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,464,961 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $215,774,088 and $235,708,545, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

At September 30, 2007, liquid assets totaling $5,314,103 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2007.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Asset Allocation Fund
The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (64.4%)(a)
	Shares	Value

Banking (5.3%)
Allied Irish Banks PLC (Ireland)	10,419	$252,737
Australia & New Zealand Banking Group, Ltd. (Australia)	13,780	362,786
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	4,100	74,538
Bank of America Corp. (SEG)	21,295	1,070,500
BankUnited Financial Corp. Class A	3,067	47,661
Banner Corp.	1,821	62,624
Barclays PLC (United Kingdom)	75,148	915,240
BNP Paribas SA (France)	11,305	1,237,901
Boston Private Financial Holdings, Inc.	3,300	91,872
Center Financial Corp.	2,779	38,656
Citizens Republic Bancorp, Inc.	5,100	82,161
City Bank	2,588	74,327
City Holding Co.	1,774	64,591
Comerica, Inc.	800	41,024
Commerzbank AG (Germany)	2,640	106,946
Corus Bankshares, Inc.	3,163	41,182
DBS Group Holdings, Ltd. (Singapore)	30,000	434,219
Downey Financial Corp.	1,151	66,528
First Community Bancorp	500	27,355
First Midwest Bancorp, Inc.	2,900	99,064
First Niagara Financial Group, Inc.	12,700	179,705
First Regional Bancorp (NON)	1,630	39,984
FirstFed Financial Corp. (NON)	2,243	111,141
FirstMerit Corp.	6,800	134,368
Frontier Financial Corp.	1,800	41,994
Fukuoka Financial Group, Inc. (Japan)	32,000	186,872
Hancock Holding Co.	2,500	100,200
HBOS PLC (United Kingdom)	40,221	752,268
Imperial Capital Bancorp, Inc.	1,343	37,940
Intervest Bancshares Corp.	2,301	56,950
KBC Groupe SA (Belgium)	11,463	1,578,080
KeyCorp	8,800	284,504
Mitsubishi UFJ Financial Group, Inc. (Japan) (F)	42	384,187
Mizuho Financial Group, Inc. (Japan)	61	346,135
Nara Bancorp, Inc.	3,259	50,906
National Penn Bancshares, Inc.	4,605	75,338
Nordea AB (Sweden)	99,500	1,736,148
Northern Trust Corp.	1,200	79,524
Old National Bancorp	10,200	169,014
Pacific Capital Bancorp.	12,496	328,645
PFF Bancorp, Inc.	1,918	29,422
PNC Financial Services Group	6,100	415,410
Preferred Bank	1,821	71,638
Provident Bankshares Corp.	4,700	147,251
Societe Generale (France)	8,887	1,492,284
Southwest Bancorp, Inc.	2,876	54,126
Sterling Bancshares, Inc.	9,100	103,831
Sterling Financial Corp.	5,000	134,550
Sumitomo Mitsui Financial Group, Inc. (Japan)	23	178,479
SVB Financial Group (NON)	3,200	151,552
Taylor Capital Group, Inc.	2,301	64,267
Trustmark Corp.	3,600	100,944
U.S. Bancorp	24,168	786,185
UCBH Holdings, Inc.	800	13,984
Umpqua Holdings Corp.	4,100	82,041
United Bankshares, Inc.	1,500	45,660
United Community Banks, Inc.	1,800	44,136
Vineyard National Bancorp	2,919	48,806
Wachovia Corp.	19,521	978,978
Washington Mutual, Inc.	30,200	1,066,362
Wells Fargo & Co.	39,190	1,395,948
Westpac Banking Corp. (Australia)	35,690	901,541
		20,173,210

Basic Materials (4.2%)
Schulman (A.), Inc.	2,000	39,460
Arcelor Mittal (Luxembourg)	26,005	2,053,847
Arch Chemicals, Inc.	8,700	407,856
Balfour Beatty PLC (United Kingdom)	13,718	133,126
BASF AG (Germany)	2,233	309,068
BHP Billiton, Ltd. (Australia)	45,182	1,778,048
BlueScope Steel, Ltd. (Australia)	13,046	124,257
Buckeye Technologies, Inc. (NON)	2,000	30,280
Builders FirstSource, Inc. (NON)	5,000	53,900
Cambrex Corp.	13,073	142,365
Carpenter Technology Corp.	1,582	205,676
Ceradyne, Inc. (NON)	1,200	90,888
CF Industries Holdings, Inc.	9,281	704,521
Clariant AG (Switzerland) (NON)	14,459	177,863
Cleveland-Cliffs, Inc. (S)	6,607	581,218
Dow Chemical Co. (The)	7,600	327,256
Drew Industries, Inc. (NON)	800	32,544
Fletcher Building, Ltd. (New Zealand)	37,601	361,310
FMC Corp.	12,600	655,452
Grief, Inc. Class A	1,343	81,493
H.B. Fuller Co.	6,938	205,920

Haynes International, Inc. (NON)	1,719	146,751
Hecla Mining Co. (NON)	5,428	48,581
Italcementi SpA (Italy)	3,741	82,953
JFE Holdings, Inc. (Japan)	2,900	204,639
Koninklijke DSM NV (Netherlands)	3,785	204,421
Koppers Holdings, Inc.	6,567	253,552
Layne Christensen Co. (NON)	3,000	166,440
Matsushita Electric Works, Ltd. (Japan)	8,000	96,307
Minerals Technologies, Inc.	200	13,400
Monsanto Co.	4,400	377,256
Nucor Corp.	300	17,841
Olin Corp.	3,500	78,330
OM Group, Inc. (NON)	2,627	138,732
Packaging Corp. of America	3,400	98,838
Perini Corp. (NON)	5,000	279,650
Potlatch Corp. (R)	2,800	126,084
PPG Industries, Inc.	7,611	575,011
Quanex Corp.	7,258	340,981
Rautaruukki OYJ (Finland)	6,850	415,309
Rayonier, Inc.	7,400	355,496
RBC Bearings, Inc. (NON)	2,400	92,040
Shin-Etsu Chemical Co. (Japan)	3,000	206,639
Silgan Holdings, Inc.	3,398	182,643
Skanska AB Class B (Sweden)	14,600	289,800
Southern Copper Corp. (S)	10,600	1,312,598
Steel Dynamics, Inc.	1,675	78,223
Sun Hydraulics Corp.	600	19,080
Terra Industries, Inc. (NON)	1,700	53,142
ThyssenKrupp AG (Germany)	2,300	146,568
voestalpine AG (Austria)	11,729	1,014,208
W.R. Grace & Co. (NON)	1,700	45,662
		15,957,523

Capital Goods (5.0%)
ABB, Ltd. (Switzerland)	4,012	105,741
Actividades de Construccion y Servicios SA (Spain)	9,263	511,512
Acuity Brands, Inc.	2,600	131,248
AGCO Corp. (NON)	3,546	180,030
American Science & Engineering, Inc.	2,047	128,265
Andritz AG (Austria)	6,061	419,017
Applied Industrial Technologies, Inc.	5,575	171,877
Astec Industries, Inc. (NON)	1,300	74,685
Autoliv, Inc. (Sweden)	5,400	322,650
BAE Systems PLC (United Kingdom)	22,404	226,125
Boeing Co. (The)	16,900	1,774,331
Bouygues SA (France)	3,924	338,693
Canon, Inc. (Japan)	10,900	591,200
Cascade Corp.	2,013	131,187
Clean Harbors, Inc. (NON)	2,047	91,132
Columbus McKinnon Corp. (NON)	3,720	92,591
Cookson Group PLC (United Kingdom)	13,864	216,346
Cummins, Inc.	10,100	1,291,689
Curtiss-Wright Corp.	1,953	92,768
Daito Trust Construction Co., Ltd. (Japan)	1,700	81,776
Eaton Corp.	1,600	158,464
Emerson Electric Co.	15,400	819,588
EnPro Industries, Inc. (NON)	5,500	223,300
European Aeronautic Defense and Space Co. (Netherlands)	3,479	107,028
Freightcar America, Inc.	5,901	225,418
Gardner Denver, Inc. (NON)	3,069	119,691
General Cable Corp. (NON)	4,623	310,296
Hardinge, Inc.	1,700	59,211
Heico Corp.	2,301	113,577
Herman Miller, Inc.	14,500	393,530
II-VI, Inc. (NON)	5,440	187,843
Illinois Tool Works, Inc.	8,900	530,796
IMI PLC (United Kingdom)	13,815	151,020
Intevac, Inc. (NON)	5,600	85,120
Leighton Holdings, Ltd. (Australia) (S)	11,266	512,689
Lockheed Martin Corp.	12,400	1,345,276
LoJack Corp. (NON)	4,195	79,537
MAN AG (Germany)	507	73,827
Manitowoc Co., Inc. (The)	2,100	92,988
Matthews International Corp.	2,396	104,945
McDermott International, Inc. (NON)	3,200	173,056
Moog, Inc. (NON)	5,795	254,632
Nordson Corp.	2,100	105,441
Northrop Grumman Corp.	2,000	156,000
Orbital Sciences Corp. (NON)	9,920	220,621
Parker-Hannifin Corp.	3,300	369,039
Raytheon Co.	15,500	989,210
Rieter Holding AG (Switzerland)	736	398,590
Rofin-Sinar Technologies, Inc. (NON)	1,582	111,072
Spartan Motors, Inc.	4,650	78,260
Steelcase, Inc.	17,500	314,650
Superior Essex, Inc. (NON)	1,300	48,464
Teledyne Technologies, Inc. (NON)	2,418	129,097
Terex Corp. (NON)	900	80,118
Thomas & Betts Corp. (NON)	9,800	574,672
Tomkins PLC (United Kingdom)	22,610	105,085
United Industrial Corp.	4,062	305,706
United Technologies Corp.	6,200	498,976
USEC, Inc. (NON) (S)	18,906	193,787
Vinci SA (France)	7,369	576,107
Volvo AB Class A (Sweden)	19,200	334,121
Wabtec Corp.	8,633	323,392

Wartsila OYJ Class B (Finland)	4,000	274,250
		19,281,353

Communication Services (3.2%)
Adelphia Recovery Trust (Ser. ACC-1) (NON)	53,418	4,273
Alaska Communications Systems Group, Inc.	1,100	15,895
AT&T, Inc. (SEG)	42,420	1,794,790
Atlantic Tele-Network, Inc.	2,500	90,875
Belgacom SA (Belgium)	2,476	114,964
C-COR.net Corp. (NON)	5,600	64,344
Centennial Communications Corp. (NON)	9,843	99,611
Coleman Cable, Inc. (NON)	6,780	93,835
Comcast Corp. Class A (NON)	12,500	302,250
Deutsche Telekom AG (Germany)	4,904	96,426
Deutsche Telekom AG ADR (Germany)	7,943	155,921
DirecTV Group, Inc. (The) (NON)	19,200	466,176
Echostar Communications Corp. Class A (NON)	5,900	276,179
Embarq Corp.	2,898	161,129
France Telecom SA (France)	6,310	211,498
Golden Telecom, Inc. (Russia)	3,300	265,617
InterDigital, Inc. (NON)	14,718	305,840
j2 Global Communications, Inc. (NON)	1,700	55,641
KDDI Corp. (Japan)	199	1,474,287
Koninklijke (Royal) KPN NV (Netherlands)	22,675	393,760
Liberty Global, Inc. Class A (NON)	12,400	508,648
Nice Systems, Ltd. ADR (Israel) (NON)	2,604	93,327
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	92	429,845
Novatel Wireless, Inc. (NON)	1,800	40,770
NTELOS Holdings Corp.	500	14,730
NTT DoCoMo, Inc. (Japan)	93	132,294
Premiere Global Services, Inc. (NON)	14,061	177,872
SAVVIS, Inc. (NON)	2,418	93,770
Sprint Nextel Corp.	56,360	1,070,840
Syniverse Holdings, Inc. (NON)	9,651	153,451
Telecom Corp. of New Zealand, Ltd. (New Zealand) (S)	262,154	885,397
Telefonica SA (Spain)	10,822	303,125
Telekom Austria AG (Austria)	2,297	60,144
Telephone and Data Systems, Inc.	1,800	120,150
USA Mobility, Inc. (NON) (S)	8,600	145,082
Verizon Communications, Inc.	37,973	1,681,444
		12,354,200

Conglomerates (1.3%)
3M Co.	9,355	875,441
AMETEK, Inc.	1,675	72,394
Ansell, Ltd. (Australia)	17,183	191,341
General Electric Co.	33,945	1,405,323
Honeywell International, Inc.	3,900	231,933
Itochu Corp. (Japan)	50,000	606,338
Swire Pacific, Ltd. (Hong Kong)	93,000	1,127,108
Vivendi SA (France)	12,440	525,419
		5,035,297

Consumer Cyclicals (6.4%)
Aaron Rents, Inc.	4,000	89,200
Adidas-Salomon AG (Germany)	1,660	108,958
Aegis Group PLC (United Kingdom)	56,707	144,971
Aeropostale, Inc. (NON)	3,000	57,180
Aisin Seiki Co., Ltd. (Japan)	6,400	256,154
Amazon.com, Inc. (NON)	6,700	624,105
American Axle & Manufacturing Holdings, Inc.	1,300	32,825
American Woodmark Corp. (S)	7,500	185,925
Arbitron, Inc.	2,047	92,811
Bankrate, Inc. (NON)	1,000	46,120
Berkeley Group Holdings PLC (United Kingdom) (NON)	17,402	510,369
Big Lots, Inc. (NON)	9,400	280,496
Blue Nile, Inc. (NON) (S)	3,483	327,820
British Sky Broadcasting PLC (United Kingdom)	19,247	273,580
Brown Shoe Co., Inc.	2,697	52,322
Buckle, Inc. (The)	9,392	356,332
Callaway Golf Co.	3,700	59,237
Casey's General Stores, Inc.	2,000	55,400
Cash America International, Inc.	1,918	72,117
Charlotte Russe Holding, Inc. (NON)	8,600	125,904
Consolidated Graphics, Inc. (NON)	1,965	123,382
Continental AG (Germany)	366	50,647
CPI Corp.	1,937	74,613
CRA International, Inc. (NON)	300	14,457
CTC Media, Inc. (Russia) (NON)	6,400	140,544
Daily Mail and General Trust Class A (United Kingdom)	11,638	149,953
Davis Service Group PLC (United Kingdom)	13,064	143,078
Deckers Outdoor Corp. (NON) (S)	5,823	639,365
Deluxe Corp.	2,300	84,732
DG FastChannel, Inc. (NON)	3,600	84,888
Dolby Laboratories, Inc. Class A (NON)	4,900	170,618
Dollar Tree Stores, Inc. (NON)	11,400	462,156
Dress Barn, Inc. (NON) (S)	4,527	77,004
DSW, Inc. Class A (NON) (S)	5,116	128,770
EMAP PLC (United Kingdom)	7,346	132,061
Expedia, Inc. (NON)	10,000	318,800
Experian Group, Ltd. (Ireland)	11,957	126,430
EZCORP, Inc. Class A (NON)	17,025	228,986
Family Dollar Stores, Inc.	8,100	215,136
Fiat SpA (Italy)	25,585	774,318
Fossil, Inc. (NON)	1,600	59,776
GameStop Corp. (NON)	5,800	326,830

Genlyte Group, Inc. (The) (NON)	3,889	249,907
Goodman Global, Inc. (NON)	2,525	60,297
Guess ?, Inc.	5,800	284,374
Gymboree Corp. (The) (NON)	4,169	146,916
Hasbro, Inc.	6,800	189,584
Helen of Troy, Ltd. (Bermuda) (NON)	700	13,517
Home Retail Group (United Kingdom)	11,500	87,670
Industria de Diseno Textil (Inditex) SA (Spain)	6,632	447,231
inVentiv Health, Inc. (NON)	2,976	130,408
J Crew Group, Inc. (NON)	3,000	124,500
Jackson Hewitt Tax Service, Inc.	10,000	279,600
Jakks Pacific, Inc. (NON) (S)	7,935	211,944
JC Penney Co., Inc. (Holding Co.)	1,600	101,392
Jos. A. Bank Clothiers, Inc. (NON) (S)	6,492	216,963
Kuoni Reisen Holding AG (Switzerland)	210	99,287
Landauer, Inc.	2,013	102,582
Lear Corp. (NON)	500	16,050
Liberty Media Corp. - Capital Ser. A (NON)	1,600	199,728
Lodgenet Entertainment Corp. (NON) (S)	5,500	139,480
Maidenform Brands, Inc. (NON)	6,229	98,917
Manpower, Inc.	2,100	135,135
Marks & Spencer Group PLC (United Kingdom)	31,437	395,735
Marvel Entertainment, Inc. (NON)	6,269	146,945
Matsushita Electric Industrial Co., Ltd. (Japan)	21,000	392,641
Mattel, Inc.	20,400	478,584
Maximus, Inc.	2,700	117,666
Mediaset SpA (Italy)	8,641	89,268
Men's Wearhouse, Inc. (The) (S)	7,366	372,130
Monarch Casino & Resort, Inc. (NON)	3,162	89,959
Morningstar, Inc. (NON)	3,447	211,646
NBTY, Inc. (NON)	6,600	267,960
Next PLC (United Kingdom)	8,294	333,151
NIKE, Inc. Class B	5,500	322,630
Omnicom Group, Inc.	4,500	216,405
Pacific Sunwear of California, Inc. (NON)	15,700	232,360
Perry Ellis International, Inc. (NON) (S)	9,267	256,789
Phillips-Van Heusen Corp.	8,251	433,012
PRA International (NON)	3,905	114,807
Priceline.com, Inc. (NON)	2,000	177,500
RadioShack Corp.	8,100	167,346
S.A. D'Ieteren NV (Belgium)	312	139,341
Sherwin-Williams Co. (The)	9,300	611,103
Sinclair Broadcast Group, Inc. Class A	17,736	213,541
Skechers U.S.A., Inc. Class A (NON)	800	17,680
Sony Corp. (Japan)	7,300	351,473
Sotheby's Holdings, Inc. Class A	1,953	93,334
Standard Parking Corp. (NON)	2,233	88,851
Steven Madden, Ltd.	12,262	232,365
Target Corp.	3,700	235,209
Team, Inc. (NON)	3,882	106,289
TeleTech Holdings, Inc. (NON)	6,015	143,819
Tempur-Pedic International, Inc.	6,601	235,986
TJX Cos., Inc. (The)	5,300	154,071
Toro Co. (The)	4,246	249,792
Town Sports International Holdings, Inc. (NON)	4,185	63,654
Toyota Motor Corp. (Japan)	1,400	82,060
True Religion Apparel, Inc. (NON) (S)	2,697	47,467
TUI Travel PLC (United Kingdom) (NON)	27,729	142,913
Tupperware Brands Corp.	3,999	125,929
United Business Media PLC (United Kingdom)	5,201	73,662
URS Corp. (NON)	1,294	73,046
Valeo SA (France)	7,828	435,845
Volkswagen AG (Preference) (Germany)	716	98,590
Volkswagon AG (Germany)	1,194	270,039
Wal-Mart Stores, Inc.	26,525	1,157,816
Walt Disney Co. (The)	18,108	622,734
Warnaco Group, Inc. (The) (NON) (S)	9,721	379,799
Watson Wyatt Worldwide, Inc. Class A	2,684	120,619
Wiley (John) & Sons, Inc. Class A	4,200	188,706
William Hill PLC (United Kingdom)	52,300	688,313
WMS Industries, Inc. (NON)	500	16,550
Wolverine World Wide, Inc.	5,336	146,206
Yamaha Motor Co., Ltd. (Japan)	15,100	383,733
		24,420,921

Consumer Finance (0.5%)
Asta Funding, Inc.	8,742	334,993
Capital Trust, Inc. Class A (R)	6,230	221,165
Credit Saison Co., Ltd. (Japan)	8,000	205,827
Diamond Lease Co., Ltd. (Japan)	9,200	303,942
First Marblehead Corp. (The)	5,800	219,994
Mastercard, Inc. Class A	3,200	473,504
World Acceptance Corp. (NON)	3,422	113,200
		1,872,625

Consumer Staples (6.5%)
Administaff, Inc.	3,200	116,160
Alberto-Culver Co.	15,615	387,096
Alliance One International, Inc. (NON)	17,448	114,110
Altria Group, Inc. (SEG)	31,754	2,207,856
American Greetings Corp. Class A	2,900	76,560
Autogrill SpA (Italy)	14,632	282,067
Avon Products, Inc.	6,600	247,698
BJ's Wholesale Club, Inc. (NON)	2,588	85,818
Blyth Industries, Inc.	3,500	71,575
Brinker International, Inc.	7,600	208,544

Buffalo Wild Wings, Inc. (NON)	3,400	128,248
Campbell Soup Co.	2,900	107,300
CBRL Group, Inc.	9,500	387,600
CEC Entertainment, Inc. (NON)	6,600	177,342
Chattem, Inc. (NON)	2,047	144,354
Coca-Cola Co. (The)	3,900	224,133
Colgate-Palmolive Co.	8,400	599,088
Colruyt SA (Belgium)	509	107,600
Darden Restaurants, Inc.	6,000	251,160
DeVry, Inc.	1,200	44,412
Domino's Pizza, Inc.	6,897	114,421
Estee Lauder Cos., Inc. (The) Class A	8,600	365,156
Flowers Foods, Inc.	3,378	73,640
General Mills, Inc.	11,300	655,513
Heidrick & Struggles International, Inc. (NON)	6,600	240,570
Heineken NV (Netherlands)	25,100	1,648,215
Imperial Sugar Co. (S)	8,200	214,266
InBev NV (Belgium)	16,558	1,501,707
Inchcape PLC (United Kingdom)	62,892	541,518
Ingles Markets, Inc. Class A	2,238	64,141
ITT Educational Services, Inc. (NON)	3,400	413,746
Jack in the Box, Inc. (NON)	1,087	70,481
Japan Tobacco, Inc. (Japan)	182	1,001,108
Jardine Cycle & Carriage, Ltd. (Singapore)	15,000	186,012
Kimberly-Clark Corp.	3,600	252,936
Koninklijke Ahold NV (Netherlands) (NON)	5,192	78,530
Korn/Ferry International (NON)	8,200	135,382
Kroger Co.	17,300	493,396
Labor Ready, Inc. (NON)	16,105	298,104
Longs Drug Stores Corp.	9,585	476,087
Mannatech, Inc. (S)	11,200	90,720
Marubeni Corp. (Japan)	26,000	237,167
McDonald's Corp.	7,800	424,866
Meiji Dairies Corp. (Japan)	64,000	361,438
MGP Ingredients, Inc.	8,300	85,241
Molson Coors Brewing Co. Class B	1,100	109,637
Nash Finch Co.	10,663	424,707
Nutri/System, Inc. (NON) (S)	1,691	79,291
Oriflame Cosmetics SA SDR (Luxembourg)	6,250	379,700
Papa John's International, Inc. (NON)	4,700	114,868
PepsiCo, Inc.	6,000	439,560
Prestige Brands Holdings, Inc. (NON)	11,499	126,259
Ralcorp Holdings, Inc. (NON)	2,500	139,550
Reynolds American, Inc. (S)	18,300	1,163,697
Robert Half International, Inc.	7,200	214,992
Ruby Tuesday, Inc.	7,400	135,716
Safeway, Inc.	36,100	1,195,271
Sanderson Farms, Inc.	1,000	41,670
Sara Lee Corp.	26,000	433,940
Seaboard Corp.	75	147,000
Sonic Corp. (NON)	6,400	149,760
Spartan Stores, Inc.	4,324	97,420
SRA International, Inc. Class A (NON)	2,600	73,008
Time Warner, Inc.	49,690	912,308
Toyo Suisan Kaisha, Ltd. (Japan)	22,000	413,593
Unilever NV (Netherlands)	3,779	116,742
Universal Corp.	2,400	117,480
USANA Health Sciences, Inc. (NON)	305	13,344
UST, Inc.	6,800	337,280
Woolworths, Ltd. (Australia)	39,258	1,034,139
Yum! Brands, Inc.	12,260	414,756
		24,818,770

Energy (5.3%)
Alon USA Energy, Inc.	4,069	137,451
BP PLC (United Kingdom)	48,191	559,329
Chevron Corp. (S)	24,324	2,276,240
ConocoPhillips	13,625	1,195,866
Core Laboratories NV (Netherlands) (NON)	1,675	213,378
Dawson Geophysical Co. (NON)	2,300	178,273
Delek US Holdings, Inc.	3,500	87,780
Devon Energy Corp.	1,100	91,520
Dresser-Rand Group, Inc. (NON)	12,300	525,333
ENI SpA (Italy)	28,256	1,049,490
ENSCO International, Inc.	4,900	274,890
Exxon Mobil Corp. (SEG)	40,540	3,752,382
Frontier Oil Corp.	9,523	396,538
Global Industries, Ltd. (NON)	24,400	628,544
GulfMark Offshore, Inc. (NON)	6,900	335,754
Halliburton Co.	1,600	61,440
Helmerich & Payne, Inc.	3,354	110,112
Holly Corp.	5,747	343,843
ION Geophysical Corp. (NON) (S)	10,805	149,433
JA Solar Holdings Co., Ltd. ADR (China) (NON) (S)	2,790	125,411
Marathon Oil Corp.	25,920	1,477,958
Matrix Service Co. (NON)	6,323	132,467
NATCO Group, Inc. (NON)	4,289	221,956
Noble Corp.	3,600	176,580
Norsk Hydro ASA (Norway)	13,900	604,886
Occidental Petroleum Corp.	7,000	448,560
Oil States International, Inc. (NON)	1,675	80,903
Parker Drilling Co. (NON)	5,900	47,908
Questar Corp.	10,600	556,818
Repsol YPF SA (Spain)	5,360	191,587
Rosetta Resources, Inc. (NON)	3,300	60,522
Royal Dutch Shell PLC Class B (Netherlands)	29,409	1,210,163

SEACOR Holdings, Inc. (NON)	1,400	133,140
Statoil ASA (Norway)	25,183	858,718
Swift Energy Co. (NON)	2,013	82,372
Tidewater, Inc.	13,500	848,340
Trico Marine Services, Inc. (NON)	9,600	286,080
Unit Corp. (NON)	1,821	88,136
Western Refining, Inc.	3,931	159,520
		20,159,621

Financial (2.2%)
Advanta Corp. Class B	12,658	347,082
Ameriprise Financial, Inc.	20,100	1,268,511
Chubb Corp. (The)	11,100	595,404
Citigroup, Inc. (SEG)	38,949	1,817,750
Contifinancial Corp. Liquidating Trust Units (F)	243,375	24
Deutsche Boerse AG (Germany)	787	107,244
Discover Financial Services	9,150	190,320
Hitachi Capital Corp. (Japan)	12,400	156,193
Interactive Data Corp.	8,770	247,314
Intercontinental Exchange, Inc. (NON)	3,200	486,080
JPMorgan Chase & Co.	21,031	963,640
Lehman Brothers Holdings, Inc.	1,000	61,730
Loews Corp.	6,300	304,605
Man Group PLC (United Kingdom)	29,148	329,961
Nationwide Financial Services, Inc. Class A	3,000	161,460
Nationwide Health Properties, Inc. (R)	2,500	75,325
ORIX Corp. (Japan)	2,390	541,259
PMI Group, Inc. (The)	4,400	143,880
Radian Group, Inc.	1,500	34,920
Royal Bank of Scotland Group PLC (United Kingdom)	49,030	526,450
Travelers Cos., Inc. (The)	4,600	231,564
		8,590,716

Health Care (6.6%)
Acorda Therapeutics, Inc. (NON)	9,322	171,059
Aetna, Inc. (SEG)	19,600	1,063,692
Affymetrix, Inc. (NON)	3,874	98,283
Albany Molecular Research, Inc. (NON)	3,479	52,533
Alfresa Holdings Corp. (Japan)	1,300	82,945
Align Technology, Inc. (NON)	600	15,198
Alliance Imaging, Inc. (NON)	10,492	95,058
Alnylam Pharmaceuticals, Inc. (NON)	500	16,385
Amedisys, Inc. (NON)	3,209	123,290
American Dental Partners, Inc. (NON)	2,426	67,952
American Oriental Bioengineering, Inc. (China) (NON)	27,759	309,513
AMN Healthcare Services, Inc. (NON)	4,742	88,818
Applera Corp.- Applied Biosystems Group	900	31,176
Apria Healthcare Group, Inc. (NON)	6,051	157,387
AstraZeneca PLC (London Exchange) (United Kingdom)	17,436	873,316
Becton, Dickinson and Co.	4,100	336,405
Bio-Rad Laboratories, Inc. Class A (NON)	1,418	128,329
Biogen Idec, Inc. (NON)	1,500	99,495
Bristol-Myers Squibb Co.	11,785	339,644
China Medical Technologies, Inc. ADR (China)	7,525	321,995
Corvel Corp. (NON)	7,100	164,152
Coventry Health Care, Inc. (NON)	11,113	691,340
Cubist Pharmaceuticals, Inc. (NON)	1,300	27,469
Cutera, Inc. (NON)	8,887	232,928
Cynosure, Inc. Class A (NON)	6,200	228,780
Cypress Bioscience, Inc. (NON)	11,400	156,066
Eli Lilly Co.	8,200	466,826
Enzon Pharmaceuticals, Inc. (NON) (S)	11,000	96,910
Forest Laboratories, Inc. (NON)	8,500	316,965
GlaxoSmithKline PLC (United Kingdom)	23,733	629,547
Haemonetics Corp. (NON)	3,403	168,176
Healthspring, Inc. (NON)	16,366	319,137
Hologic, Inc. (NON)	1,396	85,156
Humana, Inc. (NON)	14,100	985,308
Illumina, Inc. (NON)	2,047	106,198
Immucor, Inc. (NON)	2,325	83,119
Incyte Pharmaceuticals, Inc. (NON)	32,500	232,375
InterMune, Inc. (NON)	8,700	166,431
Invitrogen Corp. (NON)	951	77,725
Johnson & Johnson (SEG)	25,137	1,651,501
K-V Pharmceuticals Co. Class A (NON)	2,949	84,341
Kinetic Concepts, Inc. (NON)	1,726	97,139
LCA-Vision, Inc.	1,300	38,207
LifeCell Corp. (NON)	3,255	122,290
Magellan Health Services, Inc. (NON)	4,246	172,303
Martek Biosciences Corp. (NON) (S)	10,705	310,766
McKesson Corp.	14,300	840,697
Medcath Corp. (NON)	5,900	162,014
Medicines Co. (NON)	3,700	65,897
Medicis Pharmaceutical Corp. Class A	2,900	88,479
Mentor Corp.	7,856	361,769
Merck & Co., Inc.	37,250	1,925,453
Meridian Bioscience, Inc.	3,281	99,480
Millennium Pharmaceuticals, Inc. (NON)	21,800	221,270
Neurocrine Biosciences, Inc. (NON)	14,500	145,000
OraSure Technologies, Inc. (NON)	6,881	69,154
Par Pharmaceutical Cos., Inc. (NON)	9,897	183,688
Pfizer, Inc.	38,184	932,835
Quidel Corp. (NON)	8,860	173,302
Regeneron Pharmaceuticals, Inc. (NON)	2,883	51,317
Roche Holding AG (Switzerland)	4,400	798,453
Salix Pharmaceuticals, Ltd. (NON)	8,942	111,060

Savient Pharmaceuticals, Inc. (NON)	29,708	432,251
Schering AG (Germany)	1,491	223,707
Schering-Plough Corp.	45,600	1,442,328
Sciele Pharma, Inc. (NON) (S)	14,729	383,249
Steris Corp.	4,700	128,451
Stewart Enterprises, Inc. Class A	4,200	32,004
Symbion Health, Ltd. (Australia)	33,209	122,681
Taisho Pharmaceutical Co., Ltd. (Japan)	13,000	255,896
Techne Corp. (NON)	1,768	111,525
United Therapeutics Corp. (NON)	1,582	105,266
UnitedHealth Group, Inc.	11,108	537,960
Valeant Pharmaceuticals International (NON)	5,907	91,440
Waters Corp. (NON)	7,000	468,440
WellCare Health Plans, Inc. (NON)	13,153	1,386,721
West Pharmaceutical Services, Inc.	2,600	108,316
Wyeth	19,000	846,450
XenoPort, Inc. (NON)	2,100	98,805
Zoll Medical Corp. (NON)	7,933	205,623
		25,394,609

Insurance (2.7%)
Aegon NV (Netherlands)	9,699	185,865
Allianz SE (Germany)	1,397	326,615
Allstate Corp. (The)	16,000	915,040
American Financial Group, Inc.	12,500	356,500
American Physicians Capital, Inc.	1,630	63,505
Amerisafe, Inc. (NON)	4,801	79,409
Arch Capital Group, Ltd. (Bermuda) (NON)	5,200	386,932
Argo Group International Holdings, Ltd. (Bermuda) (NON)	1,788	77,796
Aspen Insurance Holdings, Ltd. (Bermuda)	6,654	185,713
Commerce Group, Inc.	5,900	173,873
Corporacion Mapfre SA (Spain)	88,187	398,894
EMC Insurance Group, Inc.	1,630	42,364
ING Groep NV (Netherlands)	14,072	625,070
Max Re Capital, Ltd. (Bermuda)	1,063	29,807
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	751	144,420
Navigators Group, Inc. (NON)	2,260	122,605
Odyssey Re Holdings Corp.	8,000	296,880
Philadelphia Consolidated Holding Corp. (NON)	9,718	401,742
Platinum Underwriters Holdings, Ltd. (Bermuda)	400	14,384
QBE Insurance Group, Ltd. (Australia)	14,951	447,566
Safeco Corp.	15,900	973,398
Safety Insurance Group, Inc.	2,109	75,797
Sai-Soc Assicuratrice Industriale SpA (SAI) (Italy)	22,350	1,046,670
SCOR (France)	13,681	366,807
SeaBright Insurance Holdings, Inc. (NON)	5,750	98,153
Security Capital Assurance, Ltd. (Bermuda)	700	15,988
Selective Insurance Group	2,588	55,073
W.R. Berkley Corp.	31,335	928,456
Zenith National Insurance Corp.	8,398	376,986
Zurich Financial Services AG (Switzerland)	3,050	915,682
		10,127,990

Investment Banking/Brokerage (1.6%)
3i Group PLC (United Kingdom)	53,476	1,090,410
Affiliated Managers Group (NON)	1,417	180,682
Calamos Asset Management, Inc. Class A	6,400	180,672
Challenger Financial Services Group, Ltd. (Australia)	23,409	128,154
Deutsche Bank AG (Germany)	1,495	192,800
Goldman Sachs Group, Inc. (The)	8,200	1,777,268
Greenhill & Co., Inc.	969	59,157
Harris & Harris Group, Inc. (NON)	9,300	98,952
Interactive Brokers Group, Inc. Class A (NON)	1,700	44,642
Investment Technology Group, Inc. (NON)	3,905	167,837
Knight Capital Group, Inc. Class A (NON)	10,200	121,992
Macquarie Bank, Ltd. (Australia)	1,839	136,996
Merrill Lynch & Co., Inc.	6,500	463,320
Morgan Stanley	17,500	1,102,500
Penson Worldwide, Inc. (NON)	2,949	54,498
Schroders PLC (United Kingdom)	4,211	119,453
SWS Group, Inc.	16,318	288,665
		6,207,998

Real Estate (1.1%)
Anthracite Capital, Inc. (R)	6,708	61,043
Boston Properties, Inc. (R)	300	31,170
CB Richard Ellis Group, Inc. Class A (NON)	8,200	228,288
CBL & Associates Properties (R)	1,821	63,826
Cousins Properties, Inc. (R)	9,596	281,739
Entertainment Properties Trust (R)	7,938	403,250
FelCor Lodging Trust, Inc. (R)	6,400	127,552
First Industrial Realty Trust (R)	800	31,096
Gramercy Capital Corp. (R)	8,179	205,865
Jones Lang LaSalle, Inc.	9,759	1,002,835
Lexington Corporate Properties Trust (R)	5,845	116,958
LTC Properties, Inc. (R)	5,270	124,741
Medical Properties Trust, Inc. (R)	12,900	171,828
Metrovacesa SA (Spain)	1,234	140,423
National Health Investors, Inc. (R)	2,876	88,897
National Retail Properties, Inc. (R)	4,400	107,272
NorthStar Realty Finance Corp. (R)	6,612	65,657
Omega Healthcare Investors, Inc. (R)	10,987	170,628
PS Business Parks, Inc. (R)	1,245	70,778
RAIT Investment Trust (R)	1,630	13,415
Ramco-Gershenson Properties (R)	2,300	71,852
Realty Income Corp. (R)	1,100	30,745

Saul Centers, Inc. (R)	1,630	83,945
Senior Housing Properties Trust (R)	2,200	48,532
Tanger Factory Outlet Centers (R)	800	32,472
Universal Health Realty Income Trust (R)	2,205	78,344
Urstadt Biddle Properties, Inc. Class A (R)	4,792	74,132
Winthrop Realty Trust (R)	15,523	104,470
		4,031,753

Technology (8.9%)
Accenture, Ltd. Class A (Bermuda)	700	28,175
Acme Packet, Inc. (NON)	8,647	133,337
Actuate Corp. (NON)	11,982	77,284
Advanced Analogic Technologies, Inc. (NON)	9,781	104,070
Advanced Energy Industries, Inc. (NON)	11,955	180,521
ALPS Electric Co., Ltd. (Japan)	16,200	194,336
Analogic Corp.	400	25,504
Anixter International, Inc. (NON)	1,582	130,436
Ansoft Corp. (NON)	8,635	284,782
ANSYS, Inc. (NON)	8,686	296,801
Apple Computer, Inc. (NON)	3,400	522,036
Applied Materials, Inc.	11,000	227,700
Arris Group, Inc. (NON)	1,000	12,350
Aspen Technology, Inc. (NON)	7,252	103,849
Atheros Communications (NON)	2,233	66,923
Authorize.Net Holdings, Inc. (NON)	10,357	182,594
Autodesk, Inc. (NON)	22,000	1,099,340
Automatic Data Processing, Inc.	5,200	238,836
Avnet, Inc. (NON)	5,400	215,244
Blackbaud, Inc.	4,742	119,688
Blackboard, Inc. (NON)	1,768	81,045
Blue Coat Systems, Inc. (NON)	7,578	596,843
BMC Software, Inc. (NON)	36,000	1,124,280
Brocade Communications Systems, Inc. (NON)	21,000	179,760
Checkpoint Systems, Inc. (NON)	4,200	110,838
Chordiant Software, Inc. (NON)	17,619	244,199
Cisco Systems, Inc. (NON)	78,510	2,599,466
CommScope, Inc. (NON)	2,779	139,617
Computer Sciences Corp. (NON)	5,200	290,680
Compuware Corp. (NON)	18,900	151,578
Comtech Group, Inc. (China) (NON)	3,500	63,735
Convergys Corp. (NON)	5,200	90,272
Credence Systems Corp. (NON)	43,700	135,033
CSG Systems International, Inc. (NON)	13,784	292,910
Cubic Corp.	1,800	75,906
Diodes, Inc. (NON)	2,791	89,591
eBay, Inc. (NON)	12,300	479,946
Electronic Data Systems Corp.	31,000	677,040
Emulex Corp. (NON)	9,038	173,258
Epicor Software Corp. (NON)	6,137	84,506
EPIQ Systems, Inc. (NON)	5,136	96,660
F5 Networks, Inc. (NON)	2,233	83,045
Factset Research Systems, Inc.	2,105	144,298
FEI Co. (NON)	9,500	298,585
Fujitsu, Ltd. (Japan)	15,000	105,702
Genesis Microchip, Inc. (NON)	1,800	14,112
Global Sources, Ltd. (Bermuda) (NON)	1,908	42,300
Greatbatch, Inc. (NON)	7,606	202,244
Hewlett-Packard Co.	41,400	2,061,306
Hitachi, Ltd. (Japan)	91,000	604,734
Hutchinson Technology, Inc. (NON)	6,500	159,900
IBM Corp.	19,350	2,279,430
IHS, Inc. Class A (NON)	2,700	152,523
Ikon Office Solutions, Inc.	6,037	77,575
Immersion Corp. (NON)	1,000	16,380
Infineon Technologies AG (Germany) (NON)	3,297	56,877
Informatica Corp. (NON)	7,468	117,248
Intel Corp. (SEG)	36,583	946,036
Interwoven, Inc. (NON)	6,400	91,072
Intuit, Inc. (NON)	14,300	433,290
Itron, Inc. (NON)	1,768	164,548
Jack Henry & Associates, Inc.	5,041	130,360
JDA Software Group, Inc. (NON) (S)	13,372	276,266
Littelfuse, Inc. (NON)	5,000	178,450
LTX Corp. (NON)	28,900	103,173
Manhattan Associates, Inc. (NON)	7,896	216,429
Mantech International Corp. Class A (NON)	1,600	57,568
MEMC Electronic Materials, Inc. (NON)	8,200	482,652
Mentor Graphics Corp. (NON)	7,720	116,572
Methode Electronics, Inc. Class A	7,700	115,885
Microsoft Corp.	66,881	1,970,314
MicroStrategy, Inc. (NON)	1,316	104,411
Mitsubishi Electric Corp. (Japan)	20,000	250,089
National Semiconductor Corp.	9,400	254,928
NEC Corp. (Japan)	7,000	33,901
Nokia OYJ (Finland)	40,048	1,523,472
Novellus Systems, Inc. (NON)	8,500	231,710
NTT Data Corp. (Japan)	86	382,894
NVIDIA Corp. (NON)	5,800	210,192
Oce NV (Netherlands)	6,881	144,725
Omnicell, Inc. (NON)	2,700	77,058
Omron Corp. (Japan)	6,200	163,454
ON Semiconductor Corp. (NON)	7,345	92,253
Oracle Corp. (NON)	45,825	992,111
Palm, Inc. (NON)	1,900	30,913
Parametric Technology Corp. (NON)	10,763	187,491
Park Electrochemical Corp.	1,630	54,735

Photronics, Inc. (NON)	17,500	199,675
Polycom, Inc. (NON)	12,257	329,223
Progress Software Corp. (NON)	500	15,150
Qualcomm, Inc.	8,750	369,775
RF Micro Devices, Inc. (NON)	38,748	260,774
SAIC, Inc. (NON)	5,600	107,464
Silicon Storage Technology, Inc. (NON)	13,700	44,114
Smart Modular Technologies WWH, Inc. (NON)	5,654	40,426
SonicWall, Inc. (NON)	43,723	381,702
Spansion, Inc. Class A (NON)	28,858	243,850
SPSS, Inc. (NON)	7,433	305,794
Sybase, Inc. (NON)	19,255	445,368
Sykes Enterprises, Inc. (NON)	22,087	366,865
SYNNEX Corp. (NON)	3,163	65,031
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	40,824	163,651
Texas Instruments, Inc.	2,800	102,452
The9, Ltd. ADR (China) (NON)	1,768	60,978
TIBCO Software, Inc. (NON)	6,100	45,079
Toshiba Corp. (Japan)	60,000	558,351
Trizetto Group (NON)	12,005	210,208
TTM Technologies, Inc. (NON)	12,932	149,623
United Online, Inc.	7,666	115,067
Varian Semiconductor Equipment (NON)	2,418	129,411
Varian, Inc. (NON)	5,500	349,855
Vasco Data Security International, Inc. (NON)	2,914	102,893
Veeco Instruments, Inc. (NON)	10,900	211,242
Verint Systems, Inc. (NON)	2,047	53,222
Vignette Corp. (NON)	5,600	112,392
Websense, Inc. (NON)	8,000	157,840
Xilinx, Inc.	3,300	86,262
		34,237,917

Transportation (1.5%)
Accuride Corp. (NON)	9,200	111,412
Alaska Air Group, Inc. (NON)	600	13,854
British Airways PLC (United Kingdom) (NON)	167,184	1,310,426
Central Japan Railway Co. (Japan)	67	711,298
Continental Airlines, Inc. Class B (NON) (S)	18,700	617,661
Deutsche Lufthansa AG (Germany)	1,897	54,597
Double Hull Tankers, Inc. (Jersey)	1,900	28,291
ExpressJet Holdings, Inc. (NON)	30,200	93,318
Horizon Lines, Inc. Class A	4,390	134,027
Hornbeck Offshore Services, Inc. (NON)	1,600	58,720
HUB Group, Inc. Class A (NON)	4,649	139,609
National Express Group PLC (United Kingdom)	7,521	190,275
Neptune Orient Lines, Ltd. (Singapore)	70,000	249,663
Northwest Airlines Corp. (NON)	3,100	55,180
Overseas Shipholding Group	8,630	663,043
Republic Airways Holdings, Inc. (NON)	11,400	241,338
Singapore Airlines, Ltd. (Singapore)	12,140	151,666
SkyWest, Inc.	12,200	307,074
UAL Corp. (NON)	16,700	777,051
		5,908,503

Utilities & Power (2.0%)
Alliant Energy Corp.	6,900	264,408
Black Hills Corp.	700	28,714
Constellation Energy Group, Inc.	3,800	326,002
E.On AG (Germany)	1,637	302,864
Edison International	19,755	1,095,415
Electric Power Development Co. (Japan)	11,100	431,946
Energen Corp.	15,888	907,523
Energias de Portugal (EDP) SA (Portugal)	32,786	191,808
FirstEnergy Corp.	4,400	278,696
Kelda Group PLC (United Kingdom)	7,638	134,655
Mirant Corp. (NON)	1,100	44,748
National Grid PLC (United Kingdom)	9,561	153,305
Northwest Natural Gas Co.	5,700	260,490
OGE Energy Corp.	2,700	89,370
Osaka Gas Co., Ltd. (Japan)	99,000	347,349
PG&E Corp.	26,700	1,276,260
Portland General Electric Co.	6,900	191,820
Public Service Enterprise Group, Inc.	700	61,593
RWE AG (Germany)	1,707	214,830
Tokyo Electric Power Co. (Japan)	15,600	393,667
Vector, Ltd. (New Zealand)	38,194	70,896
Veolia Environnement (France)	5,673	488,845
Westar Energy, Inc.	5,346	131,298
WGL Holdings, Inc.	2,700	91,503
		7,778,005

Other (0.1%)
iShares Russell 2000 Growth Index Fund	3,100	265,763
iShares Russell 2000 Value Index Fund	900	69,237
		335,000

Total common stocks (cost $195,871,065)		$246,686,011

COLLATERALIZED MORTGAGE OBLIGATIONS (12.5%)(a)

	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	$51,000	$50,870
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.146s, 2029	61,000	64,899
Ser. 96-D3, Class A1C, 7.4s, 2026	57,701	59,014

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	150,000	149,838
Ser. 04-3, Class A5, 5.494s, 2039	190,000	190,980
Ser. 06-5, Class A4, 5.414s, 2047	187,000	184,323
Ser. 07-1, Class XW, Interest only (IO), 0.292s, 2049	1,683,297	35,780
Ser. 06-1, Class XC, IO, 0.053s, 2045	2,633,387	17,953
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.186s, 2035	889,060	15,906
Ser. 04-4, Class XC, IO, 0.121s, 2042	1,998,860	30,488
Ser. 04-5, Class XC, IO, 0.102s, 2041	3,137,830	39,246
Ser. 06-4, Class XC, IO, 0.069s, 2046	3,016,492	36,801
Ser. 05-4, Class XC, IO, 0.064s, 2045	3,811,860	26,737
Ser. 06-5, Class XC, IO, 0.048s, 2016	5,951,429	88,711
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.753s, 2022	95,000	92,804
FRB Ser. 05-MIB1, Class J, 6.803s, 2022	102,000	99,323
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015 (F)	204,364	--
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.335s, 2034	576,798	1,558
Ser. 05-E, Class 2, IO, 0.306s, 2035	1,548,110	7,693
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	112,461	112,102
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.431s, 2035	62,474	61,694
Ser. 04-2, IO, 1.72s, 2034	354,480	22,432
Ser. 05-1A, IO, 1.6s, 2035	276,362	18,654
Ser. 04-3, IO, 1.6s, 2035	216,744	14,054
Ser. 07-2A, IO, 1.3s, 2037	922,164	119,420
Ser. 07-1, Class S, IO, 1.211s, 2037	1,536,111	175,117
Ser. 06-2A, IO, 0.879s, 2036	144,802	12,799
Ser. 05-3A, IO, 0.775s, 2035	454,367	33,809
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
7.222s, 2034	13,063	13,071
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 07-PW17, Class A3, 5.736s, 2050	1,167,000	1,174,978
Ser. 07-PW17, Class A4, 5.64s, 2050	570,000	574,631
Ser. 04-PR3I, Class X1, IO, 0.092s, 2041	705,272	13,522
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-BBA7, Class X1A, IO, 1.791s, 2019	1,414,034	3,569
Ser. 06-PW14, Class XW, IO, 0.691s, 2038	1,572,604	75,128
Ser. 06-PW14, Class X1, IO, 0.047s, 2038	1,692,194	29,087
Ser. 07-PW15, Class X1, IO, 0.043s, 2044	4,926,050	59,256
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	5,968,884	25,723
Ser. 07-PW16, Class X, IO, 0.022s, 2040	14,393,163	15,847
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	27,000	28,207
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	222,000	224,062
Ser. 98-1, Class G, 6.56s, 2030	56,000	57,594
Ser. 98-1, Class H, 6.34s, 2030	85,000	73,586
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.092s, 2043	5,333,046	54,789
Ser. 06-C5, Class XC, IO, 0.049s, 2049	5,923,329	84,916
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.378s, 2049	1,718,000	44,561
Ser. 06-CD2, Class X, IO, 0.087s, 2046	3,714,725	20,316
Ser. 07-CD4, Class XC, IO, 0.041s, 2049	5,746,000	54,093
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	100,000	106,464
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.705s, 2017	1,141,453	17,657
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	99,392
Ser. 98-C2, Class F, 5.44s, 2030	435,000	426,088
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 6.253s, 2034	74,000	73,630
Ser. 06-CN2A, Class H, 5.756s, 2019	45,000	44,446
Ser. 06-CN2A, Class J, 5.756s, 2019	36,000	35,294
Ser. 05-C6, Class XC, IO, 0.059s, 2044	5,648,394	37,511
Ser. 05-LP5, Class XC, IO, 0.057s, 2043	2,812,935	26,152
Ser. 06-C8, Class XS, IO, 0.045s, 2046	5,398,204	68,741
Countrywide Alternative Loan Trust
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	813,329	5,337
Ser. 07-25, Class 1A3, 6 1/2s, 2037	1,562,000	1,545,404
Ser. 05-24, Class IIAX, IO, 1.158s, 2035	485,722	12,867
Ser. 05-24, Class 1AX, IO, 1.195s, 2035	996,543	19,598
IFB Ser. 07-23CB, Class A4, IO, 1.369s, 2037	1,879,965	84,452
Ser. 06-OA10, Class XBI, IO, 2.451s, 2046	273,972	9,161
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039	314,000	319,130
Ser. 06-C5, Class AX, IO, 0.066s, 2039	3,430,328	57,753
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.435s, 2046	518,453	17,498
Ser. 05-9, Class 1X, IO, 1.991s, 2035	445,597	8,216
Ser. 05-2, Class 2X, IO, 1.16s, 2035	521,738	11,087
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.11s, 2049	8,037,808	85,715
Ser. 06-C4, Class AX, IO, 0.092s, 2039	4,643,598	77,435
Ser. 07-C1, Class AX, IO, 0.052s, 2040	6,229,399	64,730
Ser. 06-C3, Class AX, IO, 0.024s, 2038	9,940,204	7,763
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	133,000	130,434
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	59,000	64,381
Ser. 04-C2, Class A2, 5.416s, 2036	210,000	209,467
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 04-TF2A, Class J, 6.703s, 2016	50,000	49,375
FRB Ser. 05-TF2A, Class J, 6.653s, 2020	95,000	94,525

FRB Ser. 04-TF2A, Class H, 6.453s, 2019	50,000	49,500
Ser. 01-CK1, Class AY, IO, 0.775s, 2035	3,159,000	58,614
Ser. 03-C3, Class AX, IO, 0.747s, 2038	3,774,026	144,638
Ser. 02-CP3, Class AX, IO, 0.353s, 2035	806,302	30,617
Ser. 04-C4, Class AX, IO, 0.184s, 2039	770,224	17,330
Ser. 05-C2, Class AX, IO, 0.112s, 2037	3,793,502	56,311
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.525s, 2031	1,146,302	13,165
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	104,619	109,964
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	100,088
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	127,356
Fannie Mae
IFB Ser. 07-75, Class JS, 11.31s, 2037	195,164	233,923
Ser. 03-W6, Class PT1, 9.987s, 2042	28,785	31,631
IFB Ser. 07-75, Class CS, 9.581s, 2037	99,144	118,533
Ser. 02-T12, Class A4, 9 1/2s, 2042	9,873	10,756
Ser. 02-T4, Class A4, 9 1/2s, 2041	36,669	39,885
Ser. 02-T6, Class A3, 9 1/2s, 2041	19,974	21,664
Ser. 04-T3, Class PT1, 9.163s, 2044	48,188	52,395
IFB Ser. 06-76, Class QB, 8.813s, 2036	96,179	110,774
IFB Ser. 06-48, Class TQ, 8.813s, 2036	133,874	150,891
IFB Ser. 05-37, Class SU, 8.675s, 2035	136,847	151,656
IFB Ser. 06-63, Class SP, 8.513s, 2036	104,118	118,270
IFB Ser. 06-49, Class SE, 8.475s, 2036	154,685	169,957
IFB Ser. 07-W7, Class 1A4, 8.393s, 2037	101,474	108,421
IFB Ser. 06-60, Class AK, 8.275s, 2036	94,294	102,930
IFB Ser. 06-104, Class GS, 8.024s, 2036	89,714	99,153
IFB Ser. 06-104, Class ES, 7.794s, 2036	112,006	123,744
IFB Ser. 07-1, Class NK, 7.528s, 2037	303,354	336,307
Ser. 02-26, Class A2, 7 1/2s, 2048	68,476	71,977
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	3,125	3,313
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	39,728	42,119
Ser. 03-W1, Class 2A, 7 1/2s, 2042	172,063	180,868
Ser. 02-T12, Class A3, 7 1/2s, 2042	23,648	24,874
Ser. 02-14, Class A2, 7 1/2s, 2042	138,078	142,545
Ser. 01-T10, Class A2, 7 1/2s, 2041	14,059	14,751
Ser. 02-T4, Class A3, 7 1/2s, 2041	92,678	97,735
Ser. 01-T12, Class A2, 7 1/2s, 2041	30,806	32,462
Ser. 01-T3, Class A1, 7 1/2s, 2040	7,528	7,878
Ser. 01-T1, Class A1, 7 1/2s, 2040	15,005	15,732
Ser. 99-T2, Class A1, 7 1/2s, 2039	4,430	4,700
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	40,017	42,023
Ser. 02-T1, Class A3, 7 1/2s, 2031	45,365	47,712
Ser. 01-T5, Class A3, 7 1/2s, 2030	10,516	11,016
Ser. 01-T4, Class A1, 7 1/2s, 2028	11,305	12,031
IFB Ser. 07-81, Class SC, 7.013s, 2037	119,887	125,380
Ser. 02-26, Class A1, 7s, 2048	55,519	57,769
Ser. 04-T3, Class 1A3, 7s, 2044	51,036	53,373
Ser. 03-W3, Class 1A2, 7s, 2042	52,478	54,663
Ser. 02-T16, Class A2, 7s, 2042	53,363	55,571
Ser. 02-14, Class A1, 7s, 2042	19,221	19,975
Ser. 02-T4, Class A2, 7s, 2041	15,110	15,670
Ser. 01-W3, Class A, 7s, 2041	18,249	19,042
Ser. 05-W4, Class 1A3, 7s, 2035	31,045	32,393
Ser. 04-W1, Class 2A2, 7s, 2033	237,526	248,620
IFB Ser. 06-104, Class CS, 6.609s, 2036	124,484	127,958
Ser. 381, Class 14, IO, 6 1/2s, 2037	120,733	30,391
Ser. 371, Class 2, IO, 6 1/2s, 2036	784,206	209,057
IFB Ser. 07-30, Class FS, 6.062s, 2037	297,279	302,551
IFB Ser. 06-115, Class ES, 6.035s, 2036	122,564	130,203
IFB Ser. 05-74, Class SK, 6.019s, 2035	129,872	133,368
IFB Ser. 05-74, Class CP, 5.935s, 2035	77,768	81,183
IFB Ser. 05-74, Class CS, 5.909s, 2035	79,323	81,129
IFB Ser. 05-57, Class CD, 5.883s, 2035	79,304	82,111
IFB Ser. 06-8, Class PK, 5 7/8s, 2036	133,351	133,916
IFB Ser. 06-27, Class SP, 5.752s, 2036	103,000	107,738
IFB Ser. 06-8, Class HP, 5.752s, 2036	114,457	118,388
IFB Ser. 06-8, Class WK, 5.752s, 2036	192,160	197,375
IFB Ser. 05-106, Class US, 5.752s, 2035	168,555	175,699
IFB Ser. 05-99, Class SA, 5.752s, 2035	83,130	85,221
IFB Ser. 05-115, Class NQ, 5.695s, 2036	72,114	72,245
IFB Ser. 05-45, Class DA, 5.605s, 2035	184,934	190,070
IFB Ser. 05-74, Class DM, 5.569s, 2035	161,656	165,638
IFB Ser. 05-45, Class DC, 5.495s, 2035	77,056	78,874
IFB Ser. 05-57, Class DC, 5.098s, 2034	104,615	106,900
IFB Ser. 05-45, Class PC, 4.856s, 2034	76,233	77,253
IFB Ser. 05-72, Class SB, 4.047s, 2035	134,343	129,215
IFB Ser. 07-W6, Class 6A2, IO, 2.669s, 2037	141,305	11,277
IFB Ser. 06-90, Class SE, IO, 2.669s, 2036	104,991	11,590
IFB Ser. 03-66, Class SA, IO, 2.519s, 2033	139,028	11,845
Ser. 03-W12, Class 2, IO, 2.226s, 2043	511,845	30,471
IFB Ser. 07-W6, Class 5A2, IO, 2.159s, 2037	186,808	14,051
IFB Ser. 07-W4, Class 4A2, IO, 2.149s, 2037	774,522	54,916
IFB Ser. 07-W2, Class 3A2, IO, 2.149s, 2037	246,855	17,543
IFB Ser. 05-113, Class DI, IO, 2.099s, 2036	429,155	32,147
IFB Ser. 05-52, Class DC, IO, 2.069s, 2035	107,809	10,903
IFB Ser. 06-60, Class SI, IO, 2.019s, 2036	239,226	20,541
IFB Ser. 04-24, Class CS, IO, 2.019s, 2034	193,705	14,988
IFB Ser. 07-W7, Class 3A2, IO, 1.999s, 2037	315,626	20,814
IFB Ser. 03-122, Class SA, IO, 1.969s, 2028	256,768	14,665
IFB Ser. 03-122, Class SJ, IO, 1.969s, 2028	271,022	15,699
IFB Ser. 06-60, Class DI, IO, 1.939s, 2035	99,853	6,833
Ser. 03-W10, Class 1, IO, 1.928s, 2043	1,093,980	54,830
Ser. 03-W10, Class 3, IO, 1.931s, 2043	308,216	15,708
IFB Ser. 04-60, Class SW, IO, 1.919s, 2034	356,410	30,424
IFB Ser. 05-65, Class KI, IO, 1.869s, 2035	947,102	61,963

Ser. 03-W8, Class 12, IO, 1.637s, 2042	1,069,943	50,177
IFB Ser. 07-54, Class CI, IO, 1.629s, 2037	157,800	11,778
IFB Ser. 07-39, Class PI, IO, 1.629s, 2037	154,694	10,371
IFB Ser. 07-30, Class WI, IO, 1.629s, 2037	1,435,241	91,202
IFB Ser. 07-W4, Class 3A2, IO, 1.619s, 2037	761,497	45,083
IFB Ser. 07-28, Class SE, IO, 1.619s, 2037	188,437	13,217
IFB Ser. 07-W2, Class 2A2, IO, 1.619s, 2037	338,341	21,236
IFB Ser. 06-128, Class SH, IO, 1.619s, 2037	161,607	9,510
IFB Ser. 06-56, Class SM, IO, 1.619s, 2036	545,868	36,112
IFB Ser. 06-12, Class SD, IO, 1.619s, 2035	527,074	39,183
IFB Ser. 05-73, Class SI, IO, 1.619s, 2035	77,177	4,690
IFB Ser. 05-17, Class ES, IO, 1.619s, 2035	161,134	11,066
IFB Ser. 05-17, Class SY, IO, 1.619s, 2035	75,327	5,169
IFB Ser. 07-30, Class IE, IO, 1.609s, 2037	431,590	36,217
IFB Ser. 06-123, Class CI, IO, 1.609s, 2037	424,285	30,669
IFB Ser. 06-123, Class UI, IO, 1.609s, 2037	162,527	11,364
IFB Ser. 05-82, Class SY, IO, 1.599s, 2035	320,987	19,288
IFB Ser. 05-45, Class SR, IO, 1.589s, 2035	436,703	26,085
IFB Ser. 07-15, Class BI, IO, 1.569s, 2037	274,417	18,911
IFB Ser. 06-23, Class SC, IO, 1.569s, 2036	222,996	15,474
IFB Ser. 06-16, Class SM, IO, 1.569s, 2036	147,245	10,164
IFB Ser. 05-95, Class CI, IO, 1.569s, 2035	177,690	12,934
IFB Ser. 05-84, Class SG, IO, 1.569s, 2035	297,649	21,989
IFB Ser. 05-54, Class SA, IO, 1.569s, 2035	311,769	18,073
IFB Ser. 05-23, Class SG, IO, 1.569s, 2035	240,057	16,697
IFB Ser. 05-104, Class NI, IO, 1.569s, 2035	210,246	14,768
IFB Ser. 05-17, Class SA, IO, 1.569s, 2035	207,620	16,148
IFB Ser. 05-17, Class SE, IO, 1.569s, 2035	226,071	17,385
IFB Ser. 05-57, Class DI, IO, 1.569s, 2035	483,441	30,386
IFB Ser. 05-104, Class SI, IO, 1.569s, 2033	298,469	18,947
IFB Ser. 06-128, Class GS, IO, 1.549s, 2037	180,082	13,107
IFB Ser. 05-83, Class SL, IO, 1.539s, 2035	524,247	33,052
IFB Ser. 07-63, Class SB, IO, 1.519s, 2037	947,942	55,478
IFB Ser. 06-114, Class IS, IO, 1.519s, 2036	191,989	11,756
IFB Ser. 06-115, Class GI, IO, 1.509s, 2036	173,731	12,210
IFB Ser. 06-115, Class IE, IO, 1.509s, 2036	142,362	10,113
IFB Ser. 06-117, Class SA, IO, 1.509s, 2036	216,164	13,670
IFB Ser. 06-121, Class SD, IO, 1.509s, 2036	419,958	29,387
IFB Ser. 06-109, Class SG, IO, 1.499s, 2036	291,581	18,872
IFB Ser. 06-104, Class SY, IO, 1.489s, 2036	99,024	5,998
IFB Ser. 06-109, Class SH, IO, 1.489s, 2036	210,696	16,245
IFB Ser. 07-W6, Class 4A2, IO, 1.469s, 2037	725,455	43,271
IFB Ser. 06-128, Class SC, IO, 1.469s, 2037	685,749	41,519
IFB Ser. 06-44, Class IS, IO, 1.469s, 2036	204,395	12,407
IFB Ser. 06-45, Class SM, IO, 1.469s, 2036	232,184	13,124
IFB Ser. 06-8, Class JH, IO, 1.469s, 2036	659,421	47,341
IFB Ser. 05-122, Class SG, IO, 1.469s, 2035	148,451	10,128
IFB Ser. 06-92, Class JI, IO, 1.449s, 2036	102,884	6,662
IFB Ser. 06-92, Class LI, IO, 1.449s, 2036	209,985	12,557
IFB Ser. 06-96, Class ES, IO, 1.449s, 2036	272,763	17,285
IFB Ser. 06-99, Class AS, IO, 1.449s, 2036	124,480	7,688
IFB Ser. 06-85, Class TS, IO, 1.429s, 2036	224,914	13,446
IFB Ser. 06-61, Class SE, IO, 1.419s, 2036	257,418	14,928
IFB Ser. 07-76, Class SA, IO, 1.409s, 2037	206,847	10,904
IFB Ser. 07-W7, Class 2A2, IO, 1.399s, 2037	542,969	31,535
Ser. 06-116, Class ES, IO, 1.519s, 2036	93,714	5,681
IFB Ser. 07-W8, Class 2A2, IO, 1.319s, 2037	369,203	19,088
IFB Ser. 06-70, Class WI, IO, 1.319s, 2036	138,692	5,938
IFB Ser. 07-30, Class JS, IO, 1.309s, 2037	381,440	23,213
IFB Ser. 07-30, Class LI, IO, 1.309s, 2037	664,303	42,318
IFB Ser. 07-W2, Class 1A2, IO, 1.299s, 2037	909,448	51,263
IFB Ser. 07-W4, Class 2A2, IO, 1.289s, 2037	873,750	45,686
Ser. 06-104, Class SG, IO, 1.469s, 2036	200,780	12,607
IFB Ser. 07-54, Class IA, IO, 1.279s, 2037	198,327	12,436
IFB Ser. 07-54, Class IB, IO, 1.279s, 2037	198,327	12,436
IFB Ser. 07-54, Class IC, IO, 1.279s, 2037	198,327	12,436
IFB Ser. 07-54, Class ID, IO, 1.279s, 2037	198,327	12,436
IFB Ser. 07-54, Class IE, IO, 1.279s, 2037	198,327	12,436
IFB Ser. 07-54, Class IF, IO, 1.279s, 2037	294,104	18,442
IFB Ser. 07-54, Class UI, IO, 1.279s, 2037	236,085	15,852
IFB Ser. 07-15, Class CI, IO, 1.249s, 2037	772,677	47,329
IFB Ser. 06-123, Class BI, IO, 1.249s, 2037	1,023,817	60,828
IFB Ser. 06-115, Class JI, IO, 1.249s, 2036	568,418	34,796
IFB Ser. 06-123, Class LI, IO, 1.189s, 2037	378,167	21,748
Ser. 06-94, Class NI, IO, 1.369s, 2036	97,577	5,887
FRB Ser. 03-W17, Class 12, IO, 1.15s, 2033	380,368	14,606
IFB Ser. 07-39, Class AI, IO, 0.989s, 2037	360,018	18,738
IFB Ser. 07-32, Class SD, IO, 0.979s, 2037	236,959	11,882
IFB Ser. 07-33, Class SD, IO, 0.979s, 2037	777,347	36,954
IFB Ser. 07-30, Class UI, IO, 0.969s, 2037	194,839	10,331
IFB Ser. 07-32, Class SC, IO, 0.969s, 2037	314,353	15,547
IFB Ser. 07-1, Class CI, IO, 0.969s, 2037	228,901	11,729
IFB Ser. 05-74, Class SE, IO, 0.969s, 2035	1,061,544	46,103
IFB Ser. 05-82, Class SI, IO, 0.969s, 2035	613,478	24,577
IFB Ser. 07-W4, Class 1A2, IO, 0.959s, 2037	2,845,639	126,760
IFB Ser. 07-W5, Class 1A2, IO, 0.949s, 2037	448,872	13,466
IFB Ser. 07-4, Class PS, IO, 0.924s, 2037	844,116	39,040
IFB Ser. 05-58, Class IK, IO, 0.869s, 2035	198,048	11,491
Ser. 03-T2, Class 2, IO, 0.819s, 2042	1,455,278	32,351
IFB Ser. 07-75, Class ID, IO, 0.739s, 2037	193,331	9,319
Ser. 03-W6, Class 51, IO, 0.685s, 2042	363,353	6,050
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	765,501	30,142
Ser. 01-T12, Class IO, 0.564s, 2041	318,904	3,933
Ser. 03-W2, Class 1, IO, 0.47s, 2042	2,566,836	29,432
Ser. 01-50, Class B1, IO, 0.459s, 2041	555,024	5,043
Ser. 02-T4, Class IO, 0.453s, 2041	1,730,858	16,579
Ser. 02-T1, Class IO, IO, 0.428s, 2031	356,174	2,860

Ser. 03-W6, Class 3, IO, 0.367s, 2042	487,668	4,911
Ser. 03-W6, Class 23, IO, 0.352s, 2042	524,456	5,090
Ser. 01-79, Class BI, IO, 0.337s, 2045	1,277,009	9,958
Ser. 372, Class 1, Principal only (PO), zero %, 2036	1,939,091	1,454,233
Ser. 04-38, Class AO, PO, zero %, 2034	221,390	156,633
Ser. 04-61, Class CO, PO, zero %, 2031	139,458	112,263
Ser. 07-31, Class TS, IO, zero %, 2009	559,171	5,087
Ser. 07-15, Class IM, IO, zero %, 2009	219,215	2,434
Ser. 07-16, Class TS, IO, zero %, 2009	892,725	8,569
FRB Ser. 06-115, Class SN, zero %, 2036	97,181	104,819
FRB Ser. 05-65, Class ER, zero %, 2035	119,255	116,670
FRB Ser. 05-57, Class UL, zero %, 2035	114,172	115,206
FRB Ser. 05-65, Class CU, zero %, 2034	56,443	69,534
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	10,285	11,204
Ser. T-58, Class 4A, 7 1/2s, 2043	34,522	36,466
Ser. T-51, Class 2A, 7 1/2s, 2042	68,856	72,288
Ser. T-42, Class A5, 7 1/2s, 2042	24,379	25,617
Ser. T-60, Class 1A2, 7s, 2044	179,014	187,240
Ser. T-56, Class A, IO, 0.524s, 2043	397,094	5,683
Ser. T-56, Class 3, IO, 0.379s, 2043	422,470	972
Ser. T-56, Class 1, IO, 0.284s, 2043	531,237	744
Ser. T-56, Class 2, IO, 0.031s, 2043	487,552	390
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	84,170	90,512
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.685s, 2033	1,480,322	67,064
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	141,104
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	43,406
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	165,000	173,268
Freddie Mac
IFB Ser. 3182, Class PS, 5.59s, 2032	109,796	122,958
IFB Ser. 3202, Class HM, 4.487s, 2036	87,877	96,362
IFB Ser. 3149, Class SU, 3.843s, 2036	86,541	83,479
IFB Ser. 2976, Class KL, 3.291s, 2035	122,139	123,831
IFB Ser. 3081, Class DC, 3.274s, 2035	83,927	86,127
IFB Ser. 2990, Class DP, 3.181s, 2034	104,580	105,486
IFB Ser. 2927, Class SI, IO, 2.748s, 2035	178,046	20,973
IFB Ser. 3065, Class DC, 2.603s, 2035	105,508	99,839
IFB Ser. 2990, Class LB, 2.243s, 2034	128,707	119,835
IFB Ser. 2990, Class WP, 2.187s, 2035	77,790	75,760
IFB Ser. 2828, Class GI, IO, 1.748s, 2034	194,675	18,115
IFB Ser. 3184, Class SP, IO, 1.598s, 2033	249,612	18,496
IFB Ser. 2869, Class SH, IO, 1.548s, 2034	98,965	6,460
IFB Ser. 2869, Class JS, IO, 1.498s, 2034	447,431	28,646
IFB Ser. 3203, Class SH, IO, 1.388s, 2036	141,850	12,670
Ser. 3236, Class ES, IO, 0.948s, 2036	173,556	10,313
IFB Ser. 2755, Class SG, IO, 1.348s, 2031	258,308	15,318
IFB Ser. 2815, Class PT, IO, 1.298s, 2032	204,200	14,985
IFB Ser. 2828, Class TI, IO, 1.298s, 2030	95,300	6,554
IFB Ser. 3360, Class SC, 1.285s, 2037	156,663	147,068
IFB Ser. 3297, Class BI, IO, 1.008s, 2037	596,935	43,895
IFB Ser. 3284, Class IV, IO, 0.998s, 2037	151,235	11,826
IFB Ser. 3287, Class SD, IO, 0.998s, 2037	274,394	17,887
IFB Ser. 3281, Class BI, IO, 0.998s, 2037	116,498	8,114
IFB Ser. 3028, Class ES, IO, 0.998s, 2035	492,605	35,734
IFB Ser. 2922, Class SE, IO, 0.998s, 2035	249,619	15,523
IFB Ser. 3045, Class DI, IO, 0.978s, 2035	1,215,313	74,443
IFB Ser. 3136, Class NS, IO, 0.948s, 2036	286,367	18,026
IFB Ser. 3118, Class SD, IO, 0.948s, 2036	400,724	23,152
IFB Ser. 3054, Class CS, IO, 0.948s, 2035	105,067	5,462
IFB Ser. 3107, Class DC, IO, 0.948s, 2035	525,281	39,311
IFB Ser. 3129, Class SP, IO, 0.948s, 2035	212,286	11,673
IFB Ser. 3066, Class SI, IO, 0.948s, 2035	339,438	24,623
IFB Ser. 2927, Class ES, IO, 0.948s, 2035	141,231	7,703
IFB Ser. 2950, Class SM, IO, 0.948s, 2016	292,647	17,877
IFB Ser. 3256, Class S, IO, 0.938s, 2036	276,496	20,157
IFB Ser. 3031, Class BI, IO, 0.937s, 2035	95,663	7,580
IFB Ser. 3244, Class SB, IO, 0.908s, 2036	167,077	11,174
IFB Ser. 3244, Class SG, IO, 0.908s, 2036	192,889	13,256
IFB Ser. 3326, Class GS, IO, 0.898s, 2037	892,860	51,575
IFB Ser. 3236, Class IS, IO, 0.898s, 2036	312,831	20,183
IFB Ser. 3147, Class SH, IO, 0.898s, 2036	570,999	40,587
IFB Ser. 2962, Class BS, IO, 0.898s, 2035	586,102	34,134
IFB Ser. 3114, Class TS, IO, 0.898s, 2030	648,665	36,311
IFB Ser. 3128, Class JI, IO, 0.878s, 2036	307,655	21,489
IFB Ser. 2990, Class LI, IO, 0.878s, 2034	187,475	13,383
IFB Ser. 3240, Class S, IO, 0.868s, 2036	660,109	44,168
IFB Ser. 3153, Class JI, IO, 0.868s, 2036	284,145	16,609
IFB Ser. 3065, Class DI, IO, 0.868s, 2035	83,116	6,549
IFB Ser. 3145, Class GI, IO, 0.848s, 2036	251,341	18,466
IFB Ser. 3114, Class GI, IO, 0.848s, 2036	107,364	8,543
IFB Ser. 3218, Class AS, IO, 0.828s, 2036	204,300	12,366
IFB Ser. 3221, Class SI, IO, 0.828s, 2036	255,071	15,893
IFB Ser. 3202, Class PI, IO, 0.788s, 2036	690,663	43,276
IFB Ser. 3201, Class SG, IO, 0.748s, 2036	321,013	19,909
IFB Ser. 3203, Class SE, IO, 0.748s, 2036	285,885	17,474
IFB Ser. 3171, Class PS, IO, 0.733s, 2036	256,805	16,120
IFB Ser. 3152, Class SY, IO, 0.728s, 2036	224,628	15,390
IFB Ser. 3284, Class BI, IO, 0.698s, 2037	189,855	11,091
IFB Ser. 3199, Class S, IO, 0.698s, 2036	126,872	7,570
IFB Ser. 3284, Class LI, IO, 0.688s, 2037	836,607	52,093
IFB Ser. 3281, Class AI, IO, 0.678s, 2037	778,771	48,611

IFB Ser. 3311, Class IA, IO, 0.658s, 2037	279,122	18,030
IFB Ser. 3311, Class IB, IO, 0.658s, 2037	279,122	18,030
IFB Ser. 3311, Class IC, IO, 0.658s, 2037	279,122	18,030
IFB Ser. 3311, Class ID, IO, 0.658s, 2037	279,122	18,030
IFB Ser. 3311, Class IE, IO, 0.658s, 2037	404,044	26,099
IFB Ser. 3274, Class JS, IO, 0.658s, 2037	523,612	28,966
IFB Ser. 3240, Class GS, IO, 0.628s, 2036	395,602	23,912
IFB Ser. 3339, Class TI, IO, 0.388s, 2037	305,357	16,627
IFB Ser. 3288, Class SJ, IO, 0.378s, 2037	315,834	14,606
IFB Ser. 3284, Class CI, IO, 0.368s, 2037	607,510	31,788
IFB Ser. 3291, Class SA, IO, 0.358s, 2037	391,150	17,212
IFB Ser. 3016, Class SQ, IO, 0.358s, 2035	208,056	8,040
IFB Ser. 3284, Class WI, IO, 0.348s, 2037	1,009,070	51,176
IFB Ser. 3286, Class SA, IO, 0.348s, 2037	364,453	15,489
IFB Ser. 3235, Class SA, IO, 0.198s, 2036	148,708	6,029
Ser. 246, Class PO, zero %, 2037	1,551,337	1,167,239
Ser. 3300, Class PO, zero %, 2037	96,693	73,970
Ser. 242, Class PO, zero %, 2036	1,826,672	1,375,785
Ser. 239, PO, zero %, 2036	507,797	378,128
FRB Ser. 3327, Class YF, zero %, 2037	135,095	139,283
FRB Ser. 3326, Class YF, zero %, 2037	94,289	105,037
FRB Ser. 3239, Class BF, zero %, 2036	149,105	168,768
FRB Ser. 3231, Class XB, zero %, 2036	96,227	98,095
FRB Ser. 3147, Class SF, zero %, 2036	136,153	140,056
FRB Ser. 3122, Class GF, zero %, 2036	70,906	72,428
FRB Ser. 3003, Class XF, zero %, 2035	74,917	74,110
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.054s, 2043	4,505,649	32,636
Ser. 05-C3, Class XC, IO, 0.059s, 2045	10,608,240	54,282
Ser. 07-C1, Class XC, IO, 0.042s, 2019	11,913,441	84,475
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.082s, 2036	44,000	45,713
Ser. 97-C1, Class X, IO, 1.315s, 2029	137,657	7,829
Ser. 05-C1, Class X1, IO, 0.166s, 2043	4,652,935	60,344
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	77,845	78,974
Ser. 06-C1, Class XC, IO, 0.056s, 2045	6,836,960	49,411
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 8.445s, 2037	233,538	315,013
IFB Ser. 07-44, Class SP, 7.741s, 2036	108,849	125,756
IFB Ser. 07-51, Class SP, 6.503s, 2037	105,648	114,031
Ser. 07-58, Class PS, IO, 6s, 2037 (FWC)	800,000	55,835
Ser. 07-58, Class SA, IO, 6s, 2037 (FWC)	1,555,000	78,980
Ser. 07-59, Class PS, IO, 6s, 2037 (FWC)	140,000	8,881
Ser. 07-59, Class SD, IO, 6s, 2037 (FWC)	850,000	41,969
Ser. 07-59, Class SP, IO, 6s, 2037 (FWC)	427,000	27,221
Ser. 07-57, Class QA, 6s, 2037 (FWC)	445,000	22,389
IFB Ser. 07-38, Class AS, 5.66s, 2037	196,305	231,406
IFB Ser. 05-7, Class JM, 4.37s, 2034	125,750	125,332
IFB Ser. 06-62, Class SI, IO, 1.884s, 2036	248,013	18,940
IFB Ser. 07-1, Class SL, IO, 1.864s, 2037	132,125	10,433
IFB Ser. 07-1, Class SM, IO, 1.854s, 2037	132,125	10,392
IFB Ser. 05-66, Class SP, 1.658s, 2035	87,766	81,762
IFB Ser. 07-53, Class ES, IO, 1.4s, 2037	212,000	9,391
IFB Ser. 07-26, Class SG, IO, 1.354s, 2037	317,990	22,648
IFB Ser. 07-9, Class BI, IO, 1.324s, 2037	732,234	45,693
IFB Ser. 07-25, Class SA, IO, 1.304s, 2037	266,170	15,479
IFB Ser. 07-25, Class SB, IO, 1.304s, 2037	437,487	25,443
IFB Ser. 07-26, Class LS, IO, 1.304s, 2037	661,433	46,081
IFB Ser. 07-26, Class SA, IO, 1.304s, 2037	740,635	44,846
IFB Ser. 07-22, Class S, IO, 1.304s, 2037	168,039	12,874
IFB Ser. 07-11, Class SA, IO, 1.304s, 2037	168,382	11,624
IFB Ser. 07-14, Class SB, IO, 1.304s, 2037	161,900	11,136
IFB Ser. 06-69, Class SA, IO, 1.304s, 2036	449,306	27,378
IFB Ser. 07-51, Class SJ, IO, 1.254s, 2037	186,505	14,758
IFB Ser. 06-38, Class SG, IO, 1.154s, 2033	747,079	35,605
IFB Ser. 07-51, Class SG, IO, 1.084s, 2037	737,542	40,139
IFB Ser. 07-26, Class SD, IO, 1.048s, 2037	367,913	25,167
IFB Ser. 07-9, Class DI, IO, 1.014s, 2037	371,238	19,946
IFB Ser. 06-28, Class GI, IO, 1.004s, 2035	306,726	16,544
IFB Ser. 07-48, Class SB, IO, 0.898s, 2037	313,746	17,307
IFB Ser. 05-65, Class SI, IO, 0.854s, 2035	227,763	12,042
IFB Ser. 07-53, Class SG, IO, 0.797s, 2037	134,000	7,141
IFB Ser. 06-14, Class S, IO, 0.754s, 2036	253,397	12,169
IFB Ser. 07-9, Class AI, IO, 0.748s, 2037	243,676	14,676
IFB Ser. 06-11, Class ST, IO, 0.744s, 2036	156,525	7,416
IFB Ser. 07-36, Class SY, IO, 0.718s, 2037	224,489	12,622
IFB Ser. 07-27, Class SD, IO, 0.704s, 2037	190,033	8,323
IFB Ser. 07-19, Class SJ, IO, 0.704s, 2037	321,718	14,293
IFB Ser. 07-23, Class ST, IO, 0.704s, 2037	372,984	15,147
IFB Ser. 07-8, Class SA, IO, 0.704s, 2037	949,384	47,469
IFB Ser. 07-9, Class CI, IO, 0.704s, 2037	483,551	21,131
IFB Ser. 07-7, Class EI, IO, 0.704s, 2037	349,617	15,378
IFB Ser. 07-1, Class S, IO, 0.704s, 2037	423,014	18,960
IFB Ser. 07-3, Class SA, IO, 0.704s, 2037	403,158	17,931
IFB Ser. 07-53, Class SC, IO, 0.703s, 2037	245,000	10,410
IFB Ser. 07-21, Class S, IO, 0.448s, 2037	392,092	19,259
IFB Ser. 07-43, Class SC, IO, 0.348s, 2037	263,241	11,876
FRB Ser. 07-49, Class UF, zero %, 2037	54,363	53,479
FRB Ser. 07-35, Class UF, zero %, 2037	59,233	63,639
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.857s, 2039	1,599,852	61,432
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039	468,000	462,079
Ser. 05-GG5, Class XC, IO, 0.051s, 2037	8,501,359	33,873
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.324s, 2039	2,902,029	67,109

Ser. 05-GG3, Class XC, IO, 0.142s, 2042	4,198,772	66,262
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	187,000	187,954
FRB Ser. 07-GG10, Class AM, 5.799s, 2045	654,000	661,715
Ser. 06-GG8, Class A4, 5.56s, 2039	191,000	190,897
Ser. 04-GG2, Class A6, 5.396s, 2038	198,000	197,772
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 9.003s, 2015	26,000	25,740
Ser. 98-C1, Class F, 6s, 2030	59,000	58,991
Ser. 03-C1, Class X1, IO, 0.529s, 2040	831,579	14,346
Ser. 05-GG4, Class XC, IO, 0.179s, 2039	4,926,702	80,059
Ser. 04-C1, Class X1, IO, 0.16s, 2028	3,029,342	17,987
Ser. 06-GG6, Class XC, IO, 0.035s, 2038	2,562,420	7,907
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.838s, 2035	85,679	84,545
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB19, Class AM, 5.747s, 2049	765,000	759,025
Ser. 07-CB20, Class A3, 5.863s, 2051	469,000	472,208
Ser. 07-CB18, Class AM, 5.466s, 2047	535,000	519,592
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	45,003
FRB Ser. 07-LD12, Class AM, 6.063s, 2051	1,230,000	1,246,334
FRB Ser. 07-LD12, Class A3, 5.991s, 2051	1,922,000	1,949,638
FRB Ser. 07-LD11, Class A3, 5.819s, 2049	234,000	236,778
FRB Ser. 07-LD11, Class AM, 5.819s, 2049	292,000	290,814
Ser. 07-CB20, Class A4, 5.837s, 2051	562,000	567,530
Ser. 06-CB15, Class A4, 5.814s, 2043	258,000	261,960
Ser. 06-CB14, Class AM, 5.629s, 2044	216,000	212,596
Ser. 06-CB16, Class A4, 5.552s, 2045	207,000	205,609
Ser. 06-CB14, Class A4, 5.481s, 2044	217,000	215,474
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049	297,000	286,557
Ser. 05-LDP2, Class AM, 4.78s, 2042	80,000	74,541
Ser. 06-LDP8, Class X, IO, 0.574s, 2045	2,123,204	83,654
Ser. 06-CB17, Class X, IO, 0.514s, 2043	2,049,765	75,903
Ser. 06-LDP9, Class X, IO, 0.456s, 2047	3,059,106	95,597
Ser. 07-LDPX, Class X, IO, 0.348s, 2049	3,478,635	78,269
Ser. 06-CB16, Class X1, IO, 0.057s, 2045	2,422,686	37,067
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	9,953,084	9,331
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	44,318
Ser. 06-FL2A, Class X1, IO, 0.855s, 2018	1,115,210	1,673
Ser. 05-LDP2, Class X1, IO, 0.11s, 2042	7,054,908	115,745
Ser. 05-LDP1, Class X1, IO, 0.096s, 2046	2,830,914	25,655
Ser. 05-CB12, Class X1, IO, 0.096s, 2037	3,377,069	32,188
Ser. 05-LDP3, Class X1, IO, 0.062s, 2042	6,280,486	47,104
Ser. 07-CB20, Class X1, IO, 0.049s, 2051	6,071,000	77,238
Ser. 05-LDP5, Class X1, IO, 0.044s, 2044	16,092,240	72,918
Ser. 06-CB14, Class X1, IO, 0.06s, 2044	4,090,395	17,895
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	35,556
Ser. 99-C1, Class G, 6.41s, 2031	37,135	38,675
Ser. 98-C4, Class H, 5.6s, 2035	50,000	47,447
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class AM, 6.114s, 2017	629,000	640,008
Ser. 07-C6, Class A2, 5.845s, 2012	599,000	613,017
Ser. 04-C7, Class A6, 4.786s, 2029	83,000	79,928
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.908s, 2037	1,663,316	25,913
Ser. 06-C7, Class XW, IO, 0.719s, 2038	1,454,185	65,348
Ser. 05-C3, Class XCL, IO, 0.174s, 2040	2,629,544	53,978
Ser. 05-C2, Class XCL, IO, 0.146s, 2040	3,972,609	42,821
Ser. 05-C5, Class XCL, IO, 0.12s, 2020	3,221,382	43,919
Ser. 06-C1, Class XCL, IO, 0.068s, 2041	5,615,229	59,194
Ser. 05-C7, Class XCL, IO, 0.081s, 2040	3,858,767	33,080
Ser. 06-C7, Class XCL, IO, 0.064s, 2038	2,565,798	44,334
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 6.703s, 2017	52,000	52,057
FRB Ser. 05-LLFA, 6.553s, 2018	20,000	19,950
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 10.133s, 2036	83,871	94,403
IFB Ser. 07-5, Class 4A3, 9.293s, 2036	130,323	142,740
IFB Ser. 07-4, Class 3A2, IO, 2.069s, 2037	197,323	11,809
IFB Ser. 06-5, Class 2A2, IO, 2.019s, 2036	358,576	19,536
IFB Ser. 07-4, Class 2A2, IO, 1.539s, 2037	761,932	43,987
IFB Ser. 07-1, Class 2A3, IO, 1.499s, 2037	1,052,356	67,624
IFB Ser. 06-9, Class 2A2, IO, 1.489s, 2037	630,671	38,621
IFB Ser. 07-5, Class 10A2, IO, 1.209s, 2037	378,781	15,062
IFB Ser. 06-5, Class 1A3, IO, 0.269s, 2036	96,725	848
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 7.286s, 2034	10,043	9,938
FRB Ser. 04-13, Class 3A6, 3.786s, 2034	134,000	130,141
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	108,376	1,660
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	277,253	824
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.059s, 2049	7,930,949	114,627
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 6.253s, 2022	99,966	100,516
Ser. 06-1, Class X1A, IO, 1.844s, 2022	1,081,134	16,321
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.108s, 2030	31,000	33,440
FRB Ser. 05-A9, Class 3A1, 5.279s, 2035	225,681	223,283
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A4, 5.83s, 2050	103,000	104,890
FRB Ser. 07-C1, Class AM, 5.83s, 2050	120,000	120,691
Ser. 05-MCP1, Class XC, IO, 0.091s, 2043	3,225,416	41,830

Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.236s, 2044		1,717,224	14,355
Ser. 04-KEY2, Class XC, IO, 0.247s, 2039		847,516	17,910
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049		226,000	230,336
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-1, Class X, IO, 0.134s, 2039		2,908,561	14,088
Ser. 06-3, Class XC, IO, 0.055s, 2046		3,218,324	51,815
Ser. 07-7, Class X, IO, 0.02s, 2050		12,918,000	49,956
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040		121,189	35,183
Ser. 05-C3, Class X, IO, 5.555s, 2044		132,062	37,184
Ser. 06-C4, Class X, IO, 5.095s, 2016		573,000	190,123
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.625s, 2043		983,896	39,702
Morgan Stanley Capital I
FRB Ser. 06-IQ11, Class A4, 5.774s, 2042		258,000	260,647
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049		139,000	138,210
Ser. 07-HQ11, Class A4, 5.447s, 2044		818,000	811,450
Ser. 05-HQ6, Class A4A, 4.989s, 2042		191,000	187,780
Ser. 04-HQ4, Class A7, 4.97s, 2040		99,000	96,518
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030		28,000	28,099
Ser. 04-RR, Class F5, 6s, 2039		100,000	82,910
Ser. 04-RR, Class F6, 6s, 2039		100,000	77,241
Ser. 05-HQ5, Class X1, IO, 0.095s, 2042		1,474,863	11,119
Ser. 05-HQ6, Class X1, IO, 0.1s, 2042		4,108,558	41,507
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.353s, 2035		211,299	210,074
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.085s, 2030		49,000	49,728
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032		187,000	191,712
Ser. 00-C2, Class J, 6.22s, 2033		49,000	49,367
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.419s, 2036		57,887	877
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019		186,352	177,982
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.772s, 2036		1,212,503	57,767
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 7.209s, 2034		4,578	4,648
FRB Ser. 05-18, Class 6A1, 5.242s, 2035		99,246	98,732
Wachovia Bank Commercial Mortgage Trust
Ser. 04-C15, Class A4, 4.803s, 2041		147,000	141,432
Ser. 06-C28, Class XC, IO, 0.381s, 2048		1,423,282	35,824
Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 0.504s, 2035		779,707	23,659
Ser. 05-C18, Class XC, IO, 0.092s, 2042		3,780,365	38,598
Ser. 06-C27, Class XC, IO, 0.063s, 2045		2,765,902	26,829
Ser. 06-C23, Class XC, IO, 0.053s, 2045		2,910,384	17,579
Ser. 06-C26, Class XC, IO, 0.041s, 2045		1,741,970	6,463
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.955s, 2043		367,159	18,315
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036		10,000	9,197
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.3s, 2036		128,639	127,103
Ser. 05-AR2, Class 2A1, 4.545s, 2035		64,262	63,032
Ser. 04-R, Class 2A1, 4.362s, 2034		65,999	64,720
Ser. 05-AR12, Class 2A5, 4.318s, 2035		965,000	944,192

Total collateralized mortgage obligations (cost $47,548,847)			$47,971,859

CORPORATE BONDS AND NOTES (7.5%)(a)

		Principal amount	Value

Basic Materials (0.5%)
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		$10,000	$6,900
AK Steel Corp. company guaranty 7 3/4s, 2012		75,000	75,938
Aleris International, Inc. company guaranty 10s, 2016		40,000	35,400
Aleris International, Inc. company guaranty 9s, 2014
(PIK)		35,000	32,375
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		20,000	17,800
ARCO Chemical Co. debs. 10 1/4s, 2010		25,000	26,750
Builders FirstSource, Inc. company guaranty FRN
9.808s, 2012		40,000	38,500
Clondalkin Acquisition BV 144A sec. FRN 7.694s, 2013
(Netherlands)		75,000	72,000
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	10,000	14,112
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		$50,000	51,750
Domtar, Inc. notes 7 7/8s, 2011 (Canada)		35,000	35,963
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009		55,000	54,051
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		105,000	114,713
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.394s, 2015		20,000	20,775
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		50,000	53,875
Georgia-Pacific Corp. debs. 9 1/2s, 2011		52,000	54,860
Georgia-Pacific Corp. notes 8 1/8s, 2011		30,000	30,450

Georgia-Pacific Corp. sr. notes 8s, 2024		35,000	34,125
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		45,000	47,250
Hercules, Inc. company guaranty 6 3/4s, 2029		10,000	9,925
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		55,000	60,500
Huntsman, LLC company guaranty 11 5/8s, 2010		1,000	1,060
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		10,000	10,025
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		20,000	19,312
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		75,000	84,563
Lyondell Chemical Co. company guaranty 8s, 2014		35,000	38,500
MacDermid, Inc. 144A sr. sub. notes 9 1/2s, 2017		55,000	53,075
Metals USA, Inc. sec. notes 11 1/8s, 2015		45,000	47,925
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		85,000	84,150
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		20,000	21,325
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		20,000	21,000
NewPage Corp. company guaranty 10s, 2012		20,000	21,050
NewPage Holding Corp. sr. notes FRN 12.36s, 2013 (PIK)		11,934	11,695
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		20,000	15,600
Novelis, Inc. company guaranty 7 1/4s, 2015		60,000	57,900
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)		40,000	36,499
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	55,000	77,224
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
8s, 2017		$30,000	29,475
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		133,000	128,345
Stone Container Corp. sr. notes 8 3/8s, 2012		5,000	5,000
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		5,000	4,775
Tube City IMS Corp. company guaranty 9 3/4s, 2015		35,000	34,213
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		6,000	6,255
Westvaco Corp. unsec. notes 7 1/2s, 2027		10,000	10,570
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		35,000	34,804
			1,742,352

Capital Goods (0.4%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		55,000	54,450
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017		70,000	70,350
American Railcar Industries, Inc. sr. unsec. 7 1/2s,
2014		15,000	14,925
Baldor Electric Co. company guaranty 8 5/8s, 2017		65,000	68,250
Berry Plastics Holding Corp. company guaranty 10 1/4s,
2016		30,000	29,400
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014		45,000	46,013
Blount, Inc. sr. sub. notes 8 7/8s, 2012		30,000	30,488
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		75,000	78,563
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017		65,000	65,592
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		50,000	51,313
General Cable Corp. company guaranty 7 1/8s, 2017		35,000	34,300
General Cable Corp. company guaranty FRN 7.606s, 2015		10,000	9,700
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		45,000	44,888
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 7/8s, 2015 (PIK)		50,000	50,375
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015		35,000	35,788
Hawker Beechcraft Acquisition Co., LLC 144A sr. sub.
notes 9 3/4s, 2017		5,000	5,113
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		35,000	34,563
L-3 Communications Corp. company guaranty 7 5/8s, 2012		81,000	82,823
L-3 Communications Corp. company guaranty 6 1/8s, 2013		25,000	24,563
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		75,000	73,688
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		20,000	19,200
Legrand SA debs. 8 1/2s, 2025 (France)		140,000	163,800
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		45,000	44,775
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		50,000	47,000
Mueller Water Products, Inc. company guaranty 7 3/8s,
2017		20,000	19,200
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	50,000	69,740
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		$60,000	62,775
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		90,000	93,150
TD Funding Corp. company guaranty 7 3/4s, 2014		50,000	50,500
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		40,000	43,000
Titan International, Inc. company guaranty 8s, 2012		50,000	49,875
WCA Waste Corp. company guaranty 9 1/4s, 2014		20,000	20,600
			1,588,760

Communication Services (0.7%)
American Tower Corp. 144A sr. notes 7s, 2017		100,000	100,375
Ameritech Capital Funding company guaranty 6 1/4s, 2009		95,000	96,900
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		56,000	70,899
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		170,000	196,498
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		30,000	31,800
Centennial Communications Corp. sr. notes 10s, 2013		45,000	47,588
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013		95,000	95,713

Citizens Communications Co. notes 9 1/4s, 2011	105,000	113,925
Cricket Communications, Inc. company guaranty 9 3/8s,
2014	30,000	30,450
Dobson Communications Corp. sr. notes 8 7/8s, 2013	75,000	79,500
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)	41,000	39,258
Intelsat Bermuda, Ltd. company guaranty FRN 8.886s,
2015 (Bermuda)	25,000	25,250
Intelsat Bermuda, Ltd. sr. unsec. 11 1/4s, 2016
(Bermuda)	105,000	111,563
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)	10,000	8,225
iPCS, Inc. 144A sec. FRN 7.481s, 2013	15,000	14,550
Level 3 Financing, Inc. company guaranty 12 1/4s, 2013	20,000	22,050
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014	55,000	54,175
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017	25,000	24,125
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014	40,000	40,800
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014	10,000	10,200
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	25,000	25,100
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014	155,000	147,980
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)	75,000	79,125
PAETEC Holding Corp. 144A sr. notes 9 1/2s, 2015	20,000	20,000
PanAmSat Corp. company guaranty 9s, 2014	20,000	20,600
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	30,000	30,375
Qwest Corp. debs. 7 1/4s, 2025	25,000	24,563
Qwest Corp. notes 8 7/8s, 2012	130,000	141,863
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	40,000	40,407
Rural Cellular Corp. sr. notes 9 7/8s, 2010	5,000	5,225
Rural Cellular Corp. 144A sr. sub. notes FRN 8.621s,
2013	25,000	25,625
Sprint Capital Corp. company guaranty 6.9s, 2019	30,000	30,119
Sprint Capital Corp. company guaranty 6 7/8s, 2028	95,000	91,684
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	20,000	19,100
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	20,000	21,136
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	50,000	47,466
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	20,000	19,410
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	75,000	80,370
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	40,000	40,409
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	5,000	5,976
Telus Corp. notes 8s, 2011 (Canada)	50,000	54,111
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	35,000	36,313
Verizon Communications, Inc. sr. unsec 5.55s, 2016	135,000	133,666
Verizon Communications, Inc. sr. unsec. bonds 5 1/2s,
2017	65,000	63,689
Verizon New England, Inc. sr. notes 6 1/2s, 2011	50,000	51,811
Verizon New Jersey, Inc. debs. 8s, 2022	45,000	51,368
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	45,000	53,745
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	30,000	28,564
West Corp. company guaranty 11s, 2016	15,000	15,750
West Corp. company guaranty 9 1/2s, 2014	25,000	25,813
Windstream Corp. company guaranty 8 5/8s, 2016	65,000	69,306
Windstream Corp. company guaranty 8 1/8s, 2013	35,000	36,838
		2,751,351

Consumer Cyclicals (0.9%)
American Media, Inc. company guaranty 8 7/8s, 2011	10,000	8,750
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	45,000	40,050
Aramark Corp. company guaranty 8 1/2s, 2015	50,000	51,000
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015	30,000	29,100
Associated Materials, Inc. company guaranty 9 3/4s,
2012	50,000	50,750
Autonation, Inc. company guaranty 7s, 2014	10,000	9,550
Autonation, Inc. company guaranty FRN 7.36s, 2013	10,000	9,550
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	45,000	42,075
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	75,000	77,063
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	45,000	43,538
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	56,690	55,556
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	18,000	16,380
Corrections Corporation of America sr. notes 7 1/2s,
2011	35,000	35,263
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	30,000	29,076
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	30,000	26,877
DaimlerChrysler NA Holding Corp. company guaranty 8s,
2010	110,000	117,514
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	5,000	5,171
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	50,000	50,465
Dana Corp. notes 5.85s, 2015	55,000	44,275
Dex Media, Inc. notes 8s, 2013	10,000	10,075
Ford Motor Co. notes 7.45s, 2031	45,000	35,325
Ford Motor Credit Corp. notes 7 7/8s, 2010	105,000	102,640

Ford Motor Credit Corp. notes 7 3/8s, 2009	20,000	19,611
Ford Motor Credit Corp. notes 6 3/8s, 2008	45,000	43,937
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	185,000	187,779
General Motors Corp. debs. 9.4s, 2021	10,000	9,500
General Motors Corp. notes 7.2s, 2011	175,000	167,125
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.36s, 2012	40,000	39,600
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	4,000	4,060
Hanesbrands, Inc. company guaranty FRN Ser. B, 8.784s,
2014	40,000	39,800
Hilton Hotels Corp. notes 7 5/8s, 2012	25,000	28,444
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	100,000	100,750
iPayment, Inc. company guaranty 9 3/4s, 2014	15,000	14,325
JC Penney Co., Inc. debs. 7.65s, 2016	50,000	54,421
JC Penney Co., Inc. sr. notes 6 3/8s, 2036	25,000	23,392
Jostens IH Corp. company guaranty 7 5/8s, 2012	50,000	50,875
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012	15,000	11,250
Lamar Media Corp. company guaranty 7 1/4s, 2013	55,000	55,275
Lamar Media Corp. company guaranty Ser. B, 6 5/8s, 2015	15,000	14,475
Levi Strauss & Co. sr. notes 9 3/4s, 2015	50,000	52,500
Levi Strauss & Co. sr. notes 8 7/8s, 2016	30,000	30,900
Marriott International, Inc. notes 6 3/8s, 2017	42,000	42,196
Meritage Homes Corp. company guaranty 6 1/4s, 2015	55,000	43,381
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	15,000	15,675
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	95,000	93,456
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	45,000	46,013
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009	30,000	29,850
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	100,000	106,500
NTK Holdings, Inc. sr. disc. notes zero %, 2014	45,000	27,675
Office Depot, Inc. notes 6 1/4s, 2013	25,000	25,200
Omnicom Group, Inc. sr. notes 5.9s, 2016	30,000	29,841
Park Place Entertainment Corp. sr. notes 7s, 2013	45,000	46,913
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	45,000	45,563
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	35,000	33,119
Quebecor Media notes 7 3/4s, 2016 (Canada) (FWC)	10,000	9,600
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	15,000	14,175
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	25,000	23,625
R.H. Donnelley Corp. sr. notes 8 7/8s, 2017	20,000	20,350
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	20,000	20,375
R.H. Donnelley, Inc. company guaranty 10 7/8s, 2012	5,000	5,325
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	35,000	31,500
Scientific Games Corp. company guaranty 6 1/4s, 2012	50,000	48,188
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	60,000	60,450
Standard Pacific Corp. sr. notes 6 1/2s, 2008	35,000	31,150
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec
6 1/4s, 2013	65,000	65,237
Station Casinos, Inc. sr. notes 6s, 2012	90,000	85,500
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	25,000	25,188
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	5,000	5,363
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	50,000	49,875
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	75,000	65,063
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	105,000	87,413
UCI Holdco, Inc. 144A sr. notes FRN 12.694s, 2013 (PIK)	47,743	45,356
United Auto Group, Inc. company guaranty 7 3/4s, 2016	40,000	38,300
United Components, Inc. sr. sub. notes 9 3/8s, 2013	15,000	15,225
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	110,000	106,425
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	5,000	3,700
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	110,000	85,250
Wyndham Worldwide Corp. sr. unsec. 6s, 2016	40,000	38,738
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	85,000	83,300
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	30,000	29,100
		3,517,215

Consumer Staples (1.1%)
Adelphia Communications Corp. escrow bonds zero %, 2010	55,000	8,800
Affinion Group, Inc. company guaranty 11 1/2s, 2015	35,000	36,750
Affinion Group, Inc. company guaranty 10 1/8s, 2013	55,000	58,025
Affinity Group, Inc. sr. sub. notes 9s, 2012	55,000	56,100
AMC Entertainment, Inc. company guaranty 11s, 2016	60,000	63,900
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	35,000	33,338
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	30,000	29,400
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	20,000	19,650
Buffets, Inc. company guaranty 12 1/2s, 2014	55,000	38,500
Campbell Soup Co. debs. 8 7/8s, 2021	50,000	63,596
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	128,000	129,600
CCH II, LLC/Capital Corp. sr. unsec. notes Ser. B,
10 1/4s, 2010	101,000	105,040
CCH, LLC/Capital Corp. sr. unsec. notes 10 1/4s, 2010	69,000	70,553
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	5,000	4,500
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	35,000	30,100

Church & Dwight Co., Inc. company guaranty 6s, 2012	40,000	38,500
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	65,000	61,425
Cox Communications, Inc. notes 7 1/8s, 2012	70,000	74,188
Cox Communications, Inc. 144A notes 5 7/8s, 2016	55,000	53,840
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	35,000	37,446
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	125,000	127,188
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	5,000	4,813
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	5,000	5,013
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	100,000	97,187
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	96,504	97,044
Dean Foods Co. company guaranty 7s, 2016	25,000	23,750
Del Monte Corp. company guaranty 6 3/4s, 2015	70,000	67,200
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	10,000	10,150
Delhaize Group 144A notes 6 1/2s, 2017 (Belgium)	35,000	36,325
Diageo PLC company guaranty 8s, 2022	40,000	47,347
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	80,000	75,900
Dole Food Co. sr. notes 8 5/8s, 2009	42,000	42,105
Echostar DBS Corp. company guaranty 7s, 2013	35,000	35,788
Echostar DBS Corp. company guaranty 6 5/8s, 2014	5,000	5,025
Echostar DBS Corp. sr. notes 6 3/8s, 2011	145,000	145,725
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	55,000	54,175
Estee Lauder Cos., Inc. (The) sr. unsec. 6s, 2037	65,000	62,900
Estee Lauder Cos., Inc. (The) sr. unsec. 5.55s, 2017	15,000	14,747
General Mills, Inc. sr. unsub. 5.65s, 2012	65,000	65,579
Hertz Corp. company guaranty 8 7/8s, 2014	65,000	66,950
Idearc, Inc. company guaranty 8s, 2016	120,000	119,700
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	45,000	40,275
Ion Media Networks, Inc. 144A sr. sec. notes 11.61s,
2013	20,000	20,400
Ion Media Networks, Inc. 144A sr. sec. notes 8.61s,
2012	20,000	19,900
Jarden Corp. company guaranty 7 1/2s, 2017	35,000	33,863
Kroger Co. company guaranty 6.4s, 2017	55,000	56,082
Liberty Media Corp. debs. 8 1/4s, 2030	50,000	49,000
News America Holdings, Inc. company guaranty 7 3/4s,
2024	50,000	54,762
News America Holdings, Inc. debs. 7 3/4s, 2045	165,000	182,667
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	35,000	37,013
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	25,000	17,500
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	20,000	17,700
Pilgrim's Pride Corp. sr. unsec. 7 5/8s, 2015	5,000	5,125
Pinnacle Foods Finance LLC 144A sr. notes 9 1/4s, 2015	20,000	19,050
Pinnacle Foods Finance LLC 144A sr. sub. notes
10 5/8s, 2017	20,000	18,750
Playtex Products, Inc. company guaranty 9 3/8s, 2011	30,000	31,013
Playtex Products, Inc. company guaranty 8s, 2011	15,000	15,788
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	45,000	45,450
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	55,000	57,063
Rental Services Corp. company guaranty 9 1/2s, 2014	40,000	38,200
Reynolds American, Inc. company guaranty 7 1/4s, 2013	55,000	58,064
Rite Aid Corp. company guaranty 9 3/8s, 2015	40,000	37,200
Rite Aid Corp. sec. notes 7 1/2s, 2017	40,000	37,650
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	40,000	39,700
Spectrum Brands, Inc. company guaranty 11 1/2s, 2013
(PIK)	30,000	26,700
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	60,000	46,200
Supervalu, Inc. sr. notes 7 1/2s, 2014	40,000	40,700
TCI Communications, Inc. company guaranty 7 7/8s, 2026	215,000	236,851
TCI Communications, Inc. debs. 9.8s, 2012	20,000	23,149
TCI Communications, Inc. debs. 7 7/8s, 2013	70,000	76,608
Time Warner Cable, Inc. 144A sr. unsec. 6.55s, 2037	50,000	48,967
Time Warner Cable, Inc. 144A sr. unsec. 5.85s, 2017	30,000	29,209
Time Warner, Inc. debs. 9.15s, 2023	40,000	48,779
Time Warner, Inc. debs. 9 1/8s, 2013	130,000	149,034
United Rentals NA, Inc. sr. sub. notes 7s, 2014	60,000	61,200
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	45,000	45,338
Univision Communications, Inc. 144A sr. notes 9 3/4s,
2015 (PIK)	30,000	29,250
Viacom, Inc. sr. notes 5 3/4s, 2011	30,000	30,290
Young Broadcasting, Inc. company guaranty 10s, 2011	30,000	27,675
		4,070,027

Energy (0.6%)
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	32,000	31,787
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	18,000	17,841
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	115,000	112,700
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	50,000	46,875
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	110,000	113,025
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	45,000	47,025
Complete Production Services, Inc. company guaranty
8s, 2016	60,000	59,325
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	70,000	67,550
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	40,000	38,500
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	40,000	41,000
Encore Acquisition Co. sr. sub. notes 6s, 2015	89,000	80,323
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	35,000	32,061

Enterprise Products Operating LP company guaranty FRN
8 3/8s, 2066	85,000	87,359
EOG Resources, Inc. sr. unsec 5 7/8s, 2017	40,000	39,987
Forest Oil Corp. sr. notes 8s, 2011	65,000	67,438
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	45,000	43,538
Hess Corp. bonds 7 7/8s, 2029	55,000	63,218
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016	15,000	15,300
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	85,000	82,025
Kerr-McGee Corp. sec. notes 6.95s, 2024	50,000	51,802
Marathon Oil Corp. unsub. notes 6s, 2017	15,000	15,060
Marathon Oil Corp. unsub. bonds 6.6s, 2037	30,000	30,814
Massey Energy Co. sr. notes 6 5/8s, 2010	45,000	43,988
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	15,000	15,027
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	30,000	29,475
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	40,000	39,300
Nexen, Inc. bonds 6.4s, 2037 (Canada)	75,000	72,882
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	50,000	48,500
OPTI Canada, Inc. 144A company guaranty 8 1/4s, 2014
(Canada)	40,000	40,300
Peabody Energy Corp. company guaranty 7 3/8s, 2016	20,000	21,100
Peabody Energy Corp. sr. notes 5 7/8s, 2016	140,000	136,850
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	95,000	100,225
Plains Exploration & Production Co. company guaranty
7s, 2017	40,000	37,400
Pogo Producing Co. sr. sub. notes 7 7/8s, 2013	20,000	20,700
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	40,000	40,200
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	80,000	83,388
Pride International, Inc. sr. notes 7 3/8s, 2014	60,000	61,500
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	30,000	29,550
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	98,500
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	45,000	43,875
Sunoco, Inc. notes 4 7/8s, 2014	30,000	28,465
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	30,000	30,000
Tesoro Corp. 144A sr. notes 6 1/2s, 2017	60,000	59,700
Valero Energy Corp. sr. unsec. notes 7 1/2s, 2032	35,000	38,393
Weatherford International, Inc. 144A company guaranty
6.8s, 2037	15,000	15,406
Weatherford International, Inc. 144A company guaranty
6.35s, 2017	25,000	25,432
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	40,000	39,381
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	20,000	19,310
Whiting Petroleum Corp. company guaranty 7s, 2014	30,000	28,800
		2,432,200

Financial (1.3%)
American Express Co. sr. unsec. notes 6.15s, 2017	50,000	50,458
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	125,000	117,943
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	80,000	81,974
Amvescap PLC company guaranty 5 5/8s, 2012 (United
Kingdom)	30,000	29,503
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	50,000	43,571
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	90,000	89,159
Block Financial Corp. notes 5 1/8s, 2014	35,000	31,960
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 7.358s, 2012 (Cayman Islands)	100,000	99,005
Brandywine Operating Partnership LP sr. unsec. 5.7s,
2017 (R)	50,000	46,740
Camden Property Trust notes 5.7s, 2017 (R)	45,000	42,359
Capital One Capital III company guaranty 7.686s, 2036	85,000	83,517
Chubb Corp. (The) sr. notes 6s, 2037	15,000	14,416
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	195,000	161,907
CIT Group, Inc. sr. notes 5.4s, 2013	10,000	9,378
CIT Group, Inc. sr. notes 5s, 2014	85,000	76,751
Citigroup, Inc. sub. notes 5s, 2014	9,000	8,675
CNA Financial Corp. unsec. notes 6 1/2s, 2016	35,000	35,516
CNA Financial Corp. unsec. notes 6s, 2011	35,000	35,383
Colonial Properties Trust notes 6 1/4s, 2014 (R)	35,000	34,940
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	45,000	38,700
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	84,000	79,454
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	55,000	51,100
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	20,000	19,482
Dresdner Funding Trust I 144A bonds 8.151s, 2031	100,000	108,464
Duke Realty LP sr. unsec 6 1/2s, 2018	25,000	24,731
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	55,000	54,725
Equity One, Inc. notes 5 3/8s, 2015 (R)	35,000	32,640
ERP Operating, LP notes 5 3/4s, 2017	50,000	47,778
Finova Group, Inc. notes 7 1/2s, 2009	59,999	11,700
Fleet Capital Trust V bank guaranty FRN 6.646s, 2028	50,000	47,224
Fund American Cos., Inc. notes 5 7/8s, 2013	65,000	64,346
GATX Financial Corp. notes 5.8s, 2016	25,000	24,226
General Electric Capital Corp. sr. unsec 5 5/8s, 2017	185,000	184,949
General Motors Acceptance Corp. bonds 8s, 2031	40,000	39,243
General Motors Acceptance Corp. notes 7 3/4s, 2010	40,000	39,675
General Motors Acceptance Corp. notes 7s, 2012	55,000	52,275
General Motors Acceptance Corp. notes 6 7/8s, 2012	95,000	89,108

General Motors Acceptance Corp. notes 6 7/8s, 2011	125,000	118,958
General Motors Acceptance Corp. notes 6 3/4s, 2014	105,000	95,170
General Motors Acceptance Corp. notes FRN 7.821s, 2014	70,000	64,533
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	25,000	24,469
GMAC LLC unsub. notes 6 5/8s, 2012	10,000	9,358
GMAC LLC unsub. notes FRN 6.808s, 2009	170,000	163,719
Goldman Sachs Group, Inc (The) sub. notes 6 3/4s, 2037	95,000	95,478
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	20,000	19,920
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	60,000	56,858
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	35,000	36,159
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	45,000	44,739
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	25,000	24,505
HRPT Properties Trust notes 6 1/4s, 2016 (R)	25,000	24,160
HSBC Finance Capital Trust IX FRN 5.911s, 2035	200,000	189,835
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	155,000	156,012
HUB International Holdings, Inc. 144A sr. notes 9s,
2014	10,000	9,600
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	10,000	9,300
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	110,000	106,031
iStar Financial, Inc. sr. unsec. notes 5 7/8s, 2016 (R)	80,000	71,598
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	75,000	73,727
Kimco Realty Corp. sr. sub. notes 5.7s, 2017 (R)	35,000	33,833
Lehman Brothers Holdings, Inc. sr. unsec 6.2s, 2014	105,000	105,416
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	5,000	4,805
Leucadia National Corp. sr. unsec. 7 1/8s, 2017	30,000	28,575
Leucadia National Corp. sr. unsec. 8 1/8s, 2015	15,000	15,094
Liberty Mutual Insurance 144A notes 7.697s, 2097	100,000	96,938
Lincoln National Corp. FRB 7s, 2066	40,000	41,223
Loews Corp. notes 5 1/4s, 2016	25,000	24,042
MetLife, Inc. jr. sub. FRN 6.4s, 2036	80,000	76,068
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	24,617
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	30,000	31,235
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	45,000	54,212
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	25,000	21,110
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	60,000	60,429
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	45,000	43,388
Prudential Holdings LLC 144A bonds 8.695s, 2023	100,000	122,762
RBS Capital Trust IV company guaranty FRN 5.998s, 2049	90,000	85,539
Realogy Corp. 144A sr. notes 10 1/2s, 2014	120,000	102,300
Regency Centers LP sr. unsec. 5 7/8s, 2017	40,000	38,602
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	30,000	29,428
Rouse Co. (The) notes 7.2s, 2012 (R)	30,000	30,261
Royal Bank of Scotland Group PLC Bond 7.64s, 2049
(United Kingdom)	100,000	100,000
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	17,000	16,610
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	75,000	70,210
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	35,000	34,194
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	45,000	43,574
UBS AG/Jersey Branch FRN 8.588s, 2008 (Jersey)	135,000	137,025
Unitrin, Inc. sr. notes 6s, 2017	45,000	43,757
USI Holdings Corp. 144A sr. notes FRN 9.433s, 2014	5,000	4,750
Washington Mutual Capital Trust I sr. notes 5s, 2012	50,000	48,310
Westfield Group sr. notes 5.7s, 2016 (Australia)	40,000	38,693
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	60,000	56,524
Willis Group North America, Inc. company guaranty
6.2s, 2017	35,000	34,728
		5,195,356

Health Care (0.4%)
Accellent, Inc. company guaranty 10 1/2s, 2013	15,000	13,875
AstraZeneca PLC sr. unsub. 5.9s, 2017 (United Kingdom)	105,000	106,582
Bayer Corp. 144A FRB 6.2s, 2008	45,000	45,087
Community Health Systems, Inc. 144A sr. notes 8 7/8s,
2015	95,000	97,613
DaVita, Inc. company guaranty 6 5/8s, 2013	55,000	54,588
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	40,000	39,350
HCA, Inc. sr. notes 7 7/8s, 2011	132,000	129,690
HCA, Inc. 144A sec. notes 9 1/4s, 2016	75,000	79,688
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)	60,000	64,050
Healthsouth Corp. company guaranty 10 3/4s, 2016	25,000	26,313
Hospira, Inc. sr. notes 6.05s, 2017	30,000	29,512
Hospira, Inc. sr. notes 5.55s, 2012	45,000	44,947
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	10,000	9,250
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	70,000	64,925
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	45,000	45,563
Select Medical Corp. company guaranty 7 5/8s, 2015	55,000	49,225
Service Corporation International sr. notes 6 3/4s,
2016	80,000	77,500
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	60,000	58,350
Sun Healthcare Group, Inc. 144A sr. sub. notes 9 1/8s,
2015	35,000	35,700
Surgical Care Affiliates, Inc. 144A sr. notes 8 7/8s,
2015 (PIK)	15,000	14,250
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	15,000	14,400
Tenet Healthcare Corp. notes 7 3/8s, 2013	65,000	55,088

Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	55,000	48,538
US Oncology Holdings, Inc. 144A sr. unsec. notes FRN
10.759s, 2012 (PIK)	20,000	17,800
US Oncology, Inc. company guaranty 9s, 2012	40,000	40,300
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	50,000	48,500
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	50,000	54,375
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	25,000	24,938
		1,389,997

Technology (0.3%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	15,000	13,200
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	58,000	53,360
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	58,000	55,970
Arrow Electronics, Inc. debs. 7 1/2s, 2027	35,000	36,679
Avnet, Inc. notes 6s, 2015	35,000	34,214
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	20,000	19,250
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	20,000	18,600
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	30,000	29,250
Compucom Systems, Inc. 144A sr. notes 12s, 2014	35,000	44,100
Electronic Data Systems Corp. sr. sec. notes Ser. B,
6 1/2s, 2013	75,000	75,670
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016	45,000	41,850
Freescale Semiconductor, Inc. sr. unsec. 9 1/8s, 2014
(PIK)	45,000	41,625
Freescale Semiconductor, Inc. sr. unsec. 8 7/8s, 2014	60,000	57,900
IBM Corp. sr. unsec 5.7s, 2017	100,000	100,686
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	15,000	15,600
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	80,000	80,000
Lucent Technologies, Inc. debs. 6.45s, 2029	80,000	66,400
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	15,000	15,675
Nortel Networks, Ltd. 144A company guaranty FRN 9.61s,
2011 (Canada)	40,000	40,000
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	75,000	72,188
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	15,000	14,438
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	20,000	19,530
Solectron Global Finance Corp. company guaranty 8s,
2016	25,000	27,063
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	22,000	22,990
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	88,000	91,520
Travelport LLC company guaranty 9 7/8s, 2014	35,000	35,700
Unisys Corp. sr. notes 8s, 2012	30,000	28,425
Xerox Corp. sr. notes 6.4s, 2016	60,000	60,742
		1,212,625

Transportation (0.1%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	10,000	9,725
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	25,000	26,375
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	13,541	13,811
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	73,275	73,275
Delta Air Lines, Inc. notes 8.3s, 2029 (In default)
(NON)	40,000	2,300
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	95,047	97,898
Southwest Airlines Co. pass-through certificates
6.15s, 2022	30,000	30,038
United AirLines, Inc. pass-through certificates
6.636s, 2022	40,000	39,200
		292,622

Utilities & Power (0.9%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	40,000	39,394
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	115,000	120,463
Appalachian Power Co. sr. notes 5.8s, 2035	25,000	22,943
Arizona Public Services Co. notes 6 1/2s, 2012	50,000	51,799
Atmos Energy Corp. sr. unsub. 6.35s, 2017	55,000	55,873
Beaver Valley II Funding debs. 9s, 2017	64,000	70,963
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	85,000	84,029
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	115,000	116,833
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	5,000	4,997
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	50,000	53,147
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	25,000	28,455
Colorado Interstate Gas Co. debs. 6.85s, 2037	10,000	9,888
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	15,000	15,201
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	70,000	65,543
Consolidated Natural Gas Co. sr. notes 5s, 2014	45,000	42,586
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	40,000	39,085
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	125,000	123,844
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	45,000	45,225
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	40,000	40,100

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	15,000	15,525
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	20,000	20,500
Edison Mission Energy 144A sr. notes 7.2s, 2019	35,000	34,475
Edison Mission Energy 144A sr. notes 7s, 2017	25,000	24,625
El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032	35,000	35,540
El Paso Natural Gas Co. 144A sr. unsec. bond 5.95s,
2017	10,000	9,766
Enbridge Energy Partners LP sr. unsec. notes 5 7/8s,
2016	40,000	39,289
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	45,000	42,415
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	65,000	63,375
Florida Power Corp. 1st mtge. 6.35s, 2037	50,000	50,958
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	25,000	25,712
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	15,000	15,300
ITC Holdings Corp. 144A notes 5 7/8s, 2016	50,000	49,642
Kansas Gas & Electric bonds 5.647s, 2021	20,000	19,101
Kinder Morgan, Inc. notes 6s, 2017	35,000	34,437
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	30,000	29,738
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	110,000	106,786
MidAmerican Energy Holdings Co. 144A bonds 6 1/2s, 2037	50,000	50,540
Mirant North America, LLC company guaranty 7 3/8s, 2013	80,000	81,200
National Fuel Gas Co. notes 5 1/4s, 2013	30,000	30,127
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	25,000	24,414
Northwestern Corp. sec. notes 5 7/8s, 2014	50,000	48,746
NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	20,075
NRG Energy, Inc. sr. notes 7 3/8s, 2016	130,000	130,325
Oncor Electric Delivery Co. debs. 7s, 2022	25,000	25,490
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	45,000	46,656
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	45,000	42,571
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	30,000	29,963
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	50,000	51,025
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	65,916	67,877
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	30,000	29,322
Progress Energy, Inc. sr. unsec. notes 5 5/8s, 2016	45,000	43,967
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	45,000	47,364
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	45,000	46,410
Public Service Co. of New Mexico sr. notes 4.4s, 2008	25,000	24,745
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	70,000	69,968
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	115,000	115,603
Sierra Pacific Resources sr. notes 8 5/8s, 2014	25,000	26,463
Southern California Edison Co. notes 6.65s, 2029	55,000	57,462
Southern California Edison Co. Ser. 06-E 1st mtge.
5.55s, 2037	45,000	41,533
Southern Natural Gas. Co. 144A notes 5.9s, 2017	25,000	24,192
Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	50,448
Teco Energy, Inc. notes 7.2s, 2011	135,000	140,842
Teco Energy, Inc. sr. notes 6 3/4s, 2015	5,000	5,117
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	10,000	10,789
TEPPCO Partners LP company guaranty FRB 7s, 2067	35,000	31,519
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	30,000	29,752
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	30,000	28,792
TXU Corp. sr. notes Ser. P, 5.55s, 2014	85,000	68,553
TXU Energy Co. 144A sr. unsec. FRN 6.194s, 2008	170,000	170,157
Westar Energy, Inc. 1st mtge. 5.15s, 2017	5,000	4,742
Westar Energy, Inc. 1st mtge. 5.1s, 2020	35,000	32,274
Williams Cos., Inc. (The) notes 7 5/8s, 2019	75,000	80,344
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	10,000	10,050
Williams Partners LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017	15,000	15,300
		3,502,269

Other (0.3%)
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010	384,000	396,480
JPMorgan Chase Capital XXV bonds 6.8s, 2037	85,000	85,129
Lehman Brothers HY TRAINS (Targeted Return Index
Securities) 144A FRN 7.14s, 2016	468,000	458,682
TYCO Electronics Group S 144A company guaranty 6s,
2012 (Luxembourg)	65,000	65,482
		1,005,773

Total corporate bonds and notes (cost $29,230,797)		$28,700,547

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.4%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.3%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from September 20, 2036 to
August 20, 2037	$8,501,531	$8,690,554
		8,690,554

U.S. Government Agency Mortgage Obligations (5.1%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2021 to
September 1, 2021	466,016	472,151
5 1/2s, November 1, 2036	75,462	73,938
5 1/2s, with due dates from October 1, 2019 to

April 1, 2020	491,474	491,305
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from February 1, 2024 to
October 1, 2028	142,482	149,207
6 1/2s, TBA, October 1, 2037	3,000,000	3,054,375
6s, with due dates from June 1, 2035 to August 1, 2037	721,483	722,982
6s, July 1, 2021	44,776	45,388
5 1/2s, with due dates from September 1, 2022 to
June 1, 2037	7,366,046	7,230,333
5 1/2s, May 1, 2022	686,672	685,223
5s, with due dates from September 1, 2035 to
May 1, 2037	2,887,150	2,757,815
5s, January 1, 2021	43,203	42,447
5s, TBA, October 1, 2037	2,400,000	2,290,500
4 1/2s, with due dates from October 1, 2020 to
October 1, 2035	1,323,789	1,245,293
4 1/2s, with due date of September 1, 2020	297,077	287,341
		19,548,298

Total U.S. government and agency mortgage obligations (cost $28,249,416)		$28,238,852

U.S. TREASURY OBLIGATIONS (--%)(a) (cost $20,084)

	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013	$20,000	$19,942

ASSET-BACKED SECURITIES (3.5%)(a)

	Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
5.281s, 2036	$75,000	$71,747
Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.964s, 2035	243,840	238,086
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	3,427	3,251
Ser. 04-6N, Class Note, 4 3/4s, 2035	3,021	2,867
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
5.915s, 2029	137,356	137,708
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 6.253s, 2012	88,043	87,566
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.631s, 2036	54,000	16,200
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
5.291s, 2036	133,000	129,010
Asset Backed Funding Certificates FRB Ser. 05-WMC1,
Class M1, 5.571s, 2035	60,000	56,400
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.631s, 2036	25,000	5,514
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.631s, 2035	25,000	9,236
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 5.321s, 2036	37,000	36,002
FRB Ser. 06-HE4, Class A5, 5.291s, 2036	98,000	94,073
FRB Ser. 06-HE7, Class A4, 5.271s, 2036	42,000	40,164
Banc of America Mortgage Securities FRB Ser. 03-F,
Class 2A1, 3.734s, 2033	39,572	39,109
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.783s, 2011	60,000	59,906
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	39,000	38,062
Bayview Commercial Asset Trust 144A Ser. 06-4A,
Class IO, IO, 1.14s, 2036	116,477	14,358
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 6.005s, 2039	268,751	268,750
FRB Ser. 04-D, Class A, 5.519s, 2044	71,793	63,178
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.481s, 2038	30,624	30,403
FRB Ser. 03-SSRA, Class A, 5.831s, 2038	30,624	30,624
FRB Ser. 04-SSRA, Class A1, 5.731s, 2039	40,289	40,189
Bear Stearns Asset Backed Securities Trust IFB Ser.
07-AC5, Class A6, IO, 1.419s, 2037	755,976	30,239
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 03-3, Class A2, 5.721s, 2043	86,755	85,346
FRB Ser. 03-1, Class A1, 5.631s, 2042	76,974	75,723
FRB Ser. 05-3, Class A1, 5.581s, 2035	57,034	56,107
Bombardier Capital Mortgage Securitization Corp. Ser.
99-B, Class A2, 6.975s, 2012	6,806	4,356
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	6,002	5,930
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.833s, 2010	100,000	100,061
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	4,337	3,990
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.44s, 2010	60,000	59,972
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 1.519s, 2037	334,079	13,196
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	105,896	18,463
Ser. 00-4, Class A6, 8.31s, 2032	500,476	413,987
Ser. 00-5, Class A6, 7.96s, 2032	350,000	321,849
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	65,951
FRB Ser. 02-1, Class M1A, 7.715s, 2033	356,000	338,615
Ser. 02-2, Class M1, 7.424s, 2033	32,000	33,015
Ser. 01-4, Class A4, 7.36s, 2033	255,067	266,485
Ser. 00-6, Class A5, 7.27s, 2031	73,471	73,886

Ser. 01-1, Class A5, 6.99s, 2032	666,747	624,573
Ser. 01-3, Class A4, 6.91s, 2033	79,645	79,409
Ser. 02-1, Class A, 6.681s, 2033	145,096	148,120
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 5.521s, 2034	51,684	50,360
Countrywide Asset Backed NIM Certificates 144A
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	50	20
Ser. 04-14 class N, 5s, 2036	2,079	1,954
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 0.621s, 2035	508,171	17,739
IFB Ser. 05-R2, Class 1AS, IO, 0.241s, 2035	291,646	9,957
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	100,000	99,785
FHLMC Structured Pass Through Securities IFB Ser.
T-56, Class 2ASI, IO, 2.969s, 2043	123,529	10,770
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.671s, 2035	32,000	29,120
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	7,342	7
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 5.281s, 2036	97,000	92,362
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.761s, 2035	163,973	162,579
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	100,000	98,672
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 5.461s, 2036	137,000	130,150
FRB Ser. 06-2, Class 2A3, 5.301s, 2036	230,000	223,100
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	15,992	128
Ser. 04-3, Class A, 4 1/2s, 2034	204	3
GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A,
Class B, 6.355s, 2018	23,070	23,088
GEBL 144A
Ser. 04-2, Class D, 8.503s, 2032	75,879	62,221
Ser. 04-2, Class C, 6.603s, 2032	75,879	64,497
Granite Mortgages PLC
FRB Ser. 03-3, Class 1C, 6.81s, 2044 (United Kingdom)	70,000	68,688
FRB Ser. 02-2, Class 1C, 6.61s, 2043 (United Kingdom)	39,773	39,574
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	33,057	31,583
Ser. 99-5, Class A5, 7.86s, 2030	477,844	437,228
Ser. 97-6, Class A9, 7.55s, 2029	33,355	34,760
Ser. 97-4, Class A7, 7.36s, 2029	63,498	65,963
Ser. 96-10, Class M1, 7.24s, 2028	63,000	59,535
Ser. 97-6, Class M1, 7.21s, 2029	73,000	70,041
Ser. 97-6, Class A8, 7.07s, 2029	12,956	13,309
Ser. 98-4, Class A7, 6.87s, 2030	21,807	21,262
Ser. 97-7, Class A8, 6.86s, 2029	43,287	44,292
Ser. 99-3, Class A7, 6.74s, 2031	19,000	19,214
Ser. 99-3, Class A6, 6 1/2s, 2031	45,418	45,418
Ser. 99-2, Class A7, 6.44s, 2030	79,180	78,460
Ser. 98-7, Class M1, 6.4s, 2030	20,000	15,226
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	154,814	150,108
Ser. 99-5, Class A4, 7.59s, 2028	94,325	96,404
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045	327,596	7,985
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	56,727	56,679
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 5.281s, 2036	342,000	326,425
GSAMP Trust 144A Ser. 05-NC1, Class N, 5s, 2035	79	67
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	16,576	17,302
Ser. 05-RP3, Class 1A3, 8s, 2035	52,888	54,931
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	43,164	44,325
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	47,420	49,249
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	53,551	55,025
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.856s, 2036 (Cayman Islands)	114,681	103,213
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
5.461s, 2036	69,000	63,497
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	13,944	13,808
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class M1, 6.63s, 2028	10,000	9,627
Lehman Mortgage Trust
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	756,938	747,476
FRB Ser. 07-6, Class 2A1, 5.341s, 2037	773,004	753,697
IFB Ser. 07-3, Class 4B, IO, 1.559s, 2037	286,415	16,031
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 8.136s,
2036 (Cayman Islands)	120,000	117,413
Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 5.391s, 2036	66,000	60,852
FRB Ser. 06-1, Class 2A3, 5.321s, 2036	105,000	101,850
Marriott Vacation Club Owner Trust 144A
FRB Ser. 02-1A, Class A1, 6.196s, 2024	21,015	20,997
Ser. 04-1A, Class C, 5.265s, 2026	18,126	17,885
MASTR Adjustable Rate Mortgages Trust Ser. 06-OA1,
Class X, IO, 2.09s, 2046	480,795	14,875
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	450	270
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034	66,110	69,135
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.933s, 2010	100,000	100,125

Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.749s, 2027	97,624	91,767
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	590	500
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands) (In
default) (NON)	1,371	1,350
Ser. 04-WM3N, Class N1, 4 1/2s, 2035 (In default) (NON)	2,051	587
Ser. 04-WM1N, Class N1, 4 1/2s, 2034 (In default) (NON)	1,320	53
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	39,669	38,184
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012	3,047	3,037
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	21,259	20,542
Ser. 04-B, Class C, 3.93s, 2012	8,661	8,311
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	64,478	60,951
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.759s, 2035	29,854	30,021
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	22,003	22,527
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 5.291s, 2036	82,000	78,589
FRB Ser. 06-2, Class A2C, 5.281s, 2036	82,000	77,751
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	67,351	60,639
Ser. 95-B, Class B1, 7.55s, 2021	27,000	17,550
Ser. 01-E, Class A4, 6.81s, 2031	126,670	112,397
Ser. 01-E, Class A, IO, 6s, 2009	138,805	13,788
Ser. 01-D, Class A3, 5.9s, 2022	11,081	8,865
Ser. 02-C, Class A1, 5.41s, 2032	192,385	177,295
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	67,184	59,965
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.8s, 2018 (Ireland)	30,000	27,000
FRB Ser. 05-A, Class D, 7s, 2012 (Ireland)	32,000	30,880
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.631s, 2035	10,000	3,200
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	17,766	17,569
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.874s, 2042 (United Kingdom)	60,000	58,866
FRB Ser. 4, Class 3C, 6.524s, 2042 (United Kingdom)	110,000	108,285
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.694s, 2011 (United Kingdom)	116,000	111,506
FRB Ser. 04-2A, Class C, 6.574s, 2011 (United Kingdom)	100,000	95,372
Residential Asset Mortgage Products, Inc.
Ser. 02-SL1, Class AI3, 7s, 2032	77,484	77,701
FRB Ser. 06-NC3, Class A2, 5.321s, 2036	126,000	122,629
FRB Ser. 07-RZ1, Class A2, 5.291s, 2037	114,000	107,695
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.881s, 2035	52,000	10,920
Ser. 04-NT12, Class Note, 4.7s, 2035	383	370
Ser. 04-NT, Class Note, 4 1/2s, 2034	7,660	383
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.559s, 2037	789,903	47,920
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.391s, 2033	72,444	65,200
SAIL Net Interest Margin Notes 144A
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	624	12
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	2,725	3
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	733	12
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 5.271s, 2037	107,000	103,790
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 5.341s, 2036	139,000	130,229
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands) (In
default) (NON)	7,003	--
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 5.301s, 2036	66,000	64,103
FRB Ser. 06-3, Class A3, 5.291s, 2036	344,000	332,256
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.631s, 2035	29,000	10,150
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	680,369	678,464
Ser. 05-9, Class AX, IO, 1.111s, 2035	1,111,289	17,364
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.855s, 2034	55,726	55,720
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 5.391s, 2036	66,000	61,214
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015	245,139	241,156
Structured Asset Securities Corp.
Ser. 07-4, Class 1A4, IO, 1s, 2037	2,943,281	92,984
IFB Ser. 07-4, Class 1A3, IO, 1.121s, 2037	2,943,281	135,137
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037 (Cayman Islands)	100,000	96,771
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	35,447	34,899
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012	6,020	5,956
Ser. 04-4, Class D, 3.58s, 2012	7,824	7,731

Total asset-backed securities (cost $13,731,838)		$13,360,108

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate swap of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	$4,868,000	$160,790
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate swap of 5.385%
versus the three month USD-LIBOR-BBA maturing
April 16, 2019.	Apr-09/5.385	4,868,000	160,595
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2013.	Apr-08/4.965	10,000,000	122,200
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2013.	Apr-08/4.965	10,000,000	149,000
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	1,650,000	34,386
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	1,650,000	40,359
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	4,669,000	163,415
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	4,669,000	144,179
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	4,669,000	165,189
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	4,669,000	142,591
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.175%
versus the three month USD-LIBOR-BBA maturing on
April 29, 2018.	Apr-08/5.175	5,000,000	121,400
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.175% versus the three month USD-LIBOR-BBA maturing
on April 29, 2018.	Apr-08/5.175	5,000,000	97,850
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215	3,932,000	93,385
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215	3,932,000	84,341
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235	2,700,000	61,020
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235	2,700,000	59,319
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.39% versus the three month USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/5.39	6,022,000	147,238
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08/5.39	6,022,000	65,941
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22	1,650,000	38,841
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22	1,650,000	35,673
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08/5.348	2,708,000	61,526
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan-08/5.348	2,708,000	34,392
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.2	1,966,000	47,852
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.20% versus the three month

USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.2	1,966,000	41,129
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.21	786,000	18,825
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.21	786,000	16,718

Total purchased options outstanding (cost $2,126,636)			$2,308,154

MUNICIPAL BONDS AND NOTES (--%)(a)

	Rating(RAT)	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3	$45,000	$44,468
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3	100,000	98,449

Total municipal bonds and notes (cost $144,995)			$142,917

SENIOR LOANS (--%)(a)(c)

		Principal amount	Value

Sandridge Energy bank term loan FRN 8.985s, 2014		$15,000	$14,850
Sandridge Energy bank term loan FRN 8 5/8s, 2015		70,000	68,950

Total senior loans (cost $85,000)			$83,800

CONVERTIBLE BONDS AND NOTES (--%)(a) (cost $81,359)

		Principal amount	Value

DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026		$75,000	$80,625

SHORT-TERM INVESTMENTS (3.7%)(a)

		Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 3.90% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)		$8,011,088	$7,999,885
Interest in $100,000,000 joint repurchase agreement
dated September 28, 2007 with Bank of America Sec.
LLC. due October 1, 2007 with respect to various U.S.
Government obligations -- maturity value of $5,985,543
for an effective yield of 5.10% (collateralized
by Fannie Mae with a coupon of 5.00% due
October 1, 2035 valued at 102,000,000)		5,983,000	5,983,000

Total short-term investments (cost $13,982,885)			$13,982,885

TOTAL INVESTMENTS

Total investments (cost $331,072,922) (b)			$381,575,700

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/07 (aggregate face value $80,857,879) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$18,026,477	$16,916,797	10/17/07	$1,109,680
Brazilian Real	1,301,099	1,228,436	10/17/07	72,663
British Pound	3,439,548	3,392,233	12/19/07	47,315
Canadian Dollar	2,911,208	2,875,674	10/17/07	35,534
Chilean Peso	773,270	755,977	10/17/07	17,293
Danish Krone	328,026	317,262	12/19/07	10,764
Euro	17,183,318	16,648,741	12/19/07	534,577
Hong Kong Dollar	296,251	294,750	11/21/07	1,501
Hungarian Forint	609,967	580,849	12/19/07	29,118
Indian Rupee	422,787	415,202	11/21/07	7,585
Japanese Yen	14,347,932	14,330,778	11/21/07	17,154
Mexican Peso	124,027	123,960	10/17/07	67
New Zealand Dollar	634,621	613,530	10/17/07	21,091
Norwegian Krone	19,108,782	17,986,111	12/19/07	1,122,671
Polish Zloty	4,095	4,041	12/19/07	54
South Korean Won	295,367	293,289	11/21/07	2,078
Swiss Franc	3,534,567	3,450,466	12/19/07	84,101
South African Rand	648,492	629,783	10/17/07	18,709

Total				$3,131,955

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/07 (aggregate face value $106,687,634) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,524,279	$3,374,317	10/17/07	$(149,962)
British Pound	14,146,849	13,937,998	12/19/07	(208,851)
Canadian Dollar	13,638,831	12,918,510	10/17/07	(720,321)
Czech Koruna	472,612	453,433	12/19/07	(19,179)
Euro	25,151,180	24,309,362	12/19/07	(841,818)
Japanese Yen	23,307,852	22,878,796	11/21/07	(429,056)
Mexican Peso	1,891	1,882	10/17/07	(9)
New Zealand Dollar	1,206,243	1,239,354	10/17/07	33,111
Norwegian Krone	2,141,116	1,989,580	12/19/07	(151,536)
Polish Zloty	5,840	5,485	12/19/07	(355)
Singapore Dollar	1,599,817	1,570,763	11/21/07	(29,054)
Swedish Krona	14,591,782	13,913,020	12/19/07	(678,762)
Swiss Franc	8,408,444	8,186,959	12/19/07	(221,485)
Taiwan Dollar	1,738,487	1,719,388	11/21/07	(19,099)
South African Rand	203,962	188,787	10/17/07	(15,175)

Total				$(3,451,551)

FUTURES CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchanges Index (Short)	23	$3,560,829	Oct-07	$10,478
Canadian Government Bond 10 yr (Long)	31	3,508,486	Dec-07	12,362
Dow Jones Euro Stoxx 50 Index (Short)	228	14,350,447	Dec-07	(35,594)
Euro-Bobl 5 yr (Long)	6	921,892	Dec-07	(1,472)
Euro-Bund 10 yr (Long)	24	3,858,794	Dec-07	(34,309)
Euro-Bund 10 yr (Short)	30	4,823,493	Dec-07	27,746
Euro-CAC 40 Index (Long)	57	4,657,958	Oct-07	(7,117)
Euro-Dollar 90 day (Short)	90	21,515,625	Jun-08	(79,695)
Euro-Dollar 90 day (Short)	49	11,722,025	Sep-08	(40,308)
Euro-Dollar 90 day (Long)	49	11,685,888	Sep-09	19,392
Japanese Government Bond 10 yr (Long)	3	3,528,766	Dec-07	(9,949)
Japanese Government Bond 10 yr (Short)	2	2,352,510	Dec-07	(2,099)
Japanese Government Bond Mini 10 yr (Short)	6	706,015	Dec-07	(1,686)
New Financial Times Stock Exchange 100 Index (Long)	73	9,733,587	Dec-07	(48,434)
New Financial Times Stock Exchange 100 Index (Short)	19	2,533,399	Dec-07	10,046
OMXS 30 Index (Short)	104	1,971,007	Oct-07	(27,432)
SGX MSCI Singapore Index (Short)	7	429,573	Oct-07	(7,513)
SPI 200 Index (Short)	29	4,254,859	Dec-07	(185,819)
Tokyo Price Index (Short)	60	8,493,724	Dec-07	(575,636)
U.K. Gilt 10 yr (Long)	4	874,855	Dec-07	1,952
Russell 2000 Index Mini (Long)	160	13,011,200	Dec-07	472,480
Russell 2000 Index Mini (Short)	145	11,791,400	Dec-07	(415,469)
S&P 500 Index (Long)	6	2,307,150	Dec-07	64,519
S&P 500 Index E-Mini (Long)	503	38,680,700	Dec-07	940,240
S&P 500 Index E-Mini (Short)	52	3,998,800	Dec-07	(126,724)
S&P Mid Cap 400 Index E-Mini (Long)	67	5,985,110	Dec-07	(2,848)
S&P/MIB Index (Short)	7	1,999,807	Dec-07	17,555
U.S. Treasury Bond 20 yr (Long)	18	2,004,188	Dec-07	11,639
U.S. Treasury Note 2 yr (Short)	216	44,722,125	Dec-07	(210,796)
U.S. Treasury Note 5 yr (Short)	110	11,773,438	Dec-07	(46,324)
U.S. Treasury Note 10 yr (Long)	197	21,528,406	Dec-07	162,013
U.S. Treasury Note 10 yr (Short)	1	109,281	Dec-07	(963)

Total				$(109,765)

WRITTEN OPTIONS OUTSTANDING at 9/30/07 (premiums received $1,591,391) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Blue Coat Systems, INC. (Call)	$447	Oct-07/$43.9	$1,202
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 5.79% versus the three month USD-LIBOR-BBA
maturing on January 16, 2018.	12,293,000	Jan-08/5.79	578,632
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 5.79% versus the three month USD-LIBOR-BBA
maturing on January 16, 2018.	12,293,000	Jan-08/5.79	34,297
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,966,000	May-12/5.51	101,485
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	1,966,000	May-12/5.51	78,487
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	1,584,000	Mar-08/5.225	30,603
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.225% versus the three month
USD-LIBOR-BBA maturing March 5, 2018.	1,584,000	Mar-08/5.225	30,444
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	6,022,000	Jun-08/5.95	37,276
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	6,022,000	Jun-08/5.95	350,420
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	11,085,000	Aug-08/5.31	305,503
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	11,085,000	Aug-08/5.31	284,885
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	983,000	May-12/5.515	50,360
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	983,000	May-12/5.515	39,686
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	393,000	May-12/5.52	15,922
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	393,000	May-12/5.52	20,150

Total			$1,959,352

TBA SALE COMMITMENTS OUTSTANDING at 9/30/07 (proceeds receivable $13,954,018) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, October 1, 2022	$700,000	10/16/07	$674,734
FNMA, 5s, October 1, 2037	5,219,000	10/11/07	4,980,883
FNMA, 5 1/2s, October 1, 2037	6,738,000	10/11/07	6,603,240
FNMA, 6s, October 1, 2037	700,000	10/11/07	701,094
FNMA, 6 1/2s, October 1, 2037	1,000,000	10/11/07	1,018,125

Total			$13,978,076

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$4,370,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	$20,405

204,000	10/3/16	5.15631%	3 month USD-LIBOR-BBA	(2,578)

170,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	5,635

4,700,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(41,730)

940,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	21,970

2,300,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	(2,328)

140,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	4,081

340,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	9,548

600,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	(22,739)

3,500,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(52,641)

1,719,000	9/24/09	3 month USD-LIBOR-BBA	4.7375%	2,558

4,509,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(85,661)

1,500,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	34,769

Bear Stearns Bank plc
2,800,000	4/24/12	5.027%	3 month USD-LIBOR-BBA	(53,816)

Citibank, N.A.
2,220,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(32,373)

190,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(6,414)

Credit Suisse First Boston International
2,750,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(40,267)

6,200,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	41,902

3,140,000	3/9/09	3 month USD-LIBOR-BBA	3.195%	(72,487)

Credit Suisse International
185,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	1,005

303,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	1,016

315,000	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(2,148)

Goldman Sachs International
5,186,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(78,494)

1,130,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	5,635

937,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	4,843

560,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(17,808)

195,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(8,626)

368,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(588)

191,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(4,806)

1,105,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(2,771)

1,191,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(7,563)

5,302,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(84,487)

1,145,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(14,632)

2,205,200	9/21/17	5.149%	3 month USD-LIBOR-BBA	8,941

7,918,200	9/21/09	3 month USD-LIBOR-BBA	4.60%	(9,558)

570,000	9/14/17	5.0625%	3 month USD-LIBOR-BBA	6,813

1,167,000	9/14/14	4.906%	3 month USD-LIBOR-BBA	9,927

4,700,000	7/25/09	5.327%	3 month USD-LIBOR-BBA	(52,601)

6,500,000	10/1/12	3 month USD-LIBOR-BBA	4.909%	11,263

4,241,200	9/19/09	3 month USD-LIBOR-BBA	4.763%	4,037

JPMorgan Chase Bank, N.A.
820,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	20,074

1,188,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(6,810)

746,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(3,028)

4,000,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	105,447

7,200,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	27,592

1,400,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	(17,792)

208,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(1,894)

4,916,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	30,152

800,000	4/17/09	5.12%	3 month USD-LIBOR-BBA	(14,751)

200,000	4/17/17	3 month USD-LIBOR-BBA	5.266%	3,827

432,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(917)

2,300,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(42,480)

200,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	6,669

1,400,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(60,407)

574,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(16,680)

1,650,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(26,777)

2,860,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(112,333)

8,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	102,210

4,688,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	83,573

5,288,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(84,624)

3,900,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(68,619)

3,435,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(73,336)

2,100,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	1,862

1,295,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(3,327)

10,100,000	8/13/12	3 month USD-LIBOR-BBA	5.2%	136,524

2,357,000	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(19,605)

5,200,000	8/7/12	3 month USD-LIBOR-BBA	5.194%	70,731

716,000	8/29/17	5.263%	3 month USD-LIBOR-BBA	(3,123)

800,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	28,342

4,220,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	(216,543)

865,000	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(2,166)

3,600,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	195,241

2,205,200	9/21/17	5.15%	3 month USD-LIBOR-BBA	8,786

7,918,200	9/21/09	3 month USD-LIBOR-BBA	4.6125%	(7,709)

Lehman Brothers Special Financing, Inc.
1,700,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	19,834

7,663,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(176,776)

8,408,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(253,049)

10,375,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	42,191

2,610,000	11/29/16	3 month USD-LIBOR-BBA	5.02%	3,616

7,400,000	11/29/08	3 month USD-LIBOR-BBA	5.045%	108,041

660,000	11/29/26	3 month USD-LIBOR-BBA	5.135%	(14,226)

4,710,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	(31,829)

6,530,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(33,208)

853,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(21,486)

6,250,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(72,618)

853,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	21,649

2,123,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	36,650

2,123,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(36,497)

4,500,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(9,458)

5,953,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(12,696)

1,458,000	9/11/17	5.0525%	3 month USD-LIBOR-BBA	18,624

2,301,405	8/29/09	5.005%	3 month USD-LIBOR-BBA	(12,064)

143,130	8/29/17	3 month USD-LIBOR-BBA	5.32%	1,263

3,868,000	8/29/09	5.001%	3 month USD-LIBOR-BBA	(20,611)

413,000	8/29/17	5.3187%	3 month USD-LIBOR-BBA	(3,643)

521,000	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(3,478)

599,280	8/29/12	5.075%	3 month USD-LIBOR-BBA	(4,995)

1,100,000	8/24/12	5.085%	3 month USD-LIBOR-BBA	(9,286)

2,205,200	9/24/17	5.285%	3 month USD-LIBOR-BBA	(14,410)

5,700,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	(173,887)

2,827,500	9/19/09	3 month USD-LIBOR-BBA	4.755%	2,260

7,918,200	9/24/09	3 month USD-LIBOR-BBA	4.695%	5,383

Morgan Stanley Capital Services, Inc.
818,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	(372)

251,000	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(1,039)

Total				$(1,110,776)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$2,530,000		5/2/08	5 bp plus change	Banc of America	$(28,677)
			in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

1,310,000		5/2/08	10 bp plus	Banc of America	(13,787)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
35,109,335		4/3/08	(Russell 2000	3 month USD-	1,481,697
			Total Return	LIBOR-BBA
Index)

1,250,000	(F)	5/2/08	12.5 bp plus	Banc of America	(6,231)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

8,580,161		9/11/08	(3 month USD-
LIBOR-BBA minus
			30 bp)	PowerShares QQQ	609,770

8,571,656		9/11/08	3 month USD-	the units	(233,753)
			LIBOR-BBA minus	of Financial
			75 bp	Selct Sector
SPDR Fund

14,416,801		1/16/08	3 month USD-	(Russell 2000	696,220
			LIBOR-BBA	Total Return
Index)

2,166,000	(F)	10/1/07	(7.5 bp plus	The spread	42,232
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

1,670,000	(F)	10/31/07	10 bp plus	Banc of America	(9,478)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

840,000	(F)	11/2/07	15 bp plus	Banc of America	(4,974)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Deutsche Bank AG
711,000	(F)	2/1/08	30 bp plus	The spread	13,638
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
178,000	9/15/11	678 bp (1 month	Ford Credit Auto	3,629
		USD-LIBOR-BBA)	Owner Trust
			Series 2005-B
			Class D

1,810,000	5/2/08	10 bp plus	Banc of America	16,704
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
		of America
		Securities AAA
		10 yr Index
		multiplied by
		the modified
		duration factor

2,040,000	1/1/08	(10 bp plus	The spread	36,683
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
		Securities Index)

JPMorgan Chase Bank, N.A.
3,516,000 (F)	3/1/08	(115 bp minus	The spread	(55,441)
		beginning	return of Lehman
		of period nominal	Brothers AAA
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
		Securities Index)

3,805,282	9/24/08	3 month USD-	Russell 2000	49,173
		LIBOR-BBA	Total Return
			Index

1,411,890	10/8/07	(1 month USD-	Standard & Poors	3,809
		LIBOR-BBA plus	500
		25 bp)	Transportation
			Index

1,230,349	10/8/07	(1 month USD-	Standard & Poors	84,468
		LIBOR-BBA plus	500 Materials
		25 bp)	Index

1,149,988	10/8/07	(1 month USD-	Standard & Poors	29,548
		LIBOR-BBA plus	500
		25 bp)	Pharmaceuticals,
			Biotechnology &
			Life Sciences
			Index

2,582,705	10/8/07	(1 month USD-	Standard & Poors	91,559
		LIBOR-BBA plus	500 Diversified
		25 bp)	Financials Index

1,065,109	10/8/07	(1 month USD-	Standard & Poors	27,052
		LIBOR-BBA plus	500 Utilities
		25 bp)	Index

3,283,497	10/8/07	(1 month USD-	Standard & Poors	136,611
		LIBOR-BBA plus	500 Insurance
		25 bp)	Index

3,878,693	10/8/07	(1 month USD-	Standard & Poors	238,306
		LIBOR-BBA plus	500 Capital
		25 bp)	Goods Index

3,913,334	10/8/07	(1 month USD-	Standard & Poors	121,700
		LIBOR-BBA plus	500 Technology
		25 bp)	Hardware &
			Equipment Index

1,994,760	10/8/07	(1 month USD-	Standard & Poors	(5,340)
		LIBOR-BBA plus	500 Commercial
		25 bp)	Services &
			Supplies Index

3,360,754	10/8/07	(1 month USD-	Standard & Poors	(48,702)
		LIBOR-BBA plus	500 Consumer
		25 bp)	Durables &
			Apparel Index

5,302,298	10/8/07	(1 month USD-	Standard & Poors	(41,824)
		LIBOR-BBA plus	500 Media Index
		25 bp)

1,385,185	10/8/07	(1 month USD-	Standard & Poors	31,834
		LIBOR-BBA plus	500 Health Care
		25 bp)	Equipment &

Services Index

2,027,423		10/8/07	1 month USD-	Standard & Poors	(109,525)
			LIBOR-BBA minus	500 Real Estate
			30 bp	Index

4,314,833		10/8/07	1 month USD-	Standard & Poors	6,186
			LIBOR-BBA minus	500 Banks Index
30 bp

2,876,173		10/8/07	1 month USD-	Standard & Poors	(190,875)
			LIBOR-BBA minus	500 Household &
			30 bp	Personal
Products Index

2,190,672		10/8/07	1 month USD-	Standard & Poors	(88,809)
			LIBOR-BBA minus	500 Food
			30 bp	Beverage &
Tobacco Index

2,020,758		10/8/07	1 month USD-	Standard and	10,080
			LIBOR-BBA minus	Poor's 500
			30 bp	Semiconductors
and
Semiconductors
Equipment
Industry Group
Index

2,643,744		10/8/07	1 month USD-	Standard & Poors	(123,648)
			LIBOR-BBA minus	500 Energy Index
30 bp

720,819		10/8/07	1 month USD-	Standard & Poors	(29,521)
			LIBOR-BBA minus	500 Consumer
			30 bp	Services Index

378,836		10/8/07	1 month USD-	Standard & Poors	(14,964)
			LIBOR-BBA minus	500 Software &
			30 bp	Services Index

829,526		10/8/07	1 month USD-	Standard & Poors	21,161
			LIBOR-BBA minus	500 Retailing
			30 bp	Index

1,896,810		10/8/07	1 month USD-	Standard & Poors	(105,644)
			LIBOR-BBA minus	500 Automobiles
			30 bp	& Components
Index

4,013,723		10/8/07	1 month USD-	Standard & Poors	(170,143)
			LIBOR-BBA minus	500
			30 bp	Telecommunicatio
n Services Index

6,645,959		10/8/07	1 month USD-	Standard & Poors	(278,249)
			LIBOR-BBA minus	500 Food &
			30 bp	Staples
Retailing GICS
Industry Group
Index

1,029,000		2/1/08	25 bp plus	The spread	13,377
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

673,000		10/1/07	17.5 bp plus	The spread	(13,460)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

834,750	(F)	8/1/08	17.5 bp minus	The spread	7,048
			change in spread	return of Lehman
			of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Lehman Brothers Special Financing, Inc.
299,999		4/1/08	(the notional	Lehman Brothers	(5,744)
			amount)	U.S. High Yield
Index

1,493,000	(F)	10/1/07	10 bp plus	The spread	(29,039)

			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

3,600,000	(F)	4/1/08	(175 bp minus	The spread	(21,516)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

3,600,000	(F)	9/1/08	Beginning	The spread	47,212
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

2,921,000	(F)	3/1/08	(2.5 bp plus	The spread	(30,484)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

699,694		3/1/08	(1 month USD-	Lehman Brothers	(16,383)
			LIBOR-BBA minus	U.S. High Yield
			20 bp)	Index

20,235,930		2/1/08	(1 month USD-	Lehman Brothers	88,720
			LIBOR-BBA plus	US Aggregate RBI
			15 bp)	Series 1 Index

1,872,000	(F)	3/1/08	70 bp minus	The spread	28,220
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

2,637,000	(F)	3/1/08	(120 bp minus	The spread	(35,183)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

1,470,000	(F)	2/1/08	(45 bp minus	The spread	(23,022)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

4,032,000	(F)	2/1/08	30 bp plus	The spread	74,586
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

711,000	(F)	2/1/08	50 bp minus	The spread	11,578
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

1,403,000	(F)	2/1/08	57.5 bp plus	The spread	18,737
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by

			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

1,840,000	(F)	1/1/08	(5 bp plus	The spread	35,994
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

2,040,000	(F)	1/1/08	(Beginning	The spread	28,607
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

2,040,000	(F)	1/1/08	(10 bp plus	The spread	27,524
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

2,340,000	(F)	12/1/07	8 bp plus	The spread	(39,370)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Merrill Lynch International
884,737		10/26/07	3 month USD-	Russell 2000	37,487
			LIBOR-BBA minus	Total Return
			0.85%	Index

Morgan Stanley Capital Services, Inc.
890,000		10/31/07	10 bp plus	Banc of America	(7,995)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

3,436,000		1/31/08	110 bp minus	The spread	30,244
			change in spread	return of Lehman
			of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

601,500		1/31/08	80 bp minus	Banc of America	8,224
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

601,500		1/31/08	70 bp minus	The spread	6,441
			change in spread	return of Lehman
			of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

580,000		11/30/07	7.5 bp plus	The spread	(8,926)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

3,206,000		1/31/08	40 bp plus	The spread	23,765
			beginning	return of Lehman

	of period nominal	Brothers Aaa
	spread of Lehman	8.5+ CMBS Index
	Brothers AAA	adjusted by
	8.5+ Commercial	modified
	Mortgage Backed	duration factor
Securities Index

Total			$2,449,117

(F) Is valued at fair value following procedures approved by the Trustees.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$307	$446,000	10/12/52	(134 bp)	$34,263

DJ CDX NA HY Series 8
Index	73,898	12,446,000	6/20/12	(275 bp)	394,628

DJ CDX NA IG Series 8
Index	(876)	1,510,000	6/20/17	(60 bp)	21,543

DJ CDX NA IG Series 8
Index	(9,140)	2,510,000	6/20/17	(60 bp)	28,125

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	15,000	6/20/11	(101 bp)	4

Nalco, Co.
7.75%,11/15/11	--	10,000	9/20/12	350 bp	278

Bear Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	2,593	535,462	10/12/52	(134 bp)	43,360

Citibank, N.A.
CMS Energy Corp.,
6.875%, 12/15/15	--	90,000	6/20/12	57 bp	(1,843)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	30,000	9/20/12	495 bp	(59)

Credit Suisse International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	20,000	6/20/17	297 bp	(1,330)

Nalco, Co. 7.75%,
11/15/11	--	10,000	9/20/12	320 bp	154

Sprint Capital Corp,
8 3/8%, 3/15/12	--	155,000	6/20/12	(59 bp)	245

Deutsche Bank AG
DJ CDX NA IG Series 8
Index 7-10% tranche	--	193,000	6/20/12	22 bp	(2,944)

France Telecom, 7.25%,
1/28/13	--	90,000	6/20/16	70 bp	1,526

Nalco, Co. 7.75%,
11/15/11	--	10,000	12/20/12	363 bp	330

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	414,000	(a)	2.461%	25,513

DJ CDX NA HY Series 8
Index	(157)	7,381	6/20/10	(275 bp)	(183)

DJ CDX NA HY Series 8
Index	73,826	4,910,000	6/20/12	35 bp	20,047

DJ CDX NA IG Series 8
Index	(1)	1,505,000	6/20/17	(60 bp)	22,343

DJ CDX NA IG Series 8
Index	(9,428)	2,240,000	6/20/17	(60 bp)	23,828

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000	9/20/08	620 bp	1,122

General Motors Corp.,
7 1/8%, 7/15/13	--	10,000	9/20/08	620 bp	321

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	95,000	9/20/17	(67.8 bp)	1,203

Merrill Lynch & Co.,
5%, 1/15/15	--	95,000	9/20/12	48 bp	(476)

Merrill Lynch & Co.,
5%, 1/15/15	--	95,000	9/20/17	(59.8 bp)	(4)

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--	673,000	3/15/49	(7 bp)	4,322

General Motors Corp.,
7 1/8%, 7/15/13	--	5,000	9/20/08	500 bp	102

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	95,000	9/20/12	63.5 bp	(1,070)

Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	95,000	9/20/17	(77 bp)	897

CMS Energy Corp.,
6.875%, 12/15/15	--	25,000	6/20/12	62 bp	(460)

DJ ABX NA CMBX BBB Index	552	133,865	10/12/52	(134 bp)	11,645

DJ CDX NA CMBX AA Index	(2,662)	84,000	3/15/49	(15 bp)	(1,094)

DJ CDX NA CMBX AAA Index	--	1,493,000	3/15/49	(7 bp)	8,151

DJ CDX NA EM Series 7
Index	(134,417)	12,446,000	6/20/12	125 bp	(164,586)

DJ CDX NA HY Series 8
Index	(7,140)	204,000	6/20/10	(275 bp)	(7,872)

DJ CDX NA HY Series 8
Index 35-60% tranche	--	3,977,000	6/20/12	104 bp	(55,642)

DJ CDX NA IG Series 8
Index	12,939	828,000	6/20/12	35 bp	3,870

DJ CDX NA IG Series 8
Index	5,236	149,591	6/20/10	275 bp	5,773

DJ CDX NA IG Series 8
Index	29,078	1,889,000	6/20/12	35 bp	8,388

DJ CDX NA IG Series 8
Index 30-100% tranche	--	2,814,350	6/20/12	(3.125 bp)	7,713

DJ CDX NA IG Series 8
Index 30-100% tranche	--	2,302,650	6/20/12	(8 bp)	1,448

DJ CDX NA IG Series 8
Index 7-10% tranche	--	76,000	6/20/14	(152 bp)	(1,720)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	95,000	9/20/17	(58 bp)	(620)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	95,000	9/20/12	48 bp	(234)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	95,000	9/20/17	(60.5 bp)	(418)

Nalco, Co. 7.75%,
11/15/11	--	10,000	9/20/12	340 bp	237

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--	12,000	9/20/12	395 bp	439

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	25,000	9/20/08	500 bp	508

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	20,000	6/20/17	295 bp	(1,353)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	135	186,325	10/12/52	(134 bp)	14,321

DJ CDX NA HY Series 8
Index	(1,004)	61,790	6/20/10	275 bp	(782)

DJ CDX NA IG Series 8
Index	36,070	3,000,000	6/20/12	35 bp	3,210

DJ CDX NA IG Series 8
Index	--	1,500,000	6/20/17	(60 bp)	22,270

DJ CDX NA IG Series 8
Index 7-10% tranche	(2,456)	76,000	6/20/14	95 bp	(3,226)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	20,000	6/20/12	225 bp	(686)

General Motors Corp.,
7 1/8%, 7/15/13	--	5,000	9/20/08	500 bp	102

Jefferson Smurfit Corp,
7.5%, 6/1/13	--	10,000	9/20/12	445 bp	488

Nalco, Co. 7.75%,
11/15/11	--	10,000	9/20/12	330 bp	195

Total					$466,310
* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $382,879,085.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $332,863,441, resulting in gross unrealized appreciation and depreciation of $58,951,873 and $10,239,614, respectively, or net unrealized appreciation of $48,712,259.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2007.

(FWC) Forward commitments.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at September 30, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $7,999,885. The fund received cash collateral of $7,773,172 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,284,880 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $183,759,728 and $207,466,805, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. On September 30, 2007 fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

At September 30, 2007, liquid assets totaling $31,470,616 have been designated as collateral for open forward commitments, swap contracts, forward contracts, options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or SDR after the name of a foreign holding stands for American Depository Receipts, Swedish Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The dates shown on debt obligations are the original maturity dates.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2007.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2007: (as a percentage of Portfolio Value)

Argentina	1.6%
Belgium	0.9
Finland	0.6
France	1.6
Germany	0.8
Italy	0.9
Japan	3.8
Luxembourg	0.7
Netherlands	2.1
Spain	0.6
Sweden	0.8
Switzerland	0.7
United Kingdom	3.5
United States	79.4
Other	2.0

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Equity Fund

The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Aerospace and Defense (1.0%)
Lockheed Martin Corp.	56,800	$6,162,232

Airlines (1.2%)
Singapore Airlines, Ltd. (Singapore)	597,340	7,462,618

Automotive (3.8%)
Nissan Motor Co., Ltd. (Japan)	549,000	5,471,864
Suzuki Motor Corp. (Japan)	600,900	17,734,498
		23,206,362

Banking (10.8%)
Allied Irish Banks PLC (Ireland)	217,567	5,277,588
Bank of America Corp. (SEG)	329,035	16,540,589
Bank of Ireland PLC (Ireland)	133,904	2,483,879
Barclays PLC (United Kingdom)	316,978	3,860,528
Credit Agricole SA (France)	192,003	7,410,864
Fortis (Belgium)	54,452	1,604,455
KBC Groupe SA (Belgium)	37,667	5,185,515
Royal Bank of Scotland Group PLC (United Kingdom)	968,504	10,399,118
Societe Generale (France)	33,660	5,652,106
UniCredito Italiano SpA (Italy)	710,124	6,079,656
		64,494,298

Basic Materials (0.7%)
Antofagasta PLC (United Kingdom)	16,900	263,550
Sumitomo Metal Mining Co., Ltd. (Japan)	153,000	3,688,805
		3,952,355

Beverage (0.6%)
PepsiCo, Inc.	52,200	3,824,172

Chemicals (1.5%)
CF Industries Holdings, Inc.	120,500	9,147,155

Communications Equipment (2.8%)
Nokia OYJ (Finland)	444,550	16,911,195

Computers (0.4%)
IBM Corp.	22,200	2,615,160

Conglomerates (3.2%)
Mitsubishi Corp. (Japan)	506,700	15,946,882
Vivendi SA (France)	80,947	3,418,897
		19,365,779

Consumer (1.0%)
Matsushita Electric Industrial Co., Ltd. (Japan)	316,000	5,908,315

Consumer Goods (2.2%)
Reckitt Benckiser PLC (United Kingdom)	222,841	13,089,267

Consumer Services (1.5%)
Ashtead Group PLC (United Kingdom)	1,864,895	3,966,647
Nutri/System, Inc. (NON) (S)	114,772	5,381,659
		9,348,306

Electric Utilities (0.8%)
PG&E Corp.	95,800	4,579,240

Energy (3.1%)
National-Oilwell Varco, Inc. (NON)	78,500	11,343,250
Petroleum Geo-Services ASA (Norway)	257,650	7,434,924
		18,778,174

Engineering & Construction (0.2%)
Daito Trust Construction Co., Ltd. (Japan)	29,800	1,433,480

Financial (1.6%)
JPMorgan Chase & Co.	114,928	5,266,001
Korea Investment Holdings Co., Ltd. (South Korea)	66,380	4,342,095
		9,608,096

Food (1.8%)
Delhaize Group (Belgium)	114,904	11,017,878

Health Care Services (2.9%)
Coventry Health Care, Inc. (NON)	44,500	2,768,345
WellPoint, Inc. (NON)	189,000	14,915,880
		17,684,225

Insurance (6.9%)
Allianz SE (Germany)	78,622	18,381,632
Swiss Re (Switzerland)	164,796	14,690,402
Zurich Financial Services AG (Switzerland)	28,587	8,582,489
		41,654,523

Investment Banking/Brokerage (2.8%)
Credit Suisse Group (Switzerland)	134,697	8,950,467
Goldman Sachs Group, Inc. (The)	37,200	8,062,728
		17,013,195

Machinery (0.7%)
Hyundai Heavy Industries Co., Ltd. (South Korea)	8,580	3,956,195

Manufacturing (0.9%)
Hyundai Mipo Dockyard (South Korea)	15,802	5,425,638

Media (1.9%)
Viacom, Inc. Class B (NON)	293,600	11,441,592

Metals (7.0%)
Boliden AB (Sweden)	215,150	4,588,151
JFE Holdings, Inc. (Japan)	38,400	2,709,703
Minara Resources, Ltd. (Australia)	571,500	3,279,549
MMC Norilsk Nickel ADR (Russia)	8,850	2,409,413
Salzgitter AG (Germany)	66,403	13,050,926
Teck Cominco, Ltd. Class B (Canada)	202,600	9,630,332
voestalpine AG (Austria)	79,382	6,864,173
		42,532,247

Natural Gas Utilities (0.5%)
Centrica PLC (United Kingdom)	413,000	3,213,960

Office Equipment & Supplies (1.8%)
Canon, Inc. (Japan)	200,300	10,863,984

Oil & Gas (9.0%)
Chevron Corp.	82,900	7,757,782
China Petroleum & Chemical Corp. (China)	3,346,000	4,127,155
Exxon Mobil Corp.	155,943	14,434,084
Marathon Oil Corp.	241,600	13,776,032
Valero Energy Corp.	211,318	14,196,343
		54,291,396

Pharmaceuticals (8.0%)
Eli Lilly Co.	93,400	5,317,262
Johnson & Johnson	339,500	22,305,152
Pfizer, Inc.	469,000	11,457,670
Roche Holding AG (Switzerland)	24,021	4,359,007
Watson Pharmaceuticals, Inc. (NON)	144,858	4,693,399
		48,132,490

Real Estate (0.3%)
Urban Corp. (Japan)	114,100	1,841,506

Regional Bells (2.4%)
Qwest Communications International, Inc. (NON) (S)	198,000	1,813,680
Verizon Communications, Inc.	280,600	12,424,968
		14,238,648

Retail (0.5%)
Marks & Spencer Group PLC (United Kingdom)	242,322	3,050,399

Shipping (2.7%)
Mitsui O.S.K. Lines, Ltd. (Japan)	879,000	14,253,085
Neptune Orient Lines, Ltd. (Singapore)	20,000	71,332
Orient Overseas International, Ltd. (Hong Kong)	228,000	2,170,609
		16,495,026

Software (1.9%)
Oracle Corp. (NON)	541,000	11,712,650

Technology Services (2.3%)
Accenture, Ltd. Class A (Bermuda) (S)	154,000	6,198,500
Computer Sciences Corp. (NON)	135,172	7,556,115
		13,754,615

Telecommunications (3.5%)
Embarq Corp.	163,694	9,101,386
Sprint Nextel Corp.	633,600	12,038,400
		21,139,786

Telephone (1.7%)
AT&T, Inc.	83,700	3,541,347
China Netcom Group Corp., Ltd. (Hong Kong)	2,504,800	6,630,113
		10,171,460

Tobacco (3.0%)

Loews Corp. - Carolina Group	220,820	18,158,029

Total common stocks (cost $503,537,607)		$597,675,646

SHORT-TERM INVESTMENTS (2.8%)(a)

	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	5,296,553	$5,296,553
Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$11,397,030	11,378,680

Total short-term investments (cost $16,675,233)		$16,675,233

TOTAL INVESTMENTS

Total investments (cost $520,212,840) (b)		$614,350,879

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/07 (aggregate face value $144,539,699) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$49,388,035	$46,789,105	10/17/07	$2,598,930
British Pound	26,669,780	26,306,773	12/19/07	363,007
Canadian Dollar	5,541,416	5,200,610	10/17/07	340,806
Euro	27,860,705	26,869,665	12/19/07	991,040
Japanese Yen	19,176,624	19,130,801	11/21/07	45,823
Norwegian Krone	19,039,773	17,947,914	12/19/07	1,091,859
Swedish Krona	2,433,934	2,294,831	12/19/07	139,103

Total				$5,570,568

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/07 (aggregate face value $129,267,846) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$3,781,918	$3,673,929	10/17/07	$(107,989)
British Pound	8,773,220	8,626,932	12/19/07	(146,288)
Canadian Dollar	3,997,966	3,724,633	10/17/07	(273,333)
Euro	23,987,985	23,376,227	12/19/07	(611,758)
Japanese Yen	63,823,408	62,754,460	11/21/07	(1,068,948)
Norwegian Krone	2,333,838	2,165,989	12/19/07	(167,849)
Swedish Krona	5,360,253	5,051,931	12/19/07	(308,322)
Swiss Franc	20,529,152	19,893,745	12/19/07	(635,407)

Total				$(3,319,894)

FUTURES CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Dow Jones Euro Stoxx 50 Index (Long)	14	$881,168	Dec-07	$(1,671)
New Financial Times Stock Exchange 100 Index (Long)	6	800,020	Dec-07	(3,981)
S&P 500 Index (Long)	2	769,050	Dec-07	21,506
Tokyo Price Index (Long)	6	849,372	Dec-07	57,439

Total				$73,293

NOTES

(a) Percentages indicated are based on net assets of $604,409,700.

(b) The aggregate identified cost on a tax basis is $520,601,574, resulting in gross unrealized appreciation and depreciation of $105,732,526 and $11,983,221, respectively, or net unrealized appreciation of $93,749,305.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $11,121,100. The fund received cash collateral of $11,378,680 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $189,204 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $147,757,194 and $149,983,441, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

At September 30, 2007, liquid assets totaling $17,631,974 have been designated as collateral for open forward contracts and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2007: (as a percentage of Portfolio Value)

Australia	0.5%
Austria	1.1
Belgium	3.0
Bermuda	1.0
Canada	1.6
China	0.7
Finland	2.8
France	2.7
Germany	5.2
Hong Kong	1.5
Ireland	1.3
Italy	1.0
Japan	13.2
Norway	1.2
Russia	0.4
Singapore	1.2
South Korea	2.3
Sweden	0.8
Switzerland	6.1
United Kingdom	6.3
United States	46.1

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At September 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth and Income Fund

The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Aerospace and Defense (2.3%)
Boeing Co. (The)	53,600	$5,627,464
L-3 Communications Holdings, Inc. (S)	283,000	28,905,620
Lockheed Martin Corp.	267,000	28,966,830
United Technologies Corp.	234,000	18,832,320
		82,332,234

Airlines (0.6%)
AMR Corp. (NON) (S)	390,000	8,693,100
Delta Air Lines, Inc. (NON)	330,000	5,923,500
UAL Corp. (NON) (S)	163,000	7,584,390
		22,200,990

Automotive (0.6%)
Ford Motor Co. (NON) (S)	2,429,379	20,625,428

Banking (10.0%)
Bank of America Corp.	3,440,500	172,953,935
Commerce Bancorp, Inc.	759,400	29,449,530
First Horizon National Corp.	467,000	12,450,220
National City Corp.	828,000	20,774,520
PNC Financial Services Group	143,800	9,792,780
U.S. Bancorp	1,585,900	51,589,327
Wells Fargo & Co.	1,613,400	57,469,308
		354,479,620

Beverage (1.4%)
Molson Coors Brewing Co. Class B	195,000	19,435,650
Pepsi Bottling Group, Inc. (The)	830,000	30,851,100
		50,286,750

Biotechnology (0.5%)
Amgen, Inc. (NON)	338,000	19,120,660

Building Materials (1.2%)
American Standard Cos., Inc.	257,000	9,154,340
Masco Corp. (S)	1,406,200	32,581,654
		41,735,994

Chemicals (1.7%)
Celanese Corp. Ser. A	330,000	12,863,400
E.I. du Pont de Nemours & Co. (S)	460,000	22,797,600
Huntsman Corp.	95,700	2,535,093
Rohm & Haas Co.	401,470	22,349,835
		60,545,928

Communications Equipment (0.6%)
Cisco Systems, Inc. (NON)	474,200	15,700,762
Corning, Inc. (S)	255,000	6,285,750
		21,986,512

Computers (1.2%)
Dell, Inc. (NON)	100,900	2,784,840
Hewlett-Packard Co.	165,210	8,225,806
IBM Corp.	255,200	30,062,560
		41,073,206

Conglomerates (2.5%)
3M Co.	369,800	34,605,884
Honeywell International, Inc.	365,000	21,706,550
Textron, Inc.	258,538	16,083,649
Tyco International, Ltd. (Bermuda)	336,575	14,923,736
		87,319,819

Consumer Finance (3.0%)
Capital One Financial Corp.	906,000	60,185,580
Countrywide Financial Corp.	2,346,597	44,608,809
		104,794,389

Consumer Goods (4.2%)
Clorox Co.	954,000	58,184,460
Procter & Gamble Co. (The)	1,293,000	90,949,620
		149,134,080

Consumer Services (0.1%)
Service Corporation International	333,100	4,296,990

Containers (0.1%)
Crown Holdings, Inc. (NON)	172,800	3,932,928

Electric Utilities (4.5%)

Dominion Resources, Inc.	60,000	5,058,000
Edison International	1,014,000	56,226,300
Entergy Corp.	187,800	20,336,862
Exelon Corp.	246,327	18,563,203
FirstEnergy Corp.	89,000	5,637,260
PG&E Corp.	1,021,200	48,813,360
Sierra Pacific Resources	319,300	5,022,589
		159,657,574

Electrical Equipment (0.5%)
Emerson Electric Co.	299,000	15,912,780

Electronics (1.1%)
Intel Corp.	198,400	5,130,624
Motorola, Inc.	1,458,000	27,016,740
Tyco Electronics, Ltd. (Bermuda)	150,575	5,334,872
		37,482,236

Energy (0.9%)
BJ Services Co. (S)	567,000	15,053,850
Global Industries, Ltd. (NON)	647,073	16,668,600
		31,722,450

Financial (7.5%)
AMBAC Financial Group, Inc.	384,000	24,157,440
Citigroup, Inc.	2,805,996	130,955,833
Freddie Mac	494,000	29,150,940
JPMorgan Chase & Co.	321,000	14,708,220
MBIA, Inc.	134,000	8,180,700
MGIC Investment Corp.	866,900	28,009,539
New Century Financial Corp. (R)	321,000	32,100
PMI Group, Inc. (The)	429,000	14,028,300
Radian Group, Inc.	588,000	13,688,640
		262,911,712

Food (0.9%)
Kraft Foods, Inc. Class A	895,509	30,904,016

Health Care Services (2.2%)
Aetna, Inc.	517,000	28,057,590
Cardinal Health, Inc.	296,300	18,527,639
Health Management Associates, Inc. Class A	2,203,000	15,288,820
McKesson Corp.	89,000	5,232,310
Medco Health Solutions, Inc. (NON) (S)	59,000	5,333,010
WellPoint, Inc. (NON)	83,000	6,550,360
		78,989,729

Homebuilding (1.2%)
Lennar Corp.	1,143,800	25,907,070
Toll Brothers, Inc. (NON) (S)	849,000	16,971,510
		42,878,580

Household Furniture and Appliances (0.1%)
Whirlpool Corp. (S)	53,000	4,722,300

Insurance (9.4%)
ACE, Ltd. (Bermuda)	982,500	59,510,025
American International Group, Inc.	1,496,500	101,238,225
Berkshire Hathaway, Inc. Class B (NON)	14,794	58,465,888
Chubb Corp. (The)	317,717	17,042,340
Everest Re Group, Ltd. (Barbados)	231,900	25,564,656
Genworth Financial, Inc. Class A	1,575,530	48,416,037
Loews Corp.	463,000	22,386,050
		332,623,221

Investment Banking/Brokerage (5.5%)
Bear Stearns Cos., Inc. (The)	628,000	77,124,680
E*Trade Financial Corp. (NON)	611,000	7,979,660
Goldman Sachs Group, Inc. (The)	208,369	45,161,897
Lehman Brothers Holdings, Inc.	371,000	22,901,830
Merrill Lynch & Co., Inc.	72,000	5,132,160
Morgan Stanley	588,900	37,100,700
		195,400,927

Leisure (0.5%)
Brunswick Corp.	761,500	17,407,890

Lodging/Tourism (0.6%)
Carnival Corp. (S)	111,000	5,375,730
Wyndham Worldwide Corp.	509,480	16,690,565
		22,066,295

Machinery (1.7%)
Caterpillar, Inc.	378,000	29,646,540
Parker-Hannifin Corp.	267,500	29,914,525
		59,561,065

Media (1.3%)
Walt Disney Co. (The) (S)	1,326,000	45,601,140

Medical Technology (1.8%)
Baxter International, Inc. (S)	160,300	9,021,684
Boston Scientific Corp. (NON)	1,562,530	21,797,294
Covidien, Ltd. (Bermuda) (NON)	481,575	19,985,363
Hospira, Inc. (NON)	271,000	11,232,950
		62,037,291

Metals (0.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	194,700	20,422,083
Nucor Corp.	140,000	8,325,800
		28,747,883

Oil & Gas (10.1%)
Apache Corp. (S)	284,000	25,577,040
BP PLC ADR (United Kingdom) (S)	858,000	59,502,300
ConocoPhillips	960,000	84,259,200
Devon Energy Corp.	187,000	15,558,400
Exxon Mobil Corp.	1,031,300	95,457,128
Marathon Oil Corp.	1,059,200	60,395,584
Occidental Petroleum Corp.	167,000	10,701,360
Valero Energy Corp.	78,100	5,246,758
		356,697,770

Pharmaceuticals (4.4%)
Johnson & Johnson	608,000	39,945,600
Pfizer, Inc.	4,590,900	112,155,687
Watson Pharmaceuticals, Inc. (NON) (S)	131,000	4,244,400
		156,345,687

Photography/Imaging (0.1%)
Xerox Corp. (NON)	145,700	2,526,438

Publishing (0.9%)
Idearc, Inc.	806,595	25,383,545
R. R. Donnelley & Sons Co.	136,600	4,994,096
		30,377,641

Railroads (0.2%)
Norfolk Southern Corp.	99,000	5,139,090

Regional Bells (3.9%)
Qwest Communications International, Inc. (NON) (S)	2,847,102	26,079,454
Verizon Communications, Inc.	2,545,900	112,732,452
		138,811,906

Retail (2.2%)
Big Lots, Inc. (NON) (S)	208,118	6,210,241
Circuit City Stores-Circuit City Group (S)	1,378,000	10,899,980
Home Depot, Inc. (The)	738,400	23,953,696
JC Penney Co., Inc. (Holding Co.)	111,000	7,034,070
Macy's, Inc.	411,075	13,285,944
OfficeMax, Inc.	108,300	3,711,441
Ross Stores, Inc.	375,000	9,615,000
Supervalu, Inc.	61,800	2,410,818
		77,121,190

Schools (0.6%)
Apollo Group, Inc. Class A (NON)	293,000	17,623,950
Career Education Corp. (NON)	84,000	2,351,160
		19,975,110

Software (1.8%)
Microsoft Corp.	1,314,000	38,710,440
Oracle Corp. (NON)	706,800	15,302,220
Parametric Technology Corp. (NON) (S)	520,792	9,072,197
		63,084,857

Technology Services (1.1%)
Computer Sciences Corp. (NON)	324,000	18,111,600
Symantec Corp. (NON) (S)	1,066,000	20,659,080
		38,770,680

Telecommunications (1.0%)
Embarq Corp.	46,130	2,564,828
Sprint Nextel Corp.	1,585,600	30,126,400
		32,691,228

Telephone (1.7%)
AT&T, Inc.	1,402,000	59,318,620

Tobacco (0.3%)
Altria Group, Inc.	169,800	11,806,194

Toys (0.2%)
Mattel, Inc.	229,400	5,381,724

Waste Management (0.8%)

Waste Management, Inc.	776,000	29,286,240

Total common stocks (cost $2,932,195,498)		$3,519,826,992

SHORT-TERM INVESTMENTS (5.3%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	4,989,629	$4,989,629
Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$182,651,880	182,357,805

Total short-term investments (cost $187,347,434)		$187,347,434

TOTAL INVESTMENTS

Total investments (cost $3,119,542,932) (b)		$3,707,174,426

NOTES

(a) Percentages indicated are based on net assets of $3,527,318,383.

(b) The aggregate identified cost on a tax basis is $3,167,220,788, resulting in gross unrealized appreciation and depreciation of $748,854,194 and $208,900,556, respectively, or net unrealized appreciation of $539,953,638.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $175,257,623. The fund received cash collateral of $182,357,805 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $268,287 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $279,042,935 and $286,803,031, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth Opportunities Fund
The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (99.7%)(a)
	Shares	Value

Advertising and Marketing Services (0.9%)
Omnicom Group, Inc.	8,700	$418,383

Aerospace and Defense (8.1%)
Alliant Techsystems, Inc. (NON)	1,200	131,160
Boeing Co. (The)	8,700	913,413
L-3 Communications Holdings, Inc.	7,701	786,580
Lockheed Martin Corp.	7,801	846,330
United Technologies Corp.	12,200	981,856
		3,659,339

Automotive (1.0%)
Harley-Davidson, Inc.	9,500	438,995

Banking (2.6%)
U.S. Bancorp	12,100	393,613
Wells Fargo & Co.	21,900	780,078
		1,173,691

Building Materials (1.3%)
American Standard Cos., Inc.	8,200	292,084
Sherwin-Williams Co. (The)	4,600	302,266
		594,350

Commercial and Consumer Services (1.1%)
Dun & Bradstreet Corp. (The)	2,800	276,108
Equifax, Inc.	6,000	228,720
		504,828

Communications Equipment (3.3%)
Cisco Systems, Inc. (NON)	44,700	1,480,017

Computers (3.2%)
Apple Computer, Inc. (NON)	6,000	921,240
Dell, Inc. (NON)	15,600	430,560
Research in Motion, Ltd. (Canada) (NON)	1,000	98,550
		1,450,350

Conglomerates (1.8%)
Danaher Corp. (S)	9,700	802,287

Consumer Finance (3.9%)
American Express Co.	7,100	421,527
Capital One Financial Corp.	8,500	564,655
Countrywide Financial Corp.	17,559	333,797
Mastercard, Inc. Class A	3,000	443,910
		1,763,889

Consumer Goods (2.1%)
Procter & Gamble Co. (The)	13,500	949,590

Consumer Services (0.4%)
Liberty Media Holding Corp. - Interactive Class A (NON)	9,300	178,653

Electronics (1.3%)
Amphenol Corp. Class A	8,300	330,008
Microchip Technology, Inc.	6,600	239,712
		569,720

Energy (1.2%)
Halliburton Co. (S)	13,500	518,400

Financial (1.3%)
Assurant, Inc.	4,300	230,050
MGIC Investment Corp.	2,800	90,468
Moody's Corp.	5,500	277,200

		597,718

Health Care Services (6.6%)
Aetna, Inc.	9,100	493,857
Express Scripts, Inc. (NON)	9,100	507,962
Medco Health Solutions, Inc. (NON)	6,200	560,418
UnitedHealth Group, Inc.	16,200	784,566
WellPoint, Inc. (NON)	8,100	639,252
		2,986,055

Homebuilding (0.4%)

NVR, Inc. (NON) (S)	400	188,100

Insurance (3.6%)
American International Group, Inc.	21,100	1,427,415
Berkshire Hathaway, Inc. Class B (NON)	53	209,456
		1,636,871

Investment Banking/Brokerage (7.8%)
Bear Stearns Cos., Inc. (The)	7,100	871,951
BlackRock, Inc.	2,100	364,161
Blackstone Group LP (The) (NON)	12,500	313,500
Franklin Resources, Inc.	2,700	344,250
Goldman Sachs Group, Inc. (The)	6,200	1,343,788
T. Rowe Price Group, Inc.	4,800	267,312
		3,504,962

Lodging/Tourism (1.6%)
Las Vegas Sands Corp. (NON) (S)	2,100	280,182
Wyndham Worldwide Corp.	14,200	465,192
		745,374

Machinery (3.1%)
Caterpillar, Inc.	9,600	752,928
Joy Global, Inc.	3,500	178,010
Parker-Hannifin Corp.	2,200	246,026
Terex Corp. (NON)	2,200	195,844
		1,372,808

Media (1.4%)
Walt Disney Co. (The)	18,300	629,337

Medical Technology (2.9%)
Becton, Dickinson and Co.	5,100	418,455
Hospira, Inc. (NON)	4,600	190,670
Medtronic, Inc.	12,400	699,484
		1,308,609

Metals (1.0%)
Freeport-McMoRan Copper & Gold, Inc. Class B	4,100	430,049

Oil & Gas (7.2%)
ConocoPhillips	9,300	816,261
Devon Energy Corp.	8,400	698,880
EOG Resources, Inc.	4,900	354,417
Hess Corp.	4,900	325,997
Occidental Petroleum Corp.	8,900	570,312
Valero Energy Corp.	6,800	456,824
		3,222,691

Other (1.0%)
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	2,900	442,482

Pharmaceuticals (2.6%)
Johnson & Johnson	14,700	965,790
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	4,400	195,668
		1,161,458

Publishing (1.8%)
McGraw-Hill Cos., Inc. (The)	15,600	794,196

Real Estate (1.0%)
CB Richard Ellis Group, Inc. Class A (NON)	16,587	461,782

Restaurants (2.1%)
Starbucks Corp. (NON)	17,000	445,400
Yum! Brands, Inc.	14,300	483,769
		929,169

Retail (7.4%)
Abercrombie & Fitch Co. Class A	2,000	161,400
Best Buy Co., Inc.	14,250	655,785
CVS Caremark Corp.	19,300	764,859
Home Depot, Inc. (The)	12,000	389,280
Lowe's Cos., Inc.	15,300	428,706
Ross Stores, Inc.	9,300	238,452
Staples, Inc.	31,000	666,190
		3,304,672

Semiconductor (1.3%)
Applied Materials, Inc.	19,700	407,790
KLA-Tencor Corp.	2,800	156,184
		563,974

Software (6.2%)
Adobe Systems, Inc. (NON)	13,900	606,874

Autodesk, Inc. (NON)	6,200	309,814
Microsoft Corp.	36,800	1,084,128
Oracle Corp. (NON)	36,700	794,555
		2,795,371

Technology Services (6.5%)
Accenture, Ltd. Class A (Bermuda)	8,700	350,175
Automatic Data Processing, Inc.	5,900	270,987
Cognizant Technology Solutions Corp. (NON)	3,900	311,103
eBay, Inc. (NON) (S)	16,300	636,026
Google, Inc. Class A (NON)	2,352	1,334,219
		2,902,510

Transportation Services (0.3%)
Expeditors International of Washington, Inc.	3,200	151,360

Trucks & Parts (0.4%)
WABCO Holdings, Inc.	3,366	157,361

Total common stocks (cost $36,596,495)		$44,789,401

SHORT-TERM INVESTMENTS (4.3%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$1,540,985	$1,538,504
Putnam Prime Money Market Fund (e)	383,040	383,040

Total short-term investments (cost $1,921,544)		$1,921,544

TOTAL INVESTMENTS

Total investments (cost $38,518,039) (b)		$46,710,945

NOTES

(a) Percentages indicated are based on net assets of $44,941,399.

(b) The aggregate identified cost on a tax basis is $39,308,984, resulting in gross unrealized appreciation and depreciation of $8,438,316 and $1,036,355, respectively, or net unrealized appreciation of $7,401,961.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $1,482,684. The fund received cash collateral of $1,538,504 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,389 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $6,267,460 and $5,956,636, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Health Sciences Fund

The fund's portfolio 9/30/07 (Unaudited)

COMMON STOCKS (96.8%)(a)
	Shares	Value

Biotechnology (19.3%)
Amgen, Inc. (NON)	250,100	$14,148,157
Amylin Pharmaceuticals, Inc. (NON) (S)	56,100	2,805,000
Arqule, Inc. (NON)	57,600	410,688
Basilea Pharmaceutica AG (Switzerland) (NON)	1,000	228,230
Basilea Pharmaceutical 144A (Switzerland) (NON)	5,000	1,141,150
Biogen Idec, Inc. (NON)	106,700	7,077,411
Genentech, Inc. (NON)	148,300	11,570,366
Genzyme Corp. (NON)	90,200	5,588,792
Idenix Pharmaceuticals, Inc. (NON) (S)	73,700	212,993
InterMune, Inc. (NON)	28,400	543,292
		43,726,079

Health Care Services (16.3%)
Aetna, Inc.	41,400	2,246,778
AmerisourceBergen Corp.	26,600	1,205,778
Cardinal Health, Inc.	107,700	6,734,481
CIGNA Corp.	69,400	3,698,326
Community Health Systems, Inc. (NON)	69,675	2,190,582
Coventry Health Care, Inc. (NON)	51,450	3,200,705
Express Scripts, Inc. (NON)	42,000	2,344,440
Health Management Associates, Inc. Class A	305,100	2,117,394
McKesson Corp.	31,300	1,840,127
Medco Health Solutions, Inc. (NON)	22,200	2,006,658
Omnicare, Inc. (S)	96,600	3,200,358
UnitedHealth Group, Inc.	9,500	460,085
WellPoint, Inc. (NON)	71,100	5,611,212
		36,856,924

Medical Technology (23.5%)
Baxter International, Inc.	97,900	5,509,812
Becton, Dickinson and Co.	64,800	5,316,840
Boston Scientific Corp. (NON)	503,300	7,021,035
Covidien, Ltd. (Bermuda)	85,300	3,539,950
Edwards Lifesciences Corp. (NON) (S)	14,965	737,924
Hospira, Inc. (NON)	119,300	4,944,985
Medtronic, Inc.	231,100	13,036,351
Nobel Biocare Holding AG (Switzerland)	18,720	5,073,051
St. Jude Medical, Inc. (NON)	123,900	5,460,273
Synthes, Inc. (Switzerland)	11,122	1,245,763
Varian Medical Systems, Inc. (NON)	28,000	1,172,920
		53,058,904

Pharmaceuticals (37.7%)
Abbott Laboratories	108,100	5,796,322
Astellas Pharma, Inc. (Japan)	23,700	1,135,023
Barr Pharmaceuticals, Inc. (NON)	98,100	5,582,871
Cephalon, Inc. (NON) (S)	26,000	1,899,560
Daiichi Sankyo Co., Ltd. (Japan)	186,300	5,592,091
Eli Lilly Co.	58,800	3,347,484
Jazz Pharmaceuticals, Inc. (NON)	38,300	428,960
Johnson & Johnson	214,500	14,092,650
Mylan Laboratories, Inc.	218,700	3,490,452
Novartis AG (Switzerland)	161,487	8,919,058
Ono Pharmaceutical Co., Ltd. (Japan)	30,300	1,623,553
Pfizer, Inc.	320,500	7,829,815
Roche Holding AG (Switzerland)	75,132	13,633,943
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	61,200	2,721,564
Wyeth	205,400	9,150,570
		85,243,916

Total common stocks (cost $166,391,926)		$218,885,823

SHORT-TERM INVESTMENTS (6.4%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$5,176,607	$5,168,273
Putnam Prime Money Market Fund (e)	9,336,523	9,336,523

Total short-term investments (cost $14,504,796)		$14,504,796

TOTAL INVESTMENTS

Total investments (cost $180,896,722)(b)		$233,390,619

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/07 (aggregate face value $2,658,357) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$1,057,275	$1,017,967	10/17/07	$39,308
Swiss Franc	1,696,769	1,640,390	12/19/07	56,379

Total				$95,687

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/07 (aggregate face value $42,724,973) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$1,057,275	$1,017,993	10/17/07	$(39,282)
British Pound	2,450	2,419	12/19/07	(31)
Euro	2,661,505	2,536,204	12/19/07	(125,301)
Japanese Yen	8,400,297	8,139,321	11/21/07	(260,976)
Swiss Franc	32,122,142	31,029,036	12/19/07	(1,093,106)

Total				$(1,518,696)

NOTES

(a) Percentages indicated are based on net assets of $226,043,633.

(b) The aggregate identified cost on a tax basis is $186,527,986, resulting in gross unrealized appreciation and depreciation of $58,793,277 and $11,930,644, respectively, or net unrealized appreciation of $46,862,633.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $5,027,866. The fund received cash collateral of $5,168,273 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day.Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $116,941 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $35,371,305 and $26,903,448, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

At September 30, 2007, liquid assets totaling $2,897,422 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2007: (as a percentage of Portfolio Value)

Bermuda	1.6%
Israel	1.2
Japan	3.7
Switzerland	13.3
United States	80.2
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT High Yield Fund

The fund's portfolio
9/30/07 (Unaudited)

CORPORATE BONDS AND NOTES (79.7%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.3%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$1,035,000	$1,040,175
Lamar Media Corp. company guaranty Ser. B, 6 5/8s, 2015		540,000	521,100
			1,561,275

Automotive (3.7%)
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015		385,000	373,450
Dana Corp. notes 5.85s, 2015		1,540,000	1,239,700
Ford Motor Co. notes 7.45s, 2031		1,285,000	1,008,725
Ford Motor Credit Corp. notes 7 7/8s, 2010		2,705,000	2,644,202
Ford Motor Credit Corp. notes 7 3/8s, 2009		1,370,000	1,343,363
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		3,825,000	3,882,463
Ford Motor Credit Corp. sr. unsec. 9 3/4s, 2010		1,256,000	1,281,354
Ford Motor Credit Corp. sr. unsec. FRN 8.11s, 2012		455,000	430,002
General Motors Corp. debs. 9.4s, 2021		320,000	304,000
General Motors Corp. notes 7.2s, 2011		5,165,000	4,932,575
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)		1,155,000	1,163,663
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		155,000	166,238
UCI Holdco, Inc. 144A sr. notes FRN 12.694s, 2013 (PIK)		1,458,852	1,385,909
United Components, Inc. sr. sub. notes 9 3/8s, 2013		30,000	30,450
			20,186,094

Basic Materials (8.1%)
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		410,000	282,900
AK Steel Corp. company guaranty 7 3/4s, 2012		2,325,000	2,354,063
Aleris International, Inc. company guaranty 10s, 2016		1,240,000	1,097,400
Aleris International, Inc. company guaranty 9s, 2014
(PIK)		1,100,000	1,017,500
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		505,000	449,450
ARCO Chemical Co. debs. 10 1/4s, 2010		715,000	765,050
Builders FirstSource, Inc. company guaranty FRN
9.808s, 2012		1,255,000	1,207,938
Century Aluminum Co. company guaranty 7 1/2s, 2014		625,000	631,250
Clondalkin Acquisition BV 144A sec. FRN 7.694s, 2013
(Netherlands)		515,000	494,400
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	790,000	1,114,851
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$535,000	539,013
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		2,275,000	2,354,625
Domtar, Inc. notes 7 7/8s, 2011 (Canada)		385,000	395,588
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		2,985,000	3,261,113
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.564s, 2015		535,000	555,731
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		1,490,000	1,605,475
Georgia-Pacific Corp. debs. 9 1/2s, 2011		1,100,000	1,160,500
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		1,410,000	1,480,500
Hercules, Inc. company guaranty 6 3/4s, 2029		1,600,000	1,588,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		1,635,000	1,798,500
Huntsman, LLC company guaranty 11 5/8s, 2010		4,000	4,240
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		340,000	340,850
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		1,985,000	2,238,088
Lyondell Chemical Co. company guaranty 8s, 2014		1,075,000	1,182,500
MacDermid, Inc. 144A sr. sub. notes 9 1/2s, 2017		1,510,000	1,457,150
Metals USA, Inc. sec. notes 11 1/8s, 2015		1,425,000	1,517,625
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		2,705,000	2,677,950
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		335,000	357,194
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		200,000	210,000
NewPage Corp. company guaranty 10s, 2012		560,000	589,400
NewPage Holding Corp. sr. notes FRN 12.36s, 2013 (PIK)		375,128	367,625
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		665,000	518,700
Novelis, Inc. company guaranty 7 1/4s, 2015		1,770,000	1,708,050
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	1,345,000	1,888,474
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
8s, 2017		$910,000	894,075
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		2,070,000	1,997,550
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		500,000	477,500
Tube City IMS Corp. company guaranty 9 3/4s, 2015		1,085,000	1,060,588
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		126,000	131,355

Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)		160,965	124,345
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)		102,645	79,293
			43,976,399

Broadcasting (2.0%)
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		2,310,000	2,191,613
Echostar DBS Corp. company guaranty 7s, 2013		1,080,000	1,104,300
Echostar DBS Corp. company guaranty 6 5/8s, 2014		250,000	251,250
Echostar DBS Corp. sr. notes 6 3/8s, 2011		2,660,000	2,673,300
Ion Media Networks, Inc. 144A sr. sec. notes 11.61s,
2013		680,000	693,600
Ion Media Networks, Inc. 144A sr. sec. notes 8.61s,
2012		820,000	815,900
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013		1,265,000	1,255,513
Univision Communications, Inc. 144A sr. notes 9 3/4s,
2015 (PIK)		795,000	775,125
Young Broadcasting, Inc. company guaranty 10s, 2011		847,000	781,358
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		290,000	243,600
			10,785,559

Building Materials (1.3%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		1,590,000	1,613,850
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.36s, 2012		1,245,000	1,232,550
NTK Holdings, Inc. sr. disc. notes zero %, 2014		1,545,000	950,175
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013		1,480,000	1,476,300
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		1,870,000	1,622,225
			6,895,100

Cable Television (2.7%)
Adelphia Communications Corp. 8.36%, 2009		80,000	13,600
Adelphia Communications Corp. 8.36%, 2009		140,000	22,050
Adelphia Communications Corp. 8.36%, 2007		130,000	20,475
Adelphia Communications Corp. escrow zero %, 2008		755,000	120,800
Adelphia Communications Corp. escrow bonds zero %, 2010		290,000	46,400
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		865,000	843,375
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		425,000	412,250
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		15,000	14,025
CCH I, LLC/Capital Corp. sec. notes 11s, 2015		4,994,000	5,056,425
CCH II, LLC/Capital Corp. sr. unsec. notes Ser. B,
10 1/4s, 2010		2,045,000	2,126,800
CCH, LLC/Capital Corp. sr. unsec. notes 10 1/4s, 2010		1,200,000	1,227,000
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		1,170,000	1,126,125
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		1,450,000	1,453,625
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		580,000	601,750
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		1,600,000	1,660,000
			14,744,700

Capital Goods (7.3%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		1,615,000	1,598,850
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017		1,975,000	1,984,875
American Railcar Industries, Inc. sr. unsec. 7 1/2s,
2014		545,000	542,275
Baldor Electric Co. company guaranty 8 5/8s, 2017		1,590,000	1,669,500
Berry Plastics Holding Corp. company guaranty 10 1/4s,
2016		720,000	705,600
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014		1,440,000	1,472,400
Blount, Inc. sr. sub. notes 8 7/8s, 2012		790,000	802,838
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		1,130,000	1,183,675
Bombardier, Inc. 144A sr. unsec. FRN 7.631s, 2013
(Canada)	EUR	715,000	1,040,740
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$1,485,000	1,523,981
General Cable Corp. company guaranty 7 1/8s, 2017		920,000	901,600
General Cable Corp. company guaranty FRN 7.606s, 2015		365,000	354,050
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		1,545,000	1,541,138
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 7/8s, 2015 (PIK)		1,310,000	1,319,825
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015		1,115,000	1,140,088
Hawker Beechcraft Acquisition Co., LLC 144A sr. sub.
notes 9 3/4s, 2017		215,000	219,838
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		1,715,000	1,693,563
L-3 Communications Corp. company guaranty 7 5/8s, 2012		640,000	654,400
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		1,510,000	1,483,575
Legrand SA debs. 8 1/2s, 2025 (France)		2,895,000	3,387,150
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		1,345,000	1,338,275
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		1,875,000	1,762,500
Mueller Water Products, Inc. company guaranty 7 3/8s,
2017		570,000	547,200

Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	1,265,000	1,764,415
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		$45,000	47,081
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		2,610,000	2,701,350
TD Funding Corp. company guaranty 7 3/4s, 2014		1,580,000	1,595,800
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		1,990,000	2,139,250
Terex Corp. company guaranty 7 3/8s, 2014		405,000	411,075
Titan International, Inc. company guaranty 8s, 2012		1,465,000	1,461,338
WCA Waste Corp. company guaranty 9 1/4s, 2014		590,000	607,700
			39,595,945

Commercial and Consumer Services (0.1%)
iPayment, Inc. company guaranty 9 3/4s, 2014		510,000	487,050

Communication Services (7.2%)
American Cellular Corp. company guaranty 9 1/2s, 2009		385,000	391,738
American Tower Corp. sr. notes 7 1/2s, 2012		785,000	806,588
American Tower Corp. 144A sr. notes 7s, 2017	USD	725,000	727,719
BCM Ireland Finance Ltd. 144A FRN 9.506s, 2016 (Cayman
Islands)	EUR	440,000	634,617
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$715,000	757,900
Centennial Communications Corp. sr. notes 10s, 2013		370,000	391,275
Centennial Communications Corp. sr. notes FRN 11.11s,
2013		885,000	911,550
Cincinnati Bell, Inc. company guaranty 7s, 2015		520,000	501,800
Citizens Communications Co. notes 9 1/4s, 2011		1,075,000	1,166,375
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		1,840,000	1,867,600
Cricket Communications, Inc. 144A company guaranty
9 3/8s, 2014		185,000	187,775
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Bermuda)		1,225,000	1,151,500
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		1,430,000	1,469,315
Dobson Cellular Systems sec. notes 9 7/8s, 2012		1,175,000	1,269,000
Dobson Communications Corp. sr. notes 8 7/8s, 2013		600,000	636,000
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		1,754,000	1,679,455
Intelsat Bermuda, Ltd. company guaranty FRN 8.886s,
2015 (Bermuda)		490,000	494,900
Intelsat Bermuda, Ltd. sr. unsec. 11 1/4s, 2016
(Bermuda)		2,665,000	2,831,561
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		625,000	514,063
Intelsat Subsidiary Holding Co., Ltd. sr. notes
8 1/2s, 2013 (Bermuda)		285,000	289,275
iPCS, Inc. 144A sec. FRN 7.481s, 2013		500,000	485,000
Level 3 Financing, Inc. company guaranty 12 1/4s, 2013		660,000	727,650
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		1,375,000	1,354,365
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		790,000	762,350
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014		1,845,000	1,881,900
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014		330,000	336,600
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)		260,000	274,300
PAETEC Holding Corp. 144A sr. notes 9 1/2s, 2015		520,000	520,000
PanAmSat Corp. company guaranty 9s, 2014		530,000	545,900
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		2,995,000	3,032,438
Qwest Corp. debs. 7 1/4s, 2025		555,000	545,288
Qwest Corp. notes 8 7/8s, 2012		2,140,000	2,335,265
Rural Cellular Corp. sr. notes 9 7/8s, 2010		405,000	423,225
Rural Cellular Corp. sr. sub. FRN 11.106s, 2012		330,000	336,600
Rural Cellular Corp. 144A sr. sub. notes FRN 8.621s,
2013		700,000	717,500
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		1,165,000	1,112,575
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		785,000	814,438
West Corp. company guaranty 11s, 2016		390,000	409,500
West Corp. company guaranty 9 1/2s, 2014		715,000	738,238
Windstream Corp. company guaranty 8 5/8s, 2016		2,035,000	2,169,819
Windstream Corp. company guaranty 8 1/8s, 2013		1,065,000	1,120,913
			39,323,870

Consumer (0.8%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		2,970,000	3,021,975
Yankee Acquisition Corp. company guaranty 9 3/4s, 2017		240,000	226,800
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015		1,160,000	1,125,200
			4,373,975

Consumer Goods (2.0%)
Church & Dwight Co., Inc. company guaranty 6s, 2012		1,035,000	996,188
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		1,420,000	1,398,700
Jarden Corp. company guaranty 7 1/2s, 2017		1,055,000	1,020,713
Playtex Products, Inc. company guaranty 9 3/8s, 2011		730,000	754,638
Playtex Products, Inc. company guaranty 8s, 2011		2,665,000	2,804,913
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		1,408,000	1,422,080

Spectrum Brands, Inc. company guaranty 11 1/2s, 2013
(PIK)	1,015,000	903,350
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	1,850,000	1,424,500
		10,725,082

Consumer Services (0.6%)
Rental Services Corp. company guaranty 9 1/2s, 2014	1,235,000	1,179,425
United Rentals NA, Inc. sr. sub. notes 7s, 2014	1,835,000	1,871,700
		3,051,125

Energy (9.0%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	2,835,000	2,778,300
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	1,465,000	1,373,438
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	1,920,000	1,824,000
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	514,000	528,778
Chesapeake Energy Corp. sr. notes 7 1/2s, 2014	500,000	512,500
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,395,000	1,433,363
Chesapeake Energy Corp. sr. notes 7s, 2014	625,000	628,906
Complete Production Services, Inc. company guaranty
8s, 2016	995,000	983,806
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	2,120,000	2,045,800
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,000,000	962,500
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	1,120,000	1,148,000
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	612,000	610,470
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	495,000	462,825
Encore Acquisition Co. sr. sub. notes 6s, 2015	1,643,000	1,482,808
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	1,450,000	1,442,750
Forest Oil Corp. sr. notes 8s, 2011	1,215,000	1,260,563
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	1,350,000	1,306,125
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016	535,000	545,700
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	555,000	518,925
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	2,310,000	2,229,150
Massey Energy Co. sr. notes 6 5/8s, 2010	1,730,000	1,691,075
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,220,000	2,181,150
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	1,235,000	1,197,950
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	734,753	759,302
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	755,000	774,192
Peabody Energy Corp. company guaranty 7 3/8s, 2016	675,000	712,125
Peabody Energy Corp. sr. notes 5 7/8s, 2016	1,490,000	1,456,475
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	3,055,000	3,223,025
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	245,000	240,100
Plains Exploration & Production Co. company guaranty
7s, 2017	1,425,000	1,332,375
Pogo Producing Co. sr. sub. notes 7 7/8s, 2013	660,000	683,100
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	1,860,000	1,869,300
Pride International, Inc. sr. notes 7 3/8s, 2014	1,445,000	1,481,125
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	940,000	925,900
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	950,000	935,750
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	1,355,000	1,321,125
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	1,880,000	1,880,000
Whiting Petroleum Corp. company guaranty 7s, 2014	2,140,000	2,054,400
		48,797,176

Entertainment (1.4%)
AMC Entertainment, Inc. company guaranty 11s, 2016	744,000	792,360
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	187,000	178,118
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	1,020,000	999,600
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	685,000	673,013
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	1,260,000	1,190,700
Hertz Corp. company guaranty 8 7/8s, 2014	1,325,000	1,364,750
Marquee Holdings, Inc. sr. disc. notes zero %, 2014	1,275,000	1,077,375
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	420,000	423,150
Universal City Florida Holding Co. sr. notes FRN
10.106s, 2010	780,000	787,800
		7,486,866

Financial (4.0%)
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	1,875,000	1,865,625
Finova Group, Inc. notes 7 1/2s, 2009	1,575,340	307,191
General Motors Acceptance Corp. notes 7 3/4s, 2010	4,025,000	3,992,253
General Motors Acceptance Corp. notes 7s, 2012	625,000	594,039
General Motors Acceptance Corp. notes 6 7/8s, 2012	3,685,000	3,456,471
General Motors Acceptance Corp. notes 6 3/4s, 2014	3,734,000	3,384,412
General Motors Acceptance Corp. notes FRN 7.821s, 2014	996,000	918,210
General Motors Acceptance Corp. sr. unsub. notes

5.85s, 2009	1,100,000	1,076,626
GMAC LLC unsub. notes 6 5/8s, 2012	110,000	102,943
HUB International Holdings, Inc. 144A sr. notes 9s,
2014	240,000	230,400
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	335,000	311,550
Leucadia National Corp. sr. unsec 7 1/8s, 2017	920,000	876,300
Leucadia National Corp. sr. unsec. 8 1/8s, 2015	400,000	402,500
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	1,270,000	1,219,200
Realogy Corp. 144A sr. notes 10 1/2s, 2014	3,245,000	2,766,363
USI Holdings Corp. 144A sr. notes FRN 9.433s, 2014	215,000	204,250
		21,708,333

Food (1.0%)
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	176,170	9,205
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	205,000	184,500
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	1,165,000	1,001,900
Dean Foods Co. company guaranty 7s, 2016	850,000	807,500
Del Monte Corp. company guaranty 6 3/4s, 2015	1,070,000	1,027,200
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	1,305,000	1,324,575
Pilgrim's Pride Corp. sr. unsec. 7 5/8s, 2015	245,000	251,125
Pinnacle Foods Finance LLC 144A sr. sub. notes
10 5/8s, 2017	650,000	609,375
		5,215,380

Gaming & Lottery (3.4%)
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	300,000	308,250
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	1,445,000	1,398,038
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,195,000	1,171,100
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	1,665,000	1,739,925
MGM Mirage, Inc. company guaranty 6s, 2009	1,735,000	1,721,988
Pinnacle Entertainment, Inc. sr. sub. notes 8 3/4s,
2013	40,000	41,200
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	1,225,000	1,240,313
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	1,275,000	1,206,469
Scientific Games Corp. company guaranty 6 1/4s, 2012	1,390,000	1,339,613
Station Casinos, Inc. sr. notes 6s, 2012	1,615,000	1,534,250
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	2,785,000	2,318,513
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	3,640,000	2,821,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	1,789,000	1,753,220
		18,593,879

Health Care (5.9%)
Accellent, Inc. company guaranty 10 1/2s, 2013	1,355,000	1,253,375
Community Health Systems, Inc. 144A sr. notes 8 7/8s,
2015	2,845,000	2,923,238
DaVita, Inc. company guaranty 6 5/8s, 2013	1,350,000	1,339,875
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	715,000	703,381
HCA, Inc. notes 6 3/8s, 2015	520,000	443,300
HCA, Inc. notes 5 3/4s, 2014	555,000	465,506
HCA, Inc. sr. notes 7 7/8s, 2011	225,000	221,063
HCA, Inc. 144A sec. notes 9 1/4s, 2016	2,335,000	2,480,938
HCA, Inc. 144A sec. notes 9 1/8s, 2014	1,575,000	1,661,625
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)	1,995,000	2,129,663
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	1,560,000	1,360,643
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	100,000	101,250
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	345,000	319,988
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	1,275,000	1,290,938
Select Medical Corp. company guaranty 7 5/8s, 2015	1,445,000	1,293,275
Service Corporation International debs. 7 7/8s, 2013	688,000	709,552
Service Corporation International sr. notes 7s, 2017	1,050,000	1,031,625
Service Corporation International sr. notes 6 3/4s,
2016	1,495,000	1,448,281
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	1,830,000	1,779,675
Sun Healthcare Group, Inc. 144A sr. sub. notes 9 1/8s,
2015	980,000	999,600
Surgical Care Affiliates, Inc. 144A sr. notes 8 7/8s,
2015 (PIK)	400,000	380,000
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	355,000	340,800
Tenet Healthcare Corp. notes 7 3/8s, 2013	1,570,000	1,330,575
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	755,000	690,825
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	600,000	529,500
US Oncology, Inc. company guaranty 9s, 2012	1,345,000	1,355,088
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	1,780,000	1,726,600
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	545,000	592,688

Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	520,000	526,500
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	395,000	394,013
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	530,000	522,050
		32,345,430

Homebuilding (0.4%)
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012	425,000	318,750
Meritage Homes Corp. company guaranty 6 1/4s, 2015 (S)	1,275,000	1,005,656
Meritage Homes Corp. sr. notes 7s, 2014	205,000	164,000
Standard Pacific Corp. sr. notes 7 3/4s, 2013	470,000	361,900
Standard Pacific Corp. sr. notes 6 1/2s, 2008	400,000	356,000
		2,206,306

Household Furniture and Appliances (0.4%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	2,125,000	2,140,938

Lodging/Tourism (0.6%)
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	505,000	532,775
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	30,000	29,700
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	2,240,000	2,256,800
Seminole Hard Rock Entertainment, Inc. 144A sec. FRN
8.194s, 2014	510,000	498,525
		3,317,800

Media (1.8%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	925,000	971,250
Affinion Group, Inc. company guaranty 10 1/8s, 2013	1,360,000	1,434,800
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,370,000	1,397,400
Idearc, Inc. company guaranty 8s, 2016	2,925,000	2,917,688
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	95,000	85,025
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	1,280,000	1,353,600
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	2,000,000	1,400,000
		9,559,763

Publishing (2.0%)
American Media, Inc. company guaranty 8 7/8s, 2011	470,000	411,250
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	1,605,000	1,428,450
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	895,304	877,398
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	530,000	482,300
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	685,000	643,900
Dex Media, Inc. notes 8s, 2013	400,000	403,000
Quebecor Media notes 7 3/4s, 2016 (Canada)(FWC)	270,000	259,200
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	80,000	75,600
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	1,035,000	978,075
R.H. Donnelley Corp. sr. notes 8 7/8s, 2017	675,000	686,813
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	645,000	609,525
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	590,000	601,063
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	1,295,000	1,165,500
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	1,940,000	1,876,950
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	600,000	444,000
		10,943,024

Restaurants (0.3%)
Buffets, Inc. company guaranty 12 1/2s, 2014	1,730,000	1,211,000
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	535,000	473,475
		1,684,475

Retail (1.5%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	885,000	854,025
Autonation, Inc. company guaranty 7s, 2014	260,000	248,300
Autonation, Inc. company guaranty FRN 7.36s, 2013	405,000	386,775
Harry & David Holdings, Inc. company guaranty 9s, 2013	860,000	821,300
Harry & David Holdings, Inc. company guaranty FRN
10.621s, 2012	285,000	280,369
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	1,540,000	1,574,650
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	775,000	825,375
Rite Aid Corp. company guaranty 9 3/8s, 2015	1,175,000	1,092,750
Rite Aid Corp. company guaranty 7 1/2s, 2015	785,000	741,825
Rite Aid Corp. sec. notes 7 1/2s, 2017	345,000	324,731
United Auto Group, Inc. company guaranty 7 3/4s, 2016	1,245,000	1,192,088
		8,342,188

Technology (5.8%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	730,000	642,400
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	950,000	874,000

Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	1,882,000	1,816,130
Avago Technologies Finance company guaranty 11 7/8s,
2015 (Singapore)	270,000	299,700
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)	275,000	295,625
Avago Technologies Finance company guaranty FRN
11.08s, 2013 (Singapore)	29,000	29,580
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	555,000	534,188
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	665,000	618,450
CHR Intermediate Holding Corp. 144A sr. notes 12.871s,
2013 (PIK)	635,000	646,113
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	430,000	419,250
Compucom Systems, Inc. 144A sr. notes 12s, 2014	1,150,000	1,449,000
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016 (S)	1,440,000	1,339,200
Freescale Semiconductor, Inc. sr. unsec. 9 1/8s, 2014
(PIK)	1,445,000	1,336,625
Freescale Semiconductor, Inc. sr. unsec. 8 7/8s, 2014	2,050,000	1,978,250
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	465,000	483,600
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	220,000	222,750
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	1,895,000	1,771,825
Lucent Technologies, Inc. debs. 6.45s, 2029	1,840,000	1,527,200
Lucent Technologies, Inc. notes 5 1/2s, 2008	400,000	392,000
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	690,000	517,500
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	400,000	418,000
Nortel Networks, Ltd. 144A company guaranty FRN 9.61s,
2011 (Canada)	1,230,000	1,230,000
NXP BV/NXP Funding, LLC sec. FRN 8.11s, 2013
(Netherlands)	1,200,000	1,114,500
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	2,015,000	1,939,438
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	845,000	813,313
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	670,000	654,260
Solectron Global Finance Corp. company guaranty 8s,
2016	580,000	627,850
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	1,218,000	1,272,810
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	3,326,000	3,459,040
Travelport LLC company guaranty 11 7/8s, 2016	365,000	382,338
Travelport LLC company guaranty 9 7/8s, 2014	550,000	561,000
Unisys Corp. sr. notes 8s, 2012	960,000	909,600
Xerox Capital Trust I company guaranty 8s, 2027	895,000	902,931
		31,478,466

Textiles (1.2%)
Hanesbrands, Inc. company guaranty FRN Ser. B, 8.784s,
2014	1,935,000	1,925,325
Levi Strauss & Co. sr. notes 9 3/4s, 2015	2,405,000	2,525,250
Levi Strauss & Co. sr. notes 8 7/8s, 2016	1,025,000	1,055,750
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	860,000	868,600
		6,374,925

Transportation (--%)
Delta Air Lines, Inc. notes 8.3s, 2029 (In default)
(NON)	1,400,000	80,500

Utilities & Power (4.9%)
AES Corp. (The) sr. notes 8 7/8s, 2011	162,000	169,290
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	1,490,000	1,560,775
CMS Energy Corp. sr. notes 8 1/2s, 2011	430,000	461,781
CMS Energy Corp. sr. notes 7 3/4s, 2010	345,000	360,893
Colorado Interstate Gas Co. debs. 6.85s, 2037	1,055,000	1,043,236
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	295,000	290,141
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	810,000	812,025
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	1,130,000	1,132,825
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	525,000	543,375
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	615,000	630,375
Edison Mission Energy 144A sr. notes 7.2s, 2019	1,020,000	1,004,700
Edison Mission Energy 144A sr. notes 7s, 2017 (S)	710,000	699,350
El Paso Natural Gas Co. debs. 8 5/8s, 2022	360,000	418,007
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	1,240,000	1,209,000
Mirant Americas Generation, Inc. sr. notes 8.3s, 2011	1,125,000	1,141,875
Mirant North America, LLC company guaranty 7 3/8s, 2013	1,665,000	1,689,975
NRG Energy, Inc. company guaranty 7 3/8s, 2017	685,000	687,569
NRG Energy, Inc. sr. notes 7 3/8s, 2016	3,455,000	3,463,638
Orion Power Holdings, Inc. sr. notes 12s, 2010	1,240,000	1,357,800
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	995,000	1,015,208
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	275,000	280,225
Sierra Pacific Resources sr. notes 8 5/8s, 2014	1,210,000	1,280,812
Teco Energy, Inc. notes 7.2s, 2011	335,000	349,497
Teco Energy, Inc. notes 7s, 2012	525,000	544,607
Teco Energy, Inc. sr. notes 6 3/4s, 2015	85,000	86,994
Tennessee Gas Pipeline Co. debs. 7s, 2028	140,000	142,505

Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	500,000	539,457
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	1,250,000	1,323,438
Utilicorp United, Inc. sr. notes 9.95s, 2011	38,000	41,392
Williams Cos., Inc. (The) notes 7 3/4s, 2031	695,000	730,619
Williams Cos., Inc. (The) notes 7 5/8s, 2019	550,000	589,188
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	435,000	437,175
Williams Partners LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017	520,000	530,400
		26,568,147

Total corporate bonds and notes (cost $438,094,284)		$432,549,770

SENIOR LOANS (6.6%)(a)(c)

	Principal amount	Value

Automotive (0.1%)
Dana Corp. bank term loan FRN 7.98s, 2008	$300,000	$297,625
United Components, Inc. bank term loan FRN Ser. D,
7.8s, 2012	195,000	190,125
		487,750

Basic Materials (0.4%)
Domtar Corp. bank term loan FRN 7.185s, 2014 (Canada)	1,340,000	1,304,155
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.424s, 2013	810,000	792,320
Huntsman International, LLC bank term loan FRN Ser. B,
7.07s, 2012	290,000	287,825
		2,384,300

Broadcasting (0.2%)
Univision Communications, Inc. bank term loan FRN Ser.
B, 7.61s, 2014	1,174,497	1,115,772
Univision Communications, Inc. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (U)	75,503	71,728
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7 7/8s, 2012	79,637	74,062
		1,261,562

Cable Television (0.1%)
Cablevision Systems Corp. bank term loan FRN 7.569s,
2013	665,000	655,080

Capital Goods (0.2%)
Wesco Aircraft Hardware Corp. bank term loan FRN
10.95s, 2014	850,000	843,625
Wesco Aircraft Hardware Corp. bank term loan FRN
7.45s, 2013	243,125	238,262
		1,081,887

Communication Services (0.2%)
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 7.45s, 2014	793,013	767,075
Leap Wireless International, Inc. bank term loan FRN
Ser. B, 7.198s, 2013	148,125	146,027
		913,102

Consumer Cyclicals (2.0%)
Adesa, Inc. bank term loan FRN 7.45s, 2013	448,875	431,882
Claire's Stores, Inc. bank term loan FRN 7.948s, 2014	1,576,050	1,469,667
Federal Mogul Corp. bank term loan FRN Ser. A, 7.82s,
2008	555,000	533,633
Federal Mogul Corp. bank term loan FRN Ser. B, 8.07s,
2008	1,285,000	1,235,849
GateHouse Media, Inc. bank term loan FRN 7.51s, 2014	619,022	566,405
GateHouse Media, Inc. bank term loan FRN 7.372s, 2014	230,978	211,345
Golden Nugget, Inc. bank term loan FRN Ser. B, 7.46s,
2014	181,364	176,149
Golden Nugget, Inc. bank term loan FRN Ser. DD,
7 1/2s, 2014 (U)	103,636	100,657
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.1s, 2010	2,320,000	2,244,117
Isle of Capri Casinos, Inc. bank term loan FRN 6.886s,
2014	360,784	345,992
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
7.11s, 2014 (U)	108,235	103,798
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
6.886s, 2014	143,953	138,051
Landsource, Inc. bank term loan FRN 8.252s, 2013	345,000	303,415
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.448s, 2013	183,755	180,687
Oshkosh Truck Corp. bank term loan FRN Ser. B, 7.45s,
2013	643,484	633,429
Tribune Co. bank term loan FRN Ser. B, 8.359s, 2014	2,264,325	2,053,616
Trump Hotel & Casino Resort, Inc. bank term loan FRN
7.862s, 2012	148,485	145,886
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.9s, 2012	148,485	145,886
		11,020,464

Consumer Staples (0.6%)
Charter Communications, Inc. bank term loan FRN 7.36s,
2014	161,617	155,888
Citadel Communications bank term loan FRN Ser. B,
6.794s, 2014	570,000	542,391
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.32s, 2015	1,234,679	1,185,733
National Cinimedia, Inc. bank term loan FRN 7.46s, 2015	225,000	215,262
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 7.948s, 2014	249,375	239,660
Rental Service Corp. bank term loan FRN 8.872s, 2013	545,000	528,650
Six Flags Theme Parks bank term loan FRN 7 3/4s, 2015	583,538	556,458
		3,424,042

Energy (0.6%)
Key Energy Services, Inc. bank term loan FRN 8s, 2010	230,000	228,850
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.773s, 2012	243,144	241,928
Sandridge Energy bank term loan FRN 8.985s, 2014	495,000	490,050
Sandridge Energy bank term loan FRN 8 5/8s, 2015	2,075,000	2,043,875
		3,004,703

Financial (0.2%)
Realogy Corp. bank term loan FRN 5.32s, 2013 (R)	178,182	166,511
Realogy Corp. bank term loan FRN Ser. B, 8.36s, 2013
(R)	660,164	616,923
		783,434

Health Care (1.1%)
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.756s, 2014	1,046,670	1,026,783
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (U)	70,612	69,270
Fenwal Controls of Japan, LTD. bank term loan FRN
7.791s, 2014 (Japan)	943,897	894,932
Fenwal Controls of Japan, LTD. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (Japan)(U)	157,710	149,529
Health Management Associates, Inc. bank term loan FRN
6.947s, 2014	1,496,480	1,420,019
Healthsouth Corp. bank term loan FRN Ser. B, 7.859s,
2013	871,019	844,670
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 10.606s, 2014	1,300,000	1,228,500
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
7.129s, 2012	160,000	155,800
Surgical Care Affiliates, Inc. bank term loan FRN Ser.
B, 7.448s, 2015	325,000	308,750
		6,098,253

Media (0.1%)
Idearc, Inc. bank term loan FRN Ser. B, 7.2s, 2014	788,015	775,292

Retail (0.1%)
Michaels Stores, Inc. bank term loan FRN Ser. B,
7.638s, 2013	588,518	569,979

Technology (0.4%)
Compucom Systems, Inc. bank term loan FRN 8.86s, 2014	735,000	712,950
First Data Corp. bank term loan FRN Ser. B1, 8.11s,
2014	700,000	671,271
First Data Corp. bank term loan FRN Ser. B3, 8.11s,
2014	700,000	674,625
		2,058,846

Transportation (0.3%)
Navistar International Corp. bank term loan FRN 8.61s,
2012	1,085,000	1,061,266
United Airlines Corp. bank term loan FRN Ser. B,
7.063s, 2014	323,375	306,095
		1,367,361

Total senior loans (cost $36,797,733)		$35,886,055

CONVERTIBLE BONDS AND NOTES (2.2%)(a)

	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$607,000	$540,230
Alliant Techsystems, Inc. cv. sr. sub. notes 2 3/4s,
2024	745,000	1,066,281
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	2,170,000	2,332,750
Intel Corp. cv. sub. bonds 2.95s, 2035	1,085,000	1,122,975
International Coal Group, Inc. 144A cv. company
guaranty 9s, 2012	1,130,000	1,185,968
L-3 Communications Corp. 144A cv. bonds 3s, 2035	1,155,000	1,336,913
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	971,000	978,283
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	1,975,000	1,597,281
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	730,000	688,938

Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036			1,125,000	1,165,781

Total convertible bonds and notes (cost $11,315,311)				$12,015,400

CONVERTIBLE PREFERRED STOCKS (2.0%)(a)
			Shares	Value

Chesapeake Energy Corp. 6.25% cv. pfd.			5,141	$1,460,044
Citigroup Funding, Inc. Ser. GNW, 5.02% cv. pfd.			46,330	1,337,084
Crown Castle International Corp. $3.125 cum. cv. pfd.			17,095	1,008,605
Digital Realty Trust, Inc. $1.094 cv. pfd.			26,035	608,568
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			32,512	1,284,224
Entertainment Properties Trust Ser. C, $1.437 cum. cv.
pfd. (R)			35,780	760,325
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.			8,442	1,306,400
Interpublic Group of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd			1,723	1,683,586
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.			10,550	1,519,200

Total convertible preferred stocks (cost $10,058,125)				$10,968,036

COMMON STOCKS (1.0%)(a)
			Shares	Value

Adelphia Recovery Trust (Ser. ACC-1) (NON)			1,358,502	$108,680
Bohai Bay Litigation, LLC (Units) (F)			2,670	37,776
Cinemark Holdings, Inc.			46,200	857,472
Compass Minerals International, Inc.			1,101	37,478
Complete Production Services, Inc. (NON)			34,400	704,512
Contifinancial Corp. Liquidating Trust Units (F) (NON)			5,224,052	522
Decrane Aircraft Holdings, Inc. (F)(NON)			11,167	11
Jarden Corp. (NON) (S)			24,085	745,190
Pinnacle Entertainment , Inc. (NON)			30,275	824,388
VFB LLC (acquired 01/21/00, cost $1,601,579)
(F)(RES)(NON)			2,812,235	58,174
Williams Cos., Inc. (The) (S)			43,083	1,467,407
XCL Warranty Escrow (F)			2,670	381,066

Total common stocks (cost $10,367,776)				$5,222,676

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a) (cost $916,510)

			Principal amount	Value

Argentina (Republic of) FRB 5.389s, 2012			$981,250	$881,353

COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%)(a) (cost $139,446)

			Principal amount	Value

Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class J, 5.45s, 2040 (Canada)			$155,000	$126,246

PREFERRED STOCKS (0.0%)(a) (cost $93,244)
			Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)			8,000	$56,000

WARRANTS (0.0%)(a)(NON)
	Expiration	Strike
	date	Price	Warrants	Value

Dayton Superior Corp. 144A (F)	6/15/09	$.01	1,950	$20,536
Decrane Aircraft Holdings Co. Class B	6/30/10	116	1	1
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR .001	432	12,096

Total warrants (cost $58,313)				$32,633

SHORT-TERM INVESTMENTS (7.2%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)			4,554,237	$4,546,905
Putnam Prime Money Market Fund (e)			$34,755,495	34,755,495

Total short-term investments (cost $39,302,400)				$39,302,400

TOTAL INVESTMENTS

Total investments (cost $547,143,142)(b)				$537,040,569

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/07 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$2,788,829	$2,670,179	12/19/07	$118,650

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/07 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$10,155,732	$9,677,608	12/19/07	$(478,124)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc.
$100,640,000	9/14/09	3 month USD-LIBOR-BBA	4.715%	$(33,877)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Nalco, Co.
7.75%,11/15/11	$--	$300,000	9/20/12	350 bp	$8,352

Bear, Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--	190,000	6/20/12	230 bp	(9,803)

Citibank, N.A.
First Data Corp., 4.7%,
8/1/13	--	700,000	12/20/12	(505 bp)	2,407

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	835,000	9/20/12	495 bp	(1,651)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--	380,000	6/20/09	(165 bp)	(8,723)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	535,000	6/20/17	297 bp	(35,579)

Nalco, Co. 7.75%,
11/15/11	--	305,000	9/20/12	320bp	4,690

Deutsche Bank AG
Nalco, Co. 7.75%,
11/15/11	--	285,000	12/20/12	363 bp	9,409

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	833,000	(a)	2.461%	51,334

General Motors Corp.,
7 1/8%, 7/15/13	--	1,210,000	9/20/08	620 bp	38,798

General Motors Corp.,
7 1/8%, 7/15/13	--	255,000	9/20/08	620 bp	8,176

JPMorgan Chase Bank, N.A.
First Data Corp., 4.7%,
8/1/13	--	700,000	12/20/12	(507 bp)	1,846

General Motors Corp.,
7 1/8%, 7/15/13	--	205,000	9/20/08	500 bp	4,163

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 8
Index	(16,613)	2,215,000	6/20/12	(275 bp)	40,467

DJ CDX NA HY Series 8
Index 35-60% tranche	--	8,260,000	6/20/12	340 bp	759,372

Nalco, Co. 7.75%,
11/15/11	--	300,000	9/20/12	340 bp	7,107

Solectron Global
Finance Ltd, 8%, 3/15/16	--	233,000	3/20/12	390 bp	27,310

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--	688,000	9/20/12	395 bp	25,165

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	850,000	9/20/08	500 bp	17,262

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	535,000	6/20/17	295 bp	(36,197)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--	125,000	6/20/09	190 bp	(2,352)

Aramark Services, Inc.,
8.5%, 2/1/15	--	595,000	12/20/12	355 bp	5,775

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	535,000	6/20/12	225 bp	(18,364)

General Motors Corp.,
7 1/8%, 7/15/13	--	210,000	9/20/08	500 bp	4,265

Jefferson Smurfit Corp,
7.5%, 6/1/13	--	415,000	9/20/12	445 bp	20,257

Nalco, Co. 7.75%,
11/15/11	--	305,000	9/20/12	330 bp	5,956

Oshkosh Truck Corp, T/L
B L	--	800,000	6/20/12	114 bp	(22,121)

Total					$907,321

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $542,960,273.

(b) The aggregate identified cost on a tax basis is $549,317,866, resulting in gross unrealized appreciation and depreciation of $8,440,087 and $20,717,384, respectively, or net unrealized depreciation of $12,277,297.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2007 was $58,174 or less thatn 0.01% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(FWC) Forward commitments.

At September 30, 2007, liquid assets totaling $13,533,057 have been designated as collateral for open forward commitments, swap contracts, and forward contracts.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at September 30, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $4,437,396. The fund received cash collateral of $4,546,905 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,168,431 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $141,694,307 and $132,989,615, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. On September 30, 2007 fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

(U) A portion of the position represents unfunded loan commitments. As of September 30, 2007, the fund had unfunded loan commitments of $450,843, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc.	$70,612
Fenwal Controls of Japan, LTD.	92,857
Golden Nugget, Inc.	103,636
Isle of Capri Casinos, Inc.	108,235
Univision Communications, Inc.	75,503

Totals	$450,843

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2007.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Income Fund
The fund's portfolio
9/30/07 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (50.2%)(a)

		Principal amount	Value

Amresco Commercial Mortgage Funding I 144A
Ser.	97-C1, Class G, 7s, 2029	$2,144	$2,144
Ser.	97-C1, Class H, 7s, 2029	373,000	372,051
Asset Securitization Corp.
Ser.	96-MD6, Class A7, 8.146s, 2029	761,000	809,646
FRB Ser. 97-D5, Class A5, 7.174s, 2043		97,000	103,141
Banc of America Commercial Mortgage, Inc.
Ser.	06-4, Class A4, 5.634s, 2046	1,320,000	1,318,572
Ser.	04-3, Class A5, 5.494s, 2039	1,630,000	1,638,411
Ser.	06-5, Class A4, 5.414s, 2047	1,615,000	1,591,884
FRB Ser. 05-1, Class A5, 5.119s, 2042		54,000	53,246
Ser.	07-1, Class XW, IO (Interest only), 0.465s, 2049	6,448,476	137,070
Ser.	06-1, Class XC, IO, 0.053s, 2045	17,671,962	120,478
Banc of America Commercial Mortgage, Inc. 144A
Ser.	01-PB1, Class K, 6.15s, 2035	289,000	289,024
Ser.	02-PB2, Class XC, IO, 0.186s, 2035	3,995,930	71,490
Ser.	04-4, Class XC, IO, 0.121s, 2042	12,488,658	190,486
Ser.	04-5, Class XC, IO, 0.102s, 2041	20,228,021	253,001
Ser.	05-1, Class XW, IO, 0.086s, 2042	52,022,163	185,544
Ser.	06-4, Class XC, IO, 0.069s, 2046	20,079,333	244,968
Ser.	05-4, Class XC, IO, 0.06s, 2045	33,826,435	237,264
Ser.	06-5, Class XC, IO, 0.048s, 2016	40,772,178	607,746
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.703s, 2018		143,000	142,960
FRB Ser. 04-BBA4, Class G, 6.453s, 2018		196,000	195,997
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.753s, 2022		184,000	179,747
FRB Ser. 05-MIB1, Class J, 6.803s, 2022		582,000	566,724
Ser.	03-BBA2, Class X1A, IO, zero%, 2015 (F)	2,008,580	--
Banc of America Mortgage Securities
Ser.	04-D, Class 2A, IO, 0.340s, 2034	5,071,385	13,695
IFB Ser. 06-2, Class A4, IO, 0.269s, 2046		1,048,723	13,059
Ser.	05-E, Class 2, IO, 0.305s, 2035	13,605,799	67,609
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033		788,972	786,455
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.431s, 2035		568,517	561,411
Ser.	04-2, IO, 1.72s, 2034	3,215,287	203,467
Ser.	05-1A, IO, 1.6s, 2035	2,419,674	163,328
Ser.	04-3, IO, 1.6s, 2035	1,997,442	129,522
Ser.	07-5A, IO, 1.55s, 2037	5,453,000	867,167
Ser.	07-2A, IO, 1.3s, 2037	6,352,688	822,673
Ser.	07-1, Class S, IO, 1.211s, 2037	5,816,123	663,038
Ser.	06-2A, IO, 0.879s, 2036	1,317,179	116,426
Ser.	05-3A, IO, 0.775s, 2035	7,303,065	543,416
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
7.222s, 2034		117,982	118,056
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.452s, 2032		412,000	442,615
Ser.	07-PW17, Class A3, 5.736s, 2050	5,940,000	5,980,605
Ser.	07-PW17, Class A4, 5.64s, 2050	2,898,000	2,921,546
Ser.	04-PR3I, Class X1, IO, 0.092s, 2041	3,167,249	60,726
Ser.	05-PWR9, Class X1, IO, 0.079s, 2042	25,252,331	238,076
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser.	06-BBA7, Class X1A, IO, 1.791s, 2019	12,085,303	30,503
Ser.	06-PW14, Class XW, IO, 0.691s, 2038	7,661,712	366,023
Ser.	06-PW14, Class X1, IO, 0.047s, 2038	8,240,725	141,650
Ser.	07-PW15, Class X1, IO, 0.042s, 2044	25,487,864	306,596
Ser.	05-PW10, Class X1, IO, 0.032s, 2040	12,524,368	53,974
Ser.	07-PW16, Class X, IO, 0.022s, 2040	54,949,263	60,499
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034		3,831,000	59,057
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032		247,000	258,040
Chase Commercial Mortgage Securities Corp. 144A
Ser.	98-1, Class F, 6.56s, 2030	2,005,365	2,023,991
Ser.	98-1, Class G, 6.56s, 2030	515,745	530,422
Ser.	98-1, Class H, 6.34s, 2030	779,000	674,398
Citigroup Commercial Mortgage Trust 144A
Ser.	05-C3, Class XC, IO, 0.108s, 2043	46,882,945	481,649
Ser.	06-C5, Class XC, IO, 0.054s, 2049	50,458,466	723,369
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser.	07-CD4, Class XW, IO, 0.561s, 2049	10,746,000	278,724
Ser.	06-CD2, Class X, IO, 0.129s, 2046	33,253,362	181,863
Ser.	07-CD4, Class XC, IO, 0.044s, 2049	35,932,000	338,266
Commercial Mortgage Acceptance Corp. 144A
Ser.	98-C1, Class F, 6.23s, 2031	895,470	908,187
Ser.	98-C2, Class F, 5.44s, 2030	1,176,000	1,151,906
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 6.253s, 2034		653,000	649,735
Ser.	06-CN2A, Class H, 5.756s, 2019	405,000	400,016
Ser.	06-CN2A, Class J, 5.756s, 2019	324,000	317,647

Ser.	03-LB1A, Class X1, IO, 0.425s, 2038	3,870,429	156,632
Ser.	05-C6, Class XC, IO, 0.059s, 2044	24,949,803	165,692
Ser.	05-LP5, Class XC, IO, 0.057s, 2043	24,772,879	230,313
Ser.	06-C8, Class XS, IO, 0.045s, 2046	23,804,262	303,123
Countrywide Alternative Loan Trust
IFB Ser. 07-23CB, Class A4, IO, 1.369s, 2037		12,114,779	544,219
Ser.	07-25, Class 1A3, 6 1/2s, 2037	10,673,000	10,559,599
Ser.	05-24, Class IIAX, IO, 1.691s, 2035	4,256,052	112,747
Ser.	05-24, Class 1AX, IO, 1.221s, 2035	5,255,796	103,360
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036		7,300,176	47,907
Ser.	06-OA10, Class XBI, IO, 2.349s, 2046	2,672,690	89,368
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039		1,603,000	1,629,187
Ser.	06-C5, Class AX, IO, 0.075s, 2039	15,134,976	254,812
Credit Suisse Mortgage Capital Certificates 144A
Ser.	07-C2, Class AX, IO, 0.279s, 2049	48,987,549	522,403
Ser.	06-C4, Class AX, IO, 0.065s, 2039	30,958,983	516,259
Ser.	07-C1, Class AX, IO, 0.057s, 2040	31,843,259	330,883
Ser.	06-C3, Class AX, IO, 0.034s, 2038	89,187,793	69,656
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 5.731s, 2017		286,000	274,149
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035		1,172,000	1,149,384
CS First Boston Mortgage Securities Corp.
Ser.	97-C2, Class F, 7.46s, 2035	371,000	404,838
Ser.	04-C2, Class A2, 5.416s, 2036	1,850,000	1,845,301
FRB Ser. 04-C3, Class A5, 5.113s, 2036		20,000	19,652
Ser.	04-C3, Class A3, 4.302s, 2036	42,000	41,271
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.703s, 2020		106,500	105,701
FRB Ser. 04-TF2A, Class J, 6.703s, 2016		278,000	274,525
FRB Ser. 04-TF2A, Class H, 6.453s, 2019		278,000	275,220
Ser.	01-CK1, Class AY, IO, 0.894s, 2035	27,836,000	516,488
Ser.	03-C3, Class AX, IO, 0.807s, 2038	32,309,161	1,238,237
Ser.	02-CP3, Class AX, IO, 0.410s, 2035	7,230,011	274,536
Ser.	04-C4, Class AX, IO, 0.205s, 2039	3,718,559	83,668
Ser.	05-C2, Class AX, IO, 0.132s, 2037	27,881,941	413,880
DLJ Commercial Mortgage Corp.
Ser.	00-CF1, Class A1B, 7.62s, 2033	966,994	1,016,393
Ser.	99-CG2, Class B3, 6.1s, 2032	854,000	854,755
Ser.	99-CG2, Class B4, 6.1s, 2032	1,144,000	1,120,729
Ser.	98-CF2, Class B3, 6.04s, 2031	315,455	320,038
Fannie Mae
IFB Ser. 07-75, Class JS, 11.31s, 2037		975,822	1,169,615
IFB Ser. 06-70, Class SM, 11.209s, 2036		164,053	190,322
Ser.	03-W6, Class PT1, 9.987s, 2042	184,842	203,122
IFB Ser. 07-75, Class CS, 9.581s, 2037		616,677	737,275
Ser.	02-T12, Class A4, 9 1/2s, 2042	90,593	98,688
Ser.	02-T4, Class A4, 9 1/2s, 2041	143,183	155,741
Ser.	02-T6, Class A3, 9 1/2s, 2041	184,122	199,699
Ser.	04-T3, Class PT1, 9.163s, 2044	344,582	374,664
IFB Ser. 06-62, Class PS, 9.113s, 2036		624,236	721,538
IFB Ser. 07-60, Class SB, 8.813s, 2037		337,989	369,092
IFB Ser. 06-76, Class QB, 8.813s, 2036		663,547	764,238
IFB Ser. 06-79, Class PS, 8.813s, 2036		338,529	399,215
IFB Ser. 06-48, Class TQ, 8.813s, 2036		1,208,586	1,362,207
IFB Ser. 05-37, Class SU, 8.675s, 2035		1,094,780	1,213,247
IFB Ser. 06-63, Class SP, 8.513s, 2036		722,700	820,931
IFB Ser. 06-49, Class SE, 8.475s, 2036		1,068,151	1,173,610
IFB Ser. 07-W7, Class 1A4, 8.393s, 2037		602,874	644,147
IFB Ser. 06-60, Class AK, 8.275s, 2036		505,519	551,818
IFB Ser. 06-60, Class TK, 8.075s, 2036		357,397	386,457
IFB Ser. 06-104, Class GS, 8.024s, 2036		443,187	489,814
IFB Ser. 06-104, Class ES, 7.794s, 2036		852,139	941,442
IFB Ser. 07-1, Class NK, 7.528s, 2037		1,626,666	1,803,368
Ser.	02-26, Class A2, 7 1/2s, 2048	615,628	647,103
Ser.	04-T2, Class 1A4, 7 1/2s, 2043	349,908	370,968
Ser.	03-W1, Class 2A, 7 1/2s, 2042	649,495	682,730
Ser.	02-T12, Class A3, 7 1/2s, 2042	179,521	188,831
Ser.	02-14, Class A2, 7 1/2s, 2042	369,628	381,587
Ser.	01-T10, Class A2, 7 1/2s, 2041	758,627	795,927
Ser.	02-T4, Class A3, 7 1/2s, 2041	132,113	139,321
Ser.	01-T12, Class A2, 7 1/2s, 2041	683,154	719,891
Ser.	01-T3, Class A1, 7 1/2s, 2040	123,345	129,071
Ser.	01-T1, Class A1, 7 1/2s, 2040	276,550	289,946
Ser.	99-T2, Class A1, 7 1/2s, 2039	66,446	70,505
Ser.	03-W10, Class 1A1, 7 1/2s, 2032	351,887	369,521
Ser.	02-T1, Class A3, 7 1/2s, 2031	324,727	341,528
Ser.	00-T6, Class A1, 7 1/2s, 2030	587,403	616,138
Ser.	01-T5, Class A3, 7 1/2s, 2030	76,139	79,763
Ser.	01-T4, Class A1, 7 1/2s, 2028	1,746,533	1,858,726
IFB Ser. 07-81, Class SC, 7.013s, 2037		625,197	653,843
Ser.	02-26, Class A1, 7s, 2048	492,814	512,784
Ser.	04-T3, Class 1A3, 7s, 2044	450,136	470,750
Ser.	03-W3, Class 1A2, 7s, 2042	230,280	239,865
Ser.	02-T16, Class A2, 7s, 2042	473,469	493,062
Ser.	02-14, Class A1, 7s, 2042	255,842	265,871
Ser.	02-T4, Class A2, 7s, 2041	134,328	139,307
Ser.	01-W3, Class A, 7s, 2041	161,980	169,018
Ser.	05-W4, Class 1A3, 7s, 2035	511,953	534,171
Ser.	04-W1, Class 2A2, 7s, 2033	1,461,961	1,530,241

IFB Ser.	06-104, Class CS, 6.609s, 2036		861,243	885,279
Ser. 381, Class 14, IO, 6 1/2s, 2037			911,773	229,510
Ser. 381, Class 16, IO, 6 1/2s, 2037			240,973	60,657
Ser. 381, Class 15, IO, 6 1/2s, 2037			388,198	98,869
Ser. 371, Class 2, IO, 6 1/2s, 2036			5,921,956	1,578,698
IFB Ser.	07-30,	Class FS, 6.062s, 2037	1,592,223	1,620,457
IFB Ser.	06-115, Class ES, 6.035s, 2036		656,186	697,086
IFB Ser.	05-74,	Class SK, 6.019s, 2035	1,140,074	1,170,760
IFB Ser.	05-74,	Class CP, 5.935s, 2035	622,919	650,277
IFB Ser.	05-74,	Class CS, 5.909s, 2035	710,019	726,188
IFB Ser.	05-57,	Class CD, 5.883s, 2035	547,199	566,565
IFB Ser.	06-8, Class PK, 5 7/8s, 2036		1,195,688	1,200,753
IFB Ser.	06-27,	Class SP, 5.752s, 2036	924,000	966,500
IFB Ser.	06-8, Class HP, 5.752s, 2036		1,025,841	1,061,076
IFB Ser.	06-8, Class WK, 5.752s, 2036		1,627,015	1,671,172
IFB Ser.	05-106, Class US, 5.752s, 2035		1,508,248	1,572,177
IFB Ser.	05-99,	Class SA, 5.752s, 2035	740,018	758,637
IFB Ser.	05-115, Class NQ, 5.695s, 2036		352,637	353,279
IFB Ser.	05-45,	Class DA, 5.605s, 2035	1,201,304	1,234,666
IFB Ser.	05-74,	Class DM, 5.569s, 2035	1,420,205	1,455,187
IFB Ser.	05-45,	Class DC, 5.495s, 2035	847,616	867,614
IFB Ser.	05-114, Class SP, 5.469s, 2036		434,194	426,706
IFB Ser.	06-60,	Class CS, 5.275s, 2036	326,088	313,737
IFB Ser.	05-57,	Class DC, 5.098s, 2034	941,533	962,097
IFB Ser.	05-45,	Class PC, 4.856s, 2034	459,498	465,646
IFB Ser.	05-95,	Class CP, 4.648s, 2035	112,771	113,419
IFB Ser.	05-95,	Class OP, 4.506s, 2035	429,000	408,352
IFB Ser.	05-106, Class JC, 4.213s, 2035		299,209	278,300
IFB Ser.	05-83,	Class QP, 4.053s, 2034	252,078	238,086
IFB Ser.	05-72,	Class SB, 4.047s, 2035	719,479	692,020
IFB Ser.	07-W6, Class 6A2, IO, 2.669s, 2037		919,437	73,373
IFB Ser.	06-90,	Class SE, IO, 2.669s, 2036	973,626	107,483
IFB Ser.	03-66,	Class SA, IO, 2.519s, 2033	1,231,181	104,897
Ser. 03-W12, Class 2, IO, 2.229s, 2043			2,695,360	160,460
IFB Ser.	07-W6, Class 5A2, IO, 2.159s, 2037		1,216,216	91,478
IFB Ser.	07-W4, Class 4A2, IO, 2.149s, 2037		5,802,168	411,389
IFB Ser.	07-W2, Class 3A2, IO, 2.149s, 2037		1,649,689	117,239
IFB Ser.	05-113, Class AI, IO, 2.099s, 2036		315,766	27,626
IFB Ser.	05-113, Class DI, IO, 2.099s, 2036		4,175,740	312,795
IFB Ser.	05-52,	Class DC, IO, 2.069s, 2035	742,291	75,070
IFB Ser.	06-60,	Class SI, IO, 2.019s, 2036	1,605,405	137,844
IFB Ser.	04-24,	Class CS, IO, 2.019s, 2034	1,695,229	131,165
IFB Ser.	07-W7, Class 3A2, IO, 1.999s, 2037		2,147,438	141,613
IFB Ser.	03-122, Class SA, IO, 1.969s, 2028		2,260,406	129,102
IFB Ser.	03-122, Class SJ, IO, 1.969s, 2028		2,381,926	137,972
IFB Ser.	06-60,	Class DI, IO, 1.939s, 2035	926,049	63,366
Ser. 03-W10, Class 1, IO, 1.928s, 2043			6,308,330	316,169
Ser. 03-W10, Class 3, IO, 1.933s, 2043			2,578,848	131,428
IFB Ser.	04-60,	Class SW, IO, 1.919s, 2034	3,129,126	267,113
IFB Ser.	05-65,	Class KI, IO, 1.869s, 2035	7,534,760	492,954
Ser. 03-W8, Class 12, IO, 1.637s, 2042			11,557,632	542,019
IFB Ser.	07-54,	Class CI, IO, 1.629s, 2037	1,019,408	76,090
IFB Ser.	07-39,	Class PI, IO, 1.629s, 2037	1,037,821	69,577
IFB Ser.	07-30,	Class WI, IO, 1.629s, 2037	8,807,733	559,688
IFB Ser.	07-W4, Class 3A2, IO, 1.619s, 2037		5,697,932	337,337
IFB Ser.	07-28,	Class SE, IO, 1.619s, 2037	1,090,649	76,500
IFB Ser.	07-W2, Class 2A2, IO, 1.619s, 2037		2,259,531	141,818
IFB Ser.	06-128, Class SH, IO, 1.619s, 2037		1,309,524	77,064
IFB Ser.	06-56,	Class SM, IO, 1.619s, 2036	3,164,623	209,354
IFB Ser.	06-12,	Class SD, IO, 1.619s, 2035	4,726,093	351,342
IFB Ser.	05-73,	Class SI, IO, 1.619s, 2035	680,888	41,379
IFB Ser.	05-17,	Class ES, IO, 1.619s, 2035	1,416,153	97,258
IFB Ser.	05-17,	Class SY, IO, 1.619s, 2035	655,397	44,972
IFB Ser.	07-W5, Class 2A2, IO, 1.609s, 2037		596,086	23,843
IFB Ser.	07-30,	Class IE, IO, 1.609s, 2037	2,901,776	243,501
IFB Ser.	06-123, Class CI, IO, 1.609s, 2037		2,481,143	179,347
IFB Ser.	06-123, Class UI, IO, 1.609s, 2037		1,090,357	76,240
IFB Ser.	05-82,	Class SY, IO, 1.599s, 2035	2,820,099	169,455
IFB Ser.	05-45,	Class SR, IO, 1.589s, 2035	3,834,074	229,020
IFB Ser.	07-15,	Class BI, IO, 1.569s, 2037	1,838,961	126,726
IFB Ser.	06-23,	Class SC, IO, 1.569s, 2036	1,495,441	103,768
IFB Ser.	06-16,	Class SM, IO, 1.569s, 2036	961,422	66,367
IFB Ser.	05-95,	Class CI, IO, 1.569s, 2035	1,584,275	115,323
IFB Ser.	05-84,	Class SG, IO, 1.569s, 2035	2,662,267	196,675
IFB Ser.	05-54,	Class SA, IO, 1.569s, 2035	2,731,390	158,335
IFB Ser.	05-23,	Class SG, IO, 1.569s, 2035	2,110,715	146,809
IFB Ser.	05-104, Class NI, IO, 1.569s, 2035		1,848,410	129,836
IFB Ser.	05-17,	Class SA, IO, 1.569s, 2035	1,824,700	141,922
IFB Ser.	05-17,	Class SE, IO, 1.569s, 2035	1,986,857	152,792
IFB Ser.	05-57,	Class DI, IO, 1.569s, 2035	4,231,862	265,988
IFB Ser.	05-104, Class SI, IO, 1.569s, 2033		1,967,299	124,888
IFB Ser.	05-83,	Class QI, IO, 1.559s, 2035	424,498	34,045
IFB Ser.	06-128, Class GS, IO, 1.549s, 2037		1,167,304	84,963
IFB Ser.	05-83,	Class SL, IO, 1.539s, 2035	4,645,939	292,910
IFB Ser.	07-63,	Class SB, IO, 1.519s, 2037	7,581,574	443,707
IFB Ser.	06-114, Class IS, IO, 1.519s, 2036		1,279,012	78,318
IFB Ser.	06-115, Class GI, IO, 1.509s, 2036		1,115,890	78,425
IFB Ser.	06-115, Class IE, IO, 1.509s, 2036		951,282	67,578
IFB Ser.	06-117, Class SA, IO, 1.509s, 2036		1,445,598	91,417
IFB Ser.	06-121, Class SD, IO, 1.509s, 2036		2,419,755	169,327
IFB Ser.	06-109, Class SG, IO, 1.499s, 2036		1,706,420	110,447

IFB Ser.	06-104, Class IM, IO, 1.489s, 2036		388,201	25,645
IFB Ser.	06-104, Class SY, IO, 1.489s, 2036		874,285	52,957
IFB Ser.	06-109, Class SH, IO, 1.489s, 2036		1,206,711	93,037
IFB Ser.	07-W6, Class 4A2, IO, 1.469s, 2037		4,725,849	281,884
IFB Ser.	06-128, Class SC, IO, 1.469s, 2037		4,120,897	249,500
IFB Ser.	06-44,	Class IS, IO, 1.469s, 2036	1,930,684	117,191
IFB Ser.	06-45,	Class SM, IO, 1.469s, 2036	2,089,652	118,112
IFB Ser.	06-8, Class JH, IO, 1.469s, 2036		4,416,605	317,073
IFB Ser.	05-122, Class SG, IO, 1.469s, 2035		967,125	65,979
IFB Ser.	05-95,	Class OI, IO, 1.459s, 2035	236,571	19,520
IFB Ser.	06-92,	Class JI, IO, 1.449s, 2036	930,506	60,253
IFB Ser.	06-92,	Class LI, IO, 1.449s, 2036	1,409,773	84,304
IFB Ser.	06-96,	Class ES, IO, 1.449s, 2036	1,566,825	99,291
IFB Ser.	06-99,	Class AS, IO, 1.449s, 2036	1,090,068	67,327
IFB Ser.	06-85,	Class TS, IO, 1.429s, 2036	2,389,931	142,871
IFB Ser.	06-61,	Class SE, IO, 1.419s, 2036	2,336,829	135,515
IFB Ser.	07-76,	Class SA, IO, 1.409s, 2037	1,550,356	81,730
IFB Ser.	07-W7, Class 2A2, IO, 1.399s, 2037		3,751,151	217,864
Ser. 06-116, Class ES, IO, 1.518s, 2036			819,777	49,699
IFB Ser.	07-W8, Class 2A2, IO, 1.319s, 2037		2,509,583	129,745
IFB Ser.	06-70,	Class WI, IO, 1.319s, 2036	943,901	40,411
IFB Ser.	07-30,	Class JS, IO, 1.309s, 2037	2,555,462	155,519
IFB Ser.	07-30,	Class LI, IO, 1.309s, 2037	3,848,374	245,151
IFB Ser.	07-W2, Class 1A2, IO, 1.299s, 2037		6,074,836	342,419
IFB Ser.	07-W4, Class 2A2, IO, 1.289s, 2037		6,539,829	341,953
Ser. 06-104, Class SG, IO, 1.468s, 2036			1,718,229	107,890
IFB Ser.	07-54,	Class IA, IO, 1.279s, 2037	1,332,177	83,536
IFB Ser.	07-54,	Class IB, IO, 1.279s, 2037	1,332,177	83,536
IFB Ser.	07-54,	Class IC, IO, 1.279s, 2037	1,332,177	83,536
IFB Ser.	07-54,	Class ID, IO, 1.279s, 2037	1,332,177	83,536
IFB Ser.	07-54,	Class IE, IO, 1.279s, 2037	1,332,177	83,536
IFB Ser.	07-54,	Class IF, IO, 1.279s, 2037	1,982,303	124,303
IFB Ser.	07-54,	Class UI, IO, 1.279s, 2037	1,549,188	104,023
IFB Ser.	07-15,	Class CI, IO, 1.249s, 2037	4,560,680	279,354
IFB Ser.	06-123, Class BI, IO, 1.249s, 2037		6,032,221	358,394
IFB Ser.	06-115, Class JI, IO, 1.249s, 2036		3,327,998	203,728
IFB Ser.	06-123, Class LI, IO, 1.189s, 2037		2,232,106	128,364
Ser. 06-94, Class NI, IO, 1.368s, 2036			836,704	50,482
FRB Ser. 03-W17, Class 12, IO, 1.153s, 2033			3,430,261	131,722
IFB Ser.	07-39,	Class AI, IO, 0.989s, 2037	2,399,163	124,868
IFB Ser.	07-32,	Class SD, IO, 0.979s, 2037	1,590,874	79,771
IFB Ser.	07-33,	Class SD, IO, 0.979s, 2037	4,476,612	212,814
IFB Ser.	07-30,	Class UI, IO, 0.969s, 2037	1,308,751	69,397
IFB Ser.	07-32,	Class SC, IO, 0.969s, 2037	2,113,521	104,529
IFB Ser.	07-1, Class CI, IO, 0.969s, 2037		1,539,964	78,905
IFB Ser.	05-74,	Class SE, IO, 0.969s, 2035	4,335,497	188,291
IFB Ser.	05-82,	Class SI, IO, 0.969s, 2035	5,393,725	216,086
IFB Ser.	07-W4, Class 1A2, IO, 0.959s, 2037		18,203,181	810,869
IFB Ser.	07-W5, Class 1A2, IO, 0.949s, 2037		3,006,258	90,188
IFB Ser.	07-4, Class PS, IO, 0.924s, 2037		5,777,286	267,199
IFB Ser.	05-58,	Class IK, IO, 0.869s, 2035	1,737,500	100,814
Ser. 03-T2, Class 2, IO, 0.819s, 2042			17,217,063	382,735
IFB Ser.	07-75,	Class ID, IO, 0.739s, 2037	1,253,183	60,407
Ser. 03-W6, Class 51, IO, 0.683s, 2042			4,957,350	82,541
Ser. 03-W3, Class 2IO1, IO, 0.681s, 2042			1,706,529	32,449
Ser. 06-W3, Class 1AS, IO, zero%, 2046			5,603,471	220,637
Ser. 01-T12, Class IO, 0.564s, 2041			8,870,891	109,393
Ser. 03-W2, Class 1, IO, 0.47s, 2042			9,070,772	104,008
Ser. 03-W3, Class 1, IO, 0.442s, 2042			16,344,289	219,597
Ser. 02-T1, Class IO, IO, 0.425s, 2031			7,656,897	61,476
Ser. 03-W6, Class 3, IO, 0.366s, 2042			6,655,849	67,030
Ser. 03-W6, Class 23, IO, 0.351s, 2042			7,156,235	69,458
Ser. 03-W4, Class 3A, IO, 0.342s, 2042			6,868,981	66,813
Ser. 372, Class 1, PO (Principal only), zero %, 2036			8,663,707	6,497,403
Ser. 06-56, Class XF, zero %, 2036			79,893	83,188
Ser. 04-38, Class AO, PO, zero %, 2034			1,788,289	1,265,215
Ser. 04-61, Class CO, PO, zero %, 2031			1,248,151	1,004,753
Ser. 07-31, Class TS, IO, zero %, 2009			3,848,304	35,011
Ser. 07-15, Class IM, IO, zero %, 2009			1,505,336	16,713
Ser. 07-16, Class TS, IO, zero %, 2009			6,140,868	58,946
FRB Ser. 06-115, Class SN, zero %, 2036			516,161	556,728
FRB Ser. 06-104, Class EK, zero %, 2036			146,202	146,720
FRB Ser. 05-65, Class ER, zero %, 2035			1,049,050	1,026,309
FRB Ser. 05-57, Class UL, zero %, 2035			999,007	1,008,048
FRB Ser. 05-36, Class QA, zero %, 2035			193,757	180,893
FRB Ser. 05-65, Class CU, zero %, 2034			138,285	170,359
FRB Ser. 05-81, Class DF, zero %, 2033			113,464	120,449
FRB Ser. 06-1, Class HF, zero %, 2032			113,729	111,974
IFB Ser.	06-75,	Class FY, zero %, 2036	257,797	266,820
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042			94,557	103,000
Ser. T-58, Class 4A, 7 1/2s, 2043			435,122	459,614
Ser. T-51, Class 2A, 7 1/2s, 2042			506,945	532,215
Ser. T-42, Class A5, 7 1/2s, 2042			363,677	382,151
Ser. T-60, Class 1A2, 7s, 2044			1,583,663	1,656,440
Ser. T-41, Class 2A, 7s, 2032			56,946	59,117
Ser. T-56, Class A, IO, 0.524s, 2043			4,570,528	65,413
Ser. T-56, Class 3, IO, 0.361s, 2043			4,896,237	11,261
Ser. T-56, Class 1, IO, 0.286s, 2043			6,156,995	8,620
Ser. T-56, Class 2, IO, 0.059s, 2043			5,649,922	4,520

FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027			1,826,630	1,964,268
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.950s, 2033			13,604,080	616,317
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029			1,196,000	1,288,251
Ser. 97-C2, Class G, 7 1/2s, 2029			361,000	391,737
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035			1,515,000	1,590,917
Freddie Mac
IFB Ser.	3182,	Class PS, 5.59s, 2032	1,002,630	1,122,822
IFB Ser.	3339,	Class JS, 5.444s, 2037	545,941	617,751
IFB Ser.	3339,	Class WS, 5.092s, 2037	595,891	707,191
IFB Ser.	3202,	Class PS, 4.725s, 2036	429,074	480,917
IFB Ser.	3153,	Class SX, 4.488s, 2036	371,454	405,186
IFB Ser.	3202,	Class HM, 4.487s, 2036	282,086	309,322
IFB Ser.	3349,	Class SA, 4.485s, 2037	2,059,654	2,254,785
IFB Ser.	3331,	Class SE, 4.485s, 2037	519,285	559,195
IFB Ser.	3149,	Class SU, 3.843s, 2036	453,475	437,430
IFB Ser.	3114, Class GK, 3.39s, 2036		400,812	409,745
IFB Ser.	2976,	Class KL, 3.291s, 2035	1,075,331	1,090,235
IFB Ser.	3081,	Class DC, 3.274s, 2035	594,200	609,778
IFB Ser.	2990,	Class DP, 3.181s, 2034	917,338	925,285
IFB Ser.	2979,	Class AS, 3.181s, 2034	266,751	268,154
IFB Ser.	3153,	Class UT, 2.924s, 2036	219,042	213,561
IFB Ser.	2927,	Class SI, IO, 3.409s, 2035	1,566,402	184,512
IFB Ser.	3065,	Class DC, 2.603s, 2035	940,140	889,623
IFB Ser.	2990,	Class LB, 2.243s, 2034	1,132,115	1,054,078
IFB Ser.	2990,	Class WP, 2.187s, 2035	683,934	666,087
IFB Ser.	2828,	Class GI, IO, 2.409s, 2034	1,802,971	167,768
IFB Ser.	3184,	Class SP, IO, 2.258s, 2033	1,614,095	119,604
IFB Ser.	2869,	Class SH, IO, 2.209s, 2034	869,765	56,775
IFB Ser.	2869,	Class JS, IO, 2.159s, 2034	4,143,851	265,302
IFB Ser.	3203,	Class SH, IO, 2.048s, 2036	916,369	81,851
Ser. 3236, Class ES, IO, 1.608s, 2036			1,541,739	91,610
IFB Ser.	2755,	Class SG, IO, 2.009s, 2031	1,767,429	104,809
IFB Ser.	2815,	Class PT, IO, 1.959s, 2032	1,794,646	131,699
IFB Ser.	2828,	Class TI, IO, 1.959s, 2030	849,593	58,426
IFB Ser.	3360,	Class SC, 1.285s, 2037	838,842	787,463
IFB Ser.	3297,	Class BI, IO, 1.668s, 2037	3,998,794	294,049
IFB Ser.	3284,	Class IV, IO, 1.658s, 2037	1,018,642	79,655
IFB Ser.	3287,	Class SD, IO, 1.658s, 2037	1,593,559	103,881
IFB Ser.	3281,	Class BI, IO, 1.658s, 2037	781,662	54,439
IFB Ser.	3028,	Class ES, IO, 1.659s, 2035	4,408,051	319,767
IFB Ser.	2922,	Class SE, IO, 1.658s, 2035	2,191,246	136,268
IFB Ser.	3045,	Class DI, IO, 1.639s, 2035	10,854,065	664,853
IFB Ser.	3136,	Class NS, IO, 1.609s, 2036	2,671,561	168,170
IFB Ser.	3118, Class SD, IO, 1.609s, 2036		3,516,940	203,190
IFB Ser.	3054,	Class CS, IO, 1.609s, 2035	941,794	48,963
IFB Ser.	3107,	Class DC, IO, 1.609s, 2035	4,699,785	351,726
IFB Ser.	3129,	Class SP, IO, 1.609s, 2035	1,911,460	105,101
IFB Ser.	3066,	Class SI, IO, 1.609s, 2035	3,038,485	220,413
IFB Ser.	2927,	Class ES, IO, 1.609s, 2035	1,243,100	67,799
IFB Ser.	2950,	Class SM, IO, 1.609s, 2016	2,382,283	145,528
IFB Ser.	3256,	Class S, IO, 1.598s, 2036	1,789,204	130,434
IFB Ser.	3031,	Class BI, IO, 1.598s, 2035	849,900	67,346
IFB Ser.	3244,	Class SB, IO, 1.568s, 2036	1,121,004	74,975
IFB Ser.	3244,	Class SG, IO, 1.568s, 2036	1,290,870	88,715
IFB Ser.	3326,	Class GS, IO, 1.558s, 2037	5,945,192	343,415
IFB Ser.	3236,	Class IS, IO, 1.558s, 2036	2,096,245	135,243
IFB Ser.	3147,	Class SH, IO, 1.559s, 2036	3,865,226	274,740
IFB Ser.	2962,	Class BS, IO, 1.559s, 2035	5,159,779	300,501
IFB Ser.	3114, Class TS, IO, 1.559s, 2030		5,748,002	321,761
IFB Ser.	3128,	Class JI, IO, 1.538s, 2036	2,912,191	203,413
IFB Ser.	2990,	Class LI, IO, 1.538s, 2034	1,651,826	117,919
IFB Ser.	3240,	Class S, IO, 1.528s, 2036	3,858,386	258,165
IFB Ser.	3229,	Class BI, IO, 1.528s, 2036	322,509	19,297
IFB Ser.	3153,	Class JI, IO, 1.528s, 2036	1,942,045	113,517
IFB Ser.	3065,	Class DI, IO, 1.528s, 2035	659,944	52,002
IFB Ser.	3145,	Class GI, IO, 1.509s, 2036	2,376,626	174,614
IFB Ser.	3114, Class GI, IO, 1.509s, 2036		957,189	76,161
IFB Ser.	3218,	Class AS, IO, 1.489s, 2036	1,407,695	85,207
IFB Ser.	3221,	Class SI, IO, 1.488s, 2036	1,708,337	106,441
IFB Ser.	3153,	Class UI, IO, 1.478s, 2036	894,196	69,748
IFB Ser.	3202,	Class PI, IO, 1.448s, 2036	4,625,713	289,842
IFB Ser.	3201,	Class SG, IO, 1.408s, 2036	2,151,881	133,459
IFB Ser.	3203,	Class SE, IO, 1.408s, 2036	1,916,223	117,125
IFB Ser.	3171,	Class PS, IO, 1.393s, 2036	1,758,836	110,407
IFB Ser.	3152,	Class SY, IO, 1.389s, 2036	2,073,693	142,072
IFB Ser.	3284,	Class BI, IO, 1.358s, 2037	1,270,712	74,230
IFB Ser.	3199,	Class S, IO, 1.358s, 2036	1,182,341	70,547
IFB Ser.	3284,	Class LI, IO, 1.348s, 2037	5,121,991	318,928
IFB Ser.	3281,	Class AI, IO, 1.338s, 2037	4,596,650	286,922
IFB Ser.	3311, Class IA, IO, 1.319s, 2037		1,878,707	121,353
IFB Ser.	3311, Class IB, IO, 1.319s, 2037		1,878,707	121,353
IFB Ser.	3311, Class IC, IO, 1.319s, 2037		1,878,707	121,353
IFB Ser.	3311, Class ID, IO, 1.319s, 2037		1,878,707	121,353
IFB Ser.	3311, Class IE, IO, 1.319s, 2037		2,679,963	173,109
IFB Ser.	3274,	Class JS, IO, 1.319s, 2037	3,565,185	197,225
IFB Ser.	3240,	Class GS, IO, 1.288s, 2036	2,336,811	141,249

IFB Ser.	3339, Class TI, IO, 1.048s, 2037		1,977,411	107,673
IFB Ser.	3288, Class SJ, IO, 1.038s, 2037		2,107,132	97,444
IFB Ser.	3284, Class CI, IO, 1.028s, 2037		3,513,033	183,818
IFB Ser.	3291, Class SA, IO, 1.038s, 2037		2,253,242	99,149
IFB Ser.	3016, Class SQ, IO, 1.019s, 2035		1,859,406	71,855
IFB Ser.	3284, Class WI, IO, 1.008s, 2037		5,831,451	295,747
IFB Ser.	3286, Class SA, IO, 1.008s, 2037		2,511,845	106,753
IFB Ser.	3235, Class SA, IO, 0.858s, 2036		998,467	40,480
Ser. 246, Class PO, PO, zero %, 2037			6,797,416	5,114,437
Ser. 3300, Class PO, zero %, 2037			1,032,341	789,741
Ser. 242, Class PO, zero %, 2036			18,591,535	14,002,495
Ser. 239, PO, zero %, 2036			3,376,190	2,514,059
FRB Ser. 3349, Class DO, zero %, 2037			243,153	236,107
FRB Ser. 3327, Class YF, zero %, 2037			464,271	478,662
FRB Ser. 3326, Class XF, zero %, 2037			636,291	628,134
FRB Ser. 3326, Class YF, zero %, 2037			1,519,938	1,693,203
FRB Ser. 3263, Class TA, zero %, 2037			144,905	171,761
FRB Ser. 3239, Class BF, zero %, 2036			576,246	652,238
FRB Ser. 3231, Class XB, zero %, 2036			375,366	382,650
FRB Ser. 3174, Class SF, zero %, 2036			258,834	275,898
FRB Ser. 3149, Class XF, zero %, 2036			228,120	237,734
FRB Ser. 3231, Class X, zero %, 2036			166,362	178,423
FRB Ser. 3147, Class SF, zero %, 2036			646,324	664,856
FRB Ser. 3122, Class GF, zero %, 2036			464,432	474,405
FRB Ser. 3117, Class AF, zero %, 2036			91,632	105,739
FRB Ser. 3326, Class WF, zero %, 2035			858,969	842,767
FRB Ser. 3036, Class AS, zero %, 2035			80,592	83,720
FRB Ser. 3003, Class XF, zero %, 2035			848,216	839,073
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.054s, 2043			35,200,985	254,972
Ser. 05-C3, Class XC, IO, 0.05s, 2045			93,961,240	480,800
Ser. 07-C1, Class XC, IO, 0.042s, 2019			74,004,259	524,747
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.082s, 2036			162,000	168,306
Ser. 97-C1, Class X, IO, 1.314s, 2029			2,460,627	139,946
Ser. 05-C1, Class X1, IO, 0.166s, 2043			40,766,413	528,700
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036			706,723	716,970
Ser. 06-C1, Class XC, IO, 0.056s, 2045			67,238,882	485,935
Government National Mortgage Association
IFB Ser.	07-26,	Class WS, 8.445s, 2037	1,248,834	1,684,519
IFB Ser.	07-44,	Class SP, 7.741s, 2036	600,647	693,945
IFB Ser.	06-34,	Class SA, 6.563s, 2036	160,370	176,474
IFB Ser.	07-51,	Class SP, 6.503s, 2037	101,661	109,727
Ser. 07-58, Class PS, IO, 6s, 2037 (FWC)			528,000	36,851
Ser. 07-58, Class SA, IO, 6s, 2037 (FWC)			1,026,000	52,112
Ser. 07-59, Class PS, IO, 6s, 2037 (FWC)			977,000	61,978
Ser. 07-59, Class SD, IO, 6s, 2037 (FWC)			4,900,000	241,938
Ser. 07-59, Class SP, IO, 6s, 2037 (FWC)			2,462,000	156,953
Ser. 07-57, Class QA, 6s, 2037 (FWC)			3,097,000	155,818
IFB Ser.	07-38,	Class AS, 5.66s, 2037	1,275,979	1,504,142
IFB Ser.	05-7, Class JM, 4.37s, 2034		1,102,123	1,098,452
IFB Ser.	06-62,	Class SI, IO, 1.884s, 2036	1,660,185	126,782
IFB Ser.	07-1, Class SL, IO, 1.864s, 2037		762,974	60,248
IFB Ser.	07-1, Class SM, IO, 1.854s, 2037		762,974	60,008
IFB Ser.	05-66,	Class SP, 1.658s, 2035	571,358	532,271
IFB Ser.	07-53,	Class ES, IO, 1.4s, 2037	1,440,000	63,788
IFB Ser.	07-26,	Class SG, IO, 1.354s, 2037	2,131,128	151,782
IFB Ser.	07-9, Class BI, IO, 1.324s, 2037		5,071,400	316,469
IFB Ser.	07-25,	Class SA, IO, 1.304s, 2037	1,789,633	104,078
IFB Ser.	07-25,	Class SB, IO, 1.304s, 2037	3,486,349	202,752
IFB Ser.	07-26,	Class LS, IO, 1.304s, 2037	4,430,314	308,651
IFB Ser.	07-26,	Class SA, IO, 1.304s, 2037	4,983,755	301,771
IFB Ser.	07-22,	Class S, IO, 1.304s, 2037	1,134,998	86,958
IFB Ser.	07-11, Class SA, IO, 1.304s, 2037		1,163,100	80,290
IFB Ser.	07-14,	Class SB, IO, 1.304s, 2037	1,106,153	76,088
IFB Ser.	06-69,	Class SA, IO, 1.304s, 2036	2,588,603	157,734
IFB Ser.	07-51,	Class SJ, IO, 1.254s, 2037	1,270,629	100,546
IFB Ser.	06-38,	Class SG, IO, 1.154s, 2033	5,026,554	239,561
IFB Ser.	07-51,	Class SG, IO, 1.084s, 2037	709,635	38,621
IFB Ser.	07-26,	Class SD, IO, 1.74s, 2037	2,472,607	169,140
IFB Ser.	07-26,	Class SL, IO, 1.74s, 2037	94,179	5,652
IFB Ser.	07-9, Class DI, IO, 1.014s, 2037		2,569,308	138,046
IFB Ser.	06-28,	Class GI, IO, 1.004s, 2035	1,763,676	95,127
IFB Ser.	07-48,	Class SB, IO, 1.59s, 2037	2,158,850	119,085
IFB Ser.	05-65,	Class SI, IO, 0.854s, 2035	2,027,916	107,221
IFB Ser.	07-53,	Class SG, IO, 0.797s, 2037	913,000	48,655
IFB Ser.	06-14,	Class S, IO, 0.754s, 2036	1,730,065	83,087
IFB Ser.	07-9, Class AI, IO, 1.44s, 2037		1,932,859	116,412
IFB Ser.	06-11, Class ST, IO, 0.744s, 2036		1,069,031	50,649
IFB Ser.	07-36,	Class SY, IO, 1.41s, 2037	1,535,821	86,354
IFB Ser.	07-27,	Class SD, IO, 0.704s, 2037	1,271,980	55,711
IFB Ser.	07-19,	Class SJ, IO, 0.704s, 2037	2,161,722	96,039
IFB Ser.	07-23,	Class ST, IO, 0.704s, 2037	2,570,492	104,387
IFB Ser.	07-8, Class SA, IO, 0.704s, 2037		5,493,769	274,688
IFB Ser.	07-9, Class CI, IO, 0.704s, 2037		3,344,090	146,132
IFB Ser.	07-7, Class EI, IO, 0.704s, 2037		2,197,860	96,673
IFB Ser.	07-1, Class S, IO, 0.704s, 2037		2,831,716	126,919
IFB Ser.	07-3, Class SA, IO, 0.704s, 2037		2,698,693	120,026
IFB Ser.	07-53,	Class SC, IO, 0.703s, 2037	1,679,000	71,342
IFB Ser.	07-21,	Class S, IO, 1.14s, 2037	2,639,263	129,640

IFB Ser. 07-43, Class SC, IO, 1.04s, 2037		1,747,999	78,859
FRB Ser. 07-49, Class UF, zero %, 2037		171,984	169,189
FRB Ser. 07-35, Class UF, zero %, 2037		202,945	218,043
FRB Ser. 98-2, Class EA, PO, zero %, 2028		263,118	211,441
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.857s, 2039		10,652,699	409,047
Greenwich Capital Commercial Funding Corp.
Ser.	07-GG9, Class A4, 5.444s, 2039	599,000	591,421
Ser.	05-GG5, Class XC, IO, 0.051s, 2037	76,085,174	303,152
Greenwich Capital Commercial Funding Corp. 144A
Ser.	07-GG9, Class X, IO, 0.324s, 2039	11,117,281	257,087
Ser.	05-GG3, Class XC, IO, 0.142s, 2042	37,880,308	597,799
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045		928,000	932,736
FRB Ser. 07-GG10, Class AM, 5.993s, 2045		3,330,000	3,369,284
Ser.	06-GG8, Class A4, 5.56s, 2039	1,654,000	1,653,107
Ser.	04-GG2, Class A6, 5.396s, 2038	1,775,000	1,772,959
Ser.	05-GG4, Class A4, 4.761s, 2039	42,000	39,826
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 9.003s, 2015		272,000	269,280
FRB Ser. 07-EOP, Class J, 6.648s, 2009		171,000	165,015
Ser.	98-C1, Class F, 6s, 2030	528,000	527,921
Ser.	03-C1, Class X1, IO, 0.529s, 2040	11,216,032	193,494
Ser.	05-GG4, Class XC, IO, 0.178s, 2039	43,314,745	703,865
Ser.	04-C1, Class X1, IO, 0.16s, 2028	14,081,232	83,607
Ser.	06-GG6, Class XC, IO, 0.035s, 2038	45,862,641	141,529
GSR Mortgage Loan Trust
IFB Ser. 06-7F, Class 5A2, IO, 1.969s, 2036		1,229,307	55,203
Ser.	05-AR2, Class 2A1, 4.838s, 2035	777,706	767,407
IFB Ser. 06-4F, Class 4A2, IO, 2.019s, 2036		1,068,619	54,153
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser.	97-C5, Class F, 7.561s, 2029	377,000	403,952
Ser.	07-CB20, Class A3, 5.863s, 2051	2,329,000	2,344,930
Ser.	07-CB18, Class AM, 5.466s, 2047	2,726,000	2,647,491
FRB Ser. 07-CB19, Class AM, 5.937s, 2049		3,899,000	3,868,549
FRB Ser. 07-LD12, Class AM, 6.261s, 2051		6,889,000	6,980,486
FRB Ser. 07-LD12, Class A3, 6.189s, 2051		10,769,000	10,923,858
FRB Ser. 07-LD11, Class A3, 6.007s, 2049		1,157,000	1,170,734
FRB Ser. 07-LD11, Class AM, 6.007s, 2049		1,491,000	1,484,947
Ser.	07-CB20, Class A4, 5.837s, 2051	2,795,000	2,822,503
Ser.	06-CB15, Class A4, 5.814s, 2043	1,799,000	1,826,611
Ser.	06-CB14, Class AM, 5.629s, 2044	1,878,000	1,848,403
Ser.	06-CB16, Class A4, 5.552s, 2045	1,784,000	1,772,012
FRB Ser. 04-PNC1, Class A4, 5.542s, 2041		16,000	16,024
Ser.	06-CB14, Class A4, 5.481s, 2044	1,727,000	1,714,859
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049		1,518,000	1,464,627
Ser.	05-CB12, Class A4, 4.895s, 2037	42,000	40,443
Ser.	04-C3, Class A5, 4.878s, 2042	40,000	38,636
Ser.	05-LDP2, Class AM, 4.78s, 2042	680,000	633,597
Ser.	06-LDP8, Class X, IO, 0.574s, 2045	14,131,182	556,769
Ser.	06-CB17, Class X, IO, 0.514s, 2043	17,640,948	653,244
Ser.	06-LDP9, Class X, IO, 0.642s, 2047	4,109,425	128,420
Ser.	07-LDPX, Class X, IO, 0.347s, 2049	21,995,047	494,889
Ser.	06-CB16, Class X1, IO, 0.057s, 2045	16,126,314	246,733
Ser.	06-LDP7, Class X, IO, 0.009s, 2045	99,530,839	93,310
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser.	00-C9, Class G, 6 1/4s, 2032	473,000	476,414
Ser.	06-FL2A, Class X1, IO, 0.855s, 2018	9,519,320	14,279
Ser.	03-ML1A, Class X1, IO, 0.615s, 2039	2,057,745	67,761
Ser.	05-LDP2, Class X1, IO, 0.128s, 2042	61,962,494	1,016,572
Ser.	05-LDP1, Class X1, IO, 0.097s, 2046	22,567,915	204,522
Ser.	05-CB12, Class X1, IO, 0.121s, 2037	22,276,468	212,323
Ser.	05-LDP3, Class X1, IO, 0.078s, 2042	55,634,493	417,259
Ser.	07-CB20, Class X1, IO, 0.049s, 2051	35,282,000	448,875
Ser.	05-LDP5, Class X1, IO, 0.044s, 2044	143,404,701	649,803
Ser.	06-LDP6, Class X1, IO, 0.049s, 2043	44,533,813	229,627
Ser.	06-CB14, Class X1, IO, 0.065s, 2044	18,305,509	80,087
LB Commercial Conduit Mortgage Trust 144A
Ser.	99-C1, Class F, 6.41s, 2031	314,997	318,996
Ser.	99-C1, Class G, 6.41s, 2031	337,198	351,180
Ser.	98-C4, Class G, 5.6s, 2035	260,000	262,164
Ser.	98-C4, Class H, 5.6s, 2035	441,000	418,480
LB-UBS Commercial Mortgage Trust
Ser.	01-C3, Class A2, 6.365s, 2028	14,000	14,535
Ser.	07-C6, Class AM, 6.114s, 2017	3,522,000	3,583,635
Ser.	07-C6, Class A2, 5.845s, 2012	3,355,000	3,433,507
Ser.	04-C7, Class A6, 4.786s, 2029	747,000	719,349
Ser.	07-C2, Class XW, IO, 0.730s, 2040	4,726,484	184,186
LB-UBS Commercial Mortgage Trust 144A
Ser.	03-C5, Class XCL, IO, 0.992s, 2037	11,088,152	172,746
Ser.	06-C7, Class XW, IO, 0.914s, 2038	12,525,367	562,865
Ser.	05-C3, Class XCL, IO, 0.192s, 2040	26,875,804	551,689
Ser.	05-C2, Class XCL, IO, 0.154s, 2040	70,980,431	765,101
Ser.	05-C5, Class XCL, IO, 0.143s, 2020	28,580,225	389,652
Ser.	06-C1, Class XCL, IO, 0.081s, 2041	43,065,320	453,978
Ser.	05-C7, Class XCL, IO, 0.093s, 2040	34,505,921	295,813
Ser.	07-C2, Class XCL, IO, 0.074s, 2040	40,614,971	650,047
Ser.	06-C7, Class XCL, IO, 0.071s, 2038	19,149,099	330,877
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A

FRB Ser. 04-LLFA, Class H, 6.703s, 2017	377,000	377,412
FRB Ser. 05-LLFA, 6.553s, 2018	173,000	172,568
Lehman Mortgage Trust
IFB Ser. 06-9, Class 2A2, IO, 1.489s, 2037	2,449,986	150,031
IFB Ser. 06-6, Class 5A2, IO, 1.369s, 2036	1,686,402	48,896
IFB Ser. 06-6, Class 1A2, IO, 1.369s, 2036	1,882,704	83,944
IFB Ser. 06-6, Class 1A3, IO, 1.369s, 2036	2,597,437	132,111
IFB Ser. 07-5, Class 10A2, IO, 1.209s, 2037	2,619,248	104,156
IFB Ser. 07-1, Class 2A3, IO, 1.499s, 2037	2,633,254	169,039
Ser. 06-9, Class 2A3, IO, 1.488s, 2036	3,480,825	213,292
IFB Ser. 06-5, Class 1A3, IO, 0.269s, 2036	871,370	7,640
IFB Ser. 06-9, Class 1A6, IO, 0.019s, 2037	1,822,077	14,441
IFB Ser. 07-5, Class 4A3, 9.293s, 2036	903,826	989,940
IFB Ser. 07-5, Class 8A2, IO, 2.589s, 2036	1,560,959	97,406
IFB Ser. 06-9, Class 3A2, IO, 2.099s, 2037	1,061,517	73,061
IFB Ser. 07-4, Class 3A2, IO, 2.069s, 2037	1,334,833	79,881
IFB Ser. 06-5, Class 2A2, IO, 2.019s, 2036	3,211,035	174,946
Ser. 07-1, Class 3A2, IO, 2.118s, 2037	1,663,117	124,821
IFB Ser. 07-4, Class 2A2, IO, 1.539s, 2037	5,265,599	303,987
IFB Ser. 06-7, Class 1A9, 10.133s, 2036	335,483	377,610
IFB Ser. 06-7, Class 4A2, IO, 2.619s, 2036	1,515,012	99,091
IFB Ser. 07-2, Class 2A13, IO, 1.559s, 2037	2,296,681	142,382
IFB Ser. 06-7, Class 2A4, IO, 1.419s, 2036	4,932,441	218,717
IFB Ser. 06-7, Class 2A5, IO, 1.419s, 2036	4,471,833	253,901
IFB Ser. 06-7, Class 1A3, IO, 0.219s, 2036	2,100,033	21,497
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 7.286s, 2034	89,521	88,587
Ser. 04-13, Class 3A6, 3.786s, 2034	1,066,000	1,035,299
Ser. 04-03, Class 4AX, IO, 1.417s, 2034 (F)	953,062	14,597
Ser. 05-2, Class 7AX, IO, 0.168s, 2035 (F)	2,437,043	7,240
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049	38,018,643	549,488
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 6.253s, 2022	408,862	411,108
Ser. 06-1, Class X1TM, IO, 6.166s, 2022	4,030,000	451
Ser. 06-1, Class X1A, IO, 1.474s, 2022	8,458,329	127,687
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.108s, 2030	283,000	305,278
FRB Ser. 05-A9, Class 3A1, 5.279s, 2035	1,799,886	1,780,763
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A4, 6.022s, 2050	720,000	733,213
FRB Ser. 07-C1, Class AM, 6.022s, 2050	674,000	677,883
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	41,000	39,302
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	40,000	38,230
Ser. 05-MCP1, Class XC, IO, 0.091s, 2043	28,253,557	366,413
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.236s, 2044	15,299,526	127,894
Ser. 04-KEY2, Class XC, IO, 0.246s, 2039	6,626,558	140,038
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.119s, 2049	1,129,000	1,150,661
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-1, Class X, IO, 0.134s, 2039	26,096,830	126,407
Ser. 06-3, Class XC, IO, 0.055s, 2046	21,425,269	344,947
Ser. 07-7, Class X, IO, 0.02s, 2050	77,296,000	298,918
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.069s, 2037	1,369,354	410,164
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,114,542	323,566
Ser. 05-C3, Class X, IO, 5.555s, 2044	1,182,641	332,987
Ser. 06-C4, Class X, IO, 5.476s, 2016	3,634,000	1,205,770
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.708s, 2043	5,384,861	217,288
Morgan Stanley Capital I
FRB Ser. 06-IQ11, Class A4, 5.944s, 2042	1,799,000	1,817,460
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049	709,000	704,968
Ser. 07-HQ11, Class A4, 5.447s, 2044	1,040,000	1,031,672
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,708,000	1,679,203
Ser. 04-HQ4, Class A7, 4.97s, 2040	882,000	859,888
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	256,000	256,907
Ser. 04-RR, Class F5, 6s, 2039	790,000	654,990
Ser. 04-RR, Class F6, 6s, 2039	820,000	633,379
Ser. 05-HQ5, Class X1, IO, 0.095s, 2042	9,164,741	69,094
Ser. 05-HQ6, Class X1, IO, 0.100s, 2042	31,051,088	313,696
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.353s, 2035	2,076,563	2,064,522
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.236s, 2030	470,000	476,981
Permanent Financing PLC FRB Ser. 8, Class 2C, 6.124s,
2042 (United Kingdom)	1,147,000	1,139,476
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	1,699,000	1,741,815
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	179,131
Ser. 00-C2, Class J, 6.22s, 2033	439,000	442,288
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.419s, 2036	515,194	7,808
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	1,397,975	1,335,189
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.840s, 2036	9,798,833	466,847
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	215,000	218,641

STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	336,000	312,060
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	228,000	204,443
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	150,000	137,496
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 7.209s, 2034	13,733	13,945
FRB Ser. 05-18, Class 6A1, 5.242s, 2035	898,334	893,680
Wachovia Bank Commercial Mortgage Trust
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,267,118
Ser. 06-C28, Class XC, IO, 0.564s, 2048	9,341,159	235,117
Ser. 06-C29, Class IO, 0.527s, 2048	39,950,189	1,105,022
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 9.053s, 2018	313,000	311,147
Ser. 03-C3, Class IOI, IO, 0.503s, 2035	6,979,638	211,789
Ser. 07-C31, IO, 0.435s, 2047	36,790,278	715,203
Ser. 06-C27, Class XC, IO, 0.074s, 2045	18,413,406	178,610
Ser. 06-C23, Class XC, IO, 0.059s, 2045	39,091,957	236,115
Ser. 06-C26, Class XC, IO, 0.052s, 2045	14,912,376	55,325
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class X, IO, 1.077s, 2049	6,209,698	275,313
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.938s, 2043	3,160,542	157,657
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036	73,000	67,140
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.184s, 2031 (Cayman Islands)	572,000	540,793
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.3s, 2036	1,121,785	1,108,396
Ser. 05-AR2, Class 2A1, 4.545s, 2035	574,973	563,968
Ser. 04-R, Class 2A1, 4.362s, 2034	587,619	576,234
Ser. 05-AR9, Class 1A2, 4.353s, 2035	585,759	572,909
Ser. 05-AR12, Class 2A5, 4.318s, 2035	8,480,000	8,297,150
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	18,344,000	149,195

Total collateralized mortgage obligations (cost $342,085,472)		$345,774,951

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (23.6%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.3%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from July 20, 2031 to
August 20, 2037	$42,616,464	$43,565,955
		43,565,955

U.S. Government Agency Mortgage Obligations (17.3%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2029 to
November 1, 2029	253,860	271,256
6s, September 1, 2021	66,892	67,773
5 1/2s, October 1, 2036	670,051	656,520
5 1/2s, May 1, 2016	443,142	446,512
Federal National Mortgage Association Pass-Through
Certificates
9s, January 1, 2027	81,070	88,972
7 1/2s, with due dates from June 1, 2032 to
April 1, 2033	231,464	244,125
7s, with due dates from April 1, 2032 to April 1, 2033	1,101,781	1,144,029
7s, with due dates from November 1, 2010 to
November 1, 2014	157,214	162,863
6 1/2s, with due dates from July 1, 2036 to
September 1, 2037	12,579,778	12,812,700
6 1/2s, TBA, October 1, 2037	12,700,000	12,930,188
6s, with due dates from November 1, 2035 to
September 1, 2037	15,039,193	15,071,360
6s, with due dates from June 1, 2009 to
September 1, 2021	2,182,024	2,202,987
5 1/2s, with due dates from August 1, 2022 to
August 1, 2037	15,952,218	15,810,758
5 1/2s, with due dates from March 1, 2009 to
July 1, 2022	11,740,170	11,721,190
5s, with due dates from January 1, 2036 to May 1, 2036	23,479,597	22,436,799
5s, October 1, 2020	588,336	578,041
5s, TBA, October 1, 2037	16,200,000	15,460,875
4 1/2s, with due dates from November 1, 2020 to
November 1, 2035	5,250,260	5,041,695
4 1/2s, with due dates from August 1, 2020 to
September 1, 2020	1,978,805	1,913,953
		119,062,596

Total U.S. government and agency mortgage obligations (cost $162,387,423)		$162,628,551

ASSET-BACKED SECURITIES (14.8%)(a)

	Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 05-4,
Class A2C, 5.341s, 2035	$93,000	$91,334
Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,

5.281s, 2036	418,000	399,868
Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.964s, 2035	1,166,906	1,139,369
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.546s, 2013	373,000	362,634
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	31,178	29,580
Ser. 04-6N, Class Note, 4 3/4s, 2035	27,132	25,742
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
5.915s, 2029	1,255,768	1,258,982
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 6.253s, 2012	1,178,220	1,171,839
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.631s, 2036	388,000	116,400
AMP CMBS 144A FRB Ser. 06-1A, Class A, 6.444s, 2047
(Cayman Islands)	790,000	560,853
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	635,040
Ser. 04-1A, Class E, 6.42s, 2039	495,418	485,075
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
5.291s, 2036	743,000	720,710
Asset Backed Funding Certificates FRB Ser. 05-WMC1,
Class M1, 5.571s, 2035	177,000	166,380
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.631s, 2036	61,000	13,454
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.631s, 2035	176,000	65,019
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 5.321s, 2036	206,000	200,441
FRB Ser. 06-HE4, Class A5, 5.291s, 2036	551,000	528,922
FRB Ser. 06-HE7, Class A4, 5.271s, 2036	217,000	207,513
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.196s, 2033	439,243	439,243
Banc of America Mortgage Securities FRB Ser. 03-F,
Class 2A1, 3.734s, 2033	191,379	189,136
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.783s, 2011	470,000	469,266
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	173,000	168,838
Bayview Commercial Asset Trust 144A Ser. 06-4A,
Class IO, IO, 1.14s, 2036	913,376	112,589
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 6.005s, 2039	2,465,539	2,465,531
Ser. 05-B, Class AIO, 4.46s, 2039	1,734,868	173
FRB Ser. 04-D, Class A, 5.519s, 2044	658,954	579,880
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.481s, 2038	435,799	432,662
FRB Ser. 03-SSRA, Class A, 5.831s, 2038	432,266	432,266
FRB Ser. 04-SSRA, Class A1, 5.731s, 2039	369,799	368,874
Bear Stearns Asset Backed Securities Trust IFB Ser.
07-AC5, Class A6, IO, 1.419s, 2037	5,001,817	200,073
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.131s, 2035	301,000	58,695
FRB Ser. 06-PC1, Class M9, 6.881s, 2035	178,000	42,720
FRB Ser. 03-3, Class A2, 5.721s, 2043	929,663	914,556
FRB Ser. 05-3, Class A1, 5.581s, 2035	244,093	240,126
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.381s, 2036	106,000	25,440
Capital Auto Receivables Asset Trust 144A Ser. 05-1,
Class D, 6 1/2s, 2011	582,000	577,953
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	54,790	54,131
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.833s, 2010	860,000	860,526
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	47,365	43,576
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.44s, 2010	470,000	469,780
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1, 5.551s, 2035	147,000	139,578
IFB Ser. 07-6, Class 2A5, IO, 1.519s, 2037	1,977,361	78,106
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	3,092,050	2,557,704
Ser. 02-2, Class A, IO, 8 1/2s, 2033	2,368,462	412,932
Ser. 00-5, Class A6, 7.96s, 2032	1,638,000	1,506,252
Ser. 01-4, Class A4, 7.36s, 2033	2,344,692	2,449,643
Ser. 00-6, Class A5, 7.27s, 2031	427,469	429,882
Ser. 01-1, Class A5, 6.99s, 2032	2,770,908	2,595,640
Ser. 01-3, Class A4, 6.91s, 2033	2,432,443	2,425,256
Ser. 02-1, Class A, 6.681s, 2033	2,406,384	2,456,532
Countrywide Asset Backed Certificates
FRB Ser. 04-6, Class 2A5, 5.521s, 2034	338,482	329,811
FRB Ser. 05-14, Class 3A2, 5.371s, 2036	106,000	103,421
Countrywide Asset Backed NIM Certificates 144A
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	460	184
Ser. 04-14, Class N, 5s, 2036	17,294	16,257
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.366s, 2046	4,638,011	156,533
Ser. 05-9, Class 1X, IO, 1.839s, 2035	3,906,055	72,018
Ser. 05-2, Class 2X, IO, zero%, 2035	4,572,181	97,159
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	441,478	454,722
IFB Ser. 05-R1, Class 1AS, IO, 0.621s, 2035	2,970,003	103,678

IFB Ser. 05-R2, Class 1AS, IO, 0.241s, 2035	3,083,630	105,272
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	716,000	630,724
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	165,851	99,511
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	155,000	154,666
FHLMC Structured Pass Through Securities IFB Ser.
T-56, Class 2ASI, IO, 2.969s, 2043	801,309	69,864
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.671s, 2035	286,000	260,260
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	34,506	31
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 5.281s, 2036	493,000	469,428
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.761s, 2035	782,957	776,302
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	140,994	141,083
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	480,000	473,625
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 5.461s, 2036	685,000	650,750
FRB Ser. 06-2, Class 2A3, 5.301s, 2036	1,287,000	1,248,390
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	89,553	716
Ser. 04-3, Class A, 4 1/2s, 2034	2,500	36
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.431s, 2019	513,000	513,000
Ser. 04-1A, Class B, 6.355s, 2018	53,984	54,026
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	814,000	809,916
GEBL 144A
Ser. 04-2, Class D, 8.503s, 2032	279,993	229,594
Ser. 04-2, Class C, 6.603s, 2032	209,426	178,012
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.76s, 2041 (United Kingdom)	719,815	717,622
FRB Ser. 02-2, Class 1C, 6.61s, 2043 (United Kingdom)	230,682	229,528
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	6,266,968	5,734,276
Ser. 97-6, Class A9, 7.55s, 2029	302,832	315,580
Ser. 97-4, Class A7, 7.36s, 2029	236,377	245,554
Ser. 97-6, Class A8, 7.07s, 2029	118,936	122,177
Ser. 98-4, Class A7, 6.87s, 2030	130,346	127,087
Ser. 97-7, Class A8, 6.86s, 2029	161,138	164,881
Ser. 99-3, Class A6, 6 1/2s, 2031	417,021	417,021
Ser. 99-1, Class A6, 6.37s, 2025	408,000	410,040
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,716,543	1,664,372
Ser. 99-5, Class M1A, 8.3s, 2026	197,000	182,146
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045	2,871,768	69,999
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	513,948	513,517
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 5.281s, 2036	1,916,000	1,828,744
GSAMP Trust 144A Ser. 05-NC1, Class N, 5s, 2035	700	595
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	144,903	151,254
Ser. 05-RP3, Class 1A3, 8s, 2035	468,936	487,056
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	383,806	394,134
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	414,526	430,510
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	473,684	486,720
IFB Ser. 04-4, Class 1AS, IO, 0.6s, 2034	7,195,278	312,992
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.681s, 2030 (Cayman Islands)	400,000	357,600
FRB Ser. 05-1A, Class D, 6.661s, 2030 (Cayman Islands)	180,207	164,327
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	224,241	152,484
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.856s, 2036 (Cayman Islands)	988,875	889,988
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
5.461s, 2036	345,000	326,187
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	124,834	123,612
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 7.381s, 2035	268,000	53,600
FRB Ser. 06-FRE1, Class A4, 5.421s, 2035	291,000	279,913
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	4,937,537	4,875,818
FRB Ser. 07-6, Class 2A1, 5.341s, 2037 (F)	3,945,937	3,847,382
IFB Ser. 07-3, Class 4B, IO, 1.559s, 2037	1,982,800	110,981
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.136s, 2036 (Cayman
Islands)	1,280,000	1,252,400
FRB Ser. 02-1A, Class FFL, 7.886s, 2037 (Cayman
Islands)	2,075,000	1,937,635
Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 5.391s, 2036	331,000	305,182
FRB Ser. 06-1, Class 2A3, 5.321s, 2036	587,000	569,390
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 8.381s, 2032	1,626,445	1,268,627

Ser. 02-A IO, 0.3s, 2032	54,862,156	575,153
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	43,118	41,635
FRB Ser. 02-1A, Class A1, 6.196s, 2024	478,265	477,851
Ser. 04-2A, Class D, 5.389s, 2026	43,149	42,503
Ser. 04-2A, Class C, 4.741s, 2026	42,760	42,187
MASTR Adjustable Rate Mortgages Trust Ser. 06-OA1,
Class X, IO, 2.09s, 2046	2,161,825	66,881
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	3,340	2,004
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 5.281s, 2036	174,000	167,801
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	322,894	337,585
Ser. 05-1, Class 1A4, 7 1/2s, 2034	578,595	605,070
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.933s, 2010	860,000	861,072
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.749s, 2027	2,065,129	1,941,221
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	5,153	4,363
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands) (In
default) (NON)	12,667	12,477
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands) (In
default) (NON)	5,009	4,934
Ser. 04-WM3N, Class N1, 4 1/2s, 2035 (In default) (NON)	19,485	5,581
Ser. 04-WM1N, Class N1, 4 1/2s, 2034 (In default) (NON)	7,669	307
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	216,431	208,329
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012	27,544	27,458
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 7.129s, 2039 (Cayman Islands)	500,000	505,469
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
6.048s, 2015 (Cayman Islands)	266,379	266,113
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	139,246	134,550
Ser. 04-B, Class C, 3.93s, 2012	119,426	114,610
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	687,770	650,141
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.759s, 2035	217,170	218,386
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	200,417	205,187
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 5.291s, 2036	410,000	392,944
FRB Ser. 06-2, Class A2C, 5.281s, 2036	410,000	388,753
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	620,802	558,934
Ser. 01-D, Class A3, 5.9s, 2022	65,836	52,669
Ser. 02-C, Class A1, 5.41s, 2032	1,732,795	1,596,887
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	193,491	172,698
Ser. 01-B, Class A3, 6.535s, 2023	68,211	64,341
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.8s, 2018 (Ireland)	273,000	245,700
FRB Ser. 05-A, Class D, 7s, 2012 (Ireland)	300,000	289,500
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.631s, 2035	93,000	29,760
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	108,314	107,112
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.631s, 2034	179,000	98,450
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034	8,912	8,467
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.874s,
2042 (United Kingdom)	580,000	569,038
Providian Gateway Master Trust 144A FRB Ser. 04-EA,
Class D, 6.683s, 2011	267,000	267,025
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 5.321s, 2036	707,000	688,087
FRB Ser. 07-RZ1, Class A2, 5.291s, 2037	640,000	604,604
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.881s, 2035	371,000	77,910
Ser. 04-NT12, Class Note, 4.7s, 2035	2,439	2,354
Ser. 04-NT, Class Note, 4 1/2s, 2034	70,470	3,523
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.559s, 2037	5,399,448	327,559
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.391s, 2033	606,660	545,994
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)	7,356	22
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	67,781	2,033
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)	98,270	10
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	3,808	76
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	23,121	92
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	25,734	26
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	6,120	104

Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	14,353	57
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 5.271s, 2037	602,000	583,940
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 5.341s, 2036	704,000	659,578
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands) (In
default) (NON)	64,144	--
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 5.301s, 2036	333,000	323,426
FRB Ser. 06-3, Class A3, 5.291s, 2036	1,927,000	1,861,213
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.631s, 2035	202,000	70,700
South Coast Funding 144A FRB Ser. 3A, Class A2, 6.58s,
2038 (Cayman Islands)	235,000	152,750
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	4,457,795	4,445,313
Ser. 05-9, Class AX, IO, 1.113s, 2035	9,733,776	152,090
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.855s, 2034	438,007	437,963
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 5.391s, 2036	331,000	306,999
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.631s, 2035	420,000	42,000
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015	2,136,633	2,101,913
Structured Asset Securities Corp.
Ser. 07-4, Class 1A4, IO, 1s, 2037	24,554,930	775,734
IFB Ser. 07-4, Class 1A3, IO, 1.121s, 2037	24,554,930	1,127,412
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 0.303s, 2037	5,269,502	170,066
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	2,828,674	92,495
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	718,000	613,596
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	171,598	168,944
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	389,748	65,327
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
5.451s, 2037	146,000	132,971
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012	82,478	81,595
Ser. 04-3, Class D, 4.07s, 2012	97,899	97,043
Ser. 04-4, Class D, 3.58s, 2012	47,198	46,637
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.26s, 2044 (United Kingdom)	542,509	532,582

Total asset-backed securities (cost $106,001,657)		$101,752,518

CORPORATE BONDS AND NOTES (15.2%)(a)

	Principal amount	Value

Basic Materials (0.4%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$695,000	$683,003
Georgia-Pacific Corp. debs. 9 1/2s, 2011	228,000	240,540
Georgia-Pacific Corp. notes 8 1/8s, 2011	260,000	263,900
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	190,000	183,462
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)	325,000	296,553
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015	407,000	392,755
Westvaco Corp. unsec. notes 7 1/2s, 2027	70,000	73,989
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	305,000	303,295
		2,437,497

Capital Goods (0.2%)
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017	610,000	615,555
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	240,000	235,800
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	185,000	177,600
Legrand SA debs. 8 1/2s, 2025 (France)	355,000	415,350
		1,444,305

Communication Services (1.6%)
American Tower Corp. 144A sr. notes 7s, 2017	505,000	506,894
Ameritech Capital Funding company guaranty 6 1/4s, 2009	325,000	331,500
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	494,000	625,428
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030 (S)	1,150,000	1,329,252
France Telecom notes 8 1/2s, 2031 (France)	85,000	109,251
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	245,000	245,980
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014	1,080,000	1,031,087
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	320,000	323,256
Southwestern Bell Telephone debs. 7s, 2027	425,000	434,098
Sprint Capital Corp. company guaranty 6.9s, 2019	465,000	466,839

Sprint Capital Corp. company guaranty 6 7/8s, 2028	630,000	608,012
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	140,000	147,953
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	425,000	403,464
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	145,000	140,722
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	70,000	68,142
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	295,000	316,121
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	115,000	118,324
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	140,000	141,430
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	240,000	286,854
Telus Corp. notes 8s, 2011 (Canada)	435,000	470,765
Verizon Communications, Inc. sr. unsec 5.55s, 2016	590,000	584,169
Verizon Communications, Inc. sr. unsec. bonds 5 1/2s,
2017	435,000	426,224
Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	1,010,312
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	45,661
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	483,702
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	255,000	242,793
		10,898,233

Conglomerates (--%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	285,000	287,409

Consumer Cyclicals (0.7%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	245,000	237,454
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	285,000	255,334
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	695,000	719,914
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013	175,000	180,985
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	720,000	726,695
Ford Motor Credit Corp. notes 6 3/8s, 2008	425,000	414,956
JC Penney Co., Inc. debs. 7.65s, 2016	40,000	43,536
JC Penney Co., Inc. notes 6 7/8s, 2015	380,000	394,082
JC Penney Co., Inc. sr. notes 6 3/8s, 2036	223,000	208,657
Marriott International, Inc. notes 6 3/8s, 2017	376,000	377,753
Office Depot, Inc. notes 6 1/4s, 2013	232,000	233,855
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	273,539
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec
6 1/4s, 2013	590,000	592,154
Wyndham Worldwide Corp. sr. unsec. 6s, 2016	315,000	305,065
		4,963,979

Consumer Staples (1.6%)
Campbell Soup Co. debs. 8 7/8s, 2021	345,000	438,815
Cox Communications, Inc. notes 7 1/8s, 2012	300,000	317,947
Cox Communications, Inc. 144A notes 5 7/8s, 2016	455,000	445,400
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	495,000	529,597
CVS Caremark, Corp. sr. unsec. FRN 6.302s, 2037	790,000	767,777
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	731,819	735,918
Delhaize Group 144A notes 6 1/2s, 2017 (Belgium)	230,000	238,710
Estee Lauder Cos., Inc. (The) sr. unsec. 6s, 2037	420,000	406,429
Estee Lauder Cos., Inc. (The) sr. unsec. 5.55s, 2017	115,000	113,061
General Mills, Inc. sr. unsub. 5.65s, 2012	595,000	600,297
Kroger Co. company guaranty 6 3/4s, 2012	20,000	21,031
Kroger Co. company guaranty 6.4s, 2017	505,000	514,936
News America Holdings, Inc. company guaranty 7 3/4s,
2024	420,000	459,997
News America Holdings, Inc. debs. 7 3/4s, 2045	875,000	968,688
TCI Communications, Inc. company guaranty 7 7/8s, 2026	960,000	1,057,567
TCI Communications, Inc. debs. 9.8s, 2012	670,000	775,492
TCI Communications, Inc. debs. 7 7/8s, 2013	530,000	580,033
Time Warner Cable, Inc. 144A sr. unsec. 6.55s, 2037	290,000	284,008
Time Warner Cable, Inc. 144A sr. unsec. 5.85s, 2017	170,000	165,515
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	5,000	5,789
Time Warner, Inc. debs. 9.15s, 2023	325,000	396,326
Time Warner, Inc. debs. 9 1/8s, 2013	885,000	1,014,579
Viacom, Inc. sr. notes 5 3/4s, 2011	250,000	252,419
		11,090,331

Energy (1.0%)
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	265,000	263,240
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	148,000	146,695
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	420,000	438,900
Enterprise Products Operating LP company guaranty FRB
7.034s, 2068	75,000	68,703
Enterprise Products Operating LP company guaranty FRN
8 3/8s, 2066	745,000	765,675
EOG Resources, Inc. sr. unsec 5 7/8s, 2017	260,000	259,913

Forest Oil Corp. sr. notes 8s, 2011	250,000	259,375
Hess Corp. bonds 7 7/8s, 2029	500,000	574,709
Marathon Oil Corp. unsub. notes 6s, 2017	90,000	90,361
Marathon Oil Corp. unsub. bonds 6.6s, 2037	225,000	231,107
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	90,000	90,163
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	275,100
Nexen, Inc. bonds 6.4s, 2037 (Canada)	520,000	505,313
Peabody Energy Corp. sr. notes 5 7/8s, 2016	325,000	317,688
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	600,000	625,406
Sunoco, Inc. notes 4 7/8s, 2014	260,000	246,698
Tesoro Corp. 144A sr. notes 6 1/2s, 2017	415,000	412,925
Valero Energy Corp. sr. unsec. notes 7 1/2s, 2032	305,000	334,568
Weatherford International, Inc. 144A company guaranty
6.8s, 2037	95,000	97,574
Weatherford International, Inc. 144A company guaranty
6.35s, 2017	115,000	116,985
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	350,000	344,584
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	195,000	188,271
		6,653,953

Financial (5.7%)
AGFC Capital Trust I company guaranty 6s, 2067	270,000	250,638
American Express Co. sr. unsec. notes 6.15s, 2017	520,000	524,759
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	845,000	797,296
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	725,000	742,889
Amvescap PLC company guaranty 5 5/8s, 2012 (United
Kingdom)	215,000	211,435
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	460,000	400,856
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	640,000	634,022
Block Financial Corp. notes 5 1/8s, 2014	335,000	305,905
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 7.358s, 2012 (Cayman Islands)	905,000	895,995
Brandywine Operating Partnership LP sr. unsec. 5.7s,
2017 (R)	345,000	322,507
Camden Property Trust notes 5.7s, 2017 (R)	320,000	301,221
Capital One Capital III company guaranty 7.686s, 2036	720,000	707,439
Chubb Corp. (The) sr. notes 6s, 2037	270,000	259,490
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	1,360,000	1,129,194
CIT Group, Inc. sr. notes 5.4s, 2013	60,000	56,269
CIT Group, Inc. sr. notes 5s, 2014	645,000	582,401
Citigroup, Inc. sub. notes 5s, 2014	80,000	77,113
CNA Financial Corp. unsec. notes 6 1/2s, 2016	305,000	309,493
CNA Financial Corp. unsec. notes 6s, 2011	305,000	308,335
Colonial Properties Trust notes 6 1/4s, 2014 (R)	300,000	299,482
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	495,000	425,700
Credit Suisse Guernsey Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	576,000	544,828
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	495,000	459,904
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	160,000	155,853
Dresdner Funding Trust I 144A bonds 8.151s, 2031	575,000	623,669
Duke Realty LP sr. unsec 6 1/2s, 2018	185,000	183,008
Equity One, Inc. notes 5 3/8s, 2015 (R)	290,000	270,447
ERP Operating LP notes 5 3/4s, 2017	340,000	324,890
Fleet Capital Trust V bank guaranty FRN 6.646s, 2028	470,000	443,906
Fund American Cos., Inc. notes 5 7/8s, 2013	650,000	643,464
GATX Financial Corp. notes 5.8s, 2016	235,000	227,721
General Electric Capital Corp. sr. unsec 5 5/8s, 2017	1,425,000	1,424,610
General Motors Acceptance Corp. bonds 8s, 2031	380,000	372,811
General Motors Acceptance Corp. notes 7s, 2012	380,000	361,176
GMAC LLC unsub. notes FRN 6.808s, 2009	1,110,000	1,068,991
Goldman Sachs Group, Inc (The) sub. notes 6 3/4s, 2037	645,000	648,246
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	160,000	159,362
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	410,000	388,530
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	325,000	335,758
Hospitality Properties Trust sr. unsec. 6.7s, 2018 (R)	220,000	218,722
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	220,000	215,644
HRPT Properties Trust notes 6 1/4s, 2016 (R)	245,000	236,772
HSBC Finance Capital Trust IX FRN 5.911s, 2035	1,400,000	1,328,846
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	1,055,000	1,061,891
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	1,060,000	1,021,752
iStar Financial, Inc. sr. unsec. notes 5 7/8s, 2016 (R)	705,000	630,957
JPMorgan Chase Bank NA sub. notes 6s, 2017	405,000	408,799
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	337,000	331,278
JPMorgan Chase Capital XXV bonds 6.8s, 2037	365,000	365,556
Kimco Realty Corp. sr. sub. notes 5.7s, 2017 (R)	240,000	231,996
Lehman Brothers Holdings, Inc. sr. unsec 6.2s, 2014	675,000	677,674
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	65,000	62,468
Liberty Mutual Insurance 144A notes 7.697s, 2097	900,000	872,438
Lincoln National Corp. FRB 7s, 2066	320,000	329,785
Loews Corp. notes 5 1/4s, 2016	210,000	201,956
MetLife, Inc. jr. sub. FRN 6.4s, 2036	630,000	599,036
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	235,000	231,397
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	270,000	281,117

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	205,000	246,964
NB Capital Trust IV company guaranty 8 1/4s, 2027	2,110,000	2,195,940
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	205,000	173,102
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	515,000	518,680
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	395,000	380,847
Prudential Holdings LLC 144A bonds 8.695s, 2023	650,000	797,953
RBS Capital Trust IV company guaranty FRN 5.998s, 2049	600,000	570,262
Regency Centers LP sr. unsec. 5 7/8s, 2017	265,000	255,740
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	285,000	279,566
Rouse Co. (The) notes 7.2s, 2012 (R)	270,000	272,353
Royal Bank of Scotland Group PLC Bond 7.64s, 2049
(United Kingdom)	300,000	300,000
Royal Bank of Scotland Group PLC FRB 7.648s, 2049
(United Kingdom)	110,000	115,090
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	153,000	149,487
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	525,000	491,468
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	295,000	288,210
Swiss Re Capital I LP 144A FRN 6.854s, 2049 (United
Kingdom)	355,000	350,991
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	295,000	285,649
UBS AG/Jersey Branch FRN 8.588s, 2008 (Jersey)	1,485,000	1,507,275
Unitrin, Inc. sr. notes 6s, 2017	300,000	291,710
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	425,000	419,539
Westfield Group sr. notes 5.7s, 2016 (Australia)	365,000	353,071
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	645,000	607,629
Willis Group North America, Inc. company guaranty
6.2s, 2017	245,000	243,095
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	865,000	807,659
		39,389,977

Health Care (0.3%)
Astrazeneca PLC. sr. unsub. 5.9s, 2017 (United Kingdom)	730,000	741,000
Bayer Corp. 144A FRB 6.2s, 2008	430,000	430,830
Hospira, Inc. sr. notes 6.05s, 2017	230,000	226,259
Hospira, Inc. sr. notes 5.55s, 2012	320,000	319,621
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	190,000	189,525
		1,907,235

Technology (0.3%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	315,000	330,112
Avnet, Inc. notes 6s, 2015	310,000	303,041
IBM Corp. sr. unsec 5.7s, 2017	740,000	745,074
Tyco Electronics Group S sr. unsec. 6s, 2012
(Luxembourg)	465,000	468,446
Xerox Corp. sr. notes 6.4s, 2016	445,000	450,504
		2,297,177

Transportation (0.5%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	40,000	38,900
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	215,000	226,825
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	1,205,000	1,201,988
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	638,928	658,095
Southwest Airlines Co. pass-through certificates
6.15s, 2022	350,000	350,438
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	295,000	292,177
United AirLines, Inc. pass-through certificates
6.636s, 2022	290,000	284,200
		3,052,623

Utilities & Power (2.9%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	330,000	325,004
Appalachian Power Co. sr. notes 5.8s, 2035	255,000	234,016
Arizona Public Services Co. notes 6 1/2s, 2012	435,000	450,654
Atmos Energy Corp. sr. unsub. 6.35s, 2017	370,000	375,871
Beaver Valley II Funding debs. 9s, 2017	593,000	657,518
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	680,000	672,232
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	725,000	736,554
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	515,000	547,409
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	225,000	256,097
CMS Energy Corp. unsub. notes 6.55s, 2017	20,000	19,500
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	105,000	106,407
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	470,000	440,077
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	350,000	341,996
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	1,375,000	1,362,279
El Paso Natural Gas Co. 144A sr. unsec. bond 5.95s,
2017	50,000	48,832
Enbridge Energy Partners LP sr. unsec. notes 5 7/8s,

2016		310,000	304,492
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015		410,000	386,444
Florida Power Corp. 1st mtge. 6.35s, 2037		415,000	422,953
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013		230,000	236,553
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020		320,000	372,749
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008		100,000	102,000
ITC Holdings Corp. 144A notes 5 7/8s, 2016		450,000	446,778
Kansas Gas & Electric bonds 5.647s, 2021		150,000	143,255
Kinder Morgan, Inc. notes 6s, 2017		230,000	226,298
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		285,000	282,506
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036		890,000	863,999
MidAmerican Energy Holdings Co. 144A bonds 6 1/2s, 2037		215,000	217,323
National Fuel Gas Co. notes 5 1/4s, 2013		270,000	271,145
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015		185,000	180,664
Northwestern Corp. sec. notes 5 7/8s, 2014		450,000	438,711
Oncor Electric Delivery Co. debs. 7s, 2022		245,000	249,803
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033		375,000	388,800
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037		320,000	302,725
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037		205,000	204,744
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016		450,000	459,222
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012		418,565	431,017
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015		265,000	259,012
Progress Energy, Inc. sr. unsec. notes 5 5/8s, 2016		400,000	390,814
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009		390,000	402,221
Public Service Co. of New Mexico sr. notes 4.4s, 2008		270,000	267,244
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067		480,000	479,783
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037		680,000	683,565
Southern California Edison Co. notes 6.65s, 2029		515,000	538,054
Southern California Edison Co. Series 06-E 1st mtge.
5.55s, 2037		410,000	378,411
Southern Natural Gas. Co. 144A notes 5.9s, 2017		185,000	179,020
Spectra Energy Capital, LLC sr. notes 8s, 2019		325,000	364,349
Teco Energy, Inc. notes 7.2s, 2011		465,000	485,123
TEPPCO Partners LP company guaranty FRB 7s, 2067		240,000	216,132
TransAlta Corp. notes 5 3/4s, 2013 (Canada)		275,000	272,730
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)		210,000	201,546
TXU Energy Co. 144A sr. unsec. FRN 6.194s, 2008		1,025,000	1,025,949
Westar Energy, Inc. 1st mtge. 5.15s, 2017		45,000	42,682
Westar Energy, Inc. 1st mtge. 5.1s, 2020		330,000	304,300
			19,997,562

Total corporate bonds and notes (cost $106,389,250)			$104,420,281

PURCHASED OPTIONS OUTSTANDING (1.9%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate swap of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	$18,711,000	$618,024
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate swap of 5.385%
versus the three month USD-LIBOR-BBA maturing
April 16, 2019.	Apr-09/5.385	18,711,000	617,276
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2013.	Apr-08/4.965	76,000,000	1,132,400
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2013.	Apr-08/4.965	76,000,000	928,720
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	8,743,000	213,854
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	8,743,000	182,204
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	23,109,000	808,815
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	23,109,000	713,606
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.39% versus the three month USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/5.390	36,693,000	897,144
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%

versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08/5.390	36,693,000	401,788
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.34% versus the three month USD-LIBOR-BBA maturing
on February 15, 2018.	Feb-08/5.340	9,709,000	223,404
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.34%
versus the three month USD-LIBOR-BBA maturing on
February 15, 2018.	Feb-08/5.340	9,709,000	133,887
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.175% versus the three month USD-LIBOR-BBA maturing
on April 29, 2018.	Apr-08/5.175	38,000,000	743,660
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.175%
versus the three month USD-LIBOR-BBA maturing on
April 29, 2018.	Apr-08/5.175	38,000,000	922,640
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235	16,786,000	379,364
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235	16,786,000	368,788
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215	18,694,000	443,983
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215	18,694,000	400,986
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.220	8,743,000	205,810
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.220	8,743,000	189,024
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	23,109,000	817,596
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	23,109,000	705,749
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08/5.348	18,652,000	423,773
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan-08/5.348	18,652,000	236,880
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.200	9,347,000	227,506
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.200	9,347,000	195,539
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.210	3,739,000	89,549
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.210	3,739,000	79,529

Total purchased options outstanding (cost $12,439,906)			$13,301,498

MUNICIPAL BONDS AND NOTES (0.1%)(a)

	Rating(RAT)	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3	$415,000	$410,095
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3	585,000	575,927

Total municipal bonds and notes (cost $999,955)			$986,022

SHORT-TERM INVESTMENTS (0.5%)(a)
		Principal
		amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$595,960	$595,000
Interest in $100,000,000 joint tri-party repurchase
agreement dated September 28,2007 with Bank of America
Sec, LLC due October 1, 2007 with respect to various
U.S. Government obligations -- maturity value
of $1,880,799 for an effective yield of 5.10%
(collateralized by Fannie Mae securities with coupon
rates of 5.0% and due dates of October 1, 2035, valued
at $102,000,000)	1,880,000	1,880,000
U.S. Treasury Bills for an effective yield of 3.89%,
March 27, 2008 (SEG)	997,000	977,819

Total short-term investments (cost $3,452,819)		$3,452,819

TOTAL INVESTMENTS

Total investments (cost $733,756,482) (b)		$732,316,640

FUTURES CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)
						Unrealized
			Number of		Expiration	appreciation/
			contracts	Value	date	(depreciation)

Euro-Dollar	90	day (Long)	626	$149,426,200	Mar-08	$530,397
Euro-Dollar	90	day (Short)	731	174,754,688	Jun-08	(646,701)
Euro-Dollar	90	day (Short)	1,295	309,796,375	Sep-08	(1,242,083)
Euro-Dollar	90	day (Long)	332	79,177,850	Sep-09	131,747
U.S. Treasury Bond 20 yr (Long)			301	33,514,469	Dec-07	224,372
U.S. Treasury Note 2 yr (Short)			1,252	259,222,688	Dec-07	(1,238,821)
U.S. Treasury Note 5 yr (Short)			774	82,842,188	Dec-07	(465,526)
U.S. Treasury Note 10 yr (Long)			1,262	137,912,938	Dec-07	1,039,776

Total						$(1,666,839)

WRITTEN OPTIONS OUTSTANDING at 9/30/07 (premiums received $11,059,036) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 5.79% versus the three month USD-LIBOR-BBA
maturing on January 16, 2018.	$84,478,000	Jan-08/5.790	$3,976,379
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 5.79% versus the three month USD-LIBOR-BBA
maturing on January 16, 2018.	84,478,000	Jan-08/5.790	235,694
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,347,000	May-12/5.510	482,492
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,347,000	May-12/5.510	373,153
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,181,000	Mar-08/5.225	273,977
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.225% versus the three month
USD-LIBOR-BBA maturing March 5, 2018.	14,181,000	Mar-08/5.225	272,559
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	76,674,000	Jun-08/5.950	474,612
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	76,674,000	Jun-08/5.950	4,461,660
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	54,886,000	Aug-08/5.310	1,512,658
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	54,886,000	Aug-08/5.310	1,410,570
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	4,673,500	May-12/5.515	239,428
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	4,673,500	May-12/5.515	188,679
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	1,869,500	May-12/5.520	75,739
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	1,869,500	May-12/5.520	95,849

Total			$14,073,449

TBA SALE COMMITMENTS OUTSTANDING at 9/30/07 (proceeds receivable $25,858,051) (Unaudited)
						Principal	Settlement
Agency						amount	date	Value

FNMA,	4	1/2s,	October	1,	2022	$6,400,000	10/16/07	$6,169,000
FNMA,	5s, October 1, 2037					16,200,000	10/11/07	15,460,875
FNMA,	5	1/2s,	October	1,	2037	3,554,000	10/11/07	3,482,920
FNMA,	6	1/2s,	October	1,	2037	700,000	10/11/07	712,689

Total								$25,825,484

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$29,313,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	$136,871

1,769,000	10/3/16	5.15631%	3 month USD-LIBOR-BBA	(22,359)

1,500,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	49,720

39,200,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(348,050)

8,300,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	193,989

21,000,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	(21,253)

1,240,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	36,142

22,000,000	5/20/15	3 month USD-LIBOR-BBA	4.528%	(541,139)

3,000,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	84,251

7,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	(265,289)

35,700,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(536,938)

2,752,000	9/24/09	3 month USD-LIBOR-BBA	4.7375%	4,095

23,974,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(455,451)

24,800,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	574,855

Bear Stearns Bank plc
25,900,000	4/24/12	5.027%	3 month USD-LIBOR-BBA	(497,797)

Citibank, N.A.
23,850,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(347,786)

1,590,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(53,674)

Credit Suisse First Boston International
10,570,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(154,773)

28,000,000	5/17/09	3 month USD-LIBOR-BBA	4.505%	194,561

Credit Suisse International
9,200,000	3/14/12	3 month USD-LIBOR-BBA	4.98%	43,686

1,656,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	8,994

2,609,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	8,747

1,606,000	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(10,950)

Goldman Sachs International
62,989,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(953,382)

9,190,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	45,827

7,552,000	12/20/16	3 month USD-LIBOR-BBA	5.074%	39,029

4,880,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(155,188)

1,696,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(75,022)

5,663,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(9,053)

1,655,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(41,641)

17,775,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(44,577)

14,556,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(92,435)

64,699,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	(1,030,979)

13,947,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(178,229)

13,242,100	9/21/17	5.149%	3 month USD-LIBOR-BBA	53,691

47,565,600	9/21/09	3 month USD-LIBOR-BBA	4.60%	(57,416)

2,898,000	9/14/17	5.0625%	3 month USD-LIBOR-BBA	34,638

5,940,000	9/14/14	4.906%	3 month USD-LIBOR-BBA	50,528

19,200,000	7/25/09	5.327%	3 month USD-LIBOR-BBA	(214,881)

8,500,000	10/1/17	3 month USD-LIBOR-BBA	5.253%	33,320

29,307,100	9/19/09	3 month USD-LIBOR-BBA	4.763%	27,895

JPMorgan Chase Bank, N.A.
7,220,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	176,751

14,515,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(83,203)

1,979,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(8,034)

33,800,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	891,030

4,300,000	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(10,766)

63,600,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	243,729

3,601,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	17,758

14,151,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(80,268)

9,300,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	(118,190)

1,793,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(16,324)

40,872,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	250,686

6,637,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(14,087)

27,520,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(508,287)

1,800,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	60,020

16,700,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(720,573)

5,862,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(170,343)

19,780,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(321,004)

25,100,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(985,858)

65,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	830,457

26,777,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	477,355

64,534,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(1,032,741)

35,700,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(628,130)

19,667,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(419,885)

19,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	16,842

20,825,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(53,495)

79,900,000	8/13/12	3 month USD-LIBOR-BBA	5.2%	1,080,026

12,976,000	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(107,929)

3,613,000	8/29/17	5.263%	3 month USD-LIBOR-BBA	(15,758)

3,300,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	116,911

43,180,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	(2,215,686)

29,900,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	1,621,581

13,242,100	9/21/17	5.15%	3 month USD-LIBOR-BBA	52,761

47,565,600	9/21/09	3 month USD-LIBOR-BBA	4.6125%	(46,310)

Lehman Brothers Special Financing, Inc.
92,028,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(2,122,976)

104,829,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(3,154,953)

38,030,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	(256,998)

7,828,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(197,176)

7,828,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	198,671

19,475,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	336,203

19,475,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(334,802)

34,981,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(74,603)

15,908,492	8/29/09	5.005%	3 month USD-LIBOR-BBA	(83,393)

30,083,000	8/29/09	5.001%	3 month USD-LIBOR-BBA	(160,297)

4,100,000	8/29/17	5.3187%	3 month USD-LIBOR-BBA	(36,166)

3,634,000	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(24,262)

4,088,344	8/29/12	5.075%	3 month USD-LIBOR-BBA	(34,073)

4,700,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	54,834

91,686,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	372,851

43,020,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(218,774)

56,250,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(653,561)

12,600,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(26,482)

7,118,000	4/12/12	3 month USD-LIBOR-BBA	5.087%	155,746

7,423,000	9/11/17	5.0525%	3 month USD-LIBOR-BBA	94,819

989,267	8/29/17	3 month USD-LIBOR-BBA	5.32%	8,727

7,520,000	8/24/12	5.085%	3 month USD-LIBOR-BBA	(63,484)

13,242,100	9/24/17	5.285%	3 month USD-LIBOR-BBA	(86,532)

33,300,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	(1,015,867)

19,538,100	9/19/09	3 month USD-LIBOR-BBA	4.755%	15,614

47,565,600	9/24/09	3 month USD-LIBOR-BBA	4.695%	32,338

Morgan Stanley Capital Services, Inc.
1,040,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	(473)

1,280,000	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(5,298)

Total				$(13,488,754)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$22,290,000		5/2/08	5 bp plus change	Banc of America	($252,648)
			in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

6,800,000		5/2/08	10 bp plus	Banc of America	(71,564)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
6,390,000	(F)	5/2/08	12.5 bp plus	Banc of America	(31,854)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

15,000,000	(F)	10/1/07	(7.5 bp plus	The spread	292,465
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

7,620,000	(F)	10/31/07	10 bp plus	Banc of America	(43,247)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

7,430,000	(F)	11/2/07	15 bp plus	Banc of America	(43,996)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Deutsche Bank AG
5,147,000	(F)	2/1/08	30 bp plus	The spread	98,730
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

23,355,000	(F)	2/1/08	30 bp plus	The spread	196,275
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
1,592,000		9/15/11	678 bp (1 month	Ford Credit Auto	32,455
			USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

7,990,000		5/2/08	10 bp plus	Banc of America	73,740

			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

13,750,000		1/1/08	(10 bp plus	The spread	247,251
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

JPMorgan Chase Bank, N.A.
26,229,000	(F)	3/1/08	(115 bp minus	The spread	(413,584)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

7,568,000		2/1/08	25 bp plus	The spread	98,384
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

4,655,000		10/1/07	17.5 bp plus	The spread	(93,100)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

6,072,150	(F)	8/1/08	17.5 bp minus	The spread	51,270
			change in spread	return of Lehman
			of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Lehman Brothers Special Financing, Inc.
25,200,000	(F)	4/1/08	(175 bp minus	The spread	(150,615)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

25,200,000	(F)	9/1/08	Beginning	The spread	330,485
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

22,315,000	(F)	3/1/08	(2.5 bp plus	The spread	(232,886)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

13,025,000	(F)	3/1/08	70 bp minus	The spread	196,352
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

889,000	(F)	2/1/08	(45 bp minus	The spread	(13,923)
			beginning	return of Lehman
			of period nominal	Brothers AAA

			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

10,197,000	(F)	2/1/08	57.5 bp plus	The spread	136,183
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

11,978,000	(F)	1/1/08	(5 bp plus	The spread	234,314
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

13,750,000	(F)	1/1/08	(Beginning	The spread	192,816
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

13,750,000	(F)	1/1/08	(10 bp plus	The spread	185,515
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

10,333,000	(F)	10/1/07	10 bp plus	The spread	(200,977)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

19,663,000	(F)	3/1/08	(120 bp minus	The spread	(262,348)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

29,664,000	(F)	2/1/08	30 bp plus	The spread	548,737
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

5,147,000	(F)	2/1/08	50 bp minus	The spread	83,813
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

20,830,000	(F)	12/2/07	8 bp plus	The spread	(350,465)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Morgan Stanley Capital Services Inc.
4,070,000		10/31/07	10 bp plus	Banc of America	(36,560)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA

10 yr Index
multiplied by
the modified
duration factor

23,918,000	1/31/08	110 bp minus	The spread	210,529
		change in spread	return of Lehman
		of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor

4,365,000	1/31/08	80 bp minus	Banc of America	59,684
		change in spread	Securities- CMBS
		of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

4,365,000	1/31/08	70 bp minus	The spread	46,743
		change in spread	return of Lehman
		of Lehman	Brothers AAA
		Brothers AAA	8.5+ CMBS Index
		8.5+ Commercial	adjusted by
		Mortgage Backed	modified
		Securities Index	duration factor

5,210,000	11/30/07	7.5 bp plus	The spread	(80,182)
		beginning	return of Lehman
		of period nominal	Brothers Aaa
		spread of Lehman	8.5+ CMBS Index
		Brothers AAA	adjusted by
		8.5+ Commercial	modified
		Mortgage Backed	duration factor
Securities Index

Total				$1,037,792

(F) Is valued at fair value following procedures approved by the Trustees.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$2,449	$3,561,000	10/12/52	(134 bp)	$273,562

DJ CDX NA IG Series 8
Index	(6,681)	11,520,000	6/20/17	(60 bp)	164,353

DJ CDX NA IG Series 8
Index	(93,513)	25,680,000	6/20/17	(60 bp)	287,749

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	120,000	6/20/11	(101 bp)	34

Bear, Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	20,694	4,272,710	10/12/52	(134 bp)	345,993

Citibank, N.A.
CMS Energy Corp.,
6.875%, 12/15/15	--	630,000	6/20/12	57 bp	(12,900)

Credit Suisse International
Sprint Capital Corp,
8 3/8%, 3/15/12	--	1,080,000	6/20/12	(59 bp)	1,706

Deutsche Bank AG
DJ CDX NA IG Series 8
Index 7-10% tranche	--	1,334,000	6/20/12	22 bp	(20,347)

France Telecom, 7.25%,
1/28/13	--	750,000	6/20/16	70 bp	12,715

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	3,768,000	(a)	2.461%	232,203

DJ CDX NA HY Series 8
Index	(1,000)	47,057	6/20/10	(275 bp)	(1,169)

DJ CDX NA HY Series 8
Index	563,695	37,490,000	6/20/12	35 bp	153,065

DJ CDX NA IG Series 8
Index	(9)	11,530,000	6/20/17	(60 bp)	171,173

DJ CDX NA IG Series 8
Index	(99,755)	23,700,000	6/20/17	(60 bp)	252,111

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	645,000	9/20/17	(67.8 bp)	8,168

Merrill Lynch & Co.,
5%, 1/15/15	--	645,000	9/20/12	48 bp	(3,234)

Merrill Lynch & Co.,
5%, 1/15/15	--	645,000	9/20/17	(59.8 bp)	(28)

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--	4,655,000	3/15/49	(7 bp)	29,892

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	645,000	9/20/12	63.5 bp	(7,267)

Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	645,000	9/20/17	(77 bp)	6,092

CMS Energy Corp.,
6.875%, 12/15/15	--	160,000	6/20/12	62 bp	(2,941)

DJ ABX NA CMBX BBB Index	4,360	1,058,178	10/12/52	(134 bp)	92,048

DJ CDX NA CMBX AA Index	(22,624)	714,000	3/15/49	(15 bp)	(9,296)

DJ CDX NA CMBX AAA Index	--	10,333,000	3/15/49	(7 bp)	56,413

DJ CDX NA HY Series 8
Index 35-60% tranche	--	27,699,000	6/20/12	104 bp	(387,534)

DJ CDX NA HY Series 8
Index	(60,900)	1,740,000	6/20/10	(275 bp)	(67,147)

DJ CDX NA IG Series 8
Index	99,483	6,366,000	6/20/12	35 bp	29,756

DJ CDX NA IG Series 8
Index	47,496	1,357,032	6/20/10	275 bp	52,368

DJ CDX NA IG Series 8
Index	246,262	15,998,000	6/20/12	35 bp	71,035

DJ CDX NA IG Series 8
Index 30-100% tranche	--	19,645,450	6/20/12	(3.125 bp)	53,842

DJ CDX NA IG Series 8
Index 30-100% tranche	--	16,073,550	6/20/12	(8 bp)	10,106

DJ CDX NA IG Series 8
Index 7-10% tranche	--	508,000	6/20/14	(152 bp)	(11,498)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	645,000	9/20/17	(58 bp)	(4,210)

Morgan Stanley Dean
Witter, 6.6% 4/1/12	--	645,000	9/20/12	48 bp	(1,589)

Morgan Stanley Dean
Witter, 6.6% 4/1/12	--	645,000	9/20/17	(60.5 bp)	(2,841)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	1,080	1,486,500	10/12/52	(134 bp)	114,254

DJ CDX NA HY Series 8
Index	(6,988)	430,025	6/20/10	275 bp	(5,444)

DJ CDX NA IG Series 8
Index	271,724	22,600,000	6/20/12	35 bp	24,185

DJ CDX NA IG Series 8
Index	--	11,470,000	6/20/17	(60 bp)	170,291

DJ CDX NA IG Series 8
Index 7-10% tranche	(16,418)	508,000	6/20/14	95 bp	(21,565)

Total					$2,054,104

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $689,179,505.

(b) The aggregate identified cost on a tax basis is $736,972,878, resulting in gross unrealized appreciation and depreciation of $11,804,482 and $16,460,720, respectively, or net unrealized depreciation of $4,656,238.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2007.

(FWC) Forward commitments.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $582,789. The fund received cash collateral of $595,000 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,195,987 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $373,538,886 and $452,529,874, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

At September 30, 2007, liquid assets totaling $14,473,583 have been designated as collateral for open forward commitments, swap contracts, and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at September 30, 2007.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Equity Fund
The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Australia (1.3%)
BHP Billiton, Ltd.	69,476	$2,734,090
Macquarie Bank, Ltd. (S)	123,534	9,202,676
National Australia Bank, Ltd.	17,767	625,271
QBE Insurance Group, Ltd.	40,765	1,220,323
Westfield Group	34,289	659,469
Westpac Banking Corp.	107,040	2,703,866
		17,145,695

Austria (0.8%)
Telekom Austria AG	378,150	9,901,334

Belgium (1.1%)
Delhaize Group	137,973	13,229,911
InBev NV	14,556	1,320,138
		14,550,049

Canada (0.1%)
Teck Cominco, Ltd. Class B	18,564	882,416

China (1.0%)
China Petroleum & Chemical Corp.	8,490,000	10,472,069
China Petroleum & Chemical Corp. ADR	6,300	775,593
China Shenhua Energy Co., Ltd.	194,000	1,160,462
		12,408,124

Finland (1.7%)
Nokia OYJ	562,342	21,392,139

France (8.9%)
Air France-KLM	268,822	9,884,911
Alcatel SA	64,204	659,611
Axa SA	486,699	21,792,494
BNP Paribas SA	265,675	29,091,494
France Telecom SA	21,128	708,166
Pinault-Printemps-Redoute SA	3,882	730,845
Renault SA	134,547	19,509,527
Sanofi-Aventis	4,966	420,766
Schneider Electric SA	3,646	460,940
Sodexho Alliance SA	11,783	815,438
Suez SA	47,109	2,776,179
Total SA	350,891	28,549,137
		115,399,508

Germany (10.4%)
Adidas-Salomon AG	12,176	799,201
Allianz SE	141,787	33,149,455
BASF AG	206,679	28,606,296
Beiersdorf AG	35,495	2,660,023
Commerzbank AG	18,400	745,378
Continental AG	129,997	17,989,084
DaimlerChrysler AG	11,446	1,153,713
E.On AG	5,085	940,785
Merck KGaA	27,647	3,337,428
Merck KGaA 144A	30,483	3,679,778
Praktiker Bau- und Heimwerkermaerkte AG	162,876	6,100,704
RWE AG	125,376	15,778,893
Salzgitter AG	92,184	18,117,955
Siemens AG	8,991	1,236,997
ThyssenKrupp AG	21,823	1,390,678
		135,686,368

Greece (2.7%)
Cosmote Mobile Communications SA	43,050	1,480,416
EFG Eurobank Ergasias	457,708	16,105,533
Hellenic Telecommunication Organization (OTE) SA	468,608	17,385,076
National Bank of Greece SA	9,515	606,890
		35,577,915

Hong Kong (0.7%)
BOC Hong Kong Holdings, Ltd.	529,000	1,333,689
Esprit Holdings, Ltd.	58,500	922,789
Great Eagle Holdings, Ltd. (R)	1,388,000	5,246,463
Hong Kong Exchanges and Clearing, Ltd.	36,000	1,099,091
		8,602,032

Ireland (1.6%)
Allied Irish Banks PLC	632,986	15,354,531
CRH PLC	12,798	508,582
Experian Group, Ltd.	503,780	5,326,811

		21,189,924

Israel (--%)
Teva Pharmaceutical Industries, Ltd. ADR	10,600	471,382

Italy (3.2%)
Buzzi Unicem SpA	304,500	7,925,117
Enel SpA	2,774,493	31,433,857
Saras SpA	223,107	1,362,544
UniCredito Italiano SpA	148,000	1,267,087
		41,988,605

Japan (20.7%)
Aeon Co., Ltd.	202,500	2,856,622
Aeon Co., Ltd. 144A	18,000	253,922
Astellas Pharma, Inc.	439,000	21,024,270
Chiyoda Corp.	530,000	9,513,240
Daiichi Sankyo Co., Ltd.	590,900	17,736,805
Daito Trust Construction Co., Ltd.	246,500	11,857,475
Denso Corp.	331,100	12,443,700
East Japan Railway Co.	2,713	21,406,799
Fanuc, Ltd.	6,600	672,355
Fuji Photo Film Cos., Ltd.	11,600	533,881
Fuji Television Network, Inc.	203	407,990
Japan Tobacco, Inc.	1,710	9,406,010
JFE Holdings, Inc.	19,700	1,390,134
Komatsu, Ltd.	45,200	1,510,722
Konica Corp.	44,500	753,332
Kubota Corp.	60,000	491,968
Lawson, Inc.	17,900	565,506
Matsushita Electric Industrial Co., Ltd.	746,000	13,948,110
Mitsubishi Corp.	308,400	9,705,977
Mitsubishi UFJ Financial Group, Inc. (F)	166	1,518,454
Mitsui & Co., Ltd.	35,000	850,480
Mitsui Fudosan Co., Ltd.	25,000	691,032
Mitsui O.S.K. Lines, Ltd.	870,000	14,107,149
Mizuho Financial Group, Inc.	2,544	14,435,514
NET One Systems Co., Ltd. (S)	394	435,252
Nintendo Co., Ltd.	1,300	673,822
Nippon Electric Glass Co., Ltd.	617,000	9,911,004
Nippon Mining Holdings, Inc.	70,500	706,602
Nippon Steel Corp.	96,000	688,288
Nissan Motor Co., Ltd.	59,000	588,051
Nomura Securities Co., Ltd.	39,700	661,553
NSK, Ltd.	825,000	7,234,985
NTT DoCoMo, Inc.	279	396,881
Omron Corp.	257,800	6,796,536
Onward Kashiyama Co., Ltd.	607,000	6,131,684
ORIX Corp.	48,350	10,949,732
Osaka Gas Co., Ltd.	1,523,000	5,343,562
Rohm Co., Ltd.	5,900	520,923
Sony Corp.	12,600	606,652
Sumitomo Electric Industries, Ltd.	86,300	1,373,940
Suzuki Motor Corp.	347,100	10,244,041
Terumo Corp.	179,100	9,027,534
Tokyo Gas Co., Ltd.	2,248,000	10,451,449
Toshiba Corp.	110,000	1,023,644
Toyo Suisan Kaisha, Ltd.	36,000	676,789
Toyota Industries Corp.	32,700	1,404,934
Toyota Motor Corp.	34,900	2,045,627
Trend Micro, Inc.	289,000	12,480,120
Urban Corp.	55,400	894,123
		269,349,175

Netherlands (2.6%)
Akzo Nobel NV	10,037	827,800
ING Groep NV	408,886	18,162,470
TNT NV	349,828	14,675,585
		33,665,855

Norway (4.1%)
DnB Holdings ASA	1,302,600	19,990,911
Petroleum Geo-Services ASA	98,820	2,851,617
Schibsted ASA	42,750	2,253,048
Statoil ASA	843,600	28,766,029
		53,861,605

Russia (0.8%)
Gazprom	56,486	623,041
Lukoil	69,900	5,822,670
Lukoil ADR	39,000	3,233,880
		9,679,591

Singapore (2.3%)
Chartered Semiconductor Manufacturing, Ltd. (NON)	7,795,000	5,708,025
DBS Group Holdings, Ltd.	61,000	882,913
Singapore Airlines, Ltd.	1,122,800	14,027,234
Singapore Exchange, Ltd.	1,010,000	8,727,238

StarHub, Ltd. 144A			212,560	442,994
				29,788,404

South Korea (1.3%)
Hyundai Steel Co.			12,170	1,020,875
Samsung Electronics Co., Ltd.			17,247	10,826,001
Shinhan Financial Group Co., Ltd.			86,450	5,585,423
				17,432,299

Spain (4.2%)
Banco Bilbao Vizcaya Argentaria SA			1,141,729	26,782,948
Banco Santander Central Hispano SA			71,522	1,391,006
Iberdrola SA			22,270	1,309,215
Industria de Diseno Textil (Inditex) SA			9,467	638,410
Telefonica SA			894,523	25,055,631
				55,177,210

Sweden (2.8%)
Hennes & Mauritz AB Class B			242,840	15,413,322
Swedbank AB			16,800	562,523
Telefonaktiebolaget LM Ericsson AB Class B			4,996,680	20,030,196
				36,006,041

Switzerland (11.1%)
Credit Suisse Group			205,552	13,658,703
Julius Baer Holding, Ltd. Class B			13,820	1,034,154
Nestle SA			69,605	31,293,230
Nobel Biocare Holding AG			39,184	10,618,719
Novartis AG			62,193	3,434,970
Roche Holding AG			172,386	31,282,287
Swisscom AG			38,394	14,612,691
UBS AG			294,205	15,831,886
Xstrata PLC (London Exchange)			12,118	803,984
Zurich Financial Services AG			71,700	21,526,025
				144,096,649

Taiwan (0.1%)
AU Optronics Corp.			453,859	771,564
Chunghwa Telecom Co., Ltd.			367,400	682,255
				1,453,819

United Kingdom (12.9%)
BAE Systems PLC			1,279,428	12,913,346
Barclays PLC			139,451	1,698,397
Barratt Developments PLC			551,638	8,439,011
BAT Industries PLC			23,710	849,574
BHP Billiton PLC			1,121,430	40,137,101
BP PLC			3,638,062	42,225,203
British Sky Broadcasting PLC			46,240	657,262
Britvic PLC			104,789	692,236
Centrica PLC			84,211	655,329
CSR PLC (NON)			45,680	601,188
Davis Service Group PLC			57,216	626,632
GKN PLC			136,812	990,520
GlaxoSmithKline PLC			38,481	1,020,756
HBOS PLC			1,063,498	19,890,980
Premier Foods PLC			107,372	489,702
Prudential PLC			51,750	795,381
Punch Taverns PLC			56,859	1,146,600
Reckitt Benckiser PLC			351,263	20,632,536
Rio Tinto PLC			23,753	2,053,947
Standard Chartered PLC			25,485	833,951
Travis Perkins PLC			263,439	8,318,847
Vodafone Group PLC			450,668	1,626,811
				167,295,310

United States (3.2%)
iShares MSCI EAFE Index Fund			506,100	41,798,799

Total common stocks (cost $1,117,221,067)				$1,294,800,248

WARRANTS (--%)(a)(NON) (cost $397,736)
	Expiration	Strike
	date	Price	Warrants	Value

Fuji Television Network, Inc. Structured Exercise Call Warrants 144A
(issued by Merrill Lynch International & Co.) (Japan)	11/23/07	-	197	$395,713

SHORT-TERM INVESTMENTS (0.9%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 3.90% to 4.75%
with a due date of October 1, 2007 (d)			$8,627,775	$8,624,983
Putnam Prime Money Market Fund (e)			2,603,089	2,603,089

Total short-term investments (cost $11,228,072)				$11,228,072

TOTAL INVESTMENTS

Total investments (cost $1,128,846,875)(b)	$1,306,424,033

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/07 (aggregate face value $356,356,747) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$129,948,502	$123,782,589	10/17/07	$6,165,913
British Pound	121,680,594	120,071,213	12/19/07	1,609,381
Canadian Dollar	26,781	25,177	10/17/07	1,604
Euro	54,093,149	52,538,445	12/19/07	1,554,704
Japanese Yen	34,955,429	34,728,499	11/21/07	226,930
Norwegian Krone	26,749,574	25,210,824	12/19/07	1,538,750

Total				$11,097,282

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/07 (aggregate face value $339,752,406) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Australian Dollar	$62,944	$59,003	10/17/07	$(3,941)
British Pound	35,263,139	34,606,422	12/19/07	(656,717)
Euro	55,011,769	53,318,652	12/19/07	(1,693,117)
Hong Kong Dollar	24,929,738	24,804,327	11/21/07	(125,411)
Japanese Yen	103,993,621	101,342,867	11/21/07	(2,650,754)
Norwegian Krone	20,144,520	18,863,993	12/19/07	(1,280,527)
Swedish Krona	32,895,882	31,217,430	12/19/07	(1,678,452)
Swiss Franc	78,017,659	75,539,712	12/19/07	(2,477,947)

Total				$(10,566,866)

NOTES

(a) Percentages indicated are based on net assets of $1,300,121,985.

(b) The aggregate identified cost on a tax basis is $1,137,838,430, resulting in gross unrealized appreciation and depreciation of $209,851,523 and $41,265,920, respectively, or net unrealized appreciation of $168,585,603.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $8,209,717. The fund received cash collateral of $8,624,983 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,005,011 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $269,932,864 and $285,112,060, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. On September 30, 2007 fair value pricing was also used for certain foreign securities in the portfolio.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

At September 30, 2007, liquid assets totaling $23,409,490 have been designated as collateral for open forward contracts and structured notes.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentration greater than 10% at September 30, 2007 (as a percentage of net assets):

Banking	12.1%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Growth and Income Fund

The fund's portfolio 9/30/07 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Aerospace and Defense (0.6%)
MTU Aero Engines Holding AG (Germany)	42,723	$2,603,054

Airlines (1.1%)
Singapore Airlines, Ltd. (Singapore)	416,270	5,200,496

Automotive (6.5%)
Bayerische Motoren Werke (BMW) AG (Germany)	80,498	5,195,235
DaimlerChrysler AG (Germany)	97,541	9,831,764
Denso Corp. (Japan)	128,900	4,844,437
Renault SA (France)	38,784	5,623,741
Suzuki Motor Corp. (Japan)	142,700	4,211,537

		29,706,714

Banking (17.0%)
Allied Irish Banks PLC (Ireland)	170,722	4,141,255
Banco Bilbao Vizcaya Argentaria SA (Spain)	176,364	4,137,188
Banco Santander Central Hispano SA (Spain)	491,114	9,551,503
Barclays PLC (United Kingdom)	624,878	7,610,493
BNP Paribas SA (France)	89,618	9,813,198
Commerzbank AG (Germany)	56,600	2,292,849
Daegu Bank (South Korea)	177,240	3,266,155
DnB Holdings ASA (Norway)	321,818	4,938,918
HBOS PLC (United Kingdom)	127,790	2,390,102
HSBC Holdings PLC (London Exchange) (United Kingdom)	271,287	5,018,493
KBC Groupe SA (Belgium)	37,056	5,101,400
National Bank of Canada (Canada)	82,500	4,526,122
Royal Bank of Scotland Group PLC (United Kingdom)	505,136	5,423,797
Societe Generale (France)	13,125	2,203,918
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	24,200	3,183,510
UniCredito Italiano SpA (Italy)	539,750	4,621,016
		78,219,917

Basic Materials (1.5%)
Anglo American PLC (United Kingdom)	103,951	6,992,433

Chemicals (1.4%)
BASF AG (Germany)	29,715	4,112,832
LG Chemical, Ltd. (South Korea)	21,130	2,210,252
		6,323,084

Commercial and Consumer Services (0.7%)
Sodexho Alliance SA (France)	46,261	3,201,476

Communications Equipment (2.1%)
Nokia OYJ (Finland)	165,914	6,311,560
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	887,400	3,557,321
		9,868,881

Computers (2.1%)
Mitsubishi Electric Corp. (Japan)	449,000	5,614,499
Wincor Nixdorf AG (Germany)	46,942	3,884,929
		9,499,428

Conglomerates (2.5%)
Investor AB Class B (Sweden)	174,329	4,482,823
Mitsubishi Corp. (Japan)	224,100	7,052,884
		11,535,707

Construction (1.3%)
Buzzi Unicem SpA (Italy)	118,990	3,096,912
NCC AB Class B (Sweden)	116,000	2,910,814
		6,007,726

Consumer (1.7%)
Christian Dior SA (France)	25,854	3,310,605
Matsushita Electric Industrial Co., Ltd. (Japan)	252,000	4,711,694
		8,022,299

Distribution (1.4%)
Jeronimo Martins, SGPS, SA (Portugal)	488,668	3,005,278
Samsung Corp. (South Korea)	46,780	3,433,605
		6,438,883

Electric Utilities (3.0%)
E.On AG (Germany)	29,511	5,459,885

Enel SpA (Italy)	721,285	8,171,860
		13,631,745

Electrical Equipment (0.7%)
Tognum AG 144A (Germany) (NON)	31,400	985,704
Bekaert SA (Belgium)	16,796	2,253,064
		3,238,768

Electronics (3.0%)
Chartered Semiconductor Manufacturing, Ltd.
(Singapore) (NON)	3,179,000	2,327,878
Compal Electronics, Inc. (Taiwan)	2,474,435	2,792,747
Samsung Electronics Co., Ltd. (South Korea)	8,248	5,177,298
Toshiba Corp. (Japan)	390,000	3,629,282
		13,927,205

Engineering & Construction (1.0%)
Daito Trust Construction Co., Ltd. (Japan)	92,700	4,459,180

Financial (1.6%)
ORIX Corp. (Japan)	18,230	4,128,513
Shinhan Financial Group Co., Ltd. (South Korea)	48,790	3,152,259
		7,280,772

Food (3.8%)
Nestle SA (Switzerland)	17,655	7,937,389
Orkla ASA (Norway)	364,700	6,517,455
Toyo Suisan Kaisha, Ltd. (Japan)	149,000	2,801,153
		17,255,997

Forest Products and Packaging (0.6%)
Travis Perkins PLC (United Kingdom)	81,753	2,581,587

Health Care Services (1.1%)
Suzuken Co., Ltd. (Japan)	155,900	5,246,715

Household Furniture and Appliances (0.5%)
Electrolux AB Class B (Sweden)	123,300	2,615,048

Insurance (7.3%)
Allianz SE (Germany)	49,955	11,679,357
Axa SA (France)	200,582	8,981,284
ING Groep NV (Netherlands)	123,859	5,501,742
Zurich Financial Services AG (Switzerland)	24,532	7,365,083
		33,527,466

Investment Banking/Brokerage (3.2%)
3i Group PLC (United Kingdom)	163,471	3,333,279
Credit Suisse Group (Switzerland)	105,724	7,025,243
UBS AG (Switzerland)	81,969	4,410,951
		14,769,473

Manufacturing (1.4%)
Glory, Ltd. (Japan)	138,000	4,382,269
NSK, Ltd. (Japan)	266,000	2,332,735
		6,715,004

Metals (5.2%)
Boliden AB (Sweden)	236,600	5,045,580
JFE Holdings, Inc. (Japan)	77,500	5,468,802
Salzgitter AG (Germany)	23,550	4,628,545
Teck Cominco, Ltd. Class B (Canada)	64,200	3,051,665
Voest-Alpine AG (Austria)	68,046	5,883,947
		24,078,539

Natural Gas Utilities (0.9%)
Tokyo Gas Co., Ltd. (Japan)	889,000	4,133,157

Oil & Gas (8.7%)
BP PLC (United Kingdom)	1,083,871	12,579,960
China Petroleum & Chemical Corp. (China)	5,034,000	6,209,234
Lukoil ADR (Russia)	30,300	2,512,476
Petroleo Brasileiro SA ADR (Brazil)	64,312	4,855,556
Royal Dutch Shell PLC Class B (Netherlands)	77,113	3,173,156
Statoil ASA (Norway)	126,978	4,329,840
Total SA (France)	74,518	6,062,921
		39,723,143

Pharmaceuticals (3.6%)
Daiichi Sankyo Co., Ltd. (Japan)	117,400	3,523,948
Merck KGaA (Germany)	7,825	944,601
Merck KGaA 144A (Germany)	10,459	1,262,566
Ono Pharmaceutical Co., Ltd. (Japan)	104,500	5,599,382
Roche Holding AG (Switzerland)	28,413	5,156,008

		16,486,505

Photography/Imaging (1.1%)
Fuji Photo Film Cos., Ltd. (Japan)	105,600	4,860,157

Publishing (0.5%)
Mecom Group PLC (United Kingdom) (NON)	1,284,462	2,101,585

Railroads (0.8%)
East Japan Railway Co. (Japan)	439	3,463,909

Real Estate (0.5%)
Great Eagle Holdings, Ltd. (Hong Kong) (R)	626,000	2,366,200

Retail (3.0%)
Lawson, Inc. (Japan)	93,700	2,960,216
Onward Kashiyama Co., Ltd. (Japan)	334,000	3,373,941
Pinault-Printemps-Redoute SA (France)	20,665	3,890,500
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	89,907	3,367,568
		13,592,225

Semiconductor (0.5%)
Greatek Electronics, Inc. (Taiwan)	1,527,320	2,284,911

Shipping (0.6%)
Neptune Orient Lines, Ltd. (Singapore)	831,000	2,963,856

Telecommunications (3.4%)
BCE, Inc. (Canada)	119,100	4,783,662
Koninklijke (Royal) KPN NV (Netherlands)	211,410	3,671,214
Vodafone Group PLC (United Kingdom)	1,994,826	7,200,879
		15,655,755

Telephone (0.7%)
Telefonos de Mexico SA de CV (Telmex) (Mexico)	1,848,498	3,032,210

Tobacco (0.9%)
Japan Tobacco, Inc. (Japan)	765	4,207,952

Trucks & Parts (0.7%)
GKN PLC (United Kingdom)	430,438	3,116,375

Utilities & Power (0.8%)
Tenaga Nasional Berhad (Malaysia)	1,366,900	3,784,381

Total common stocks (cost $397,904,653)		$454,719,918

SHORT-TERM INVESTMENTS (0.1%)(a) (cost $436,002)
	Shares	Value

Putnam Prime Money Market Fund (e)	436,002	$436,002

TOTAL INVESTMENTS

Total investments (cost $398,340,655) (b)		$455,155,920

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/07 (aggregate face value $76,788,770) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$25,762,213	$24,646,299	10/17/07	$1,115,914
British Pound	28,674,549	28,305,551	12/19/07	368,998
Canadian Dollar	22,325,745	20,988,538	10/17/07	1,337,207
Japanese Yen	2,899,284	2,848,382	11/21/07	50,902

Total				$2,873,021

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/07 (aggregate face value $67,874,568) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$21,646,860	$20,763,403	12/19/07	$(883,457)
Japanese Yen	20,674,177	20,190,523	11/21/07	(483,654)
Norwegian Krone	10,973,270	10,227,227	12/19/07	(746,043)
Swedish Krona	7,842,330	7,391,085	12/19/07	(451,245)
Swiss Franc	9,622,721	9,302,330	12/19/07	(320,391)

Total				$(2,884,790)

NOTES

(a) Percentages indicated are based on net assets of $459,127,579.

(b) The aggregate identified cost on a tax basis is $397,360,118, resulting in gross unrealized appreciation and depreciation of $69,323,519 and $11,527,717, respectively, or net unrealized appreciation of $57,795,802.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $57,017 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $101,316,531 and $103,893,666, respectively.

(R) Real Estate Investment Trust.

At September 30, 2007, liquid assets totaling $8,902,433 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2007: (as a percentage of Portfolio Value)

Austria	1.3%
Belgium	1.6
Brazil	1.8
Canada	2.7
China	1.4
Finland	1.4
France	9.5
Germany	12.3
Hong Kong	0.5
Ireland	0.9
Italy	3.5
Japan	20.0
Malaysia	0.8
Mexico	0.7
Netherlands	2.7
Norway	3.5
Portugal	0.7
Russia	0.5
Singapore	2.3
South Korea	3.8
Spain	3.0
Sweden	4.1
Switzerland	7.0
Taiwan	1.1
United Kingdom	12.8
United States	0.1

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International New Opportunities Fund
The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value

Aerospace and Defense (1.2%)
CAE, Inc. (Canada)	174,900	$2,357,470
MTU Aero Engines Holding AG (Germany)	20,327	1,238,496
		3,595,966

Automotive (1.6%)
Piaggio & C. SpA (Italy)	462,299	1,880,015
Suzuki Motor Corp. (Japan)	97,500	2,877,540
		4,757,555

Banking (7.2%)
Bank of Cyprus PCL (Cyprus)	133,640	2,360,754
Barclays PLC (United Kingdom)	121,038	1,474,142
China Merchants Bank Co., Ltd. (China)	430,500	1,879,722
Dexia (Belgium)	52,013	1,576,377
Julius Baer Holding, Ltd. Class B (Switzerland)	65,652	4,912,754
Suncorp-Metway, Ltd. (Australia)	108,948	1,961,151
Swedbank AB (Sweden)	39,000	1,305,858
Toronto-Dominion Bank (Canada)	43,600	3,348,782
Westpac Banking Corp. (Australia)	117,252	2,961,824
		21,781,364

Beverage (2.6%)
Britvic PLC (United Kingdom)	225,826	1,491,806
Coca-Cola Hellenic Bottling Co., SA (Greece)	34,100	1,970,620
InBev NV (Belgium)	37,254	3,378,705
Pernod-Ricard SA (France)	4,118	899,200
		7,740,331

Biotechnology (0.4%)
Basilea Pharmaceutica AG (Switzerland) (NON)	1,869	426,562
Basilea Pharmaceutical 144A (Switzerland) (NON)	3,757	857,460
		1,284,022

Broadcasting (0.9%)
British Sky Broadcasting PLC (United Kingdom)	186,613	2,652,543

Cable Television (0.8%)
Rogers Communications Class B (Canada)	49,700	2,265,367

Chemicals (0.5%)
SGL Carbon AG (Germany) (NON)	28,100	1,611,855

Commercial and Consumer Services (3.4%)
Aggreko PLC (United Kingdom)	104,044	1,229,931
Compass Group PLC (United Kingdom)	234,479	1,448,260
De La Rue PLC (United Kingdom)	90,116	1,345,428
Experian Group, Ltd. (Ireland)	124,904	1,320,695
Melco International Development (Hong Kong)	935,000	1,749,743
Sodexho Alliance SA (France)	45,686	3,161,684
		10,255,741

Communications Equipment (2.8%)
Nokia OYJ (Finland)	184,680	7,025,440
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	380,400	1,524,910
		8,550,350

Computers (1.8%)
Research in Motion, Ltd. (Canada) (NON)	26,905	2,647,437
TDK Corp. (Japan)	31,300	2,746,901
		5,394,338

Construction (0.6%)
Kajima Corp. (Japan)	308,000	1,056,211
Sika AG (Switzerland)	392	764,253
		1,820,464

Consumer (0.4%)
Sony Corp. (Japan)	27,200	1,309,597

Consumer Goods (2.8%)
Reckitt Benckiser PLC (United Kingdom)	121,441	7,133,219
Uni-Charm Corp. (Japan)	22,200	1,361,424
		8,494,643

Distribution (1.3%)
Jeronimo Martins, SGPS, SA (Portugal)	363,933	2,238,166
Olam International, Ltd. (Singapore)	584,000	1,229,015

Olam International, Ltd. 144A (Singapore)	169,000	355,657
		3,822,838

Electric Utilities (3.4%)
Enel SpA (Italy)	211,694	2,398,405
RWE AG (Germany)	29,000	3,649,725
Scottish and Southern Energy PLC (United Kingdom)	89,123	2,754,166
Suez SA (France)	24,552	1,446,873
		10,249,169

Electrical Equipment (3.3%)
Legrand SA (France)	42,183	1,418,700
Nexans SA (France)	8,470	1,394,102
Schneider Electric SA (France)	8,292	1,048,302
Siemens AG (Germany)	33,565	4,617,930
Zumtobel AG (Austria)	40,289	1,534,940
		10,013,974

Electronics (4.7%)
LG Electronics, Inc. (South Korea)	17,000	1,584,361
Rotork PLC (United Kingdom)	84,358	1,742,543
Samsung Electronics Co., Ltd. (South Korea)	7,292	4,577,213
Shinko Electric Industries (Japan)	133,500	2,942,374
Toshiba Corp. (Japan)	359,000	3,340,801
		14,187,292

Energy (3.0%)
Saipem SpA (Italy)	125,431	5,355,007
Technicas Reunidas SA (Spain)	16,441	1,214,038
Technicas Reunidas SA 144A (Spain)	35,552	2,625,233
		9,194,278

Energy (Other) (1.1%)
Renewable Energy Corp. AS (Norway) (NON)	72,000	3,320,281

Engineering & Construction (1.0%)
Daito Trust Construction Co., Ltd. (Japan)	29,900	1,438,290
Vinci SA (France)	18,831	1,472,205
		2,910,495

Financial (4.2%)
Acta Holding ASA (Norway)	858,300	3,870,449
ORIX Corp. (Japan)	12,200	2,762,911
Shinhan Financial Group Co., Ltd. (South Korea)	43,350	2,800,787
Singapore Exchange, Ltd. (Singapore)	360,000	3,110,699
		12,544,846

Food (2.2%)
Nestle SA (Switzerland)	14,834	6,669,115

Forest Products and Packaging (0.5%)
Smurfit Kappa PLC (Ireland) (NON)	48,653	1,128,123
Smurfit Kappa PLC 144A (Ireland) (NON)	10,903	252,809
		1,380,932

Gaming & Lottery (1.5%)
Aristocrat Leisure, Ltd. (Australia) (S)	120,071	1,477,439
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	41,607	1,614,838
IG Group Holdings PLC (United Kingdom)	171,362	1,327,403
		4,419,680

Insurance (4.7%)
Allianz SE (Germany)	12,128	2,835,497
Prudential PLC (United Kingdom)	169,804	2,609,833
QBE Insurance Group, Ltd. (Australia)	54,825	1,641,217
Zurich Financial Services AG (Switzerland)	23,728	7,123,703
		14,210,250

Machinery (3.8%)
Alstom (France)	20,691	4,209,235
Andritz AG (Austria)	12,449	860,641
Disco Corp. (Japan)	36,900	2,052,864
OKUMA Corp. (Japan)	76,000	1,101,620
Sumitomo Heavy Industries, Ltd. (Japan)	248,000	3,195,621
		11,419,981

Manufacturing (1.6%)
Cookson Group PLC (United Kingdom)	101,016	1,576,342
Glory, Ltd. (Japan)	104,600	3,321,633
		4,897,975

Media (0.4%)
Astral Media, Inc. (Canada)	27,600	1,218,023

Metals (2.4%)

Rio Tinto PLC (United Kingdom)	38,670	3,343,836
Salzgitter AG (Germany)	20,132	3,956,768
		7,300,604

Natural Gas Utilities (0.5%)
Centrica PLC (United Kingdom)	187,354	1,457,986

Oil & Gas (5.0%)
BP PLC (United Kingdom)	249,647	2,897,530
Statoil ASA (Norway)	50,700	1,728,826
Total SA (France)	129,145	10,507,475
		15,133,831

Pharmaceuticals (8.9%)
Astellas Pharma, Inc. (Japan)	98,700	4,726,869
Bayer AG (Germany)	29,893	2,380,964
GlaxoSmithKline PLC (United Kingdom)	189,234	5,019,667
Merck KGaA (Germany)	13,339	1,610,227
Novartis AG (Switzerland)	62,975	3,478,160
Roche Holding AG (Switzerland)	24,306	4,410,725
Terumo Corp. (Japan)	73,400	3,699,726
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	31,900	1,418,593
		26,744,931

Power Producers (0.5%)
SembCorp Industries, Ltd. (Singapore)	368,740	1,597,421

Publishing (0.6%)
Mecom Group PLC (United Kingdom) (NON)	1,144,045	1,871,841

Retail (3.8%)
Canadian Tire Corp., Ltd. Class A (Canada)	20,700	1,653,875
Industria de Diseno Textil (Inditex) SA (Spain)	23,427	1,579,807
Pinault-Printemps-Redoute SA (France)	8,270	1,556,953
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	49,889	1,868,649
Tesco PLC (United Kingdom)	348,550	3,131,213
Woolworths, Ltd. (Australia)	65,460	1,724,356
		11,514,853

Schools (1.0%)
New Oriental Education & Technology Group ADR (China)
(NON)	30,000	1,996,800
Raffles Education Corp., Ltd. (Singapore)	611,000	938,821
		2,935,621

Shipping (0.7%)
Orient Overseas International, Ltd. (Hong Kong)	226,000	2,151,569

Software (2.2%)
Capcom Co., Ltd. (Japan) (S)	62,500	1,440,864
SAP AG (Germany)	53,900	3,157,152
Trend Micro, Inc. (Japan)	50,000	2,159,190
		6,757,206

Technology Services (1.1%)
Neopost SA (France)	9,748	1,375,920
United Internet AG (Germany)	92,520	2,084,545
		3,460,465

Telecommunications (4.0%)
Carphone Warehouse Group PLC (The) (United Kingdom) (S)	388,583	2,769,634
Koninklijke (Royal) KPN NV (Netherlands)	101,126	1,756,091
StarHub, Ltd. (Singapore)	762,000	1,588,076
Telefonica SA (Spain)	154,680	4,332,594
Vodafone Group PLC (United Kingdom)	430,559	1,554,222
		12,000,617

Textiles (0.8%)
Gildan Activewear, Inc. (Canada) (NON)	61,100	2,422,719

Tire & Rubber (0.6%)
Continental AG (Germany)	13,348	1,847,106

Tobacco (1.7%)
BAT Industries PLC (United Kingdom)	78,206	2,802,270
Japan Tobacco, Inc. (Japan)	412	2,266,243
		5,068,513

Toys (0.5%)
Nintendo Co., Ltd. (Japan)	2,800	1,451,309

Total common stocks (cost $236,990,303)		$295,689,857

SHORT-TERM INVESTMENTS (4.4%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 3.90% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$6,028,392	$6,025,558
Putnam Prime Money Market Fund (e)	7,362,684	7,362,684

Total short-term investments (cost $13,388,242)		$13,388,242

TOTAL INVESTMENTS

Total investments (cost $250,378,545) (b)		$309,078,099

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/07 (aggregate face value $73,048,061) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$24,440,992	$22,843,022	10/17/07	$1,597,970
British Pound	7,371,918	7,270,304	12/19/07	101,614
Canadian Dollar	5,952,194	5,720,894	10/17/07	231,300
Euro	9,837,921	9,542,235	12/19/07	295,686
Japanese Yen	15,495,767	15,406,947	11/21/07	88,820
Norwegian Krone	7,143,100	6,766,356	12/19/07	376,744
Swedish Krona	2,283,625	2,145,029	12/19/07	138,596
Swiss Franc	3,449,827	3,353,274	12/19/07	96,553

Total				$2,927,283

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/07 (aggregate face value $64,852,806) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$2,058,440	$2,004,409	10/17/07	$(54,031)
British Pound	7,994,788	7,851,733	12/19/07	(143,055)
Canadian Dollar	5,172,214	4,938,855	10/17/07	(233,359)
Euro	11,620,306	11,247,181	12/19/07	(373,125)
Japanese Yen	13,418,570	13,201,051	11/21/07	(217,519)
Norwegian Krone	2,844,491	2,667,410	12/19/07	(177,081)
Swedish Krona	3,606,279	3,423,595	12/19/07	(182,684)
Swiss Franc	20,083,666	19,518,572	12/19/07	(565,094)

Total				$(1,945,948)

NOTES

(a) Percentages indicated are based on net assets of $301,663,323.

(b) The aggregate identified cost on a tax basis is $250,435,116, resulting in gross unrealized appreciation and depreciation of $61,603,824 and $2,960,841, respectively, or net unrealized appreciation of $58,642,983.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $5,747,170. The fund received cash collateral of $6,025,558 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $77,103 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $91,291,739 and $83,929,055, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

At September 30, 2007, liquid assets totaling $9,176,644 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2007: (as a percentage of Portfolio Value)

Australia	3.2%
Austria	0.8
Belgium	1.6
Canada	5.3
China	1.3
Cyprus	0.8
Finland	2.3
France	9.4
Germany	10.2
Greece	1.2
Hong Kong	1.3
Ireland	0.9
Israel	0.5
Italy	3.2
Japan	14.9
Netherlands	0.6
Norway	2.9
Portugal	0.7
Singapore	2.9
South Korea	3.0
Spain	3.2
Sweden	0.9
Switzerland	9.5
United Kingdom	17.0
United States	2.4

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Investors Fund

The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Advertising and Marketing Services (1.3%)
Omnicom Group, Inc.	122,400	$5,886,216

Aerospace and Defense (6.4%)
Boeing Co. (The)	71,700	7,527,783
General Dynamics Corp.	59,400	5,017,518
L-3 Communications Holdings, Inc.	28,700	2,931,418
Lockheed Martin Corp.	36,800	3,992,432
United Technologies Corp.	112,700	9,070,096
		28,539,247

Airlines (0.4%)
AMR Corp. (NON) (S)	85,500	1,905,795

Automotive (2.0%)
Harley-Davidson, Inc.	95,900	4,431,539
Johnson Controls, Inc.	37,700	4,452,747
		8,884,286

Banking (5.5%)
Bank of America Corp.	277,600	13,954,952
U.S. Bancorp	269,400	8,763,582
Wells Fargo & Co.	53,700	1,912,794
		24,631,328

Building Materials (1.3%)
American Standard Cos., Inc.	83,300	2,967,146
Sherwin-Williams Co. (The)	41,300	2,713,823
		5,680,969

Commercial and Consumer Services (0.3%)
Dun & Bradstreet Corp. (The)	15,255	1,504,296

Communications Equipment (4.0%)
Cisco Systems, Inc. (NON)	466,200	15,435,882
Corning, Inc.	108,300	2,669,595
		18,105,477

Computers (4.6%)
Apple Computer, Inc. (NON)	54,400	8,352,576
Dell, Inc. (NON)	122,600	3,383,760
Hewlett-Packard Co.	155,100	7,722,429
Research in Motion, Ltd. (Canada) (NON)	13,100	1,291,005
		20,749,770

Conglomerates (1.4%)
Danaher Corp. (S)	75,400	6,236,334

Consumer Finance (4.5%)
Capital One Financial Corp.	234,300	15,564,549
Countrywide Financial Corp.	190,278	3,617,185
Mastercard, Inc. Class A	6,400	947,008
		20,128,742

Consumer Goods (0.9%)
Clorox Co.	69,000	4,208,310

Electronics (1.5%)
Amphenol Corp. Class A	126,800	5,041,568
General Cable Corp. (NON)	26,500	1,778,680
		6,820,248

Energy (0.5%)
Halliburton Co. (S)	55,300	2,123,520

Financial (4.7%)
AMBAC Financial Group, Inc.	15,900	1,000,269
Assurant, Inc.	27,000	1,444,500
MGIC Investment Corp.	128,327	4,146,245
Moody's Corp.	90,900	4,581,360
PMI Group, Inc. (The)	182,400	5,964,480
Radian Group, Inc.	167,180	3,891,950
		21,028,804

Health Care Services (7.5%)
Aetna, Inc.	180,700	9,806,589
Cardinal Health, Inc.	7,900	493,987
CIGNA Corp.	44,600	2,376,734
Express Scripts, Inc. (NON)	86,900	4,850,758
McKesson Corp.	7,800	458,562
Medco Health Solutions, Inc. (NON)	34,700	3,136,533
Quest Diagnostics, Inc. (S)	51,900	2,998,263

UnitedHealth Group, Inc.	199,900	9,681,157
		33,802,583

Insurance (4.7%)
American International Group, Inc.	261,400	17,683,710
Genworth Financial, Inc. Class A	72,369	2,223,899
Prudential Financial, Inc.	11,600	1,131,928
		21,039,537

Investment Banking/Brokerage (12.0%)
Bear Stearns Cos., Inc. (The)	98,500	12,096,785
Blackstone Group LP (The) (NON)	159,000	3,987,720
Franklin Resources, Inc.	54,700	6,974,250
Goldman Sachs Group, Inc. (The)	79,600	17,252,504
Lehman Brothers Holdings, Inc.	132,700	8,191,571
Morgan Stanley	87,000	5,481,000
		53,983,830

Lodging/Tourism (0.9%)
Carnival Corp.	20,100	973,443
Royal Caribbean Cruises, Ltd.	17,300	675,219
Wyndham Worldwide Corp.	74,900	2,453,724
		4,102,386

Machinery (1.5%)
Caterpillar, Inc.	62,600	4,909,718
Cummins, Inc.	12,700	1,624,203
		6,533,921

Manufacturing (0.9%)
ITT Corp.	62,500	4,245,625

Metals (0.5%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	20,900	2,192,201

Oil & Gas (8.2%)
Apache Corp.	37,200	3,350,232
ConocoPhillips	106,000	9,303,620
Devon Energy Corp.	35,500	2,953,600
Hess Corp.	74,200	4,936,526
Marathon Oil Corp.	77,100	4,396,242
Occidental Petroleum Corp.	96,500	6,183,720
Valero Energy Corp.	56,400	3,788,952
XTO Energy, Inc.	30,700	1,898,488
		36,811,380

Publishing (3.2%)
McGraw-Hill Cos., Inc. (The)	192,452	9,797,731
R. H. Donnelley Corp. (NON) (S)	52,200	2,924,244
Wiley (John) & Sons, Inc. Class A	31,801	1,428,819
		14,150,794

Railroads (0.8%)
Burlington Northern Santa Fe Corp.	22,900	1,858,793
Norfolk Southern Corp.	29,600	1,536,536
		3,395,329

Real Estate (1.5%)
CB Richard Ellis Group, Inc. Class A (NON)	234,996	6,542,289

Restaurants (1.1%)
Burger King Holdings, Inc.	114,734	2,924,570
Yum! Brands, Inc.	62,500	2,114,375
		5,038,945

Retail (9.0%)
Best Buy Co., Inc.	123,800	5,697,276
Big Lots, Inc. (NON)	25,400	757,936
CVS Caremark Corp.	282,600	11,199,438
Home Depot, Inc. (The)	140,900	4,570,796
JC Penney Co., Inc. (Holding Co.) (S)	73,700	4,670,369
Macy's, Inc.	101,400	3,277,248
Nordstrom, Inc. (S)	116,300	5,453,307
Staples, Inc.	215,800	4,637,542
		40,263,912

Schools (0.6%)
Apollo Group, Inc. Class A (NON)	44,400	2,670,660

Software (2.7%)
Adobe Systems, Inc. (NON)	91,100	3,977,426
Autodesk, Inc. (NON)	35,900	1,793,923
Oracle Corp. (NON)	299,300	6,479,845
		12,251,194

Technology Services (3.8%)
Accenture, Ltd. Class A (Bermuda)	55,600	2,237,900
Cognizant Technology Solutions Corp. (NON)	56,300	4,491,051
eBay, Inc. (NON) (S)	68,700	2,680,674

Google, Inc. Class A (NON)	13,445	7,626,945
		17,036,570

Trucks & Parts (0.6%)
WABCO Holdings, Inc.	53,800	2,515,150

Waste Management (0.1%)
Republic Services, Inc.	18,200	595,322

Total common stocks (cost $369,807,796)		$443,604,970

SHORT-TERM INVESTMENTS (4.1%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	5,498,782	$5,498,782
Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$13,074,244	13,053,194

Total short-term investments (cost $18,551,976)		$18,551,976

TOTAL INVESTMENTS

Total investments (cost $388,359,772)(b)		$462,156,946

WRITTEN OPTIONS OUTSTANDING at 9/30/07 (premiums received $2,633) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Apple Computer, Inc. (Call)	$1,455	Nov-07/$175.00	$189

NOTES

(a) Percentages indicated are based on net assets of $448,442,255.

(b) The aggregate identified cost on a tax basis is $391,794,401, resulting in gross unrealized appreciation and depreciation of $83,651,322 and $13,288,777, respectively, or net unrealized appreciation of $70,362,545.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $12,624,813. The fund received cash collateral of $13,053,194 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $39,449 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $24,600,110 and $19,512,353, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

At September 30, 2007, liquid assets totaling $254,625 have been designated as collateral for open options.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Mid Cap Value Fund
The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value

Aerospace and Defense (1.5%)
L-3 Communications Holdings, Inc.	13,440	$1,372,762

Banking (7.3%)
Capitol Federal Financial	26,970	922,374
City National Corp.	8,370	581,799
Colonial Bancgroup, Inc.	17,810	385,052
Comerica, Inc.	7,880	404,086
Commerce Bancorp, Inc.	20,180	782,580
Cullen/Frost Bankers, Inc.	8,190	410,483
First Citizens BancShares, Inc. Class A	6,400	1,116,160
New York Community Bancorp, Inc.	36,890	702,755
TCF Financial Corp.	17,800	466,004
Webster Financial Corp.	22,440	945,173
		6,716,466

Chemicals (0.8%)
Cytec Industries, Inc.	10,850	742,032

Commercial and Consumer Services (1.4%)
URS Corp. (NON)	23,180	1,308,511

Consumer Goods (3.9%)
Alberto-Culver Co.	43,455	1,077,249
Clorox Co.	15,660	955,103
Newell Rubbermaid, Inc.	56,080	1,616,226
		3,648,578

Electric Utilities (2.9%)
Ameren Corp.	3,490	183,225
Edison International	18,270	1,013,072
PG&E Corp.	11,280	539,184
Progress Energy, Inc.	7,720	361,682
Wisconsin Energy Corp.	13,300	598,899
		2,696,062

Electrical Equipment (1.1%)
WESCO International, Inc. (NON)	23,420	1,005,655

Electronics (8.7%)
Amphenol Corp. Class A	26,300	1,045,688
Atmel Corp. (NON)	409,500	2,113,020
Avnet, Inc. (NON)	20,820	829,885
General Cable Corp. (NON)	35,280	2,367,994
Jabil Circuit, Inc.	72,140	1,647,678
		8,004,265

Energy (3.9%)
Cameron International Corp. (NON)	6,210	573,121
Grant Prideco, Inc. (NON)	20,740	1,130,745
National-Oilwell Varco, Inc. (NON)	13,020	1,881,390
		3,585,256

Financial (2.6%)
Assurant, Inc.	22,990	1,229,965
Nasdaq Stock Market, Inc. (The) (NON)	32,210	1,213,673
		2,443,638

Food (0.9%)
McCormick & Co., Inc.	22,830	821,195

Health Care Services (8.8%)
AmerisourceBergen Corp.	22,710	1,029,444
Coventry Health Care, Inc. (NON)	15,720	977,941
DaVita, Inc. (NON)	13,250	837,135
Lincare Holdings, Inc. (NON)	47,730	1,749,305
Omnicare, Inc.	53,045	1,757,381
Pediatrix Medical Group, Inc. (NON)	27,390	1,791,854
		8,143,060

Household Furniture and Appliances (2.0%)
Whirlpool Corp.	20,270	1,806,057

Insurance (4.6%)
Everest Re Group, Ltd. (Barbados)	8,890	980,034
Fidelity National Title Group, Inc. Class A	50,590	884,313
Phoenix Companies, Inc. (The)	76,120	1,074,053
W.R. Berkley Corp.	43,860	1,299,572
		4,237,972

Investment Banking/Brokerage (1.1%)
Ameriprise Financial, Inc.	7,990	504,249
Waddell & Reed Financial, Inc. Class A	19,010	513,840
		1,018,089

Machinery (3.3%)
Kennametal, Inc.	14,730	1,237,025
Terex Corp. (NON)	20,770	1,848,945
		3,085,970

Media (2.0%)
Interpublic Group of Companies, Inc. (The) (NON)	179,640	1,864,663

Metals (3.7%)
Steel Dynamics, Inc.	27,960	1,305,732
United States Steel Corp.	19,500	2,065,830
		3,371,562

Natural Gas Utilities (0.8%)
National Fuel Gas Co.	15,910	744,747

Oil & Gas (6.2%)
EOG Resources, Inc.	12,970	938,120
Hess Corp.	24,310	1,617,344
Newfield Exploration Co. (NON)	33,170	1,597,467
Questar Corp.	30,190	1,585,881
		5,738,812

Power Producers (1.2%)
AES Corp. (The) (NON)	55,510	1,112,420

Real Estate (5.0%)
Annaly Mortgage Management, Inc. (R)	69,350	1,104,746
Colonial Properties Trust (R)	13,120	450,016
DiamondRock Hospitality Co. (R)	53,720	935,265
General Growth Properties, Inc. (R)	17,530	939,959
HCP, Inc. (R)	13,950	462,722
Host Marriott Corp. (R)	32,600	731,544
		4,624,252

Retail (12.5%)
BJ's Wholesale Club, Inc. (NON)	79,860	2,648,158
OfficeMax, Inc.	69,130	2,369,085
Rite Aid Corp. (NON)	288,690	1,333,748
Ross Stores, Inc.	32,110	823,300
Sally Beauty Holdings, Inc. (NON)	145,365	1,228,334
Supervalu, Inc.	37,170	1,450,002
Timberland Co. (The) Class A (NON)	89,190	1,691,042
		11,543,669

Schools (1.6%)
Apollo Group, Inc. Class A (NON)	23,960	1,441,192

Shipping (1.4%)
Con-way, Inc.	27,460	1,263,160

Software (4.9%)
McAfee, Inc. (NON)	85,392	2,977,619
Parametric Technology Corp. (NON)	88,350	1,539,057
		4,516,676

Technology Services (1.2%)
Computer Sciences Corp. (NON)	20,310	1,135,329

Textiles (2.2%)
Jones Apparel Group, Inc.	98,050	2,071,797

Total common stocks (cost $79,238,379)		$90,063,847

SHORT-TERM INVESTMENTS (1.9%)(a) (cost $1,732,837)
	Shares	Value

Putnam Prime Money Market Fund (e)	1,732,837	$1,732,837

TOTAL INVESTMENTS

Total investments (cost $80,971,216) (b)		$91,796,684

NOTES

(a) Percentages indicated are based on net assets of $92,345,404.

(b) The aggregate identified cost on a tax basis is $81,071,292, resulting in gross unrealized appreciation and depreciation of $15,393,172 and $4,667,780, respectively, or net unrealized appreciation of $10,725,392.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $86,805 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $36,612,539 and $37,133,167, respectively.

(R) Real Estate Investment Trust.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Money Market Fund
The fund's portfolio
9/30/07 (Unaudited)

ASSET-BACKED SECURITIES (36.8%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Commercial Paper (36.0%)
Aegis Finance, LLC	5.381	10/30/07	$3,000,000	$2,987,162
Atlantic Asset Securitization, LLC	5.968	10/5/07	2,100,000	2,098,612
Atlantic Asset Securitization, LLC	5.260	12/13/07	2,000,000	1,978,911
Atlantic Asset Securitization, LLC	5.249	12/21/07	2,000,000	1,976,690
BA Credit Card Trust Emerald Notes	5.343	10/3/07	2,000,000	1,999,414
BA Credit Card Trust Emerald Notes	5.340	10/3/07	1,000,000	999,707
BA Credit Card Trust Emerald Notes	5.331	10/23/07	2,750,000	2,741,169
Bryant Park Funding, LLC	6.256	11/21/07	3,343,000	3,313,732
Bryant Park Funding, LLC	6.092	12/13/07	4,000,000	3,951,333
Bryant Park Funding, LLC	5.349	1/18/08	3,000,000	2,952,676
Bryant Park Funding, LLC	5.194	12/17/07	2,000,000	1,978,055
CAFCO, LLC.	6.164	12/14/07	2,600,000	2,567,613
CHARTA, LLC	6.112	1/15/08	2,000,000	1,964,784
CHARTA, LLC	5.318	10/22/07	2,000,000	1,993,875
Citibank Credit Card Issuance Trust Dakota Notes	5.340	10/4/07	2,000,000	1,999,122
Citibank Credit Card Issuance Trust Dakota Notes	5.330	10/1/07	2,000,000	2,000,000
Citibank Credit Card Issuance Trust Dakota Notes	5.320	10/9/07	2,400,000	2,397,200
CRC Funding, LLC	5.997	2/8/08	2,000,000	1,957,750
CRC Funding, LLC	5.968	12/3/07	2,000,000	1,979,455
CRC Funding, LLC	5.390	11/15/07	3,000,000	2,980,088
CRC Funding, LLC	5.355	11/6/07	2,000,000	1,989,440
Curzon Funding, LLC	5.879	11/8/07	4,000,000	3,975,406
Curzon Funding, LLC	5.336	11/29/07	4,000,000	3,965,944
Curzon Funding, LLC	5.321	10/24/07	3,000,000	2,989,938
Curzon Funding, LLC	5.317	10/15/07	3,000,000	2,993,875
Falcon Asset Securitization Corp.	6.232	12/11/07	3,500,000	3,457,686
Falcon Asset Securitization Corp.	5.218	11/16/07	1,636,000	1,625,172
Gotham Funding Corp.	5.585	12/27/07	2,234,000	2,204,306
Gotham Funding Corp.	5.323	10/25/07	2,048,000	2,040,764
Gotham Funding Corp.	5.319	10/18/07	1,021,000	1,018,445
Govco, Inc.	6.076	11/5/07	1,100,000	1,093,583
Govco, Inc.	5.332	10/2/07	2,000,000	1,999,708
Govco, Inc.	5.321	10/9/07	2,000,000	1,997,667
Govco, Inc.	5.311	10/17/07	2,600,000	2,593,945
Grampian Funding, LLC	5.345	12/14/07	2,500,000	2,473,124
Old Line Funding, LLC	6.127	11/5/07	1,500,000	1,491,177
Old Line Funding, LLC	5.655	10/9/07	1,606,000	1,604,001
Old Line Funding, LLC	5.418	10/30/07	1,577,000	1,570,204
Old Line Funding, LLC	5.402	10/12/07	3,150,000	3,144,851
Old Line Funding, LLC	5.320	10/17/07	2,000,000	1,995,333
Park Granada, LLC	5.352	10/1/07	1,400,000	1,400,000
Ranger Funding Co., LLC	6.310	11/28/07	881,000	872,171
Ranger Funding Co., LLC	6.243	10/29/07	2,000,000	1,990,387
Ranger Funding Co., LLC	6.216	11/5/07	2,000,000	1,988,042
Ranger Funding Co., LLC	6.207	10/22/07	812,000	809,087
Ranger Funding Co., LLC	6.055	10/12/07	1,519,000	1,516,201
Thunder Bay Funding, Inc.	6.182	11/7/07	4,000,000	3,974,922
Thunder Bay Funding, Inc.	6.039	11/14/07	2,757,000	2,736,950
Thunder Bay Funding, Inc.	5.582	11/13/07	2,016,000	2,002,756
Thunder Bay Funding, Inc.	5.323	10/24/07	3,000,000	2,989,842
Thunder Bay Funding, Inc.	5.321	10/10/07	3,000,000	2,996,063
Thunder Bay Funding, Inc.	5.267	12/21/07	1,402,000	1,385,597
Tulip Funding Corp.	5.337	10/23/07	2,000,000	1,993,565
Tulip Funding Corp.	5.326	10/30/07	6,000,000	5,974,383
Windmill Funding Corp.	6.296	10/11/07	3,000,000	2,994,792
Working Capital Management Co., L.P.	6.426	10/5/07	5,000,000	4,996,444
Working Capital Management Co., L.P.	5.429	10/31/07	6,000,000	5,970,500
Yorktown Capital, LLC	6.201	10/29/07	3,911,000	3,892,292
Yorktown Capital, LLC	6.162	10/2/07	3,500,000	3,499,405
Yorktown Capital, LLC	6.155	11/9/07	6,107,000	6,066,547
Yorktown Capital, LLC	6.055	10/12/07	834,000	832,463
Yorktown Capital, LLC	5.348	10/1/07	1,108,000	1,108,000
				155,032,326

Other (0.8%)
TIAA Real Estate CDO, Ltd. 144A FRB, Ser. 03-1A,
Class A1MM, MBIA (Cayman Islands) (M)	5.329	12/28/18	3,300,015	3,300,015

Total asset-backed securities (cost $158,332,341)				$158,332,341

CORPORATE BONDS AND NOTES (19.8%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (7.3%)
Bank of America, N.A. FRN, Ser. BKNT	5.380	8/11/08	$2,300,000	$2,300,000
Bank of New York Co., Inc. (The) 144A sr. notes FRN,
Ser. XMTN (M)	5.820	3/10/15	2,000,000	2,000,000
Citigroup Funding, Inc. company guaranty FRN, Ser. D	5.500	8/13/08	4,000,000	4,000,000
JPMorgan Chase & Co. sr. notes FRN, Ser. C	5.430	1/25/08	2,647,000	2,647,737
Lehman Brothers Holdings, Inc. FRN, Ser. MTNA	5.190	8/27/08	2,000,000	2,000,000
Merrill Lynch & Co., Inc. FRN, Ser. C	5.893	8/14/08	1,500,000	1,500,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN	5.754	8/15/08	3,000,000	3,000,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN, Ser.

MTN	5.276	8/22/08	5,000,000	5,000,000
Morgan Stanley Dean Witter & Co. sr. notes FRN, Ser. F	5.390	4/25/08	1,100,000	1,100,303
Prudential Financial, Inc. FRN, Ser. MTN	5.370	4/23/08	2,600,000	2,600,000
Wachovia Bank, N.A. sr. notes FRN, Ser. BKNT	5.190	6/27/08	2,500,000	2,497,112
Wells Fargo & Co. FRN, Ser. MTN (M)	5.770	7/1/11	2,800,000	2,800,137
				31,445,289

Foreign (12.5%)
ABN Amro Bank N.V. 144A sr. notes FRN (Netherlands)	5.410	4/18/08	900,000	900,334
Banco Espanol de Credito SA 144A sr. unsub. notes FRN
(Spain) (M)	5.350	4/18/12	1,000,000	1,000,000
Banco Santander Totta SA 144A bank guaranty FRN
(Portugal)	5.819	9/5/08	3,500,000	3,500,000
Bank of Ireland 144A unsec. notes FRN, Ser. XMTN
(Ireland)	5.496	9/19/08	2,000,000	2,000,000
Bank of Scotland PLC 144A FRN, Ser. MTN (United
Kingdom)	5.810	11/7/08	3,000,000	3,000,000
BNP Paribas 144A FRN (France) (M)	5.500	5/19/11	1,000,000	1,000,000
Caisse Nationale des Caisses d'Epargne et de
Prevoyance 144A FRB (France) (M)	5.350	5/10/12	3,000,000	3,000,000
Calyon bank guaranty, Ser. MTN (France)	5.425	5/9/08	3,000,000	3,000,000
Credit Agricole S.A. 144A FRN (France) (M)	5.350	7/22/11	4,000,000	4,000,000
Credit Agricole S.A. 144A FRN (France) (M)	5.180	3/22/12	4,000,000	4,000,000
Danske Bank A/S 144A FRN (Denmark) (M)	5.466	3/20/13	1,000,000	1,000,000
DnB NOR Bank ASA 144A FRN (Norway) (M)	5.131	5/25/11	4,000,000	4,000,000
HSBC Finance Corp. FRN, Ser. MTN (United Kingdom)	5.400	10/4/07	1,000,000	1,000,005
HSBC USA, Inc. sr. unsec. notes FRN, Ser. EXT (United
Kingdom) (M)	5.753	12/15/11	5,000,000	5,000,000
Lloyds TSB Group PLC 144A FRN, Ser. EXT (United
Kingdom) (M)	5.658	6/5/12	3,000,000	3,000,000
Nordea Bank AB 144A FRN (Sweden) (M)	5.844	8/11/10	2,000,000	2,000,000
Royal Bank of Canada FRN, Ser. EXLS (Canada) (M)	5.870	11/7/08	800,000	800,250
Unicredito Italiano Bank (Ireland) PLC 144A bank
guaranty FRN (Italy) (M)	5.350	5/10/12	2,000,000	2,000,000
Westpac Banking Corp. dep. notes FRN, Ser. DPNT
(Australia)	5.680	12/7/07	3,800,000	3,799,912
Westpac Banking Corp. 144A FRN (Australia)	5.778	9/5/08	4,000,000	4,000,000
Westpac Banking Corp. 144A FRN (Australia)	5.743	9/15/08	2,000,000	2,000,000
				54,000,501

Total corporate bonds and notes (cost $85,445,790)				$85,445,790

COMMERCIAL PAPER (18.3%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (4.4%)
Bank of America Corp.	5.754	12/3/07	$1,000,000	$990,113
Bank of America Corp.	5.616	11/7/07	2,200,000	2,187,451
Bank of America Corp.	5.328	11/16/07	2,700,000	2,681,922
Bank of America Corp.	5.326	10/2/07	3,900,000	3,899,430
Citigroup Funding, Inc.	5.360	11/9/07	2,000,000	1,988,560
NATC California, LLC (SunTrust Bank (Letter of Credit
(LOC)))	5.321	10/12/07	2,000,000	1,996,792
NATC California, LLC (SunTrust Bank (LOC))	5.321	10/11/07	2,000,000	1,997,083
Prudential Financial, Inc.	5.978	11/30/07	3,000,000	2,970,500
				18,711,851

Foreign (13.9%)
Aegon Funding Corp. (Netherlands)	5.320	10/25/07	3,000,000	2,989,500
Bank of Ireland (Ireland)	5.553	10/26/07	1,900,000	1,892,743
Bank of Ireland (Ireland)	5.412	10/12/07	3,000,000	2,995,087
Danske Corp. (Denmark)	5.597	11/5/07	4,000,000	3,978,456
HBOS Treasury Services PLC (United Kingdom)	5.325	10/10/07	3,000,000	2,996,063
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.268	12/14/07	7,000,000	6,926,329
Natixis (France)	5.541	10/16/07	2,400,000	2,394,510
Societe Generale (France)	5.614	11/13/07	1,770,000	1,758,266
Societe Generale (France)	5.327	11/26/07	1,700,000	1,686,170
Societe Generale (France)	5.321	10/5/07	1,000,000	999,417
Svenska Handelsbanken, Inc. (Sweden)	5.531	10/18/07	2,535,000	2,528,340
Swedbank (Sweden)	5.327	10/24/07	3,100,000	3,089,612
Swedbank Mortgage AB (Sweden)	5.649	12/3/07	5,000,000	4,951,263
Swedbank Mortgage AB (Sweden)	5.347	10/4/07	2,100,000	2,099,074
Swedbank Mortgage AB (Sweden)	5.332	11/8/07	1,000,000	994,448
UBS Finance (Delaware), LLC (Switzerland)	5.316	10/12/07	2,000,000	1,996,795
UniCredit Delaware, Inc. (Italy)	5.266	12/20/07	3,600,000	3,558,400
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.355	10/26/07	1,700,000	1,693,790
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.261	2/13/08	3,000,000	2,942,060
Westpac Securities NZ, Ltd. (Australia)	5.923	11/1/07	2,500,000	2,487,406
Westpac Securities NZ, Ltd. (Australia)	5.341	11/30/07	2,000,000	1,982,667
Westpac Securities NZ, Ltd. (Australia)	5.334	11/26/07	3,000,000	2,975,757
				59,916,153

Total commercial paper (cost $78,628,004)				$78,628,004

CERTIFICATES OF DEPOSIT (16.8%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (0.7%)
Citibank, N.A. Ser. CD	5.540	11/30/07	$3,000,000	$3,000,000

Foreign (16.1%)

Bank of Montreal FRN, Ser. YCD (Canada)	5.601	3/18/08		1,500,000	1,500,591
Bank of Nova Scotia FRN, Ser. YCD (Canada)	5.074	12/31/07		3,900,000	3,899,780
Barclays Bank PLC Ser. ECD (United Kingdom)	5.555	3/14/08		4,000,000	4,000,178
Barclays Bank PLC Ser. YCD (United Kingdom)	5.410	6/2/08		3,400,000	3,400,000
Calyon FRN, Ser. YCD (France)	5.671	4/2/08		1,600,000	1,599,812
Canadian Imperial Bank of Commerce FRN, Ser. YCD1
(Canada)	5.136	9/22/08		4,000,000	4,000,000
Deutsche Bank AG FRN, Ser. YCD (Germany)	4.900	4/24/08		2,000,000	1,999,762
Fortis Bank SA/NV FRN, Ser. YCD (Belgium)	5.074	6/30/08		7,100,000	7,092,139
Natixis Ser. YCD (France)	5.430	7/1/08		4,000,000	4,000,000
Natixis Ser. YCD (France)	5.370	5/22/08		2,400,000	2,400,000
Nordea Bank Finland PLC FRN, Ser. YCD (Sweden)	5.064	7/29/08		4,000,000	3,993,263
Royal Bank of Canada FRN, Ser. YCD (Canada)	5.081	3/24/08		3,000,000	2,999,714
Societe Generale FRN, Ser. YCD (France)	4.865	11/27/07		5,000,000	5,000,000
Societe Generale Ser. ECD (France)	5.580	3/10/08		4,000,000	4,000,174
Svenska Handelsbanken FRN, Ser. YCD (Sweden)	5.665	10/4/07		3,000,000	2,999,995
Swedbank FRN, Ser. YCD (Sweden)	5.768	9/8/08		4,000,000	3,992,090
Swedbank FRN, Ser. YCD (Sweden)	5.670	4/3/08		1,000,000	999,876
Swedbank Ser. YCD (Sweden)	5.235	1/10/08		800,000	799,603
UBS AG Ser. YCD (Switzerland)	5.500	11/27/07		4,000,000	4,000,000
UniCredito Italiano SpA FRN, Ser. YCD (Italy)	5.710	5/2/08		1,600,000	1,599,997
UniCredito Italiano SpA Ser. YCD (Italy)	5.750	12/13/07		3,000,000	3,000,030
UniCredito Italiano SpA Ser. YCD (Italy)	5.510	1/22/08		2,000,000	2,000,000
					69,277,004

Total certificates of deposit (cost $72,277,004)					$72,277,004

MUNICIPAL BONDS AND NOTES (2.0%)(a)

	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

CO Hsg. & Fin. Auth. VRDN
(Multi-Fam.), Ser. B-1, Class II, MBIA (M)	5.250	10/1/44	VMIG1	$3,000,000	$3,000,000
(Multi-Fam.), Ser. B-2, Class III, MBIA (M)	5.250	10/1/44	VMIG1	1,025,000	1,025,000
(Single Fam.), Ser. A-1, Class I (M)	5.250	11/1/34	VMIG1	2,685,000	2,685,000
(Single Fam. Mtge.), Ser. B-2 (M)	5.250	11/1/33	VMIG1	1,745,000	1,745,000

Total municipal bonds and notes (cost $8,455,000)					$8,455,000

PROMISSORY NOTES (1.4%)(a)

	Yield (%)	Maturity date		Principal amount	Value

Goldman Sachs Group, Inc. (The) FRN (acquired 4/10/07,
cost $3,000,000) (RES)	5.850	4/10/08		$3,000,000	$3,000,000
Goldman Sachs Group, Inc. (The) FRN (acquired 2/28/07,
cost $3,000,000) (RES)	5.730	11/23/07		3,000,000	3,000,000

Total promissory notes (cost $6,000,000)					$6,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.9%)(a)
(cost $4,000,000)

	Yield (%)	Maturity date		Principal amount	Value

Fannie Mae notes	5.300	1/8/08		$4,000,000	$4,000,000

SHORT-TERM INVESTMENTS (5.0%)(a)
				Principal
				amount/shares	Value

Interest in $200,000,000 joint tri-party repurchase
agreement dated September 28, 2007 with Merrill Lynch
Government Securities due October 1, 2007 with respect
to various U.S. Government obligations -- maturity
value of $6,002,675 for an effective yield of 5.35%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 4.25% to 9.75% and due
dates ranging from November 16, 2007 to
September 30, 2066, valued at $204,002,812)				$6,000,000	$6,000,000
Putnam Prime Money Market Fund (e)				15,391,000	15,391,000

Total short-term investments (cost $21,391,000)					$21,391,000

TOTAL INVESTMENTS

Total investments (cost $434,529,139) (b)					$434,529,139

NOTES

(a) Percentages indicated are based on net assets of $430,661,835.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2007. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2007 was $6,000,000 or 1.4% of net assets.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $529,570 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $171,837,494 and $169,645,644, respectively.

(M) The security's effective maturity date is less than one year.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at September 30, 2007.

MBIA represents MBIA Insurance Company.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2007: (as a percentage of Portfolio Value)

Australia	4.0%
Belgium	3.2
Canada	3.0
Cayman Islands	0.8
Denmark	1.1
France	8.9
Germany	0.5
Ireland	1.6
Italy	3.9
Netherlands	0.9
Norway	0.9
Portugal	0.8
Spain	0.2
Sweden	6.5
Switzerland	1.4
United Kingdom	5.2
United States	57.1

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Opportunities Fund

The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (100.1%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Omnicom Group, Inc.	148,800	$7,155,792

Aerospace and Defense (3.2%)
Boeing Co. (The)	131,100	13,764,189
Lockheed Martin Corp.	49,800	5,402,802
Precision Castparts Corp.	28,600	4,232,228
Raytheon Co.	97,800	6,241,596
Rockwell Collins, Inc.	51,900	3,790,776
United Industrial Corp.	27,200	2,047,072
United Technologies Corp.	15,000	1,207,200
		36,685,863

Airlines (0.3%)
SkyWest, Inc.	117,100	2,947,407

Automotive (0.1%)
AutoZone, Inc. (NON)	13,800	1,602,732

Banking (0.6%)
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	33,500	4,406,925
UnionBanCal Corp.	43,000	2,511,630
		6,918,555

Basic Materials (0.7%)
Ceradyne, Inc. (NON)	108,000	8,179,920

Beverage (1.0%)
Hansen Natural Corp. (NON)	30,900	1,751,412
PepsiAmericas, Inc.	49,000	1,589,560
PepsiCo, Inc.	107,500	7,875,450
		11,216,422

Biotechnology (3.4%)
Applera Corp.- Applied Biosystems Group	167,000	5,784,880
Celgene Corp. (NON)	52,075	3,713,468
Genzyme Corp. (NON)	199,800	12,379,608
Gilead Sciences, Inc. (NON)	325,300	13,295,011
Invitrogen Corp. (NON)	45,800	3,743,234
		38,916,201

Building Materials (0.3%)
Sherwin-Williams Co. (The)	43,500	2,858,385

Chemicals (3.0%)
Albemarle Corp.	29,000	1,281,800
Celanese Corp. Ser. A	137,400	5,355,852
CF Industries Holdings, Inc.	147,963	11,231,871
Lubrizol Corp. (The)	24,100	1,567,946
Monsanto Co.	98,900	8,479,686
Sigma-Adrich Corp.	33,800	1,647,412
Terra Industries, Inc. (NON)	148,900	4,654,614
		34,219,181

Commercial and Consumer Services (1.1%)
Chemed Corp.	29,800	1,852,368
Diamond Management & Technology Consultants, Inc.	92,010	846,492
Dun & Bradstreet Corp. (The)	39,100	3,855,651
Manpower, Inc.	42,800	2,754,180
Pre-Paid Legal Services, Inc. (NON)	57,700	3,200,042
		12,508,733

Communications Equipment (4.1%)
Cisco Systems, Inc. (NON)	693,200	22,951,852
Comtech Telecommunications Corp. (NON)	143,600	7,681,164
Harris Corp.	65,400	3,779,466
Qualcomm, Inc.	296,200	12,517,412
		46,929,894

Computers (4.1%)
ANSYS, Inc. (NON)	139,000	4,749,630
Apple Computer, Inc. (NON)	128,800	19,775,952
Emulex Corp. (NON)	251,916	4,829,230
Hewlett-Packard Co.	115,000	5,725,850
Insight Enterprises, Inc. (NON)	148,400	3,830,204
Micros Systems, Inc. (NON)	54,400	3,539,808
NCR Corp. (NON)	70,400	3,505,920
Synaptics, Inc. (NON)	26,300	1,256,088
		47,212,682

Conglomerates (0.1%)
AMETEK, Inc.	18,800	812,536

Construction (0.5%)
Layne Christensen Co. (NON)	69,200	3,839,216
Perini Corp. (NON)	33,400	1,868,062
		5,707,278

Consumer (1.3%)
Black & Decker Manufacturing Co.	34,900	2,907,170
Blue Nile, Inc. (NON)	45,000	4,235,400
Fossil, Inc. (NON)	46,300	1,729,768
Tupperware Brands Corp.	187,800	5,913,822
		14,786,160

Consumer Finance (0.4%)
Asta Funding, Inc.	73,500	2,816,520
Portfolio Recovery Associates, Inc.	34,300	1,820,301
		4,636,821

Consumer Goods (1.2%)
Chattem, Inc. (NON)	43,100	3,039,412
Jarden Corp. (NON)	59,900	1,853,306
Kimberly-Clark Corp.	32,200	2,262,372
Newell Rubbermaid, Inc.	98,200	2,830,124
Procter & Gamble Co. (The)	46,500	3,270,810
		13,256,024

Consumer Services (0.7%)
FTI Consulting, Inc. (NON)	53,000	2,666,430
Labor Ready, Inc. (NON)	143,400	2,654,334
Nutri/System, Inc. (NON)	59,000	2,766,510
		8,087,274

Containers (0.1%)
Pactiv Corp. (NON)	27,400	785,284

Electric Utilities (0.9%)
Edison International	138,000	7,652,100
Exelon Corp.	41,500	3,127,440
		10,779,540

Electrical Equipment (0.3%)
Emerson Electric Co.	62,400	3,320,928
WESCO International, Inc. (NON)	5,116	219,681
		3,540,609

Electronics (3.5%)
Amphenol Corp. Class A	123,600	4,914,336
Atmel Corp. (NON)	508,700	2,624,892
Avnet, Inc. (NON)	100,000	3,986,000
General Cable Corp. (NON)	33,500	2,248,520
Intel Corp.	303,600	7,851,096
Mentor Graphics Corp. (NON)	151,800	2,292,180
NVIDIA Corp. (NON)	269,800	9,777,552
Synopsys, Inc. (NON)	28,000	758,240
Trimble Navigation, Ltd. (NON)	32,400	1,270,404
Varian, Inc. (NON)	65,600	4,172,816
		39,896,036

Energy (5.3%)
Cameron International Corp. (NON)	51,300	4,734,477
Global Industries, Ltd. (NON)	202,800	5,224,128
Grant Prideco, Inc. (NON)	20,600	1,123,112
Grey Wolf, Inc. (NON)	471,700	3,089,635
Halliburton Co.	227,200	8,724,480
National-Oilwell Varco, Inc. (NON)	80,500	11,632,250
Noble Corp.	78,100	3,830,805
Pride International, Inc. (NON)	69,900	2,554,845
Rowan Cos., Inc.	64,600	2,363,068
Schlumberger, Ltd.	131,100	13,765,500
Superior Energy Services (NON)	86,300	3,058,472
		60,100,772

Energy (Other) (0.5%)
Covanta Holding Corp. (NON)	238,700	5,850,537

Engineering & Construction (0.6%)
Fluor Corp.	8,400	1,209,432
Jacobs Engineering Group, Inc. (NON)	46,100	3,484,238
McDermott International, Inc. (NON)	44,200	2,390,336
		7,084,006

Entertainment (0.3%)
Regal Entertainment Group Class A	176,500	3,874,175

Environmental (0.2%)
Foster Wheeler, Ltd. (NON)	15,200	1,995,456

Financial (2.0%)
Assurant, Inc.	45,500	2,434,250
Interactive Data Corp.	145,400	4,100,280
JPMorgan Chase & Co.	294,200	13,480,244
Moody's Corp.	49,800	2,509,920
		22,524,694

Food (0.1%)
Wrigley (Wm.) Jr. Co.	24,400	1,567,212

Health Care Services (6.9%)
Aetna, Inc.	260,500	14,137,335
Amedisys, Inc. (NON)	43,300	1,663,586
AMERIGROUP Corp. (NON)	221,400	7,633,872
Apria Healthcare Group, Inc. (NON)	84,100	2,187,441
Bio-Rad Laboratories, Inc. Class A (NON)	21,100	1,909,550
Charles River Laboratories International, Inc. (NON)	76,600	4,301,090
CIGNA Corp.	69,200	3,687,668
Coventry Health Care, Inc. (NON)	200,100	12,448,221
DaVita, Inc. (NON)	66,700	4,214,106
Henry Schein, Inc. (NON)	49,400	3,005,496
Humana, Inc. (NON)	114,000	7,966,320
McKesson Corp.	62,700	3,686,133
Sun Healthcare Group, Inc. (NON)	120,300	2,010,213
WellCare Health Plans, Inc. (NON)	91,300	9,625,759
		78,476,790

Homebuilding (0.8%)
NVR, Inc. (NON)	19,700	9,263,925

Household Furniture and Appliances (1.0%)
Tempur-Pedic International, Inc.	312,400	11,168,300

Insurance (1.3%)
Allstate Corp. (The)	137,900	7,886,501
Amtrust Financial Services, Inc.	82,400	1,250,008
Arch Capital Group, Ltd. (Bermuda) (NON)	35,200	2,619,232
Markel Corp. (NON)	5,400	2,613,600
		14,369,341

Investment Banking/Brokerage (1.8%)
Affiliated Managers Group (NON)	36,500	4,654,115
Goldman Sachs Group, Inc. (The)	15,400	3,337,796
Lazard, Ltd. Class A (Bermuda)	92,700	3,930,480
Lehman Brothers Holdings, Inc.	107,200	6,617,456
State Street Corp.	36,400	2,481,024
		21,020,871

Leisure (0.1%)
Polaris Industries, Inc.	16,400	715,368

Lodging/Tourism (0.4%)
Choice Hotels International, Inc.	124,758	4,699,634

Machinery (1.6%)
Cummins, Inc.	29,800	3,811,122
Gardner Denver, Inc. (NON)	43,400	1,692,600
Manitowoc Co., Inc. (The)	144,900	6,416,172
Terex Corp. (NON)	31,410	2,796,118
Timken Co.	100,800	3,744,720
		18,460,732

Manufacturing (2.3%)
Acuity Brands, Inc.	78,200	3,947,536
ITT Corp.	167,700	11,391,861
Knoll, Inc.	168,094	2,981,988
Mettler-Toledo International, Inc. (Switzerland) (NON)	36,800	3,753,600
Roper Industries, Inc.	11,700	766,350
Teleflex, Inc.	44,800	3,490,816
		26,332,151

Media (0.9%)
Meredith Corp.	65,100	3,730,230
Viacom, Inc. Class B (NON)	59,119	2,303,867
Walt Disney Co. (The)	110,900	3,813,851
		9,847,948

Medical Technology (6.6%)
Baxter International, Inc.	236,200	13,293,336
Becton, Dickinson and Co.	184,600	15,146,430
C.R. Bard, Inc.	33,700	2,972,003
DENTSPLY International, Inc.	78,500	3,268,740

Hologic, Inc. (NON)	20,700	1,262,700
Hospira, Inc. (NON)	66,500	2,756,425
Kinetic Concepts, Inc. (NON)	90,400	5,087,712
Medtronic, Inc.	55,100	3,108,191
Meridian Bioscience, Inc.	105,286	3,192,272
Millipore Corp. (NON)	45,400	3,441,320
Nighthawk Radiology Holdings, Inc. (NON)	152,600	3,740,226
Pall Corp.	30,200	1,174,780
PerkinElmer, Inc.	40,700	1,188,847
Techne Corp. (NON)	50,400	3,179,232
Waters Corp. (NON)	187,200	12,527,424
		75,339,638

Metals (3.1%)
Agnico-Eagle Mines, Ltd. (Canada)	78,400	3,904,320
AK Steel Holding Corp. (NON)	80,000	3,516,000
Carpenter Technology Corp.	6,200	806,062
Cleveland-Cliffs, Inc.	127,500	11,216,175
Freeport-McMoRan Copper & Gold, Inc. Class B	74,000	7,761,860
Nucor Corp.	145,600	8,658,832
		35,863,249

Natural Gas Utilities (0.1%)
ONEOK, Inc.	35,400	1,677,960

Oil & Gas (3.6%)
Exxon Mobil Corp.	182,200	16,864,432
Frontier Oil Corp.	194,600	8,103,144
Holly Corp.	52,500	3,141,075
Penn West Energy Trust (Canada)	81,500	2,532,205
Tesoro Corp.	92,400	4,252,248
Unit Corp. (NON)	60,300	2,918,520
Western Refining, Inc.	66,513	2,699,098
		40,510,722

Pharmaceuticals (2.8%)
Biovail Corp. (Canada)	130,600	2,268,522
Cephalon, Inc. (NON)	88,500	6,465,810
Eli Lilly Co.	131,000	7,457,830
Endo Pharmaceuticals Holdings, Inc. (NON)	144,600	4,484,046
Johnson & Johnson	50,400	3,311,280
King Pharmaceuticals, Inc. (NON)	133,200	1,561,104
Salix Pharmaceuticals, Ltd. (NON)	215,100	2,671,542
Sepracor, Inc. (NON)	40,100	1,102,750
Watson Pharmaceuticals, Inc. (NON)	63,600	2,060,640
		31,383,524

Power Producers (0.7%)
Mirant Corp. (NON)	136,300	5,544,684
Reliant Resources, Inc. (NON)	89,300	2,286,080
		7,830,764

Publishing (0.4%)
McGraw-Hill Cos., Inc. (The)	88,200	4,490,262

Real Estate (1.4%)
CB Richard Ellis Group, Inc. Class A (NON)	376,300	10,476,192
Jones Lang LaSalle, Inc.	35,600	3,658,256
Taubman Centers, Inc. (R)	41,600	2,277,600
		16,412,048

Restaurants (2.5%)
Brinker International, Inc.	118,313	3,246,509
CBRL Group, Inc.	55,500	2,264,400
Darden Restaurants, Inc.	73,600	3,080,896
Domino's Pizza, Inc.	177,696	2,947,977
Jack in the Box, Inc. (NON)	41,200	2,671,408
McDonald's Corp.	251,700	13,710,099
		27,921,289

Retail (4.4%)
Big Lots, Inc. (NON)	307,800	9,184,752
Brown Shoe Co., Inc.	38,000	737,200
CROCS, Inc. (NON)	45,700	3,073,325
Dollar Tree Stores, Inc. (NON)	274,700	11,136,338
Dress Barn, Inc. (NON)	157,000	2,670,570
EZCORP, Inc. Class A (NON)	126,000	1,694,700
GameStop Corp. (NON)	44,600	2,513,210
Jos. A. Bank Clothiers, Inc. (NON)	59,300	1,981,806
NBTY, Inc. (NON)	83,200	3,377,920
Priceline.com, Inc. (NON)	36,335	3,224,731
RadioShack Corp.	347,800	7,185,548
TJX Cos., Inc. (The)	99,700	2,898,279
		49,678,379

Semiconductor (0.9%)
Lam Research Corp. (NON)	73,200	3,898,632

Teradyne, Inc. (NON)	397,100	5,479,980
Verigy, Ltd. (Singapore) (NON)	54,800	1,354,108
		10,732,720

Software (5.8%)
Autodesk, Inc. (NON)	275,400	13,761,738
BMC Software, Inc. (NON)	278,500	8,697,555
Cadence Design Systems, Inc. (NON)	279,200	6,195,448
Informatica Corp. (NON)	258,700	4,061,590
JDA Software Group, Inc. (NON)	83,300	1,720,978
Microsoft Corp.	932,600	27,474,395
Novell, Inc. (NON)	514,900	3,933,836
		65,845,540

Staffing (0.1%)
Heidrick & Struggles International, Inc. (NON)	17,308	630,877

Technology (0.3%)
ON Semiconductor Corp. (NON)	227,100	2,852,376

Technology Services (2.6%)
Accenture, Ltd. Class A (Bermuda)	324,411	13,057,543
Blue Coat Systems, Inc. (NON)	45,900	3,615,084
eBay, Inc. (NON)	50,800	1,982,216
Ingram Micro, Inc. Class A (NON)	151,500	2,970,915
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON)	107,600	4,003,796
Symantec Corp. (NON)	37,700	730,626
VeriSign, Inc. (NON)	97,100	3,276,154
		29,636,334

Telecommunications (2.6%)
Brightpoint, Inc. (NON)	245,640	3,687,056
CenturyTel, Inc.	121,800	5,629,596
Embarq Corp.	29,600	1,645,760
InterDigital, Inc. (NON)	99,000	2,057,220
j2 Global Communications, Inc. (NON)	227,800	7,455,894
NeuStar, Inc. Class A (NON)	59,000	2,023,110
NII Holdings, Inc. (NON)	56,100	4,608,615
Premiere Global Services, Inc. (NON)	201,000	2,542,650
		29,649,901

Telephone (0.4%)
AT&T, Inc.	94,500	3,998,295

Textiles (1.4%)
NIKE, Inc. Class B	229,800	13,480,068
Phillips-Van Heusen Corp.	21,400	1,123,072
Polo Ralph Lauren Corp.	14,500	1,127,375
		15,730,515

Tobacco (1.9%)
Altria Group, Inc.	171,700	11,938,301
Loews Corp. - Carolina Group	116,900	9,612,687
		21,550,988

Toys (0.7%)
Hasbro, Inc.	294,800	8,219,024

Waste Management (0.2%)
Republic Services, Inc.	35,700	1,167,747
Stericycle, Inc. (NON)	29,100	1,663,356
		2,831,103

TOTAL INVESTMENTS

Total investments (cost $1,050,899,388) (b)		$1,139,776,749

WRITTEN OPTIONS OUTSTANDING at 9/30/07 (premiums received $12,347) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Blue Coat Systems, Inc. (Call)	$4,590	Oct 07/$87.80	$12,347

NOTES

(a) Percentages indicated are based on net assets of $1,138,773,023.

(b) The aggregate identified cost on a tax basis is $1,053,223,508, resulting in gross unrealized appreciation and depreciation of $122,098,870 and $35,545,629, respectively, or net unrealized appreciation of $86,553,241.

(NON) Non-income-producing security.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $164,366 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $164,567,211 and $164,567,211, respectively.

(R) Real Estate Investment Trust.

At September 30, 2007, liquid assets totaling $403,002 have been designated as collateral for open options.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT New Value Fund

The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value

Aerospace and Defense (2.1%)
Boeing Co. (The)	62,300	$6,540,877
Lockheed Martin Corp.	61,668	6,690,361
		13,231,238

Airlines (0.7%)
AMR Corp. (NON) (S)	195,400	4,355,466

Banking (5.5%)
Bank of America Corp.	382,500	19,228,275
Commerce Bancorp, Inc.	92,800	3,598,784
PNC Financial Services Group	174,900	11,910,690
		34,737,749

Beverage (2.1%)
Molson Coors Brewing Co. Class B	31,500	3,139,605
Pepsi Bottling Group, Inc. (The)	261,400	9,716,238
		12,855,843

Building Materials (0.5%)
Masco Corp.	141,600	3,280,872

Chemicals (2.5%)
Huntsman Corp.	124,300	3,292,707
Rohm & Haas Co.	225,729	12,566,333
		15,859,040

Computers (2.1%)
Dell, Inc. (NON)	119,000	3,284,400
Hewlett-Packard Co.	192,800	9,599,512
		12,883,912

Conglomerates (3.8%)
Honeywell International, Inc.	159,700	9,497,359
Textron, Inc.	159,600	9,928,716
Tyco International, Ltd. (Bermuda)	101,325	4,492,751
		23,918,826

Consumer Finance (3.4%)
Capital One Financial Corp.	188,600	12,528,698
Countrywide Financial Corp.	454,097	8,632,384
		21,161,082

Consumer Goods (1.0%)
Clorox Co.	103,400	6,306,366

Consumer Services (0.8%)
Service Corporation International	380,300	4,905,870

Containers (0.7%)
Crown Holdings, Inc. (NON)	197,900	4,504,204

Electric Utilities (6.1%)
Edison International	220,000	12,199,000
FirstEnergy Corp.	102,200	6,473,348
PG&E Corp.	281,470	13,454,266
Sierra Pacific Resources	399,431	6,283,050
		38,409,664

Electronics (1.9%)
Intel Corp.	231,600	5,989,176
Tyco Electronics, Ltd. (Bermuda)	172,425	6,109,018
		12,098,194

Energy (0.8%)
Global Industries, Ltd. (NON)	195,711	5,041,515

Financial (10.2%)
AMBAC Financial Group, Inc.	74,500	4,686,795
Citigroup, Inc.	431,900	20,156,773
JPMorgan Chase & Co.	407,000	18,648,740
MGIC Investment Corp.	251,600	8,129,196
PMI Group, Inc. (The)	239,800	7,841,460
Radian Group, Inc.	202,800	4,721,184
		64,184,148

Food (1.1%)
Kraft Foods, Inc. Class A	190,791	6,584,197

Health Care Services (1.8%)
Aetna, Inc.	98,000	5,318,460
McKesson Corp.	106,500	6,261,135
		11,579,595

Homebuilding (0.7%)
Lennar Corp.	191,200	4,330,680

Household Furniture and Appliances (1.0%)
Whirlpool Corp.	66,900	5,960,790

Insurance (9.3%)
ACE, Ltd. (Bermuda)	165,900	10,048,563
Berkshire Hathaway, Inc. Class B (NON)	3,998	15,800,096
Chubb Corp. (The)	365,628	19,612,286
Genworth Financial, Inc. Class A	413,000	12,691,490
		58,152,435

Investment Banking/Brokerage (3.1%)
Bear Stearns Cos., Inc. (The)	112,300	13,791,563
Merrill Lynch & Co., Inc.	81,000	5,773,680
		19,565,243

Lodging/Tourism (1.0%)
Carnival Corp.	129,200	6,257,156

Machinery (0.8%)
Parker-Hannifin Corp.	41,900	4,685,677

Medical Technology (1.7%)
Boston Scientific Corp. (NON)	327,600	4,570,020
Covidien, Ltd. (Bermuda) (NON)	142,525	5,914,788
		10,484,808

Metals (2.5%)
Freeport-McMoRan Copper & Gold, Inc. Class B	58,700	6,157,043
Nucor Corp.	163,800	9,741,186
		15,898,229

Oil & Gas (12.2%)
BP PLC ADR (United Kingdom)	70,200	4,868,370
ConocoPhillips	156,500	13,736,005
Exxon Mobil Corp.	290,300	26,870,168
Marathon Oil Corp.	215,300	12,276,406
Occidental Petroleum Corp.	196,600	12,598,128
Valero Energy Corp.	92,100	6,187,278
		76,536,355

Pharmaceuticals (3.3%)
Pfizer, Inc.	628,900	15,364,027
Watson Pharmaceuticals, Inc. (NON)	155,300	5,031,720
		20,395,747

Photography/Imaging (0.5%)
Xerox Corp. (NON)	179,900	3,119,466

Publishing (1.9%)
Idearc, Inc.	174,390	5,488,053
R. R. Donnelley & Sons Co.	173,900	6,357,784
		11,845,837

Railroads (1.0%)
Norfolk Southern Corp.	126,500	6,566,615

Regional Bells (2.8%)
Verizon Communications, Inc.	395,500	17,512,740

Retail (3.3%)
Big Lots, Inc. (NON) (S)	239,541	7,147,903
Home Depot, Inc. (The)	181,900	5,900,836
OfficeMax, Inc.	143,500	4,917,745
Supervalu, Inc.	72,600	2,832,126
		20,798,610

Schools (0.4%)
Career Education Corp. (NON)	98,600	2,759,814

Software (0.5%)
Oracle Corp. (NON)	150,000	3,247,500

Telecommunications (1.8%)
Embarq Corp.	51,310	2,852,836
Sprint Nextel Corp.	446,800	8,489,200
		11,342,036

Tobacco (2.3%)
Altria Group, Inc.	206,500	14,357,946

Toys (1.0%)
Mattel, Inc. (S)	264,900	6,214,554

Waste Management (1.0%)
Waste Management, Inc.	161,500	6,095,010

Total common stocks (cost $507,935,631)		$622,025,029

SHORT-TERM INVESTMENTS (2.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$11,648,104	$11,629,350
Putnam Prime Money Market Fund (e)	1,785,887	1,785,887

Total short-term investments (cost $13,415,237)		$13,415,237

TOTAL INVESTMENTS

Total investments (cost $521,350,868) (b)		$635,440,266

NOTES

(a) Percentages indicated are based on net assets of $627,256,402.

(b) The aggregate identified cost on a tax basis is $525,596,274, resulting in gross unrealized appreciation and depreciation of $142,021,032 and $32,177,040, respectively, or net unrealized appreciation of $109,843,992.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $11,120,090. The fund received cash collateral of $11,629,350 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $86,931 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $99,683,729 and $97,972,235, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT OTC & Emerging Growth Fund
The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Advertising and Marketing Services (1.3%)
FTD Group, Inc.	70,400	$1,047,552

Aerospace and Defense (3.5%)
Alliant Techsystems, Inc. (NON) (S)	7,300	797,890
Curtiss-Wright Corp. (S)	14,000	665,000
Goodrich Corp.	10,400	709,592
L-3 Communications Holdings, Inc.	6,000	612,840
		2,785,322

Airlines (0.3%)
US Airways Group, Inc. (NON)	9,600	252,000

Automotive (1.0%)
BorgWarner, Inc.	6,100	558,333
Tenneco Automotive, Inc. (NON)	6,789	210,527
		768,860

Banking (1.2%)
New York Community Bancorp, Inc.	49,100	935,355

Basic Materials (0.5%)
Ceradyne, Inc. (NON)	5,500	416,570

Biotechnology (1.5%)
Medicines Co. (NON)	19,900	354,419
PDL BioPharma, Inc. (NON) (S)	38,400	829,824
		1,184,243

Building Materials (0.9%)
Genlyte Group, Inc. (The) (NON)	4,790	307,805
Sherwin-Williams Co. (The)	6,200	407,402
		715,207

Chemicals (2.6%)
Albemarle Corp.	15,400	680,680
Lubrizol Corp. (The)	6,200	403,372
Sigma-Adrich Corp.	10,100	492,274
Terra Industries, Inc. (NON)	17,500	547,050
		2,123,376

Commercial and Consumer Services (4.8%)
Chemed Corp.	6,300	391,608
Jackson Hewitt Tax Service, Inc.	34,000	950,640
Morningstar, Inc. (NON)	4,300	264,020
Pre-Paid Legal Services, Inc. (NON)	10,277	569,962
URS Corp. (NON)	14,000	790,300
Watson Wyatt Worldwide, Inc. Class A	20,400	916,776
		3,883,306

Communications Equipment (1.6%)
Comtech Telecommunications Corp. (NON)	8,300	443,967
F5 Networks, Inc. (NON)	10,300	383,057
Harris Corp.	8,368	483,587
		1,310,611

Computers (5.6%)
Agilysys, Inc.	14,961	252,841
ANSYS, Inc. (NON)	25,000	854,250
Avocent Corp. (NON)	23,400	681,408
Electronics for Imaging, Inc. (NON)	22,100	593,606
Insight Enterprises, Inc. (NON)	15,200	392,312
Jack Henry & Associates, Inc.	35,300	912,858
National Instruments Corp.	24,300	834,219
		4,521,494

Construction (1.0%)
Chicago Bridge & Iron Co., NV (Netherlands)	19,900	856,894

Consumer Goods (0.7%)
Jarden Corp. (NON)	19,400	600,236

Consumer Services (1.8%)
Nutri/System, Inc. (NON) (S)	15,900	745,551
SRA International, Inc. Class A (NON)	14,500	407,160
WebMD Health Corp. Class A (NON)	5,231	272,535
		1,425,246

Electronics (7.6%)
Altera Corp. (S)	35,400	852,432
Amphenol Corp. Class A	19,200	763,392
Avnet, Inc. (NON)	30,600	1,219,716
General Cable Corp. (NON)	7,500	503,400
Intermec, Inc. (NON)	14,560	380,307
Mentor Graphics Corp. (NON)	45,500	687,050
Silicon Laboratories, Inc. (NON)	9,700	405,072
Spreadtrum Communications, Inc. ADR (China) (NON)	21,400	303,880
Trimble Navigation, Ltd. (NON)	13,200	517,572
TTM Technologies, Inc. (NON)	39,200	453,544
		6,086,365

Energy (6.7%)
Cameron International Corp. (NON)	10,900	1,005,961
ENSCO International, Inc.	11,000	617,100
FMC Technologies, Inc. (NON)	11,600	668,856
Grant Prideco, Inc. (NON)	14,410	785,633
Helix Energy Solutions Group, Inc. (NON)	8,100	343,926
National-Oilwell Varco, Inc. (NON)	5,300	765,850
Smith International, Inc.	10,300	735,420
Tidewater, Inc.	7,500	471,300
		5,394,046

Energy (Other) (1.0%)
JA Solar Holdings Co., Ltd. ADR (China) (NON)	4,801	215,805
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	15,600	622,440
		838,245

Engineering & Construction (1.8%)
McDermott International, Inc. (NON)	26,100	1,411,488

Entertainment (0.5%)
Town Sports International Holdings, Inc. (NON)	26,300	400,023

Environmental (1.4%)
Foster Wheeler, Ltd. (NON)	8,600	1,129,008

Financial (3.0%)
Advanta Corp. Class B	13,200	361,944
FCStone Group, Inc. (NON)	6,892	222,405
Intercontinental Exchange, Inc. (NON)	6,500	987,350
Nasdaq Stock Market, Inc. (The) (NON)	22,600	851,568
		2,423,267

Health Care Services (7.8%)
Amedisys, Inc. (NON)	20,800	799,136
Charles River Laboratories International, Inc. (NON)	10,900	612,035
DaVita, Inc. (NON)	18,200	1,149,876
Health Net, Inc. (NON)	8,800	475,640
Laboratory Corp. of America Holdings (NON) (S)	17,100	1,337,733
LifePoint Hospitals, Inc. (NON)	11,131	334,041
Lincare Holdings, Inc. (NON)	24,200	886,930
WellCare Health Plans, Inc. (NON)	6,200	653,666
		6,249,057

Household Furniture and Appliances (1.3%)
Select Comfort Corp. (NON) (S)	18,400	256,680
Whirlpool Corp.	9,200	819,720
		1,076,400

Insurance (0.4%)
Hilb, Rogal & Hamilton Co.	7,600	329,308

Investment Banking/Brokerage (1.3%)
Affiliated Managers Group (NON)	3,800	484,538
MF Global, Ltd. (NON)	19,837	575,273
		1,059,811

Lodging/Tourism (0.5%)
Wyndham Worldwide Corp.	13,100	429,156

Machinery (3.8%)
AGCO Corp. (NON)	11,100	563,547
Gardner Denver, Inc. (NON)	8,900	347,100
Lincoln Electric Holdings, Inc.	12,900	1,001,169
Manitowoc Co., Inc. (The)	5,130	227,156
Parker-Hannifin Corp.	8,000	894,640
		3,033,612

Manufacturing (1.0%)
Actuant Corp. Class A (S)	12,900	838,113

Medical Technology (5.4%)
C.R. Bard, Inc.	9,400	828,986
DENTSPLY International, Inc.	18,900	786,996

Hospira, Inc. (NON)	15,200	630,040
Kinetic Concepts, Inc. (NON)	7,190	404,653
Meridian Bioscience, Inc.	8,100	245,592
Respironics, Inc. (NON)	19,300	926,979
Waters Corp. (NON)	7,800	521,976
		4,345,222

Metals (3.0%)
Cleveland-Cliffs, Inc.	7,600	668,572
PAN American Silver Corp. (Canada) (NON)	19,500	563,550
Quanex Corp.	11,900	559,062
Steel Dynamics, Inc.	13,504	630,637
		2,421,821

Oil & Gas (2.9%)
Compagnie Generale de Geophysique-Veritas SA ADR
(France) (NON)	10,200	663,918
Helmerich & Payne, Inc.	18,500	607,355
Tesoro Corp.	23,900	1,099,878
		2,371,151

Pharmaceuticals (3.5%)
Cephalon, Inc. (NON) (S)	16,200	1,183,572
Salix Pharmaceuticals, Ltd. (NON) (S)	47,122	585,255
Sepracor, Inc. (NON)	20,400	561,000
Valeant Pharmaceuticals International (NON)	29,100	450,468
		2,780,295

Restaurants (0.9%)
Domino's Pizza, Inc.	21,100	350,049
Sonic Corp. (NON)	15,200	355,680
		705,729

Retail (5.5%)
Abercrombie & Fitch Co. Class A	10,500	847,350
Aeropostale, Inc. (NON)	25,400	484,124
Brown Shoe Co., Inc.	19,300	374,420
CROCS, Inc. (NON)	6,100	410,225
Dress Barn, Inc. (NON) (S)	31,600	537,516
Expedia, Inc. (NON)	14,600	465,448
USANA Health Sciences, Inc. (NON) (S)	20,100	879,375
Wolverine World Wide, Inc.	15,100	413,740
		4,412,198

Schools (1.0%)
Apollo Group, Inc. Class A (NON)	7,300	439,095
Career Education Corp. (NON)	12,100	338,679
		777,774

Semiconductor (1.6%)
Advanced Energy Industries, Inc. (NON)	29,100	439,410
Brooks Automation, Inc. (NON)	4,751	67,654
Lam Research Corp. (NON)	10,500	559,230
Mattson Technology, Inc. (NON)	21,543	186,347
		1,252,641

Shipping (0.6%)
Omega Navigation Enterprises, Inc. (Marshall Islands)
(S)	24,600	490,278

Software (2.6%)
BMC Software, Inc. (NON)	15,400	480,942
Cadence Design Systems, Inc. (NON) (S)	24,300	539,218
Informatica Corp. (NON)	37,600	590,320
JDA Software Group, Inc. (NON)	23,200	479,312
		2,089,792

Technology (1.5%)
Affiliated Computer Services, Inc. Class A (NON)	11,600	582,784
ON Semiconductor Corp. (NON) (S)	50,900	639,305
		1,222,089

Technology Services (1.0%)
DST Systems, Inc. (NON) (S)	9,800	840,938

Telecommunications (0.5%)
j2 Global Communications, Inc. (NON)	13,448	440,153

Textiles (0.9%)
Maidenform Brands, Inc. (NON)	44,790	711,265

Toys (0.4%)
RC2 Corp. (NON)	10,600	293,514

Transportation Services (0.8%)
Landstar Systems, Inc.	16,100	675,717

Total common stocks (cost $69,250,236)		$79,354,748

SHORT-TERM INVESTMENTS (13.6%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$8,490,406	$8,476,736
Putnam Prime Money Market Fund (e)	2,458,200	2,458,200

Total short-term investments (cost $10,934,936)		$10,934,936

TOTAL INVESTMENTS

Total investments (cost $80,185,172) (b)		$90,289,684

NOTES

(a) Percentages indicated are based on net assets of $80,526,334.

(b) The aggregate identified cost on a tax basis is $80,283,590 resulting in gross unrealized appreciation and depreciation of $11,900,514 and $1,894,420 respectively, or net unrealized appreciation of $10,006,094.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $8,180,578. Certain of these securities were sold prior to period-end. The fund received cash collateral of $8,476,736 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $96,695 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $36,485,710 and $34,851,549 respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Research Fund

The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Advertising and Marketing Services (1.1%)
Omnicom Group, Inc.	36,300	$1,745,667

Aerospace and Defense (2.9%)
Boeing Co. (The)	24,200	2,540,758
Lockheed Martin Corp.	18,600	2,017,914
		4,558,672

Airlines (1.2%)
AMR Corp. (NON) (S)	44,300	987,447
JetBlue Airways Corp. (NON) (S)	89,000	820,580
		1,808,027

Automotive (0.6%)
Harley-Davidson, Inc.	21,500	993,515

Banking (5.3%)
Bank of America Corp. (SEG)	101,400	5,097,377
Commerce Bancorp, Inc.	19,500	756,210
Wells Fargo & Co.	68,700	2,447,094
		8,300,681

Beverage (1.1%)
PepsiCo, Inc.	23,200	1,699,632

Biotechnology (2.8%)
Amgen, Inc. (NON)	36,100	2,042,177
Biogen Idec, Inc. (NON)	17,200	1,140,876
Genzyme Corp. (NON)	20,100	1,245,396
		4,428,449

Building Materials (0.6%)
American Standard Cos., Inc.	27,700	986,674

Chemicals (0.6%)
Celanese Corp. Ser. A	25,500	993,990

Communications Equipment (2.9%)
Cisco Systems, Inc. (NON)	113,700	3,764,607
Corning, Inc.	31,500	776,475
		4,541,082

Computers (3.1%)
Apple Computer, Inc. (NON)	4,400	675,576
EMC Corp. (NON)	47,600	990,080
IBM Corp.	22,600	2,662,280
Sun Microsystems, Inc. (NON) (S)	93,500	524,535
		4,852,471

Conglomerates (1.3%)
Danaher Corp. (S)	19,900	1,645,929
Tyco International, Ltd. (Bermuda)	9,925	440,075
		2,086,004

Consumer Finance (3.6%)
Capital One Financial Corp.	48,500	3,221,855
Countrywide Financial Corp.	123,800	2,353,438
		5,575,293

Consumer Goods (3.5%)
Clorox Co.	35,100	2,140,749
Procter & Gamble Co. (The)	48,100	3,383,354
		5,524,103

Consumer Services (0.8%)
Liberty Media Holding Corp. - Interactive Class A (NON)	67,600	1,298,596

Electric Utilities (3.7%)
Edison International	27,085	1,501,863
Entergy Corp.	13,600	1,472,744
Exelon Corp.	23,200	1,748,352
PG&E Corp.	22,600	1,080,280
		5,803,239

Electronics (1.6%)
Atmel Corp. (NON)	164,800	850,368
Motorola, Inc.	44,500	824,585
Texas Instruments, Inc.	24,600	900,114
		2,575,067

Energy (1.9%)

Cameron International Corp. (NON)	10,900	1,005,961
Global Industries, Ltd. (NON)	32,100	826,896
National-Oilwell Varco, Inc. (NON)	7,500	1,083,750
		2,916,607

Financial (1.5%)
MGIC Investment Corp.	21,600	697,896
PMI Group, Inc. (The)	20,800	680,160
Radian Group, Inc.	41,000	954,480
		2,332,536

Food (0.1%)
Kraft Foods, Inc. Class A	4,904	169,237

Health Care Services (2.3%)
Cardinal Health, Inc.	12,400	775,372
CIGNA Corp.	13,100	698,099
Health Management Associates, Inc. Class A	60,000	416,400
McKesson Corp.	9,500	558,505
WellPoint, Inc. (NON)	14,700	1,160,124
		3,608,500

Insurance (3.7%)
American International Group, Inc.	74,100	5,012,865
Genworth Financial, Inc. Class A	26,600	817,418
		5,830,283

Investment Banking/Brokerage (5.6%)
Bear Stearns Cos., Inc. (The)	22,800	2,800,068
BlackRock, Inc.	5,500	953,755
Goldman Sachs Group, Inc. (The)	15,200	3,294,448
Lehman Brothers Holdings, Inc.	29,500	1,821,035
		8,869,306

Lodging/Tourism (1.6%)
Carnival Corp.	8,400	406,812
Wyndham Worldwide Corp.	62,700	2,054,052
		2,460,864

Machinery (1.8%)
Caterpillar, Inc.	20,400	1,599,972
Terex Corp. (NON)	13,200	1,175,064
		2,775,036

Manufacturing (0.9%)
Illinois Tool Works, Inc. (S)	25,000	1,491,000

Medical Technology (2.9%)
Becton, Dickinson and Co.	12,900	1,058,445
Boston Scientific Corp. (NON)	77,900	1,086,705
Covidien, Ltd. (Bermuda) (NON)	21,325	884,988
Medtronic, Inc.	15,300	863,073
St. Jude Medical, Inc. (NON)	13,900	612,573
		4,505,784

Metals (2.5%)
Freeport-McMoRan Copper & Gold, Inc. Class B	11,900	1,248,191
Nucor Corp.	26,800	1,593,796
United States Steel Corp.	10,200	1,080,588
		3,922,575

Oil & Gas (9.4%)
BP PLC ADR (United Kingdom)	22,100	1,532,635
ConocoPhillips	38,600	3,387,922
Devon Energy Corp.	17,800	1,480,960
Exxon Mobil Corp.	23,700	2,193,672
Marathon Oil Corp.	45,200	2,577,304
Occidental Petroleum Corp.	26,500	1,698,120
Valero Energy Corp.	28,400	1,907,912
		14,778,525

Pharmaceuticals (3.7%)
Barr Pharmaceuticals, Inc. (NON)	13,800	785,358
Johnson & Johnson	47,700	3,133,890
Pfizer, Inc.	74,100	1,810,263
		5,729,511

Publishing (2.0%)
Idearc, Inc.	37,475	1,179,338
McGraw-Hill Cos., Inc. (The)	39,400	2,005,854
		3,185,192

Railroads (0.6%)
Norfolk Southern Corp.	18,800	975,908

Real Estate (0.5%)
CB Richard Ellis Group, Inc. Class A (NON)	28,400	790,656

Regional Bells (2.2%)

Verizon Communications, Inc.	79,400	3,515,832

Restaurants (0.7%)
Starbucks Corp. (NON)	9,200	241,040
Yum! Brands, Inc.	26,000	879,580
		1,120,620

Retail (4.8%)
Best Buy Co., Inc.	40,000	1,840,800
JC Penney Co., Inc. (Holding Co.)	13,200	836,484
Lowe's Cos., Inc.	48,600	1,361,772
Nordstrom, Inc.	20,900	980,001
Ross Stores, Inc.	23,400	599,976
Staples, Inc.	86,000	1,848,140
		7,467,173

Schools (0.6%)
Apollo Group, Inc. Class A (NON)	15,100	908,265

Semiconductor (0.2%)
KLA-Tencor Corp.	6,900	384,882

Software (4.8%)
Adobe Systems, Inc. (NON)	40,200	1,755,132
Microsoft Corp.	126,700	3,732,582
Oracle Corp. (NON)	68,000	1,472,200
Parametric Technology Corp. (NON)	36,800	641,056
		7,600,970

Technology Services (3.3%)
Accenture, Ltd. Class A (Bermuda)	28,600	1,151,150
Computer Sciences Corp. (NON)	28,800	1,609,920
Convergys Corp. (NON)	20,800	361,088
eBay, Inc. (NON) (S)	31,100	1,213,522
Symantec Corp. (NON) (S)	46,200	895,356
		5,231,036

Telecommunications (1.6%)
Sprint Nextel Corp.	127,500	2,422,500

Tobacco (1.4%)
Altria Group, Inc.	32,100	2,231,913

Transportation Services (0.9%)
United Parcel Service, Inc. Class B	19,600	1,471,960

Trucks & Parts (0.5%)
WABCO Holdings, Inc.	15,400	719,950

Waste Management (0.7%)
Waste Management, Inc.	27,700	1,045,398

Total common stocks (cost $146,753,346)		$156,233,181

SHORT-TERM INVESTMENTS (3.8%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	741,149	$ 741,149
Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$5,313,114	5,304,560

Total short-term investments (cost $6,045,709)		$6,045,709

TOTAL INVESTMENTS

Total investments (cost $152,799,055)(b)		$162,278,890

FORWARD CURRENCY CONTRACTS TO BUY at	9/30/07 (aggregate face value $4,041) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Japanese Yen	$4,176	$4,041	11/21/07	$135

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/07 (aggregate face value $1,738,521) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

British Pound	$1,756,726	$1,734,475	12/19/07	$(22,251)
Japanese Yen	4,176	4,046	11/21/07	(130)

Total				$(22,381)

FUTURES CONTRACTS OUTSTANDING at 9/30/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	2	$769,050	Dec-07	$443

NOTES

(a) Percentages indicated are based on net assets of $157,117,227.

(b) The aggregate identified cost on a tax basis is $153,055,475, resulting in gross unrealized appreciation and depreciation of $17,722,435 and $8,499,020, respectively, or net unrealized appreciation of $9,223,415.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $5,163,172. Certain of these securities were sold prior to period-end. The fund received cash collateral of $5,304,560 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $42,347 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $28,277,341 and $29,161,584, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

At September 30, 2007, liquid assets totaling $224,516 have been designated as collateral for open forward contracts and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Small Cap Value Fund

The fund's portfolio 9/30/07 (Unaudited)

COMMON STOCKS (100.0%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Nu Skin Enterprises, Inc. Class A	214,011	$3,458,418

Aerospace and Defense (1.8%)
DRS Technologies, Inc.	56,800	3,130,816
Innovative Solutions & Support, Inc. (NON) (S)	198,700	3,769,339
Teledyne Technologies, Inc. (NON)	60,700	3,240,773
		10,140,928

Airlines (0.8%)
SkyWest, Inc.	172,300	4,336,791

Automotive (1.5%)
American Axle & Manufacturing Holdings, Inc. (S)	118,500	2,992,125
ArvinMeritor, Inc. (S)	206,200	3,468,284
Midas, Inc. (NON)	100,414	1,894,812
		8,355,221

Banking (7.5%)
BancTec, Inc. 144A (F)(NON)	456,900	3,655,200
BankUnited Financial Corp. Class A	183,900	2,857,806
Citizens Republic Bancorp, Inc.	177,382	2,857,624
City Holding Co.	81,700	2,974,697
Colonial Bancgroup, Inc.	160,600	3,472,172
Columbia Banking Systems, Inc.	98,700	3,140,634
East West Bancorp, Inc.	87,600	3,150,096
FirstFed Financial Corp. (NON)	53,300	2,641,015
Flagstar Bancorp, Inc.	109,024	1,060,804
Hanmi Financial Corp.	191,700	2,969,433
PFF Bancorp, Inc.	191,200	2,933,008
Provident Bankshares Corp.	99,800	3,126,734
Sterling Bancshares, Inc.	274,750	3,134,898
Webster Financial Corp.	75,100	3,163,212
		41,137,333

Basic Materials (0.7%)
Ameron International Corp.	38,230	4,043,587

Building Materials (2.7%)
Comfort Systems USA, Inc.	258,500	3,670,700
Goodman Global, Inc. (NON)	159,900	3,818,412
Interface, Inc. Class A (S)	204,900	3,698,445
Lennox International, Inc.	117,412	3,968,526
		15,156,083

Chemicals (4.2%)
Schulman (A.), Inc.	116,800	2,304,464
Airgas, Inc.	71,000	3,665,730
Olin Corp.	179,100	4,008,258
Omnova Solutions, Inc. (NON)	584,690	3,379,508
RPM, Inc.	157,200	3,764,940
Spartech Corp.	142,600	2,432,756
UAP Holding Corp.	116,720	3,660,339
		23,215,995

Commercial and Consumer Services (2.2%)
Aaron Rents, Inc.	109,620	2,444,526
Advance America Cash Advance Centers, Inc.	229,800	2,451,966
Maximus, Inc.	73,500	3,203,130
URS Corp. (NON) (S)	72,500	4,092,625
		12,192,247

Communications Equipment (1.3%)
Belden CDT, Inc.	75,400	3,537,014
Gilat Satellite Networks, Ltd. (Israel) (NON)	363,773	3,710,485
		7,247,499

Computers (2.8%)
Agilysys, Inc.	189,945	3,210,071
Emulex Corp. (NON)	162,800	3,120,876
Monotype Imaging Holdings, Inc. (NON)	260,670	3,279,229
Smart Modular Technologies WWH, Inc. (NON)	362,900	2,594,735
Xyratex, Ltd. (Bermuda) (NON)	162,300	3,114,537
		15,319,448

Conglomerates (1.6%)
AMETEK, Inc.	108,350	4,682,887
Crane Co.	85,300	4,091,841
		8,774,728

Construction (0.7%)
Drew Industries, Inc. (NON)	92,400	3,758,832

Consumer Finance (0.7%)
Capital Trust, Inc. Class A (R)	102,949	3,654,690

Consumer Goods (0.6%)
Prestige Brands Holdings, Inc. (NON)	280,000	3,074,400

Consumer Services (0.4%)
Stamps.com, Inc. (NON)	190,700	2,282,679

Distribution (1.2%)
Spartan Stores, Inc.	159,900	3,602,547
Watsco, Inc.	62,300	2,892,589
		6,495,136

Electric Utilities (1.3%)
Black Hills Corp.	89,892	3,687,370
Westar Energy, Inc. (S)	149,000	3,659,440
		7,346,810

Electrical Equipment (0.5%)
WESCO International, Inc. (NON)	69,200	2,971,448

Electronics (5.9%)
Avnet, Inc. (NON)	65,297	2,602,738
Benchmark Electronics, Inc. (NON) (S)	172,965	4,128,675
Directed Electronics, Inc. (NON) (S)	427,051	1,703,933
General Cable Corp. (NON)	47,363	3,179,005
Mentor Graphics Corp. (NON)	73,100	1,103,810
Microsemi Corp. (NON) (S)	147,100	4,101,148
MoSys, Inc. (NON) (S)	374,012	2,640,525
Park Electrochemical Corp.	118,200	3,969,156
Technitrol, Inc.	81,300	2,191,035
TTM Technologies, Inc. (NON) (S)	328,400	3,799,588
X-Rite, Inc.	226,800	3,274,992
		32,694,605

Energy (2.4%)
Exterran Holdings, Inc. (NON) (S)	38,000	3,052,920
GulfMark Offshore, Inc. (NON)	113,700	5,532,642
Tidewater, Inc. (S)	76,000	4,775,840
		13,361,402

Entertainment (0.5%)
Carmike Cinemas, Inc. (S)	138,100	2,536,897

Financial (1.5%)
Advanta Corp. Class B	194,400	5,330,448
Financial Federal Corp.	96,100	2,691,761
		8,022,209

Food (1.0%)
Ruddick Corp. (S)	160,300	5,376,462

Forest Products and Packaging (1.2%)
Grief, Inc. Class A	28,600	1,735,448
Silgan Holdings, Inc.	43,424	2,334,040
Universal Forest Products, Inc.	82,600	2,469,740
		6,539,228

Health Care Services (3.0%)
AMERIGROUP Corp. (NON)	107,300	3,699,704
AMN Healthcare Services, Inc. (NON) (S)	145,400	2,723,342
Healthspring, Inc. (NON) (S)	202,970	3,957,915
Hooper Holmes, Inc. (NON)	1,137,700	2,684,972
Pediatrix Medical Group, Inc. (NON)	52,200	3,414,924
		16,480,857

Household Furniture and Appliances (0.8%)
Tempur-Pedic International, Inc. (S)	128,719	4,601,704

Insurance (8.4%)
American Equity Investment Life Holding Co.	393,900	4,195,035
Commerce Group, Inc. (S)	89,900	2,649,353
FBL Financial Group, Inc. Class A	88,305	3,487,164
Fremont General Corp.	180,200	702,780
Infinity Property & Casualty Corp.	64,800	2,606,256
Landamerica Financial Group, Inc.	47,900	1,867,142
Navigators Group, Inc. (NON)	75,900	4,117,575
Philadelphia Consolidated Holding Corp. (NON)	98,000	4,051,320
Phoenix Companies, Inc. (The)	99,200	1,399,712
Presidential Life Corp.	198,830	3,372,157
Safety Insurance Group, Inc.	97,100	3,489,774

Selective Insurance Group	175,252	3,729,363
State Auto Financial Corp.	107,000	3,129,750
Stewart Information Services	61,200	2,097,324
Triad Guaranty, Inc. (NON)	78,300	1,485,351
Zenith National Insurance Corp.	85,850	3,853,807
		46,233,863

Investment Banking/Brokerage (1.7%)
MCG Capital Corp.	235,800	3,393,162
SWS Group, Inc.	147,900	2,616,351
TradeStation Group, Inc. (NON)	308,000	3,594,360
		9,603,873

Leisure (1.1%)
Arctic Cat, Inc. (S)	155,676	2,546,859
Monaco Coach Corp.	234,607	3,291,536
		5,838,395

Machinery (2.1%)
Applied Industrial Technologies, Inc.	101,200	3,119,996
Gardner Denver, Inc. (NON)	74,422	2,902,458
Imation Corp.	101,000	2,477,530
Tennant Co.	65,549	3,192,236
		11,692,220

Manufacturing (1.6%)
EnPro Industries, Inc. (NON) (S)	74,800	3,036,880
Gehl, Co. (NON)	114,493	2,556,629
Smith (A.O.) Corp.	71,900	3,154,972
		8,748,481

Media (0.4%)
Journal Communications, Inc. Class A	247,500	2,346,300

Medical Technology (2.4%)
Cutera, Inc. (NON)	52,980	1,388,606
Datascope Corp.	83,000	2,806,230
Hanger Orthopedic Group, Inc. (NON)	218,261	2,472,897
PSS World Medical, Inc. (NON) (S)	169,500	3,242,535
Vital Signs, Inc.	62,620	3,265,007
		13,175,275

Metal Fabricators (1.3%)
Mueller Industries, Inc.	104,692	3,783,569
USEC, Inc. (NON) (S)	322,010	3,300,603
		7,084,172

Metals (1.9%)
Haynes International, Inc. (NON)	23,200	1,980,584
Quanex Corp.	88,500	4,157,730
Steel Dynamics, Inc. (S)	91,900	4,291,730
		10,430,044

Natural Gas Utilities (1.2%)
Energen Corp.	77,500	4,426,800
Laclede Group, Inc. (The)	72,000	2,324,160
		6,750,960

Office Equipment & Supplies (0.5%)
Ennis Inc.	115,400	2,543,416

Oil & Gas (3.3%)
Cabot Oil & Gas Corp. Class A	111,800	3,930,888
Energy Partners, Ltd. (NON)	213,600	3,135,648
Pioneer Drilling Co. (NON)	260,700	3,175,326
St. Mary Land & Exploration Co. (S)	115,160	4,107,757
Swift Energy Co. (NON)	97,500	3,989,700
		18,339,319

Pharmaceuticals (1.6%)
Alpharma, Inc. Class A (S)	89,500	1,911,720
Owens & Minor, Inc.	62,500	2,380,625
Sciele Pharma, Inc. (NON) (S)	176,800	4,600,336
		8,892,681

Photography/Imaging (0.6%)
Ikon Office Solutions, Inc.	248,989	3,199,509

Publishing (0.5%)
GateHouse Media, Inc. (S)	197,720	2,520,930

Real Estate (4.9%)
Arbor Realty Trust, Inc (R)	193,400	3,653,326
Deerfield Triarc Capital Corp. (R)	314,300	2,844,415
DiamondRock Hospitality Co. (R)	165,970	2,889,538
Entertainment Properties Trust (R)	62,962	3,198,470

Getty Realty Corp. (R)	146,600	3,987,520
Grubb & Ellis Co. (NON)	15,754	146,512
Hersha Hospitality Trust (R)	264,000	2,613,600
M/I Schottenstein Homes, Inc.	85,000	1,180,650
National Health Investors, Inc. (R)	84,330	2,606,640
NorthStar Realty Finance Corp. (R)	279,400	2,774,442
RAIT Investment Trust (R)	143,000	1,176,890
		27,072,003

Restaurants (0.1%)
Landry's Restaurants, Inc. (S)	20,100	531,846

Retail (5.1%)
Cache, Inc. (NON)	164,150	2,930,072
CSK Auto Corp. (NON)	294,500	3,136,425
Haverty Furniture Cos., Inc. (S)	214,900	1,884,673
Jos. A. Bank Clothiers, Inc. (NON) (S)	110,900	3,706,278
Nash Finch Co. (S)	64,600	2,573,018
Nautilus, Inc. (S)	293,951	2,342,789
Sonic Automotive, Inc.	77,232	1,848,934
Stage Stores, Inc.	174,550	3,182,047
Toro Co. (The)	56,300	3,312,129
Wolverine World Wide, Inc. (S)	127,550	3,494,870
		28,411,235

Semiconductor (2.8%)
Brooks Automation, Inc. (NON)	218,828	3,116,111
Cohu, Inc.	130,500	2,446,875
GSI Group, Inc. (Canada) (NON)	204,976	2,316,229
Standard Microsystems Corp. (NON)	114,601	4,402,970
Ultra Clean Holdings (NON)	210,955	3,101,039
		15,383,224

Shipping (0.6%)
Arkansas Best Corp. (S)	102,300	3,341,118

Software (0.9%)
Chordiant Software, Inc. (NON)	135,200	1,873,872
Parametric Technology Corp. (NON)	187,500	3,266,250
		5,140,122

Staffing (1.4%)
Gevity HR, Inc.	142,400	1,459,600
Kforce, Inc. (NON) (S)	241,449	3,105,034
MPS Group, Inc. (NON)	277,700	3,096,355
		7,660,989

Technology (0.7%)
CACI International, Inc. Class A (NON)	70,400	3,596,736

Technology Services (0.8%)
United Online, Inc. (S)	287,100	4,309,371

Telecommunications (3.2%)
Brightpoint, Inc. (NON) (S)	302,950	4,547,280
Centennial Communications Corp. (NON)	329,200	3,331,504
Consolidated Communications Holdings, Inc.	182,241	3,573,746
Earthlink, Inc. (NON)	409,818	3,245,759
GeoEye, Inc. (NON)	123,200	3,172,400
		17,870,689

Textiles (1.0%)
Phillips-Van Heusen Corp.	60,100	3,154,048
Unifirst Corp.	69,520	2,604,219
		5,758,267

Transportation Services (0.5%)
Landstar Systems, Inc.	70,800	2,971,476

Total common stocks (cost $436,810,675)		$552,022,151

SHORT-TERM INVESTMENTS (15.0%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	3,689,080	$3,689,080
Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$78,997,945	78,870,756

Total short-term investments (cost $82,559,836)		$82,559,836

TOTAL INVESTMENTS

Total investments (cost $519,370,511) (b)		$634,581,987

NOTES

(a) Percentages indicated are based on net assets of $552,054,532.

(b) The aggregate identified cost on a tax basis is $552,219,646 resulting in gross unrealized appreciation and depreciation of $151,835,774 and $39,473,433, respectively, or net unrealized appreciation of $112,362,341.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $75,168,190. The fund received cash collateral of $78,870,756 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $384,034 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $156,799,194 and $169,037,385, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Utilities Growth and Income Fund
The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Electric Utilities (63.6%)
Alliant Energy Corp.	87,558	$3,355,223
American Electric Power Co., Inc.	59,800	2,755,584
Chubu Electric Power, Inc. (Japan)	72,000	1,863,234
CMS Energy Corp. (S)	272,717	4,587,100
Consolidated Edison, Inc.	59,200	2,740,960
Constellation Energy Group, Inc.	108,414	9,300,837
Dominion Resources, Inc.	149,273	12,583,714
DPL, Inc.	140,752	3,696,148
DTE Energy Co. (S)	100,200	4,853,688
Duke Energy Corp.	465,826	8,706,288
E.On AG (Germany)	17,589	3,254,174
Edison International	222,615	12,344,002
Electric Power Development Co. (Japan)	11,500	447,512
Electricite de France (France)	36,047	3,813,940
Enel SpA (Italy)	483,471	5,477,526
Entergy Corp.	159,214	17,241,284
Exelon Corp.	382,615	28,833,866
FirstEnergy Corp.	200,035	12,670,217
FPL Group, Inc.	215,693	13,131,390
Iberdrola SA (Spain)	71,642	4,211,710
ITC Holdings Corp.	64,000	3,171,200
Kansai Electric Power, Inc. (Japan)	49,100	1,121,035
Kyushu Electric Power Co., Inc. (Japan)	28,300	749,086
Northeast Utilities	130,425	3,726,242
PG&E Corp.	297,279	14,209,936
Progress Energy, Inc.	76,032	3,562,099
Public Service Enterprise Group, Inc.	142,988	12,581,514
RWE AG (Germany)	34,105	4,292,202
SCANA Corp.	39,400	1,526,356
Sierra Pacific Resources	274,058	4,310,932
Southern Co. (The)	191,368	6,942,831
Spectra Energy Corp.	206,013	5,043,198
Suez SA (France)	89,567	5,278,270
Tohoku Electric Power Co., Inc. (Japan)	22,900	489,393
TransAlta Corp. (Canada)	21,623	681,296
TXU Corp.	87,998	6,025,223
Wisconsin Energy Corp.	171,804	7,736,334
		237,315,544

Energy (Other) (1.7%)
Comverge, Inc. (NON) (S)	38,950	1,279,897
Covanta Holding Corp. (NON)	57,054	1,398,394
First Solar, Inc. (NON)	11,147	1,312,448
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	34,400	1,372,560
Trina Solar, Ltd. ADR (China) (NON) (S)	14,776	841,789
		6,205,088

Engineering & Construction (1.1%)
Bouygues SA (France)	48,622	4,196,719

Natural Gas Utilities (10.7%)
Centrica PLC (United Kingdom)	407,582	3,171,797
Energen Corp.	44,600	2,547,552
Equitable Resources, Inc.	151,777	7,872,673
MDU Resources Group, Inc.	109,344	3,044,137
Osaka Gas Co., Ltd. (Japan)	707,000	2,480,564
Sempra Energy	160,971	9,355,635
Toho Gas Co., Ltd. (Japan) (S)	314,000	1,549,537
Tokyo Gas Co., Ltd. (Japan)	662,000	3,077,784
Williams Cos., Inc. (The) (S)	197,074	6,712,340
		39,812,019

Oil & Gas (1.5%)
Questar Corp.	104,968	5,513,969

Power Producers (3.3%)
AES Corp. (The) (NON)	380,607	7,627,364
Dynegy, Inc. Class A (NON) (S)	198,142	1,830,832
NRG Energy, Inc. (NON)	71,500	3,023,735
		12,481,931

Publishing (0.4%)
Idearc, Inc.	46,297	1,456,967

Regional Bells (2.5%)
Verizon Communications, Inc.	215,650	9,548,982

Telecommunications (6.9%)
CenturyTel, Inc.	32,759	1,514,121
Cosmote Mobile Communications SA (Greece)	73,700	2,534,417

Digi.com Berhad (Malaysia)	426,900	2,691,664
StarHub, Ltd. (Singapore)	790,450	1,647,369
Swisscom AG (Switzerland)	5,943	2,261,896
Telefonica SA (Spain)	352,633	9,877,267
Telenor ASA (Norway) (NON)	143,100	2,868,002
Telus Corp. (Canada)	42,422	2,391,415
		25,786,151

Telephone (5.7%)
AT&T, Inc.	390,100	16,505,131
Hellenic Telecommunication Organization (OTE) SA
(Greece)	45,580	1,690,991
Telekom Austria AG (Austria)	113,599	2,974,432
		21,170,554

Transportation Services (1.0%)
Macquarie Airports (Australia)	554,997	2,139,982
TNT NV (Netherlands)	39,213	1,645,019
		3,785,001

Utilities & Power (1.0%)
Babcock & Brown Wind Partners (Australia)	680,833	1,102,610
EDF Energies Nouvelles SA (France)	22,501	1,789,626
Tenaga Nasional Berhad (Malaysia)	258,700	716,233
		3,608,469

Total common stocks (cost $225,071,607)		$370,881,394

SHORT-TERM INVESTMENTS (4.9%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 3.90% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$16,972,522	$16,945,580
Putnam Prime Money Market Fund (e)	1,331,055	1,331,055

Total short-term investments (cost $18,276,635)		$18,276,635

TOTAL INVESTMENTS

Total investments (cost $243,348,242)(b)		$389,158,029

NOTES

(a) Percentages indicated are based on net assets of $373,305,500.

(b) The aggregate identified cost on a tax basis is $243,732,531, resulting in gross unrealized appreciation and depreciation of $147,476,014 and $2,050,516, respectively, or net unrealized appreciation of $145,425,498.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $16,272,055. The fund received cash collateral of $16,945,580 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $156,337 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $163,830,343 and $172,058,937, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2007: (as a percentage of Portfolio Value)

Australia	0.9%
Austria	0.8
Canada	0.8
China	0.6
France	4.1
Germany	2.0
Greece	1.1
Italy	1.5
Japan	3.2
Malaysia	0.9
Norway	0.8
Spain	3.8
Switzerland	0.6
United Kingdom	0.8
United States	77.2
Other	0.9

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Vista Fund

The fund's portfolio 9/30/07 (Unaudited)

COMMON STOCKS (100.0%)(a)
	Shares	Value

Aerospace and Defense (3.4%)
L-3 Communications Holdings, Inc.	57,900	$5,913,906
Precision Castparts Corp.	44,200	6,540,716
		12,454,622

Airlines (0.5%)
Continental Airlines, Inc. Class B (NON)	57,400	1,895,922

Automotive (0.3%)
AutoZone, Inc. (NON)	9,500	1,103,330

Banking (1.9%)
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	53,599	7,050,948

Basic Materials (1.5%)
Ceradyne, Inc. (NON) (S)	72,600	5,498,724

Beverage (0.2%)
Hansen Natural Corp. (NON)	15,000	850,200

Biotechnology (2.6%)
Applera Corp.- Applied Biosystems Group	176,900	6,127,816
Genzyme Corp. (NON)	55,300	3,426,388
		9,554,204

Building Materials (0.2%)
Sherwin-Williams Co. (The)	14,100	926,511

Chemicals (4.4%)
Albemarle Corp.	81,346	3,595,493
Celanese Corp. (Ser. A)	20,100	783,498
CF Industries Holdings, Inc.	90,600	6,877,446
Lubrizol Corp. (The)	62,700	4,079,262
Sigma-Adrich Corp.	16,100	784,714
		16,120,413

Commercial and Consumer Services (2.1%)
Dun & Bradstreet Corp. (The)	28,700	2,830,107
Paychex, Inc.	72,300	2,964,300
Sotheby's Holdings, Inc. Class A (S)	42,200	2,016,738
		7,811,145

Communications Equipment (0.5%)
Juniper Networks, Inc. (NON) (S)	54,300	1,987,923

Computers (1.2%)
Emulex Corp. (NON)	232,710	4,461,051

Conglomerates (0.2%)
AMETEK, Inc.	22,200	959,484

Consumer (0.3%)
Black & Decker Manufacturing Co. (S)	11,800	982,940

Consumer Goods (1.7%)
American Greetings Corp. Class A	236,913	6,254,503

Consumer Services (0.3%)
Labor Ready, Inc. (NON)	62,627	1,159,226

Containers (0.2%)
Pactiv Corp. (NON)	25,300	725,098

Electric Utilities (0.8%)
Edison International	55,300	3,066,385

Electronics (4.6%)
AVX Corp.	86,300	1,389,430
Gentex Corp.	80,300	1,721,632
MEMC Electronic Materials, Inc. (NON)	97,200	5,721,192
National Semiconductor Corp.	57,200	1,551,264
NVIDIA Corp. (NON)	166,200	6,023,088
Trimble Navigation, Ltd. (NON)	19,900	780,279
		17,186,885

Energy (6.6%)
Cameron International Corp. (NON)	66,700	6,155,743
Global Industries, Ltd. (NON)	236,538	6,093,219

Grant Prideco, Inc. (NON)	27,100	1,477,492
National-Oilwell Varco, Inc. (NON)	37,400	5,404,300
Noble Corp.	105,800	5,189,490
		24,320,244

Energy (Other) (1.6%)
Covanta Holding Corp. (NON)	249,600	6,117,696

Engineering & Construction (2.4%)
Fluor Corp.	27,500	3,959,450
McDermott International, Inc. (NON)	88,100	4,764,448
		8,723,898

Entertainment (0.3%)
Regal Entertainment Group Class A (S)	44,900	985,555

Environmental (0.2%)
Foster Wheeler, Ltd. (NON)	6,000	787,680

Financial (1.8%)
Assurant, Inc.	35,400	1,893,900
Moody's Corp.	98,191	4,948,826
		6,842,726

Food (0.3%)
Wrigley (Wm.) Jr. Co.	20,700	1,329,561

Health Care Services (5.6%)
AMERIGROUP Corp. (NON)	27,300	941,304
Coventry Health Care, Inc. (NON)	99,900	6,214,779
Henry Schein, Inc. (NON)	24,700	1,502,748
Humana, Inc. (NON)	86,433	6,039,938
WellCare Health Plans, Inc. (NON)	55,955	5,899,336
		20,598,105

Homebuilding (1.0%)
NVR, Inc. (NON) (S)	7,703	3,622,336

Household Furniture and Appliances (1.6%)
Tempur-Pedic International, Inc.	163,300	5,837,975

Insurance (0.9%)
Axis Capital Holdings, Ltd. (Bermuda)	81,663	3,177,507

Investment Banking/Brokerage (2.2%)
Affiliated Managers Group (NON)	18,800	2,397,188
Federated Investors, Inc.	142,000	5,637,400
SEI Investments Co.	9,600	261,888
		8,296,476

Lodging/Tourism (1.4%)
Choice Hotels International, Inc.	137,154	5,166,591

Machinery (1.6%)
Gardner Denver, Inc. (NON)	75,600	2,948,400
Manitowoc Co., Inc. (The)	28,144	1,246,216
Wabtec Corp.	44,400	1,663,224
		5,857,840

Manufacturing (3.1%)
ITT Corp.	65,100	4,422,243
Roper Industries, Inc.	16,800	1,100,400
Teleflex, Inc.	76,500	5,960,880
		11,483,523

Medical Technology (5.5%)
Becton, Dickinson and Co.	51,100	4,192,755
C.R. Bard, Inc.	7,500	661,425
DENTSPLY International, Inc.	43,200	1,798,848
Edwards Lifesciences Corp. (NON) (S)	26,400	1,301,784
Kinetic Concepts, Inc. (NON) (S)	71,457	4,021,600
Pall Corp.	19,200	746,880
PerkinElmer, Inc.	25,900	756,539
Techne Corp. (NON)	11,200	706,496
Waters Corp. (NON)	89,700	6,002,724
		20,189,051

Metals (3.4%)
Carpenter Technology Corp.	32,300	4,199,323
Cleveland-Cliffs, Inc. (S)	50,250	4,420,493
United States Steel Corp.	37,000	3,919,780
		12,539,596

Natural Gas Utilities (0.5%)
ONEOK, Inc.	32,000	1,516,800

Sempra Energy	7,300	424,276
		1,941,076

Office Equipment & Supplies (0.6%)
Steelcase, Inc. (S)	118,209	2,125,398

Oil & Gas (2.4%)
Frontier Oil Corp.	137,100	5,708,844
Holly Corp.	15,400	921,382
Noble Energy, Inc.	12,900	903,516
Western Refining, Inc. (S)	35,133	1,425,697
		8,959,439

Pharmaceuticals (0.8%)
Endo Pharmaceuticals Holdings, Inc. (NON)	40,000	1,240,400
Sepracor, Inc. (NON)	38,500	1,058,750
Watson Pharmaceuticals, Inc. (NON)	23,100	748,440
		3,047,590

Power Producers (1.9%)
Mirant Corp. (NON)	121,700	4,950,756
Reliant Resources, Inc. (NON)	79,100	2,024,960
		6,975,716

Real Estate (2.2%)
CB Richard Ellis Group, Inc. Class A (NON)	143,800	4,003,392
Taubman Centers, Inc. (R)	76,500	4,188,375
		8,191,767

Restaurants (0.2%)
CBRL Group, Inc.	15,200	620,160

Retail (6.4%)
Aeropostale, Inc. (NON)	181,050	3,450,813
Big Lots, Inc. (NON) (S)	194,851	5,814,354
Deckers Outdoor Corp. (NON)	5,100	559,980
Dick's Sporting Goods, Inc. (NON)	10,600	711,790
Dollar Tree Stores, Inc. (NON)	110,700	4,487,778
GameStop Corp. (NON)	19,300	1,087,555
RadioShack Corp. (S)	211,000	4,359,260
TJX Cos., Inc. (The) (S)	107,700	3,130,839
		23,602,369

Schools (1.7%)
ITT Educational Services, Inc. (NON)	50,904	6,194,508

Semiconductor (1.8%)
KLA-Tencor Corp.	9,900	552,222
Teradyne, Inc. (NON) (S)	377,200	5,205,360
Varian Semiconductor Equipment (NON)	13,500	722,520
		6,480,102

Software (4.7%)
Autodesk, Inc. (NON)	121,500	6,071,355
BMC Software, Inc. (NON)	184,900	5,774,427
Cadence Design Systems, Inc. (NON)	32,800	727,832
Novell, Inc. (NON)	494,600	3,778,744
Websense, Inc. (NON)	42,804	844,523
		17,196,881

Staffing (0.2%)
Korn/Ferry International (NON)	41,300	681,863

Telecommunications (3.4%)
CenturyTel, Inc.	121,000	5,592,620
Embarq Corp.	31,600	1,756,960
InterDigital, Inc. (NON) (S)	80,700	1,676,946
j2 Global Communications, Inc. (NON)	75,300	2,464,569
NeuStar, Inc. Class A (NON)	26,500	908,685
		12,399,780

Telephone (0.2%)
Telephone and Data Systems, Inc.	10,200	680,850

Textiles (0.4%)
Phillips-Van Heusen Corp.	13,500	708,480
Polo Ralph Lauren Corp.	9,700	754,175
		1,462,655

Tobacco (1.6%)
Loews Corp. - Carolina Group	72,700	5,978,121

Toys (3.3%)
Hasbro, Inc.	210,700	5,874,316
Mattel, Inc. (S)	272,146	6,384,545

		12,258,861

Waste Management (1.3%)
Republic Services, Inc.	22,500	735,975
Stericycle, Inc. (NON)	74,400	4,252,704
		4,988,679

Total common stocks (cost $336,224,009)		$369,711,689

SHORT-TERM INVESTMENTS (8.6%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$30,209,363	$30,160,725
Putnam Prime Money Market Fund (e)	1,475,730	1,475,730

Total short-term investments (cost $31,636,455)		$31,636,455

TOTAL INVESTMENTS

Total investments (cost $367,860,464)(b)		$401,348,144

NOTES

(a) Percentages indicated are based on net assets of $369,620,302.

(b) The aggregate identified cost on a tax basis is $369,211,527, resulting in gross unrealized appreciation and depreciation of $44,385,694 and $12,249,077, respectively, or net unrealized appreciation of $32,136,617.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $29,235,681. The fund received cash collateral of $30,160,725 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $149,953 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $100,165,413 and $102,392,297, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Voyager Fund

The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (100.1%)(a)
	Shares	Value

Advertising and Marketing Services (1.0%)
Omnicom Group, Inc.	329,904	$15,865,083

Aerospace and Defense (8.3%)
Alliant Techsystems, Inc. (NON) (S)	49,500	5,410,350
Boeing Co. (The)	372,400	39,098,276
General Dynamics Corp.	279,200	23,584,024
L-3 Communications Holdings, Inc.	248,400	25,371,576
United Technologies Corp.	492,900	39,668,592
		133,132,818

Automotive (1.0%)
Harley-Davidson, Inc.	353,100	16,316,751

Banking (0.7%)
Wells Fargo & Co.	300,400	10,700,248

Biotechnology (0.5%)
Genentech, Inc. (NON) (S)	97,800	7,630,356

Building Materials (1.3%)
American Standard Cos., Inc.	295,900	10,539,958
Sherwin-Williams Co. (The)	167,300	10,993,283
		21,533,241

Commercial and Consumer Services (1.3%)
Dun & Bradstreet Corp. (The)	118,811	11,715,953
Equifax, Inc.	228,900	8,725,668
		20,441,621

Communications Equipment (4.3%)
Cisco Systems, Inc. (NON)	2,097,400	69,444,914

Computers (4.3%)
Apple Computer, Inc. (NON) (S)	285,900	43,897,086
Dell, Inc. (NON) (S)	759,400	20,959,440
Research in Motion, Ltd. (Canada) (NON)	37,800	3,725,190
		68,581,716

Conglomerates (2.0%)
Danaher Corp. (S)	385,300	31,868,163

Consumer Finance (3.9%)
American Express Co.	317,200	18,832,164
Capital One Financial Corp.	234,500	15,577,835
Countrywide Financial Corp.	496,268	9,434,055
Mastercard, Inc. Class A	129,000	19,088,130
		62,932,184

Consumer Goods (1.3%)
Procter & Gamble Co. (The)	291,400	20,497,076

Consumer Services (0.5%)
Liberty Media Holding Corp. - Interactive Class A (NON)	452,100	8,684,841

Electronics (1.5%)
Amphenol Corp. Class A	347,500	13,816,600
Microchip Technology, Inc.	267,390	9,711,605
		23,528,205

Financial (1.0%)
MGIC Investment Corp.	109,900	3,550,869
Moody's Corp.	249,300	12,564,720
		16,115,589

Health Care Services (7.1%)
Aetna, Inc.	363,700	19,737,999
Express Scripts, Inc. (NON)	340,400	19,001,128
Medco Health Solutions, Inc. (NON)	224,200	20,265,438
UnitedHealth Group, Inc.	701,000	33,949,430
WellPoint, Inc. (NON)	267,600	21,118,992
		114,072,987

Homebuilding (0.4%)
NVR, Inc. (NON) (S)	12,799	6,018,730

Insurance (2.6%)
American International Group, Inc.	491,000	33,216,150

Berkshire Hathaway, Inc. Class B (NON)	1,942	7,674,784
		40,890,934

Investment Banking/Brokerage (8.1%)
Bear Stearns Cos., Inc. (The)	248,100	30,469,161
BlackRock, Inc.	85,900	14,895,919
Blackstone Group LP (The) (NON)	483,300	12,121,164
Franklin Resources, Inc.	103,600	13,209,000
Goldman Sachs Group, Inc. (The)	217,800	47,205,972
T. Rowe Price Group, Inc.	200,300	11,154,707
		129,055,923

Lodging/Tourism (1.9%)
Las Vegas Sands Corp. (NON) (S)	95,600	12,754,952
Wyndham Worldwide Corp.	513,600	16,825,536
		29,580,488

Machinery (3.3%)
Caterpillar, Inc. (S)	383,900	30,109,277
Joy Global, Inc. (S)	150,600	7,659,516
Parker-Hannifin Corp.	70,800	7,917,564
Terex Corp. (NON)	76,600	6,818,932
		52,505,289

Media (1.2%)
Walt Disney Co. (The)	557,600	19,175,864

Medical Technology (3.1%)
Becton, Dickinson and Co.	202,800	16,639,740
Medtronic, Inc.	576,800	32,537,288
		49,177,028

Metals (0.9%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	144,300	15,135,627

Oil & Gas (4.6%)
ConocoPhillips	226,900	19,915,013
Devon Energy Corp.	193,000	16,057,600
EOG Resources, Inc.	159,000	11,500,470
Occidental Petroleum Corp.	196,400	12,585,312
Valero Energy Corp.	207,800	13,960,004
		74,018,399

Pharmaceuticals (2.3%)
Johnson & Johnson	455,100	29,900,070
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	148,300	6,594,901
		36,494,971

Publishing (1.9%)
McGraw-Hill Cos., Inc. (The)	589,500	30,011,445

Real Estate (1.2%)
CB Richard Ellis Group, Inc. Class A (NON)	670,551	18,668,140

Restaurants (2.2%)
Starbucks Corp. (NON)	666,500	17,462,300
Yum! Brands, Inc.	532,700	18,021,241
		35,483,541

Retail (8.6%)
Abercrombie & Fitch Co. Class A	103,400	8,344,380
Best Buy Co., Inc. (S)	585,000	26,921,700
CVS Caremark Corp.	719,400	28,509,822
Home Depot, Inc. (The)	473,100	15,347,364
Lowe's Cos., Inc. (S)	813,700	22,799,874
Ross Stores, Inc.	357,400	9,163,736
Staples, Inc.	1,195,100	25,682,699
		136,769,575

Semiconductor (1.4%)
Applied Materials, Inc.	742,600	15,371,820
KLA-Tencor Corp.	113,000	6,303,140
		21,674,960

Software (8.0%)
Adobe Systems, Inc. (NON)	544,200	23,759,772
Autodesk, Inc. (NON)	219,200	10,953,424
Microsoft Corp.	1,945,600	57,317,375
Oracle Corp. (NON)	1,637,500	35,451,875
		127,482,446

Technology Services (7.6%)
Accenture, Ltd. Class A (Bermuda) (S)	321,800	12,952,450
Automatic Data Processing, Inc.	239,200	10,986,456
Cognizant Technology Solutions Corp. (NON)	154,300	12,308,511
eBay, Inc. (NON) (S)	670,300	26,155,106

Google, Inc. Class A (NON) (S)	103,271	58,582,540
		120,985,063

Transportation Services (0.4%)
Expeditors International of Washington, Inc. (S)	151,600	7,170,680

Trucks & Parts (0.4%)
WABCO Holdings, Inc.	149,166	6,973,511

Total common stocks (cost $1,251,349,060)		$1,598,618,407

SHORT-TERM INVESTMENTS (12.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$193,704,097	$193,392,228
Putnam Prime Money Market Fund (e)	141,237	141,237

Total short-term investments (cost $193,533,465)		$193,533,465

TOTAL INVESTMENTS

Total investments (cost $1,444,882,525) (b)		$1,792,151,872

NOTES

(a) Percentages indicated are based on net assets of $1,597,086,016.

(b) The aggregate identified cost on a tax basis is $1,493,982,247, resulting in gross unrealized appreciation and depreciation of $331,416,307 and $33,246,682, respectively, or net unrealized appreciation of $298,169,625.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $187,265,779. The fund received cash collateral of $193,392,228 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $162,002 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $182,959,912 and $206,039,236, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 29, 2007